    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 1, 2007
                                         REGISTRATION NOS. 333-137942/811-03240
--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Pre-Effective Amendment No.   [ ]
                      Post Effective Amendment No. 3 [X]

                                    and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                       Amendment No. 138             [X]

                               -----------------

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT A
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                   2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                (713) 831-3150
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                               -----------------

                            KATHERINE STONER, ESQ.
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                   2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

It is proposed that this filing will become effective:

[X] immediately upon filing pursuant to paragraph (b) of Rule 485

[ ] on [date] pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485

[ ] on [date] pursuant to paragraph (a) (1) of Rule 485

TITLE OF SECURITIES BEING REGISTERED: Units of interests in Separate Account A of The Variable Annuity Life Insurance Company under variable annuity contracts, Portfolio Director, Portfolio Director 2, Portfolio Director Plus.

================================================================================

                              PART A - PROSPECTUS

Incorporated by reference to Form N-4, Post Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 131 under the Investment Company Act of 1940, File Nos. 333-137942 and 811-03240, filed on May 1, 2007, Accession
No. 0001193125-07-097222.

A supplement to the Prospectus is included in Part A of this Post-Effective Amendment No. 3.

                  The Variable Annuity Life Insurance Company
                              Separate Account A
       Portfolio Director, Portfolio Director 2, Portfolio Director Plus
                      Fixed and Variable Deferred Annuity

                   SUPPLEMENT TO THE MAY 1, 2007 PROSPECTUS

Premium Enhancement Credit

Beginning August 13, 2007, VALIC is offering a 2% and 4% premium enhancement credit ("Premium Enhancement") to a Participant meeting certain criteria as described below. The Premium Enhancement will be added to the Account Value as earnings, allocated to the Fixed and Variable Account Options in the same manner as the Participant's contributions or Eligible Deposits to the account.

Eligibility Criteria - 4% Premium Enhancement Credit

Participants

An "Eligible Participant" is a Participant employed in the K-12 market (educators and administrators and other employees eligible to participate in a 403(b) or 457(b) program in elementary and secondary schools) who opens a new 403(b) or 457(b) Portfolio Director account with VALIC and who is no longer in the free look period. A "new" 403(b) or 457(b) account is an account opened between June 1 and December 31, 2007 that is the Participant's first annuity account on the VALIC Portfolio Director recordkeeping system.

Contributions

A Premium Enhancement of 4% will be paid following the receipt and crediting of "First-Year" contributions made to the new account that are received and credited by VALIC, for a period of one year, beginning as of the date of the first contribution made to the new account in accordance with a salary reduction arrangement, on or after the endorsement effective date. A First-Year contribution does not include amounts rolled over or directly transferred to VALIC from another retirement contract or program, or to amounts attributable to employer contributions.

Contracts

This program is available only to certain 403(b) or 457(b) Portfolio Director accounts at this time. This does not include Contracts that are subject to the Employee Retirement Income Security Act of 1974 ("ERISA") or group Contracts that require permission or notice to offer this Premium Enhancement.

Eligibility Criteria - 2% Premium Enhancement Credit

Participants

An "Eligible Participant" is any Participant, new or existing, with a Portfolio Director account in the nonqualified, IRA or K-12 markets. The K-12 market includes educators, administrators and other employees eligible to participate in a 403(b) or 457(b) program in elementary and secondary schools.

Rollover Deposits

A Premium Enhancement of 2% will be paid following the receipt and crediting of Purchase Payments of $50,000 or more that are rolled over or transferred directly to VALIC from a non-VALIC retirement contract or program ("Eligible Deposit") on or after the endorsement effective date and between August 13, 2007 and December 31, 2007. We will total all such Eligible Deposits that we receive within a 90-day period in order to meet the $50,000 minimum requirement. An Eligible Deposit does not include a periodic Purchase Payment made to the Contract under a salary reduction arrangement; a Purchase Payment attributable to employer contributions; or a transfer or exchange from any other VALIC product. Eligibility for the Premium Enhancement will immediately end if an Eligible Participant takes a withdrawal from the Contract any time after we credit a Premium Enhancement to the Account Value. Participants may not transfer amounts in and out of a Contract to receive multiple bonuses on the same monies.

Contracts

This program is available only to Portfolio Director accounts in the nonqualified, IRA or K-12 markets at this time. This does not include the Portfolio Director Freedom Plus IRA Contract; or Contracts that are subject to ERISA; or group Contracts that require permission or notice to offer this Premium Enhancement.

Important Information Applicable to Either Premium Enhancement Credit

The Premium Enhancement will not be counted as premium for contribution limits and is not considered to be an "Eligible Purchase Payment" for the IncomeLOCK program; however, any earnings on the Premium Enhancement will be included as a part of the Anniversary Value. The Premium Enhancement will be immediately available for withdrawal, annuitization or payment of a death benefit; thus, the participant will be vested in the amount of the Premium Enhancement. The Premium Enhancement and any gains or losses attributable to it will be treated as "earnings" for all purposes under the Contract. As such, the Premium Enhancement will be subject to all of the rights and limitations that would otherwise apply under the Contract to earnings, gains or other credits. We may offer this Premium Enhancement program for certain periods each year. We reserve the right to modify, suspend or terminate the Premium Enhancement for Contracts that have not yet been issued. Additionally, we reserve the right to withhold payment of the Premium Enhancement until the expiration of the Contract's free look period. The Premium Enhancement may not be available in all states or through the broker-dealer with which your financial advisor is affiliated. Please check with your financial advisor for availability and any other restrictions.

                              PART B - PROSPECTUS

Incorporated by reference to Form N-4, Post Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 131 under the Investment Company Act of 1940, File Nos. 333-137942 and 811-03240, filed on May 1, 2007, Accession
No. 0001193125-07-097222.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

              INDEX TO AUDITED CONSOLIDATED FINANCIAL STATEMENTS

                                                                        Page
                                                                      Number(S)
                                                                      ---------
Report of Independent Registered Public Accounting Firm                   1

Consolidated Balance Sheet - December 31, 2006 and 2005                2 to 3

Consolidated Statement of Income and Comprehensive Income - Years      4 to 5
  Ended December 31, 2006, 2005 and 2004

Consolidated Statement of Cash Flows - Years Ended December 31,        6 to 7
  2006, 2005 and 2004

Notes to Consolidated Financial Statements                             8 to 36

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of The Variable Annuity Life Insurance Company:

In our opinion, the accompanying consolidated balance sheet as of December 31, 2006 and 2005 and the related consolidated statements of income and comprehensive income and of cash flows present fairly, in all material respects, the financial position of The Variable Annuity Life Insurance Company and its subsidiaries (the "Company"), an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2006 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company changed its method of accounting for certain hybrid financial instruments in 2006 and its method of accounting for certain nontraditional long-duration contracts in 2004.

/s/ PricewaterhouseCoopers LLP

Houston, Texas
April 27, 2007

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEET

                                                     December 31, December 31,
                                                         2006         2005
                                                     ------------ ------------
                                                           (In millions)
ASSETS
Investments and cash
   Cash                                                $   108      $    56
   Short-term investments                                   20           34
       Bonds, notes and redeemable preferred
         stocks Available for sale, at fair
         value (amortized cost: 2006 - $27,327;
         2005 - $28,575)                                27,735       29,200
       Hybrid securities, at fair value
         (amortized cost: 2006 - $106)                     103           --
       Trading securities, at fair value (cost:
         2006 - $136; 2005 - $148)                         133          148
       Common stocks and non-redeemable
         preferred stocks: Available for sale,
         at fair value (cost: 2006 - $29; 2005
         - $20)                                             65           49
       Trading securities, at fair value (cost:
         2006 - $1; 2005 - $1)                               1            1
   Mortgage loans                                        3,412        2,542
   Policy loans                                          1,007          967
   Partnerships and other invested assets                2,126        1,471
   Securities lending collateral                        10,036        9,743
                                                       -------      -------
   Total investments and cash                           44,746       44,211

   Variable annuity assets held in separate
     accounts                                           27,262       24,116
   Accrued investment income                               415          423
   Deferred acquisition costs and cost of
     insurance purchased                                 1,851        1,737
   Deferred bonus interest                                  45           22
   Income taxes receivable                                   8           --
   Receivable from brokers                                  31           15
   Other assets                                             81           79
                                                       -------      -------
   TOTAL ASSETS                                        $74,439      $70,603
                                                       =======      =======

         See accompanying notes to consolidated financial statements.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    CONSOLIDATED BALANCE SHEET (Continued)


                                                      December 31, December 31,
                                                          2006         2005
                                                      ------------ ------------
                                                            (In millions)
LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities
   Reserves for fixed annuity contracts                 $30,693      $30,502
   Income taxes payable                                      --            7
   Securities lending payable                            10,036        9,743
   Payable to brokers                                         4           44
   Other liabilities                                        327          308
                                                        -------      -------
   Total reserves, payables and accrued liabilities      41,060       40,604

Variable annuity liabilities related to separate
  accounts                                               27,262       24,116
Deferred income taxes                                       886          888
                                                        -------      -------
   Total liabilities                                     69,208       65,608
                                                        -------      -------
Shareholder's equity
   Common stock, $1 par value; 5,000,000 shares
     authorized; shares issued 2006 and 2005 -
     3,575,000                                                4            4
   Additional paid-in capital                             1,613        1,613
   Retained earnings                                      3,336        3,038
   Accumulated other comprehensive income                   278          340
                                                        -------      -------
   Total shareholder's equity                             5,231        4,995
                                                        -------      -------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY              $74,439      $70,603
                                                        =======      =======

         See accompanying notes to consolidated financial statements.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
           CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME

                                                        Years Ended December 31,
                                                        ----------------------
                                                         2006     2005    2004
                                                        ------   ------  ------
                                                             (In millions)
 REVENUES

    Investment income                                   $2,299   $2,219  $2,151
    Fee income
        Variable annuity fees                              307      285     260
        Other fee income                                    78       67      53
    Net realized investment gains (losses)                (156)     (37)      3
                                                        ------   ------  ------
    Total revenues                                       2,528    2,534   2,467
                                                        ------   ------  ------

 BENEFITS AND EXPENSES

    Interest credited to fixed annuity contracts         1,157    1,137   1,122
    General and administrative expenses, net of
      deferrals                                            155      144     143
    Amortization of deferred acquisition costs,
      cost of insurance purchased and deferred
      bonus interest                                       118       93      67
    Annual commissions, net of deferrals                    75       82      82
    Guaranteed minimum death benefits                        3        5       7
                                                        ------   ------  ------
    Total benefits and expenses                          1,508    1,461   1,421
                                                        ------   ------  ------

 PRETAX INCOME BEFORE CUMULATIVE EFFECT OF
   ACCOUNTING CHANGE                                     1,020    1,073   1,046

 Income tax expense                                        325      339     344
                                                        ------   ------  ------
 INCOME BEFORE CUMULATIVE EFFECT OF ACCOUNTING
   CHANGE                                                  695      734     702

 Cumulative effect of accounting change, net of tax         --       --      (1)
                                                        ------   ------  ------
 NET INCOME                                             $  695   $  734  $  701
                                                        ------   ------  ------

         See accompanying notes to consolidated financial statements.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
     CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Continued)

                                                        Years Ended December 31,
                                                        -----------------------
                                                         2006     2005    2004
                                                         -----    -----   ----
                                                           (In millions)
OTHER COMPREHENSIVE INCOME

   Net unrealized gains (losses) on invested assets
     arising during the current period                  $(299)   $(791)   $210
   Reclassification adjustment for net realized losses
     included in net income                               132       59       3
   Adjustment to deferred acquisition costs and
     deferred bonus interest                               65      195     (41)
   Deferred Income tax benefit (expense)                   40      192     (61)
                                                         -----    -----   ----
OTHER COMPREHENSIVE (LOSS) INCOME                         (62)    (345)    111
                                                         -----    -----   ----
COMPREHENSIVE INCOME                                    $ 633    $ 389    $812
                                                         =====    =====   ====

         See accompanying notes to consolidated financial statements.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENT OF CASH FLOWS

                                                     Years Ended December 31,
                                                   ---------------------------
                                                     2006     2005      2004
                                                   -------  --------  --------
                                                          (In millions)
CASH FLOWS FROM OPERATING ACTIVITIES

   Net income                                      $   695  $    734  $    701
   Adjustments to reconcile net income to net
     cash provided by operating activities:
       Cumulative effect of accounting
         change, net of tax                             --        --         1
       Interest credited to fixed annuity
         contracts                                   1,157     1,137     1,122
       Net realized investment (gains) losses          156        37        (3)
       Equity in income of partnerships and
         other invested assets                        (153)      (66)      (87)
       Amortization of premium and discount
         on securities                                 (58)      (53)      (47)
       Provision for deferred income taxes              37        67       135
   Changes in:
       Trading securities, at fair value                15      (133)       51
       Hybrid securities, at fair value                 30        --        --
       Accrued investment income                         8        (2)       (8)
       Deferred acquisition costs                      (73)      (79)     (108)
       Income taxes currently receivable/
         payable                                       (15)       23       (37)
       Other liabilities                                19        28         9
   Other, net                                            9        10       (18)
                                                   -------  --------  --------
NET CASH PROVIDED BY OPERATING ACTIVITIES            1,827     1,703     1,711
                                                   -------  --------  --------
CASH FLOWS FROM INVESTING ACTIVITIES

   Purchases and issuances of:
       Bonds, notes and redeemable preferred
         stocks available for sale                  (6,498)  (19,969)  (20,644)
       Mortgage loans                               (1,142)     (530)     (511)
       Other investments, excluding
         short-term investments                     (2,745)   (2,034)   (1,942)
   Sales of:
       Bonds, notes and redeemable preferred
         stocks available for sale                   6,272    18,936    18,033
       Other investments, excluding
         short-term investments                      2,197     1,543     1,958
   Redemptions and maturities of:
       Bonds, notes and redeemable preferred
         stocks available for sale                   1,219     1,126     1,175
       Mortgage loans                                  274       334       186
   Change in short-term investments                     14        22        54
   Change in securities lending collateral            (293)     (457)   (4,835)
                                                   -------  --------  --------
NET CASH USED IN INVESTING ACTIVITIES                 (702)   (1,029)   (6,526)
                                                   -------  --------  --------

         See accompanying notes to consolidated financial statements.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
               CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)

                                                      Years Ended December 31,
                                                     -------------------------
                                                       2006     2005     2004
                                                     -------  -------  -------
                                                           (In millions)
CASH FLOWS FROM FINANCING ACTIVITIES

   Deposits on fixed annuity contracts               $ 2,401  $ 2,602  $ 2,753
   Net exchanges to the fixed accounts of variable
     annuity contracts                                   218      251      238
   Withdrawal payments on fixed annuity contracts     (3,387)  (3,407)  (2,502)
   Claims and annuity payments on fixed annuity
     contracts                                          (198)    (172)    (164)
   Change in securities lending payable                  293      457    4,835
   Cash capital contributions from Parent                 --       --       60
   Dividends paid to Parent                             (400)    (400)    (360)
                                                     -------  -------  -------
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES   (1,073)    (669)   4,860
                                                     -------  -------  -------
NET INCREASE IN CASH                                      52        5       45

CASH AT BEGINNING OF PERIOD                               56       51        6
                                                     -------  -------  -------
CASH AT END OF PERIOD                                $   108  $    56  $    51
                                                     =======  =======  =======
SUPPLEMENTAL CASH FLOW INFORMATION

   Income taxes paid                                 $   303  $   243  $   244
                                                     =======  =======  =======

         See accompanying notes to consolidated financial statements.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

1. NATURE OF OPERATIONS

   The Variable Annuity Life Insurance Company, including its wholly owned subsidiaries, (the "Company") is a direct, wholly owned subsidiary of American General Life Insurance Company (the "Parent"), a Texas-domiciled life insurance company, which is in turn an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement services and asset management. The Company is a Texas-domiciled life insurance company providing tax-deferred retirement annuities and employer-sponsored retirement plans to employees of educational, healthcare, public sector and not-for-profit organizations. The Company markets products nationwide through exclusive sales representatives.

   The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities; monitoring and limiting prepayment and extension risk in its portfolio; maintaining a large percentage of its portfolio in highly liquid securities; engaging in a disciplined process of underwriting; and reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income on variable annuity assets held in separate accounts.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   BASIS OF PRESENTATION: The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of the Company and all of its wholly owned subsidiaries. All significant intercompany accounts and transactions are eliminated in consolidation. Certain prior period items have been reclassified to conform to the current period's presentation.

   The preparation of financial statements in conformity with GAAP requires the use of estimates and assumptions which affect the amounts reported in the consolidated financial statements and the accompanying notes. These estimates and assumptions are particularly important with respect to investments and deferred acquisition costs. Actual results could differ from those estimates.

   CASH: Cash represents cash on hand and all highly liquid investments purchased with an original maturity of three months or less.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

   INVESTMENTS: Short-term investments consist of interest-bearing cash equivalents, time deposits, and investments maturing within one year, such as commercial paper.

   Bonds, notes, redeemable preferred stocks, common stocks and non-redeemable preferred stocks available for sale are carried at aggregate fair value. Changes in unrealized gains and losses, net of tax and amortization of deferred acquisition costs and other deferred expenses, are credited or charged directly to the accumulated other comprehensive income or loss component of shareholder's equity.

   If a security includes terms affecting cash flows or exchanges under the contract that have economic characteristics and risks not clearly and closely related to the economic characteristics and risks of the security, those terms are considered an embedded derivative and are accounted for separately. Embedded derivatives are carried at fair value with unrealized gains and losses reflected in income.

   The Company may elect to measure any hybrid financial instrument at fair value, with changes in fair value recognized in earnings, if the hybrid instrument contains an embedded derivative that would otherwise be required to be bifurcated and accounted for separately. The election to measure the hybrid instrument at fair value is made on an instrument-by-instrument basis and is irrevocable at the acquisition or issuance date.

   Bonds and common stock trading securities are carried at fair value, as it is the Company's intention to sell these securities in the near term. Unrealized gains and losses are reflected in income.

   The Company evaluates its investments for impairment. As a matter of policy, the determination that a security has incurred an other-than-temporary decline in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investments. In general, a security is considered a candidate for other-than-temporary impairment if it meets any of the following criteria:

    . Trading at a significant (25 percent or more) discount to par or amortized cost (if lower) for an extended period of time (nine months or longer);

    . The occurrence of a discrete credit event resulting in the debtor defaulting or seeking bankruptcy or insolvency protection or voluntary reorganization; or

    . The probability of non-realization of a full recovery on its investment, irrespective of the occurrence of one of the foregoing events.

   At each balance sheet date, the Company evaluates its securities holdings in an unrealized loss position. Where the Company does not intend to hold such securities until they have fully recovered their carrying value, based on the circumstances present at the date of evaluation the Company records the unrealized loss in income. If events or circumstances change, such as unexpected changes in the

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY creditworthiness of the obligor, unanticipated changes in interest rates, tax laws, statutory capital positions and liquidity events, among others, the Company revisits its intent. Further, if a loss is recognized from a sale subsequent to a balance sheet date pursuant to these unexpected changes in circumstances, the loss is recognized in the period in which the intent to hold the securities to recovery no longer existed.

   In periods subsequent to the recognition of an other-than-temporary impairment loss for debt securities, the Company generally amortizes the discount or reduced premium over the remaining life of the security in a prospective manner based on the amount and timing of future estimated cash flows.

   Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances.

   Partnerships in which the Company holds less than a five percent interest are carried at fair value and the change in fair value is recognized as a component of other comprehensive income. With respect to partnerships in which the Company holds in the aggregate a five percent or greater interest, or less than five percent interest but the Company has more than a minor influence over the operations of the investee, the Company's carrying value is the net asset value. The changes in such net asset values accounted for under the equity method are recorded in earnings through net investment income.

   Other invested assets are primarily comprised of preferred equity investments in partially owned companies. Generally, the equity method of accounting is used for the Company's investment in companies in which the Company's ownership interest approximates 20 percent but is not greater than 50 percent. The Company's investments in partially owned companies include its interest in Castle 2003-1 Trust ("Castle 1 Trust") and Castle 2003-2 Trust ("Castle 2 Trust"). Other invested assets also include assets related to derivative financial instruments (see Derivative Financial Instruments below, and Note 4).

   Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives or expected payment period of the investments.

   DOLLAR ROLL AGREEMENTS: Throughout the year, the Company enters into dollar roll agreements. These are agreements to sell mortgage-backed securities ("MBS") and to repurchase substantially similar securities at a specific price and date in the future. Dollar roll agreements are accounted for as sales of financial assets and forward repurchase commitments. Assets are removed from the consolidated balance sheet at the time of sale. The difference between sales proceeds and carrying values are recorded as realized gains or losses. The forward repurchase commitments are accounted for at fair value, and the changes in fair value are recorded as realized gains or losses. Assets are recorded at the time of purchase at fair value. Unsettled amounts on the purchase contracts are reflected in the consolidated balance sheet within

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

   Payable to brokers. At December 31, 2006 and 2005, the Company had no dollar roll agreements outstanding.

   SECURITIES LENDING COLLATERAL AND SECURITIES LENDING PAYABLE: The Company lends securities through a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. The fair values of securities pledged under the securities lending agreement were $9.80 billion and $9.52 billion as of December 31, 2006 and 2005, respectively, which represents securities included in bonds, notes and redeemable preferred stocks available for sale in the consolidated balance sheet at the respective balance sheet dates. The collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as Investment income in the consolidated statement of income and comprehensive income.

   DERIVATIVE FINANCIAL INSTRUMENTS: The Company reports all derivatives at fair value in other invested assets or other liabilities, as applicable, in the consolidated balance sheet.

   The Company takes positions from time to time in certain derivative financial instruments in order to mitigate the impact of changes in interest and currency rates on certain investment securities. Financial instruments used by the Company for such purposes include interest rate swaps and foreign currency swaps. The Company believes that such hedging activities have been and remain economically effective, but do not qualify for hedge accounting. As a result, changes in the fair value of swaps are recognized in realized investment gains and losses effective January 1, 2005.

   The Company buys and sells short futures contracts on U.S. Treasury notes to hedge interest rate exposures on certain bonds purchased for the Company's trading portfolio. The short futures contracts have terms no longer than three months at the time of purchase and all such positions are closed out each quarter end.

   DEFERRED ACQUISITION COSTS ("DAC") AND OTHER DEFERRED EXPENSES: Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits ("EGPs") to be realized over the estimated lives of the annuity contracts. EGPs are composed of net investment income, net realized investment gains and losses, variable annuity fees, guarantee costs, surrender charges and direct administrative expenses. DAC consists of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

     The Company currently offers enhanced crediting rates or bonus payments to contract holders ("bonus interest") on certain of its products. To qualify for such accounting treatment, the bonus interest must be explicitly identified in the contract at inception, and the Company must demonstrate that such amounts are incremental to amounts the Company credits on similar contracts without bonus interest, and are higher than the contract's expected ongoing crediting rates for periods after the bonus period. Such amounts are deferred and amortized over the life of the policy using the same methodology and assumptions used to amortize DAC.

     The cost assigned to certain acquired insurance contracts in force at the acquisition date (referred to as cost of insurance purchased, or "CIP") is reported in Deferred acquisition costs and cost of insurance purchased in the consolidated balance sheet. Interest was accreted on the unamortized balance of CIP at rates ranging from 3.0% to 4.5% in 2006, 2005 and 2004. CIP is charged to expense and adjusted for the impact of net unrealized gains (losses) on securities in the same manner as DAC and reported within the same financial statement line items.

     The Company reviews the carrying value of DAC, CIP and deferred bonus interest on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

     AMORTIZATION OF DAC AND OTHER DEFERRED EXPENSES: DAC, CIP and deferred bonus interest are amortized based on a percentage of EGPs over the life of the underlying policies. EGPs are computed based on assumptions related to the underlying policies written, including their anticipated duration, net spreads earned during the life of the contracts, costs of providing policy guarantees, and the level of expenses necessary to maintain the policies. The Company adjusts DAC amortization each quarter for significant differences between actual and assumed profitability in that period. The Company revises future DAC assumptions, referred to herein as an unlocking, when estimates of future gross profits to be realized on its annuity policies are revised. Increases in future EGPs may result from higher interest spread and/or lower surrender rate assumptions, while decreases in future EGPs may result from lower interest spread and/or higher surrender rate assumptions. DAC amortization for the current period is reduced when future EGPs are increased and increased when future EGPs are decreased.

     As fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity and equity securities available for sale, which is a component of other comprehensive income and is credited or charged directly to shareholder's equity.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

     The assumption for the long-term annual market growth of the separate account assets used by the Company in the determination of DAC amortization with respect to its variable annuity policies is approximately 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC unlocking will occur if management considers the short-term growth rate (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unreasonable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary within the industry.

     VARIABLE ANNUITY ASSETS HELD IN AND LIABILITIES RELATED TO SEPARATE
     ACCOUNTS: The Company issues variable annuities for which the investment risk is generally borne by the contract holder, except with respect to amounts invested in the fixed-rate account options. The assets and liabilities resulting from the receipt of variable and certain group fixed annuity premiums are segregated in separate accounts. The assets supporting the variable portion of variable annuities are carried at fair value and reported as Variable annuity assets held in separate accounts, with an equivalent liability, in the consolidated balance sheet. Amounts assessed against the contract holders for mortality, administrative, other services and certain features are included in Variable annuity fees in the consolidated statement of income and comprehensive income.

     GUARANTEED MINIMUM DEATH BENEFITS ("GMDB"): A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contractholder, the contractholder's beneficiary will receive the greater of (1) the contractholder's account value, or (2) a guaranteed minimum death benefit that varies by product (the GMDB). Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals; or the principal invested, adjusted for withdrawals, accumulated at up to 3% per annum (subject to certain caps). These benefits have issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contractholder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

     The Company provides reserves for future GMDB-related benefits pursuant to the adoption of Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Non-traditional and Long-Duration Contracts and for Separate Accounts ("SOP 03-1"). The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Changes in liabilities for minimum

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY guarantees are included in guaranteed minimum death benefits in the consolidated statement of income and comprehensive income. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to guaranteed minimum death benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The Company introduced a Guaranteed Minimum Withdrawal Benefit ("GMWB") in June of 2006 to certain variable annuity contracts. The GMWB is an optional feature that guarantees periodic partial withdrawals that in total equal the guaranteed benefit, even if the accumulation value of the contract falls to zero as a result of adverse investment performance. The Company performed a stand alone adequacy analysis of the total reserves held for the GMWB as of December 31, 2006. No additional reserves were required based on this analysis.

     RESERVES FOR FIXED ANNUITY CONTRACTS: Reserves for fixed annuity contracts are accounted for as investment-type contracts in accordance with Statement of Financial Accounting Standards ("FAS") No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" ("FAS 97"), and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees).

     Under GAAP, deposits collected on non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's consolidated statement of income and comprehensive income, as they are recorded directly to reserves for fixed annuity contracts, or to variable annuity liabilities related to separate accounts, upon receipt.

     FEE INCOME: Variable annuity fees, asset management fees and surrender charges are recorded as income when earned. Net retained commissions are recognized as income on a trade date basis.

     INCOME TAXES: The Company joins in the filing of a consolidated federal income tax return with AGC Life Insurance Company ("AGC Life") and its life insurance company subsidiaries, including the Parent. The Company has a written agreement with AGC Life setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. Under this agreement, AGC Life agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company had it filed a separate federal income tax return. In addition, AGC Life agrees to reimburse the Company for the tax benefits from net losses, if any, within ninety days after the filing of the consolidated federal income tax return for the year in which the losses are used.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

     RECENTLY ISSUED ACCOUNTING STANDARDS: FSP FAS 115-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments," replaces the measurement and recognition guidance set forth in Issue No. 03-1 and codifies certain existing guidance on impairment and accretion of income in periods subsequent to an other-than-temporary impairment, where appropriate. The Company's adoption of FSP FAS 115-1 on January 1, 2006 did not have a material effect on its consolidated financial condition or results of operations.

     In December 2004, the FASB issued FAS No. 123 (revised 2004) "Share-Based Payment" ("FAS 123R"). FAS 123R replaces FAS No. 123, "Accounting for Stock-based Compensation," ("FAS 123") and supersedes Accounting Principles Board Opinion No. 25 ("APB 25"), "Accounting for Stock Issued to Employees". FAS 123, as originally issued in 1995, established as preferable a fair-value-based method of accounting for share-based payment transactions with employees. On January 1, 2003, AIG adopted the recognition provisions of FAS 123. The effect of the compensation costs, as determined consistently with FAS 123, was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of AIG and, therefore, is not presented herein. AIG adopted the provisions of the revised FAS 123R and its related interpretive guidance on January 1, 2006. The impact of adopting FAS 123R was not material to the consolidated financial position or results of operations of AIG or the Company.

     In March 2005, the FASB issued FSP FIN 46(R)-5 "Implicit Variable Interests under FASB Interpretation No. 46 (revised December 2003), Consolidation of Variable Interest Entities" ("FSP FIN 46(R)-5") to address whether a reporting enterprise has an implicit variable interest in a VIE or potential VIE when specific conditions exist.

     Although implicit variable interests are mentioned in FASB Interpretation No. 46 (revised December 2003) ("FIN 46(R)"), the term is not defined and only one example is provided. FSP FIN 46(R)-5 offers additional guidance, stating that implicit variable interests are implied financial interests in an entity that change with changes in the fair value of the entity's net assets exclusive of variable interests. An implicit variable interest acts the same as an explicit variable interest except it involves the absorbing and/or receiving of variability indirectly from the entity (rather than directly). The identification of an implicit variable interest is a matter of judgment that depends on the relevant facts and circumstances. The adoption of FSP FIN 46(R)-5 did not have a material effect on the consolidated financial condition or results of operations of the Company.

     On April 13, 2006, the FASB issued FSP FIN 46(R)-6, "Determining the Variability to be Considered in Applying FASB Interpretation No. 46(R)" ("FSP FIN 46(R)-6"). FSP FIN 46(R)-6 affects the identification of which entities are variable interest entities through a "by design" approach in identifying and measuring the variable interests of the variable interest entity and its primary beneficiary. The requirements became effective beginning in the third quarter of 2006 and are to be applied to all new variable interest entities with which the Company becomes involved. The new requirements need not be applied to entities that have previously been analyzed under FIN 46(R) unless a reconsideration event occurs. The adoption of FSP FIN 46(R)-6 did not

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY have a material effect on the consolidated financial condition or results of operations of the Company.

     On June 1, 2005, the FASB issued FAS No. 154, "Accounting Changes and Error Corrections" ("FAS 154"). FAS 154 replaces APB Opinion No. 20, "Accounting Changes" and FASB Statement No. 3, "Reporting Accounting Changes in Interim Financial Statements." FAS 154 requires that a voluntary change in accounting principle be applied retrospectively with all prior period financial statements presented on the new accounting principle, unless it is impracticable to do so. FAS 154 also provides that a correction of errors in previously issued financial statements should be termed a "restatement." The new standard was effective for accounting changes and correction of errors beginning January 1, 2006.

     On June 29, 2005, the FASB issued Statement 133 Implementation Issue No. B38, "Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option" ("Issue B38"). This implementation guidance relates to the potential settlement of the debtor's obligation to the creditor that would occur upon exercise of the put option or call option, which meets the net settlement criterion in FAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133") paragraph 9(a). The effective date of the implementation guidance is January 1, 2006. The adoption did not have a material effect on the consolidated financial position or results of operations of the Company.

     On June 29, 2005, the FASB issued Statement 133 Implementation Issue No. B39, "Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor" ("Issue B39"). The conditions in FAS 133 paragraph 13(b) do not apply to an embedded call option in a hybrid instrument containing a debt host contract if the right to accelerate the settlement of the debt can be exercised only by the debtor (issuer/borrower). This guidance does not apply to other embedded derivative features that may be present in the same hybrid instrument. The effective date of the implementation guidance is January 1, 2006. The adoption did not have a material effect on the consolidated financial position or results of operations of the Company.

     On February 16, 2006, the FASB issued FAS No. 155, "Accounting for Certain Hybrid Financial Instruments" ("FAS 155"), an amendment of FAS 140 and FAS
     133. FAS 155 allows the Company to include changes in fair value in earnings on an instrument-by-instrument basis for any hybrid financial instrument that contains an embedded derivative that would otherwise be required to be bifurcated and accounted for separately under FAS 133. The election to measure the hybrid instrument at fair value is irrevocable at the acquisition or issuance date.

     The Company elected to early adopt FAS 155 as of January 1, 2006, and apply FAS 155 fair value measurement to certain hybrid financial instruments in the Company's available for sale portfolio that existed at December 31, 2005. The effect of this adoption resulted in a $2.6 million after-tax ($4.1 million pre-tax) increase to opening retained earnings as of January 1, 2006, representing the difference between the fair value of these hybrid financial instruments and the prior carrying

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY value as of December 31, 2005. The effect of adoption on after-tax gross gains and losses was $4.9 million ($7.7 million pre-tax) and $2.3 million ($3.6 million pre-tax), respectively.

     In connection with the Company's early adoption of FAS 155, hybrid financial instruments of $102.6 million at December 31, 2006 are now carried at fair value. The effect on earnings for the twelve month period ended December 31, 2006, for changes in the fair value of hybrid financial instruments, was a pre-tax loss of $4.3 million and is reflected in Investment income in the consolidated statement of income and comprehensive income.

     In January 2007, the FASB issued FAS 133 Implementation Issue No. B40, "Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in prepayable Financial Assets" ("Issue B40"). Issue B40 provides guidance for when prepayment risk needs to be considered in determining whether mortgage-backed and other asset-backed securities contain an embedded derivative requiring bifurcation. Effective with the Company's adoption of FAS 155 beginning January 1, 2006, the Company has been treating derivatives embedded in securitized interests in prepayable financial assets in accordance with the guidance in Issue B40. Therefore, the adoption of this guidance did not have a material effect on the Company's consolidated financial condition or results of operations.

     FUTURE APPLICATION OF ACCOUNTING STANDARDS

     On September 19, 2005, the AICPA issued SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 provides guidance on accounting for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in FAS 97. The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverage that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. The effective date of the implementation guidance is January 1, 2007. There is no material impact on the Company's consolidated financial condition or its consolidated results of operations upon adoption.

     On July 13, 2006, the FASB issued FASB Interpretation 48, "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in income tax positions. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of an income tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, and additional disclosures. The effective date of this implementation guidance is January 1, 2007, with the cumulative effect of the change in accounting principle recorded as an adjustment to opening retained earnings. The adoption of FIN 48 had no impact on the Company's consolidated financial condition or its consolidated results of operations.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

     On July 13, 2006, the FASB issued FSP FAS 13-2, "Accounting for a Change or Projected Change in the Timing of Cash Flows Relating to Income Taxes Generated by a Leveraged Lease Transaction" ("FSP 13-2"). FSP 13-2 addresses how a change or projected change in the timing of cash flows relating to income taxes generated by a leveraged lease transaction affects the accounting for the lease by the lessor. The FSP is effective for fiscal years beginning after December 15, 2006. The Company expects to record a decrease of $36.2 million to the beginning balance of retained earnings as of January 1, 2007 to reflect the cumulative effect of this change in accounting.

     In September 2006, the FASB issued FAS No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is currently assessing the effect of implementing this guidance.

     In February 2007, the FASB issued FAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"). FAS 159 permits entities to choose to measure at fair value many financial instruments and certain other items that are not currently required to be measured at fair value. Subsequent changes in fair value for designated items will be required to be reported in earnings in the current period. FAS 159 also establishes presentation and disclosure requirements for similar types of assets and liabilities measured at fair value. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is currently assessing the effect of implementing this guidance, which directly depends on the nature and extent of eligible items elected to be measured at fair value, upon initial application of the standard on January 1, 2008.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

3. INVESTMENTS

   The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by major category follow:

                                                         Amortized Estimated
                                                           Cost    Fair Value
                                                         --------- ----------
                                                            (In millions)
   At December 31, 2006:

   Securities of the United States government             $    29   $    29
   Securities of foreign governments                          297       318
   Corporate bonds and notes                               13,803    14,158
   Mortgage-backed securities                               9,579     9,564
   Other debt securities                                    3,251     3,306
   Affiliated securities                                      337       329
   Redeemable preferred stocks                                 31        31
                                                          -------   -------
      Total                                               $27,327   $27,735
                                                          =======   =======

   At December 31, 2005:

   Securities of the United States government             $    36   $    36
   Securities of foreign governments                          332       354
   Corporate bonds and notes                               15,073    15,581
   Mortgage-backed securities                               9,751     9,749
   Other debt securities                                    3,014     3,109
   Affiliated securities                                      357       351
   Redeemable preferred stocks                                 12        20
                                                          -------   -------
      Total                                               $28,575   $29,200
                                                          =======   =======

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

3. INVESTMENTS (Continued)

   The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by contractual maturity, as of December 31, 2006, follow:

                                                        Amortized Estimated
                                                          Cost    Fair Value
                                                        --------- ----------
                                                           (In millions)
   Due in one year or less                               $   285   $   292
   Due after one year through five years                   3,096     3,222
   Due after five years through ten years                  8,738     8,839
   Due after ten years                                     5,629     5,818
   Mortgage-backed securities                              9,579     9,564
                                                         -------   -------
      Total                                              $27,327   $27,735
                                                         =======   =======

   Actual maturities of bonds, notes and redeemable preferred stocks may differ from those shown above due to prepayments and redemptions.

   Gross unrealized gains and losses on fixed maturity securities and equity securities available for sale by major category follow:

                                                          Gross      Gross
                                                        Unrealized Unrealized
                                                          Gains      Losses
                                                        ---------- ----------
                                                            (In millions)
   At December 31, 2006:

   Securities of the United States government              $ --      $  --
   Securities of foreign governments                         25         (4)
   Corporate bonds and notes                                476       (121)
   Mortgage-backed securities                                85       (100)
   Other debt securities                                     89        (34)
   Affiliated securities                                      1         (9)
   Redeemable preferred stocks                                1         (1)
                                                           ----      -----
      Total fixed maturity securities                       677       (269)
   Common and non-redeemable preferred stocks                37         (1)
                                                           ----      -----
      Total                                                $714      $(270)
                                                           ====      =====

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

3. INVESTMENTS (Continued)

                                                          Gross      Gross
                                                        Unrealized Unrealized
                                                          Gains      Losses
                                                        ---------- ----------
                                                            (In millions)
   At December 31, 2005:

   Securities of the United States Government              $ --      $  --
   Securities of foreign governments                         26         (4)
   Corporate bonds and notes                                635       (127)
   Mortgage-backed securities                                90        (92)
   Other debt securities                                    119        (24)
   Affiliated securities                                      3         (9)
   Redeemable preferred stocks                                8         --
                                                           ----      -----
      Total fixed maturity securities                       881       (256)
   Common and non-redeemable preferred stocks                30         (1)
                                                           ----      -----
      Total                                                $911      $(257)
                                                           ====      =====

   The following table summarizes the Company's gross unrealized losses and estimated fair values on fixed maturity securities available for sale, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

(In millions)                                 Less than 12 months 12 Months or More        Total
                                              -----------------   -----------------  -----------------
                                               Fair    Unrealized  Fair   Unrealized  Fair   Unrealized
                                               Value     Losses    Value    Losses    Value    Losses
                                              -------  ---------- ------- ---------- ------- ----------
At December 31, 2006:
Foreign government                            $     6    $  (4)   $    --   $  --    $     6   $  (4)
Corporate bonds and notes                         540      (12)     4,112    (109)     4,652    (121)
Mortgage-backed securities                        524       (3)     5,848     (97)     6,372    (100)
Other debt
securities                                        195       (2)       996     (32)     1,191     (34)
Affiliated securities                              --       --        142      (9)       142      (9)
Redeemable preferred stocks                        12       (1)        --      --         12      (1)
                                              -------    -----    -------   -----    -------   -----
   Total                                      $ 1,277    $ (22)   $11,098   $(247)   $12,375   $(269)
                                              =======    =====    =======   =====    =======   =====
At December 31, 2005:
Foreign government                            $    63    $  (4)   $    --   $  --    $    63   $  (4)
Corporate bonds and notes                       3,631      (97)       487     (30)     4,118    (127)
Mortgage-backed securities                      6,139      (89)       111      (3)     6,250     (92)
Other debt
securities                                        654      (17)       101      (7)       755     (24)
Affiliated securities                             202       (9)        --      --        202      (9)
                                              -------    -----    -------   -----    -------   -----
   Total                                      $10,689    $(216)   $   699   $ (40)   $11,388   $(256)
                                              =======    =====    =======   =====    =======   =====

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

3. INVESTMENTS (Continued)

   The Company regularly reviews its investments for possible impairments based on the criteria discussed in Note 2. The determination that a security has incurred an other than temporary decline in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investments. As of December 31, 2006 and 2005, all of the unrealized losses in the table shown above were considered to be temporary based on the results of this review.

   Gross realized investment gains and losses were as follows:

                                                        Years Ended December 31,
                                                        -----------------------
                                                         2006     2005    2004
                                                         -----   -----   -----
                                                           (In millions)
   Bonds, notes and redeemable preferred stocks
     available for sale
      Realized gains                                    $  69    $ 139   $ 203
      Realized losses                                     (59)    (152)   (139)

   Common and non-redeemable preferred stocks
      Realized gains                                       12       28      14
      Realized losses                                      --       --      (2)

   Mortgage loans
      Realized gains                                       --        1      --

   Partnerships and other invested assets
      Realized gains                                        5        2      --
      Realized losses                                     (14)      (2)     --

   Derivatives
      Realized gains                                        2       28       1
      Realized losses                                     (41)     (21)    (23)

   Impairment writedowns                                 (130)     (60)    (51)
                                                         -----   -----   -----
   Total net realized investment gains(losses) before
     taxes                                              $(156)   $ (37)  $   3
                                                         =====   =====   =====

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

3. INVESTMENTS (Continued)

   The sources and related amounts of investment income were as follows:

                                                     Years Ended December 31,
                                                     ----------------------
                                                      2006     2005    2004
                                                     ------   ------  ------
                                                          (In millions)
Bonds, notes and redeemable preferred stocks -
  non-affiliated                                     $1,837   $1,848  $1,813
Bonds, notes and redeemable preferred stocks -
  affiliated                                             21       14      17
Common stocks                                             1        1       6
Short-term investments                                   31       23      14
Mortgage loans                                          192      195     159
Partnerships                                            175       89      96
Other invested assets                                    57       62      58
Less: investment expenses                               (15)     (13)    (12)
                                                     ------   ------  ------
   Total investment income                           $2,299   $2,219  $2,151
                                                     ======   ======  ======

   At December 31, 2006, the Company's investments included three investments in single entities that each exceeded 10% of the Company's consolidated shareholder's equity. These investments were in highly-rated mortgage-backed securities, and two of the issuing entities were U.S. government agencies.

   At December 31, 2006, bonds, notes and redeemable preferred stocks included $2.24 billion of bonds that were rated below investment grade. These non-investment-grade securities are comprised of bonds spanning 18 industries with approximately 17% in consumer noncyclical, 12% in communications, 12% in electric utilities and 11% in basic industrial. No other industry concentration constituted more than 10% of these assets.

   At December 31, 2006, mortgage loans were collateralized by properties located in 31 states and Washington D.C., with loans totaling approximately 24% of the aggregate carrying value of the portfolio secured by properties located in California and 13% by properties located in New York. No more than 10% of the portfolio was secured by properties in any other single state.

   At December 31, 2006, the type of property collateralizing the mortgage loan portfolio was approximately 41% office, 24% retail, 13% multi-family, 11% industrial and 11% residential and other types.

   At December 31, 2006, the carrying value, which approximates fair value, of bonds, notes and redeemable preferred stocks in default as to the payment of principal or interest totaled $91.3 million.

   At December 31, 2006, $2.8 million of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

4. DERIVATIVE FINANCIAL INSTRUMENTS

   Interest rate and currency swap agreements related to investment securities were as follows:

                                                      December 31, December 31,
                                                          2006         2005
                                                      ------------ ------------
                                                            (In millions)
Interest rate swap agreements
   Notional amount                                        $ 33         $ 33
   Fair value                                               (1)          (1)
Currency swap agreements
   Notional amount                                         372          301
   Fair value                                              (46)         (25)

   The Company recorded the following in net realized investment gains (losses) in the statement of income and comprehensive income:

                                                      Years Ended December 31,
                                                      -----------------------
                                                      2006     2005    2004
                                                      ----     ----    ----
                                                           (In millions)
Net change in fair value of interest rate and
  currency swap agreements                            $(21)    $(3)    $(15)

   The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. The credit exposure of interest rate swap agreements is represented by the fair value of contracts with a positive fair value at the reporting date. In the unlikely event of a failure to perform by any of the counterparties to these derivative transactions, there would not be a material effect on the Company's consolidated financial position.

5. FAIR VALUE OF FINANCIAL INSTRUMENTS

   The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized non-financial assets and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

   The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

5. FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

   instruments could be exchanged for in a current or future market transaction.

   The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

   CASH AND SHORT-TERM INVESTMENTS: Carrying value is considered to be a reasonable estimate of fair value.

   BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information. For securities that do not have readily determinable market prices, the Company estimates their fair value with internally prepared valuations (including those based on estimates of future profitability). Otherwise, the Company uses its most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible to estimate the fair value of those securities.

   COMMON STOCKS AND NON-REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

   MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

   POLICY LOANS: Fair value is estimated using discounted cash flows and actuarially determined assumptions, incorporating market interest rates.

   PARTNERSHIPS AND OTHER INVESTED ASSETS: The Company obtains the fair value of its investments in partnerships from information provided by the sponsors of each of these investments, the accounts of which are generally audited on an annual basis. Fair value of investments in preferred equity of partially owned companies is estimated using the same methodology as that used for other preferred securities. Fair value of derivative assets is based on the use of valuation models that utilize, among other things, current interest, foreign exchange and volatility rates, as applicable.

   SECURITIES LENDING COLLATERAL / SECURITIES LENDING PAYABLE: Carrying value is considered to be a reasonable estimate of fair value.

   VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

   RESERVES FOR FIXED ANNUITY CONTRACTS: Fair value of reserves for fixed annuity contracts is estimated using estimated future cash flows discounted at market interest rates.

   DERIVATIVE LIABILITIES: Fair value of derivative liabilities is based on the use of valuation models that utilize, among other things, current interest, foreign exchange and volatility rates, as applicable.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

5. FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

   VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Variable annuity liabilities are carried at the market value of the underlying securities of the variable annuity assets held in separate accounts.

   The estimated fair values of the Company's financial instruments at December 31, 2006 and 2005, compared with their respective carrying values, are as follows:

                                                               Carrying  Fair
                                                                Value    Value
                                                               -------- -------
                                                               (In millions)
 December 31, 2006:

 ASSETS
    Cash and short-term investments                            $   128  $   128
    Bonds, notes and redeemable preferred stocks                27,971   27,971
    Common and non-redeemable preferred stocks                      66       66
    Mortgage loans                                               3,412    3,485
    Policy loans                                                 1,007      979
    Partnerships and other invested assets                       2,126    2,126
    Securities lending collateral                               10,036   10,036
    Variable annuity assets held in separate accounts           27,262   27,262

 LIABILITIES
    Reserves for fixed annuity contracts                        30,693   28,410
    Derivative liabilities                                          48       48
    Securities lending payable                                  10,036   10,036
    Variable annuity liabilities related to separate accounts   27,262   27,262

 December 31, 2005:

 ASSETS
    Cash and short-term investments                            $    90  $    90
    Bonds, notes and redeemable preferred stocks                29,348   29,348
    Mortgage loans                                               2,542    2,671
    Policy loans                                                   967      964
    Common and non-redeemable preferred stocks                      50       50
    Partnerships and other invested assets                       1,471    1,471
    Securities lending collateral                                9,743    9,743
    Variable annuity assets held in separate accounts           24,116   24,116

 LIABILITIES
    Reserves for fixed annuity contracts                        30,502   28,590
    Derivative liabilities                                          34       34
    Securities lending payable                                   9,743    9,743
    Variable annuity liabilities related to separate accounts   24,116   24,116

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

6. DAC, CIP AND DEFERRED BONUS INTEREST

   Activity in DAC and CIP was as follows:

                                                      Years Ended December 31,
                                                      ----------------------
                                                       2006     2005    2004
                                                      ------   ------  ------
                                                           (In millions)
Balance at January 1                                  $1,737   $1,466  $1,398
Deferrals                                                162      168     175
Amortization related to operations                      (131)    (103)    (62)
Amortization related to net realized investment
  (gains) losses                                          16       11      (4)
Effect of net unrealized
(gains) losses on securities                              67      195     (41)
                                                      ------   ------  ------
Balance at December 31                                $1,851   $1,737  $1,466
                                                      ======   ======  ======

   The Company adjusts amortization (an "unlocking") when estimates of current or future gross profits to be realized are revised. The Company reviews the assumptions underlying these estimates annually. In 2006, DAC amortization was decreased by $2.5 million to reflect changes in the projected annuity deposits and revenues. In 2005, DAC amortization was increased by $3.1 million to reflect a higher lapse rate on a specialty block of business due to the termination of a marketing arrangement.

   Activity in deferred bonus interest was as follows:

                                                      Years Ended December 31,
                                                      -----------------------
                                                      2006     2005    2004
                                                      ----     ----    ----
                                                           (In millions)
Balance at January 1                                  $22      $19     $20
Deferrals                                              28        4      --
Amortization related to operations                     (3)      (1)     (1)
Effect of net unrealized (gains) losses on securities  (2)      --      --
                                                      ---      ---     ---
Balance at December 31                                $45      $22     $19
                                                      ===      ===     ===

7. RESERVES FOR GUARANTEED BENEFITS

   Details concerning the Company's exposure related to guaranteed minimum death benefits, for return of net deposits plus a minimum return were as follows:

                                                            December 31,
                                                      --------------------
                                                        2006         2005
                                                      -------      -------
                                                        (Dollars in millions)
Account value                                         $45,818      $44,020
Net amount at risk (a)                                  1,224        1,667
Average attained age of contract holders                   56           54
Range of guaranteed minimum return rates                2% -3%       2% -3%
--------
(a)Netamount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders died at the same balance sheet date.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

7. RESERVES FOR GUARANTEED BENEFITS (Continued)

   The following summarizes the reserves for guaranteed benefits on variable contracts, which is reflected in the general account and reported in reserves for fixed annuity contracts on the consolidated balance sheet:

                                                           2006 2005 2004
                                                           ---- ---- ----
                                                              (In millions)
Balance at January 1                                       $ 1  $ 3  $ 2  /(b)/
Guaranteed benefits incurred                                 3    3    7
Guaranteed benefits paid                                    (3)  (5)  (6)
                                                           ---  ---  ---
Balance at December 31                                     $ 1  $ 1  $ 3
                                                           ===  ===  ===
--------
/(b)/Reflectsthe one-time cumulative effect of accounting change resulting from the adoption of SOP 03-1.

   The following assumptions and methodology were used to determine the reserves for guaranteed benefits at December 31, 2006, 2005 and 2004:

    . Data used was 1,000 stochastically generated investment performance scenarios.

    .  Mean investment performance assumption was 10%.

    .  Volatility assumption was 16%.

    .  Mortality was assumed to be 70% of the 1983a table.

    . Lapse rates vary by contract type and duration and range from 7% to 13% with an average of 10%.

    .  The discount rate was 3% to 7% with an average of 6%.

8. REINSURANCE

   On December 1, 2006, with an effective date of October 1, 2006, the Company entered into a modified coinsurance and coinsurance reinsurance agreement (the "Agreement") with American Life Insurance Company, pertaining to certain policies written via its branch in Japan, ("ALICO"). ALICO is a wholly owned, Delaware domiciled subsidiary of AIG. The Company assumes liability for a quota share portion of contracts issued by ALICO that include a Guaranteed Minimum Income Benefit ("GMIB"). The contracts assumed also include a GMDB provision. The GMIB (prior to its utilization date) and the GMDB have a 100% quota share and are assumed under a coinsurance arrangement. The GMIB (after its utilization date) has a 100% quota share and is assumed under a modified coinsurance arrangement. All other benefits provided by the reinsured contracts are assumed with a 50% quota share under a modified coinsurance arrangement. The agreement is unlimited in duration but either party may terminate the agreement as to new business with one hundred and eighty day written notice to the other party. Pursuant to the coinsurance portion of the Agreement, the Company records reserve liabilities for the amount of the reserves calculated for the GMIB and GMDB provisions of the reinsured contracts. As of December 31, 2006, the reserves for the GMIB and GMDB were not significant to the Company's consolidated results of operations or financial condition.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

8. REINSURANCE (Continued)

   All monetary amounts of the Agreement and settlement transactions are expressed in Japanese Yen. The cumulative foreign currency translation adjustment related to all provisions of the Agreement was not significant to the Company's consolidated results of operations or financial condition.

9. COMMITMENTS AND CONTINGENT LIABILITIES

   At December 31, 2006, the Company had unfunded investment commitments totaling $870.6 million, of which $740.5 million was committed to fund limited partnership investments. These capital commitments can be called by the partnership during the commitment period (on average five years) to fund working capital needs or purchase new investments. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitments but may elect to do so. The Company also had $10.1 million in commitments related to LIHTC property investments outstanding at December 31, 2006 that are being reported as a component of borrowed money. The remaining unfunded commitments include $95.1 million associated with investments in mortgage loans and $35.0 million associated with bridge loans. These have commitment periods of less than five years.

   The Company and various affiliates are parties to an inter-affiliate credit agreement ("the Credit Agreement"), under which the Company commits to make loans to AIG in amounts aggregating to not more than $65 million. Such loans may take the form of variable rate loans that pay interest at the higher of the federal funds rate plus 0.5% or the prime rate, or fixed rate loans that pay interest based on LIBOR plus a specified margin. AIG has the option at the commitment termination date to convert any outstanding loan balances to one-year term loans. The commitment termination date stated in the Credit Agreement is October 26, 2007, but may be extended by agreement of the parties. The Company receives annual facility fees of 0.03% on its commitment and a 0.05% utilization fee on aggregate outstanding loan balances that equal or exceed 50% of the aggregate commitment. There were no borrowings outstanding under the Credit Agreement as of December 31, 2006 or 2005.

   In February 2006, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Securities and Exchange Commission ("SEC"), the Office of the New York Attorney General ("NYAG") and the New York State Department of Insurance ("DOI"). The settlements resolve outstanding litigation filed by the SEC, NYAG and DOI against AIG and concluded negotiations with these authorities and the DOJ in connection with accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company obtained temporary permission from the SEC to continue to provide its variable annuities. It is expected that a permanent exemption order will be granted, although there is no assurance the SEC will issue the order. Accordingly, no assurance can be given that any further changes in circumstances for AIG will not impact the Company.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

9. COMMITMENTS AND CONTINGENT LIABILITIES (Continued)

   Various federal, state and other regulatory agencies are reviewing certain transactions and practices of the Company and its affiliates in connection with industry-wide and other inquiries. In the opinion of the Company's management, based on the current status of these inquiries, it is not likely that any of these inquiries will have a material adverse effect on the consolidated financial position, results of operations or cash flows of the Company.

   Various lawsuits against the Company have arisen in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the consolidated financial position, results of operations or cash flows of the Company.

   All fifty states have laws requiring solvent life insurance companies to pay assessments to protect the interests of policyholders of insolvent life insurance and annuity companies. The Company recognizes a liability for insurance-related assessments when all of the following three conditions have been met: (i) an assessment has been imposed or information available prior to the issuance of financial statements indicates it is probable that an assessment will be imposed, (ii) the event obligating the Company to pay an imposed or probable assessment occurred on or before the date of the financial statements and (iii) the amount of the assessment can be reasonably estimated. The December 31, 2006 liability was estimated by the Company using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While it is not possible to exactly estimate the portion of the industry assessments for which the Company will be responsible, it is expected that any difference between the estimated assessments and the actual assessments will not be material to the Company's consolidated results of operations and financial position. Although the amount accrued of $2.2 million represents the Company's best estimate of its liability, this estimate may change in the future.

   The Company has various leases, primarily for office space and equipment. Lease expense and future minimum lease commitments under these operating leases are not significant to the Company's consolidated results of operations or financial condition.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

10.SHAREHOLDER'S EQUITY

   The Company is authorized to issue 2,000,000 shares of $1 par value preferred stock. None of the authorized shares of preferred stock have ever been issued.

   Changes in shareholder's equity were as follows:

                                                      Years Ended December 31,
                                                      ----------------------
                                                       2006     2005    2004
                                                      ------   ------  ------
                                                           (In millions)
ADDITIONAL PAID-IN CAPITAL
Beginning balances                                    $1,613   $1,607  $1,547
Capital contributions from Parent                         --        6      60
                                                      ------   ------  ------
   Ending balances                                    $1,613   $1,613  $1,607
                                                      ======   ======  ======
RETAINED EARNINGS
Beginning balances                                    $3,038   $2,704  $2,363
Cumulative effect of accounting change, net of tax         3       --      --
Adjusted beginning balances                            3,041    2,704   2,363
Net income                                               695      734     701
Dividends paid to Parent                                (400)    (400)   (360)
                                                      ------   ------  ------
   Ending balances                                    $3,336   $3,038  $2,704
                                                      ======   ======  ======
ACCUMULATED OTHER COMPREHENSIVE
  INCOME (LOSS)
Beginning balances                                    $  340   $  685  $  574
Other comprehensive income (loss)                        (62)    (345)    111
                                                      ------   ------  ------
   Ending balances                                    $  278   $  340  $  685
                                                      ======   ======  ======

   The components of accumulated other comprehensive income at December 31 were as follows:

                                                          2006   2005   2004
                                                         -----  -----  ------
                                                             (In millions)
Fixed maturity and equity securities available for sale:
   Gross unrealized gains                                $ 714  $ 911  $1,509
   Gross unrealized losses                                (270)  (257)    (95)
Net unrealized gains on other invested assets               79     36       8
Adjustments to DAC and deferred bonus interest             (93)  (158)   (353)
Deferred federal and state income taxes                   (152)  (192)   (384)
                                                         -----  -----  ------
   Accumulated other comprehensive income                $ 278  $ 340  $  685
                                                         =====  =====  ======

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

10.SHAREHOLDER'S EQUITY (Continued)

   Dividends that the Company may pay to the Parent in any year without prior approval of the Texas Department of Insurance are limited by statute. The maximum amount of dividends that can be paid to shareholders of insurance companies domiciled in the state of Texas without obtaining the prior approval of the Insurance Commissioner is limited to the greater of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations. The maximum amount of dividends that can be paid in 2007 without obtaining the prior approval of the Insurance Commissioner is $639.2 million.

   The Company files financial statements prepared in accordance with statutory accounting practices prescribed or permitted by state insurance regulatory authorities. The principal differences between statutory financial statements and financial statements prepared in accordance with GAAP are that statutory financial statements do not reflect deferred policy acquisition costs and certain deferred income taxes, and bonds are carried at amortized cost.

   Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income for the years ended December 31, 2006, 2005 and 2004 totaled $616.9 million, $726.3 million, and $644.7 million, respectively. The Company's statutory capital and surplus totaled $3.1 billion at December 31, 2006 and $2.9 billion at December 31, 2005.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

11.INCOME TAXES

   The components of the provisions for income taxes on pretax income consist of the following:

                                                 Net Realized
                                                  Investment
                                                    Gains
                                                   (Losses)   Operations Total
                                                 ------------ ---------- -----
                                                         (In millions)
Year ended December 31, 2006:

Currently payable                                    $(30)       $318    $288
Deferred                                              (25)         62      37
                                                     ----        ----    ----
   Total income tax expense (benefit)                $(55)       $380    $325
                                                     ====        ====    ====
Year ended December 31, 2005:

Currently payable                                    $(12)       $284    $272
Deferred                                               --          67      67
                                                     ----        ----    ----
   Total income tax expense (benefit)                $(12)       $351    $339
                                                     ====        ====    ====
Year ended December 31, 2004:

Currently payable                                    $(32)       $241    $209
Deferred                                               28         107     135
                                                     ----        ----    ----
   Total income tax expense (benefit)                $ (4)       $348    $344
                                                     ====        ====    ====

   Income taxes computed at the United States federal income tax rate of 35% and income taxes provided differ as follows:

                                                        Years Ended December 31,
                                                        -----------------------
                                                        2006     2005    2004
                                                        ----     ----    ----
                                                          (In millions)
Amount computed at statutory rate                       $357     $375    $366
Increases (decreases) resulting from:
   State income taxes, net of federal tax benefit         --        7       6
   Dividends-received deduction                          (22)     (25)    (18)
   Tax credits                                            (7)      (7)     (7)
   Other, net                                             (3)     (11)     (3)
                                                         ----     ----    ----
   Total income tax expense                             $325     $339    $344
                                                         ====     ====    ====

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

11.INCOME TAXES (Continued)

   Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for deferred income taxes are as follows:

                                                      December 31, December 31,
                                                          2006         2005
                                                      ------------ ------------
                                                            (In millions)
DEFERRED TAX LIABILITIES
   DAC                                                    $660         $611
   Investments - basis differential                        140          108
   Net unrealized gains on investments                     183          242
   Other                                                    --           12
                                                          ----         ----
   Total deferred tax liabilities                          983          973
                                                          ----         ----
DEFERRED TAX ASSETS
   Reserves for annuity contracts                          (92)         (85)
   Other                                                    (5)          --
                                                          ----         ----
   Total deferred tax assets                               (97)         (85)
                                                          ----         ----
   Liability for deferred income taxes                    $886         $888
                                                          ====         ====

12.RELATED-PARTY TRANSACTIONS

   Pursuant to a cost allocation agreement, the Company purchases administrative, investment management, accounting, marketing and data processing services from AIG or its subsidiaries. The allocation of costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated levels of usage, transactions or time incurred in providing the respective services. Amounts paid for such services totaled $55.1 million, $52.0 million, and $57.4 million for the years ended December 31, 2006, 2005 and 2004, respectively.

   Pursuant to an intercompany servicing agreement, the Company provides policy administrative services to affiliated entities. Amounts received for such services totaled $11.4 million, $9.8 million, and $9.8 million for the years ended December 31, 2006, 2005 and 2004, respectively.

   During the years ended December 31, 2006, 2005 and 2004, the Company paid $14.8 million, $14.3 million, $9.6 million, respectively, to an affiliate to administer the Company's securities lending program (see Note 2).

   Certain affiliates of the Company serve as the investment sub-advisor for certain of the mutual funds offered through the Company's separate accounts. Sub-advisory fees paid by the Company to the affiliates for the years ended December 31, 2006, 2005 and 2004 totaled $8.1 million, $7.8 million, and $7.5 million, respectively.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

12.RELATED-PARTY TRANSACTIONS (Continued)

   On December 7, 2005, the Company acquired 5.75% Senior Notes due
   December 14, 2015, issued by Transatlantic Holdings, Inc., an affiliate of the Company at a cost of $132.4 million. The Company recognized interest income on the Notes of $7.6 million and $0.4 million during 2006 and 2005, respectively. Other affiliates of the Company are also holders of the same class of securities.

   On January 14, 2004, the Company purchased 19.9% of the non-voting preferred equity issued by Castle 2 Trust for $60.0 million. The Company's investment in Castle 2 Trust preferred equity is reported within other invested assets on the consolidated balance sheet. The remaining non-voting preferred equity and 100% of the voting equity of Castle 2 Trust, are held by affiliates of the Company, including the Parent. The purchase of the non-voting equity interest of Castle 2 Trust was funded by a capital contribution received from the Parent of $60.0 million on January 14, 2004. On January 14, 2004, the Company purchased $65.0 million of fixed-rate asset backed notes issued by Castle 2 Trust. The notes mature on November 15, 2026 and are included in bonds on the consolidated balance sheet. Affiliates of the Company own the majority of the notes payable of Castle 2 Trust. Castle 2 Trust is a Delaware statutory trust established on November 21, 2003. The business of Castle 2 Trust and its wholly owned subsidiaries is limited to acquiring, owning, leasing, maintaining, operating and selling a portfolio of commercial jet aircraft.

   On September 23, 2003, the Company purchased 25.0% of the non-voting preferred equity issued by Castle 1 Trust for $67.0 million. The Company's investment in Castle 1 Trust preferred equity is reported within other invested assets on the consolidated balance sheet. The remaining non-voting preferred equity and 100% of the voting equity of Castle 1 Trust are held by affiliates of the Company, including the Parent. On September 23, 2003, the Company purchased $170.8 million of fixed-rate asset backed notes and subordinated deferred interest notes issued by Castle 1 Trust. The notes mature on May 15, 2027 and are included in bonds on the consolidated balance sheet. Affiliates of the Company own the majority of the notes payable of Castle 1 Trust. Castle 1 Trust is a Delaware statutory trust established on July 31, 2003. The business of Castle 1 Trust and its wholly owned subsidiaries is limited to acquiring, owning, leasing, maintaining, operating and selling a portfolio of commercial jet aircraft.

   On September 25, 2001, the Company invested $41.0 million in an adjustable rate Senior Promissory Note issued by American General Corporation ("AGC"), which matured on September 15, 2006. The Company recognized interest income on the note of $1.6 million, $1.6 million, and $0.8 million during 2006, 2005 and 2004, respectively. Upon maturity, the Company reinvested the $41.0 million in a 5.57% fixed rate Senior Promissory Note due September 15, 2011, issued by AGC. The Company recognized interest income of $0.7 million on the note during 2006.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

12.RELATED-PARTY TRANSACTIONS (Continued)

   American Home Assurance Company ("American Home"), a subsidiary of AIG, has terminated the General Guarantee Agreement dated March 3, 2003 (the "Guarantee") with respect to prospectively issued contracts issued by the Company. The Guarantee terminated on December 29, 2006 ("Point of Termination"). Pursuant to its terms, the Guarantee does not apply to any contract or certificate issued after the Point of Termination. The Guarantee will continue to cover contracts and certificates with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts and certificates are satisfied in full.

13.EMPLOYEE BENEFIT PLANS

   Substantially all employees of the Company are covered by various benefit plans of AIG. These plans include a non-contributory qualified defined benefit retirement plan, various stock option and stock purchase plans and a voluntary qualified defined contribution savings plan. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating subsidiaries.

   The Company maintains a retirement plan for the benefit of its sales agents and managers. Investments in the plan consist of a deposit administration group annuity contract issued by the Company. The liabilities and expenses associated with this plan were not material to the Company's consolidated financial position or results of operations for the three years ended December 31, 2006.

14.SUBSEQUENT EVENTS

   The Company paid a $175 million dividend to its Parent on March 29, 2007.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                                 Annual Report
                               December 31, 2006

                                   Contents

Report of Independent Registered Public Accounting Firm....................  1
Statements of Net Assets and Operations....................................  2
Schedule of Portfolio Investments.......................................... 14
Statements of Changes in Net Assets........................................ 16
Notes to Financial Statements.............................................. 44

[LOGO OF PRICEWATERHOUSECOOPERS LLP]

                                                     PricewaterhouseCoopers LLP
                                                                     Suite 2900
                                                                 1201 Louisiana
                                                         Houston, TX 77002-5678
                                                       Telephone (713) 356-4000

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of The Variable Annuity Life Insurance Company and Contract Owners of The Variable Annuity Life Insurance Company Separate Account A

In our opinion, the accompanying statement of net assets, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Divisions of The Variable Annuity Life Insurance Company Separate Account A (the "Separate Account") listed in Note 1 at December 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the investment companies, provide a reasonable basis for our opinion.


PRICEWATERHOUSECOOPERS LLP

April 6, 2007

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company


                      Statement of Assets and Liabilities
                            Statement of Operations

                                      VALIC Company I      VALIC Company I    VALIC Company I VALIC Company I   VALIC Company I
                                    Capital Conservation Capital Conservation Money Market I  Money Market I     Mid Cap Index
                                            Fund                 Fund              Fund            Fund              Fund
                                    -------------------- -------------------- --------------- ---------------- ----------------
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2006                  Division 1           Division 7        Division 2      Division 6        Division 4
----------------------------------- -------------------- -------------------- --------------- ---------------- ----------------
Assets and Liabilities:
   Investments in Shares Of Mutual
     Funds, at Fair Value               $  3,269,599       $   207,102,283     $  1,488,218   $    384,271,096 $  2,555,660,946
   Balance Due From (To) VALIC
     General Account, Net                       (572)              117,157             (248)           565,979         (525,723)
   Receivable (Payable) For Mutual
     Fund Sales (Purchases), Net                 (48)              983,552              (81)           557,075        8,263,316
                                        ------------       ---------------     ------------   ---------------- ----------------
Net Assets & Liabilities                $  3,268,979       $   208,202,992     $  1,487,889   $    385,394,150 $  2,563,398,539
                                        ============       ===============     ============   ================ ================
Contract Owner Reserves and
  Capital Surplus:
Reserves For Redeemable Annuity
  Contracts (Net of Applicable
  Contract Loans -Partial
  Withdrawals with Right of
  Reinvestment)                         $  3,268,979       $   208,050,817     $  1,487,889   $    385,369,475 $  2,562,062,790
   Reserves For Annuity Contracts
     On Benefit                                   --               152,175               --             24,675        1,335,749
                                        ------------       ---------------     ------------   ---------------- ----------------
Total Contract Owner Reserves              3,268,979           208,202,992        1,487,889        385,394,150    2,563,398,539
   Capital Surplus                                --                    --               --                 --               --
                                        ------------       ---------------     ------------   ---------------- ----------------
Total Contract Owner Reserves and
  Capital Surplus                       $  3,268,979       $   208,202,992     $  1,487,889   $    385,394,150 $  2,563,398,539
                                        ============       ===============     ============   ================ ================
Net Assets Attributable To:
   Accumulation Units Outstanding       $  3,268,979       $   208,050,817     $  1,487,889   $    385,369,475 $  2,562,062,790
   Contracts in Payout
     (Annuitization) Period                       --               152,175               --             24,675        1,335,749
   Funds Retained in Separate
     Account A by VALIC                           --                    --               --                 --               --
                                        ------------       ---------------     ------------   ---------------- ----------------
Total Net Assets                        $  3,268,979       $   208,202,992     $  1,487,889   $    385,394,150 $  2,563,398,539
                                        ============       ===============     ============   ================ ================
Total Units Outstanding                  646,707.354        72,948,513.211      514,112.339    186,928,680.529  250,493,873.449
                                        ============       ===============     ============   ================ ================
STATEMENT OF OPERATIONS For the
Year Ended December 31, 2006
-------------------------------
Investment Income:
   Dividends From Mutual Funds          $     49,375       $     3,129,000     $     70,808   $     16,135,116 $     12,170,979
Expenses:
   Mortality And Expense Risk
     Charge                                   32,989             1,634,886           15,644          3,378,338       22,974,661
   Reimbursements Of Expenses                     --                    --               --                 --               --
                                        ------------       ---------------     ------------   ---------------- ----------------
Net Investment Income (Loss)            $     16,386       $     1,494,114     $     55,164   $     12,756,778 $    (10,803,682)
                                        ------------       ---------------     ------------   ---------------- ----------------
Net Realized Gains (Losses) On
  Investments:
   Net Realized Gains (Losses) on
     Sale of Fund Shares                $      7,480       $      (294,696)    $         --   $             -- $     58,282,941
   Realized Gain Distributions
     From Mutual Funds                            --                    --               --                 --      169,510,677
                                        ------------       ---------------     ------------   ---------------- ----------------
Net Realized Gains (Losses)                    7,480              (294,696)              --                 --      227,793,618
                                        ------------       ---------------     ------------   ---------------- ----------------
Net Change in Unrealized
  Appreciation (Depreciation)
  During The Period                           87,536             6,386,402               --                 --      (12,935,319)
                                        ------------       ---------------     ------------   ---------------- ----------------
Increase (Decrease) In Net Assets
  From Operations                       $    111,402       $     7,585,820     $     55,164   $     12,756,778 $    204,054,617
                                        ============       ===============     ============   ================ ================

                                    VALIC Company I     VALIC Company I
                                    Asset Allocation Government Securities
                                          Fund               Fund
                                    ---------------- ---------------------
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2006                Division 5         Division 8
----------------------------------- ---------------- ---------------------
Assets and Liabilities:
   Investments in Shares Of Mutual
     Funds, at Fair Value           $   170,211,815     $    99,642,416
   Balance Due From (To) VALIC
     General Account, Net                    34,839              55,645
   Receivable (Payable) For Mutual
     Fund Sales (Purchases), Net            318,295             207,676
                                    ---------------     ---------------
Net Assets & Liabilities            $   170,564,949     $    99,905,737
                                    ===============     ===============
Contract Owner Reserves and
  Capital Surplus:
Reserves For Redeemable Annuity
  Contracts (Net of Applicable
  Contract Loans -Partial
  Withdrawals with Right of
  Reinvestment)                     $   170,355,427     $    99,630,856
   Reserves For Annuity Contracts
     On Benefit                             209,522             274,881
                                    ---------------     ---------------
Total Contract Owner Reserves           170,564,949          99,905,737
   Capital Surplus                               --                  --
                                    ---------------     ---------------
Total Contract Owner Reserves and
  Capital Surplus                   $   170,564,949     $    99,905,737
                                    ===============     ===============
Net Assets Attributable To:
   Accumulation Units Outstanding   $   170,355,427     $    99,630,856
   Contracts in Payout
     (Annuitization) Period                 209,522             274,881
   Funds Retained in Separate
     Account A by VALIC                          --                  --
                                    ---------------     ---------------
Total Net Assets                    $   170,564,949     $    99,905,737
                                    ===============     ===============
Total Units Outstanding              34,238,043.763      35,001,054.422
                                    ===============     ===============
STATEMENT OF OPERATIONS For the
Year Ended December 31, 2006
-------------------------------
Investment Income:
   Dividends From Mutual Funds      $     2,686,012     $     2,368,417
Expenses:
   Mortality And Expense Risk
     Charge                               1,646,466           1,026,745
   Reimbursements Of Expenses                    --                  --
                                    ---------------     ---------------
Net Investment Income (Loss)        $     1,039,546     $     1,341,672
                                    ---------------     ---------------
Net Realized Gains (Losses) On
  Investments:
   Net Realized Gains (Losses) on
     Sale of Fund Shares            $      (317,225)    $    (1,406,947)
   Realized Gain Distributions
     From Mutual Funds                   21,759,030                  --
                                    ---------------     ---------------
Net Realized Gains (Losses)              21,441,805          (1,406,947)
                                    ---------------     ---------------
Net Change in Unrealized
  Appreciation (Depreciation)
  During The Period                      (5,535,221)          2,047,737
                                    ---------------     ---------------
Increase (Decrease) In Net Assets
  From Operations                   $    16,946,130     $     1,982,462
                                    ===============     ===============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company


                      Statement of Assets and Liabilities
                            Statement of Operations
                                  (Continued)

                                        VALIC Company I VALIC Company I  VALIC Company I  VALIC Company I    VALIC Company I
                                          Stock Index     Stock Index      Stock Index      Stock Index   International Equities
                                             Fund            Fund             Fund             Fund                Fund
                                        --------------- --------------- ----------------  --------------- ----------------------
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2006                  Division 10A    Division 10B     Division 10C     Division 10D        Division 11
-----------------------------------     --------------- --------------- ----------------  --------------- ----------------------
Assets and Liabilities:
   Investments in Shares Of Mutual
     Funds, at Fair Value               $  233,452,391   $ 19,696,158   $  4,663,563,928  $   26,887,443     $    929,585,237
   Balance Due From (To) VALIC
     General Account, Net                     (185,558)         2,230         (1,216,325)         (3,620)            (240,721)
   Receivable (Payable) For Mutual
     Fund Sales (Purchases), Net                87,101            207         14,476,026           1,223            2,639,590
                                        --------------   ------------   ----------------  --------------     ----------------
Net Assets & Liabilities                $  233,353,934   $ 19,698,595   $  4,676,823,629  $   26,885,046     $    931,984,106
                                        ==============   ============   ================  ==============     ================
Contract Owner Reserves and
  Capital Surplus:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable
       Contract Loans - Partial
         Withdrawals with Right of
         Reinvestment)                  $  228,208,544   $ 19,241,076   $  4,672,634,846  $   26,741,699     $    931,778,216
   Reserves For Annuity Contracts
     On Benefit                              5,145,390        457,519          4,188,783         143,347              205,890
                                        --------------   ------------   ----------------  --------------     ----------------
Total Contract Owner Reserves              233,353,934     19,698,595      4,676,823,629      26,885,046          931,984,106
   Capital Surplus                                  --             --                 --              --                   --
                                        --------------   ------------   ----------------  --------------     ----------------
Total Contract Owner Reserves and
  Capital Surplus                       $  233,353,934   $ 19,698,595   $  4,676,823,629  $   26,885,046     $    931,984,106
                                        ==============   ============   ================  ==============     ================
Net Assets Attributable To:
   Accumulation Units Outstanding       $  228,208,544   $ 19,241,076   $  4,672,634,846  $   26,741,699     $    931,778,216
   Contracts in Payout
     (Annuitization) Period                  5,145,390        457,519          4,188,783         143,347              205,890
   Funds Retained in Separate
     Account A by VALIC                             --             --                 --              --                   --
                                        --------------   ------------   ----------------  --------------     ----------------
Total Net Assets                        $  233,353,934   $ 19,698,595   $  4,676,823,629  $   26,885,046     $    931,984,106
                                        ==============   ============   ================  ==============     ================
Total Units Outstanding                  8,641,455.015    433,212.403    827,755,485.689   2,691,954.200      463,640,826.541
                                        ==============   ============   ================  ==============     ================
STATEMENT OF OPERATIONS
For the Year Ended December 31,
2006
-------------------------------

Investment Income:
   Dividends From Mutual Funds          $    1,916,450   $    161,111   $     38,179,327  $      219,313     $     13,644,996
Expenses:
   Mortality And Expense Risk
     Charge                                  2,318,139         77,347         41,992,058         258,474            7,689,831
   Reimbursements Of Expenses                       --             --                 --              --                   --
                                        --------------   ------------   ----------------  --------------     ----------------
Net Investment Income (Loss)            $     (401,689)  $     83,764   $     (3,812,731) $      (39,161)    $      5,955,165
                                        --------------   ------------   ----------------  --------------     ----------------
Net Realized Gains (Losses) On
  Investments:
   Net Realized Gains (Losses) on
     Sale of Fund Shares                $   10,567,489   $    825,894   $    131,491,761  $      711,788     $     49,797,715
   Realized Gain Distributions
     From Mutual Funds                       7,418,161        623,627        147,783,857         848,912           51,660,850
                                        --------------   ------------   ----------------  --------------     ----------------
Net Realized Gains (Losses)                 17,985,650      1,449,521        279,275,618       1,560,700          101,458,565
                                        --------------   ------------   ----------------  --------------     ----------------
Net Change in Unrealized
  Appreciation (Depreciation)
  During The Period                         13,387,223      1,159,486        316,707,049       1,946,592           49,901,553
                                        --------------   ------------   ----------------  --------------     ----------------
Increase (Decrease) In Net Assets
  From Operations                       $   30,971,184   $  2,692,771   $    592,169,936  $    3,468,131     $    157,315,283
                                        ==============   ============   ================  ==============     ================

                                        VALIC Company I  VALIC Company I
                                        Social Awareness Int'l Government
                                              Fund          Bond Fund
                                        ---------------- ----------------
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2006                   Division 12      Division 13
-----------------------------------     ---------------- ----------------
Assets and Liabilities:
   Investments in Shares Of Mutual
     Funds, at Fair Value               $   424,213,643  $   136,108,436
   Balance Due From (To) VALIC
     General Account, Net                       (78,339)         (90,389)
   Receivable (Payable) For Mutual
     Fund Sales (Purchases), Net              1,262,881          467,649
                                        ---------------  ---------------
Net Assets & Liabilities                $   425,398,185  $   136,485,696
                                        ===============  ===============
Contract Owner Reserves and
  Capital Surplus:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable
       Contract Loans - Partial
         Withdrawals with Right of
         Reinvestment)                  $   425,180,889  $   136,402,764
   Reserves For Annuity Contracts
     On Benefit                                 217,296           82,932
                                        ---------------  ---------------
Total Contract Owner Reserves               425,398,185      136,485,696
   Capital Surplus                                   --               --
                                        ---------------  ---------------
Total Contract Owner Reserves and
  Capital Surplus                       $   425,398,185  $   136,485,696
                                        ===============  ===============
Net Assets Attributable To:
   Accumulation Units Outstanding       $   425,180,889  $   136,402,764
   Contracts in Payout
     (Annuitization) Period                     217,296           82,932
   Funds Retained in Separate
     Account A by VALIC                              --               --
                                        ---------------  ---------------
Total Net Assets                        $   425,398,185  $   136,485,696
                                        ===============  ===============
Total Units Outstanding                  98,760,320.226   57,640,333.381
                                        ===============  ===============
STATEMENT OF OPERATIONS
For the Year Ended December 31,
2006
-------------------------------

Investment Income:
   Dividends From Mutual Funds          $     2,906,700  $     5,563,672
Expenses:
   Mortality And Expense Risk
     Charge                                   3,797,011        1,331,366
   Reimbursements Of Expenses                        --               --
                                        ---------------  ---------------
Net Investment Income (Loss)            $      (890,311) $     4,232,306
                                        ---------------  ---------------
Net Realized Gains (Losses) On
  Investments:
   Net Realized Gains (Losses) on
     Sale of Fund Shares                $     8,229,842  $      (525,456)
   Realized Gain Distributions
     From Mutual Funds                       17,520,689        4,444,582
                                        ---------------  ---------------
Net Realized Gains (Losses)                  25,750,531        3,919,126
                                        ---------------  ---------------
Net Change in Unrealized
  Appreciation (Depreciation)
  During The Period                          28,826,473        1,016,351
                                        ---------------  ---------------
Increase (Decrease) In Net Assets
  From Operations                       $    53,686,693  $     9,167,783
                                        ===============  ===============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company


                      Statement of Assets and Liabilities
                            Statement of Operations
                                  (Continued)

                                                VALIC Company I   VALIC Company I  VALIC Company I    VALIC Company I
                                                Small Cap Index     Core Equity    Growth & Income  Science & Technology
                                                     Fund              Fund             Fund                Fund
                                               ----------------  ----------------  ---------------  --------------------
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2006                           Division 14       Division 15      Division 16        Division 17
-----------------------------------            ----------------  ----------------  ---------------  --------------------
Assets and Liabilities:
   Investments in Shares Of Mutual Funds, at
     Fair Value                                $  1,124,329,556  $    455,319,081  $   137,551,771    $    981,808,804
   Balance Due From (To) VALIC General
     Account, Net                                       (24,206)         (294,588)         (22,319)         (1,367,738)
   Receivable (Payable) For Mutual Fund
     Sales (Purchases), Net                           3,585,037         1,334,519          360,598           3,909,844
                                               ----------------  ----------------  ---------------    ----------------
Net Assets & Liabilities                       $  1,127,890,387  $    456,359,012  $   137,890,050    $    984,350,910
                                               ================  ================  ===============    ================
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts
     (Net of Applicable Contract
     Loans -Partial Withdrawals with Right
     of Reinvestment)                          $  1,127,354,137  $    455,989,222  $   137,770,759    $    983,757,711
   Reserves For Annuity Contracts On Benefit            536,250           369,790          119,291             593,199
                                               ----------------  ----------------  ---------------    ----------------
Total Contract Owner Reserves                     1,127,890,387       456,359,012      137,890,050         984,350,910
   Capital Surplus                                           --                --               --                  --
                                               ----------------  ----------------  ---------------    ----------------
Total Contract Owner Reserves and Capital
  Surplus                                      $  1,127,890,387  $    456,359,012  $   137,890,050    $    984,350,910
                                               ================  ================  ===============    ================
Net Assets Attributable To:
   Accumulation Units Outstanding              $  1,127,354,137  $    455,989,222  $   137,770,759    $    983,757,711
   Contracts in Payout (Annuitization) Period           536,250           369,790          119,291             593,199
   Funds Retained in Separate Account A by
     VALIC                                                   --                --               --                  --
                                               ----------------  ----------------  ---------------    ----------------
Total Net Assets                               $  1,127,890,387  $    456,359,012  $   137,890,050    $    984,350,910
                                               ================  ================  ===============    ================
Total Units Outstanding                         287,517,791.945   191,811,554.508   55,058,134.403     424,260,598.538
                                               ================  ================  ===============    ================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2006
------------------------------------
Investment Income:
   Dividends From Mutual Funds                 $      3,968,994  $      3,049,676  $       893,565    $             --
Expenses:
   Mortality And Expense Risk Charge                  9,619,994         4,567,489        1,337,061           9,945,077
   Reimbursements Of Expenses                                --                --               --                  --
                                               ----------------  ----------------  ---------------    ----------------
Net Investment Income (Loss)                   $     (5,651,000) $     (1,517,813) $      (443,496)   $     (9,945,077)
                                               ----------------  ----------------  ---------------    ----------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of
     Fund Shares                               $     35,897,751  $     (8,147,788) $      (237,546)   $   (162,236,402)
   Realized Gain Distributions From Mutual
     Funds                                           53,255,281                --               --                  --
                                               ----------------  ----------------  ---------------    ----------------
Net Realized Gains (Losses)                          89,153,032        (8,147,788)        (237,546)       (162,236,402)
                                               ----------------  ----------------  ---------------    ----------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period                   70,581,085        56,355,483       18,840,545         216,555,410
                                               ----------------  ----------------  ---------------    ----------------
Increase (Decrease) In Net Assets From
  Operations                                   $    154,083,117  $     46,689,882  $    18,159,503    $     44,373,931
                                               ================  ================  ===============    ================

                                                VALIC Company I  Templeton Global    VALIC Company I
                                                   Small Cap     Asset Allocation  International Growth
                                                     Fund              Fund               I Fund
                                               ----------------  ----------------  --------------------
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2006                           Division 18    Division 19 /(1)/     Division 20
-----------------------------------            ----------------  ----------------  --------------------
Assets and Liabilities:
   Investments in Shares Of Mutual Funds, at
     Fair Value                                $    561,592,828    $         --      $    605,093,145
   Balance Due From (To) VALIC General
     Account, Net                                      (625,586)             --               334,963
   Receivable (Payable) For Mutual Fund
     Sales (Purchases), Net                           1,617,998              --               909,014
                                               ----------------    ------------      ----------------
Net Assets & Liabilities                       $    562,585,240    $         --      $    606,337,122
                                               ================    ============      ================
Contract Owner Reserves and Capital Surplus:
   Reserves For Redeemable Annuity Contracts
     (Net of Applicable Contract
     Loans -Partial Withdrawals with Right
     of Reinvestment)                          $    562,162,672    $         --      $    605,818,199
   Reserves For Annuity Contracts On Benefit            422,568              --               518,923
                                               ----------------    ------------      ----------------
Total Contract Owner Reserves                       562,585,240              --           606,337,122
   Capital Surplus                                           --              --                    --
                                               ----------------    ------------      ----------------
Total Contract Owner Reserves and Capital
  Surplus                                      $    562,585,240    $         --      $    606,337,122
                                               ================    ============      ================
Net Assets Attributable To:
   Accumulation Units Outstanding              $    562,162,672    $         --      $    605,818,199
   Contracts in Payout (Annuitization) Period           422,568              --               518,923
   Funds Retained in Separate Account A by
     VALIC                                                   --              --                    --
                                               ----------------    ------------      ----------------
Total Net Assets                               $    562,585,240    $         --      $    606,337,122
                                               ================    ============      ================
Total Units Outstanding                         194,384,793.723              --       258,415,827.288
                                               ================    ============      ================
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2006
------------------------------------
Investment Income:
   Dividends From Mutual Funds                 $             --    $         --      $      9,266,849
Expenses:
   Mortality And Expense Risk Charge                  5,853,207       1,995,032             4,829,726
   Reimbursements Of Expenses                                --              --                    --
                                               ----------------    ------------      ----------------
Net Investment Income (Loss)                   $     (5,853,207)   $ (1,995,032)     $      4,437,123
                                               ----------------    ------------      ----------------
Net Realized Gains (Losses) On Investments:
   Net Realized Gains (Losses) on Sale of
     Fund Shares                               $     33,896,268    $ 72,857,346      $     16,873,332
   Realized Gain Distributions From Mutual
     Funds                                           43,145,035              --                    --
                                               ----------------    ------------      ----------------
Net Realized Gains (Losses)                          77,041,303      72,857,346            16,873,332
                                               ----------------    ------------      ----------------
Net Change in Unrealized Appreciation
  (Depreciation) During The Period                  (29,366,155)    (39,781,613)           92,908,398
                                               ----------------    ------------      ----------------
Increase (Decrease) In Net Assets From
  Operations                                   $     41,821,941    $ 31,080,701      $    114,218,853
                                               ================    ============      ================

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company


                      Statement of Assets and Liabilities
                            Statement of Operations
                                  (Continued)

                                     VALIC Company I       Vanguard            Vanguard         Vanguard         Vanguard
                                       Core Value     LT Investment Grade Long-Term Treasury   Windsor II       Wellington
                                          Fund               Fund                Fund             Fund             Fund
                                    ----------------  ------------------- ------------------ ---------------- ----------------
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2006                Division 21        Division 22        Division 23       Division 24      Division 25
----------------------------------- ----------------  ------------------- ------------------ ---------------- ----------------
Assets and Liabilities:
   Investments in Shares Of Mutual
     Funds, at Fair Value           $    242,124,309   $    224,574,387    $    286,342,035  $  1,837,637,539 $  1,524,379,138
   Balance Due From (To) VALIC
     General Account, Net                   (112,593)           336,263             (24,800)          467,959          221,711
   Receivable (Payable) For Mutual
     Fund Sales (Purchases), Net           1,313,524            378,043           1,008,437         5,917,460        4,985,701
                                    ----------------   ----------------    ----------------  ---------------- ----------------
Net Assets & Liabilities            $    243,325,240   $    225,288,693    $    287,325,672  $  1,844,022,958 $  1,529,586,550
Contract Owner Reserves and
  Capital Surplus:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable
     Contract Loans -Partial
     Withdrawals with Right of
     Reinvestment)                  $    243,142,899   $    225,234,240    $    287,266,333  $  1,843,341,705 $  1,528,446,231
   Reserves For Annuity Contracts
     On Benefit                              182,341             54,453              59,339           681,253        1,140,319
                                    ----------------   ----------------    ----------------  ---------------- ----------------
Total Contract Owner Reserves            243,325,240        225,288,693         287,325,672     1,844,022,958    1,529,586,550
                                    ================   ================    ================  ================ ================
   Capital Surplus                                --                 --                  --                --               --
                                    ----------------   ----------------    ----------------  ---------------- ----------------
Total Contract Owner Reserves and
  Capital Surplus                   $    243,325,240   $    225,288,693    $    287,325,672  $  1,844,022,958 $  1,529,586,550
Net Assets Attributable To:
   Accumulation Units Outstanding   $    243,142,899   $    225,234,240    $    287,266,333  $  1,843,341,705 $  1,528,446,231
   Contracts in Payout
     (Annuitization) Period                  182,341             54,453              59,339           681,253        1,140,319
   Funds Retained in Separate
     Account A by VALIC                           --                 --                  --                --               --
                                    ----------------   ----------------    ----------------  ---------------- ----------------
Total Net Assets                    $    243,325,240   $    225,288,693    $    287,325,672  $  1,844,022,958 $  1,529,586,550
                                    ================   ================    ================  ================ ================
Total Units Outstanding              126,789,612.813    116,750,669.541     147,344,258.438   696,333,630.335  611,262,362.820
                                    ================   ================    ================  ================ ================
STATEMENT OF OPERATIONS For the
Year Ended December 31, 2006
-------------------------------
Investment Income:
   Dividends From Mutual Funds      $      1,899,587   $     12,229,548    $     15,012,501  $     38,959,613 $     42,819,451
Expenses:
   Mortality And Expense Risk
     Charge                                2,207,379          2,574,664           3,641,361        20,044,727       16,603,803
   Reimbursements Of Expenses                     --           (531,156)           (753,244)               --               --
                                    ----------------   ----------------    ----------------  ---------------- ----------------
Net Investment Income (Loss)        $       (307,792)  $     10,186,040    $     12,124,384  $     18,914,886 $     26,215,648
                                    ================   ================    ================  ================ ================
Net Realized Gains (Losses) On
  Investments:
   Net Realized Gains (Losses) on
     Sale of Fund Shares            $     10,319,759   $       (314,418)   $     (2,864,320) $     45,582,021 $     21,219,718
   Realized Gain Distributions
     From Mutual Funds                            --                 --           1,522,156        73,377,880       62,814,499
                                    ----------------   ----------------    ----------------  ---------------- ----------------
Net Realized Gains (Losses)               10,319,759           (314,418)         (1,342,164)      118,959,901       84,034,217
Net Change in Unrealized
  Appreciation (Depreciation)
  During The Period                       24,463,032         (5,933,036)        (10,005,323)      126,232,028       68,136,623
                                    ----------------   ----------------    ----------------  ---------------- ----------------
Increase (Decrease) In Net Assets
  From Operations                   $     34,474,999   $      3,938,586    $        776,897  $    264,106,815 $    178,386,488
                                    ================   ================    ================  ================ ================

                                         Putnam         Putnam OTC &
                                    New Opportunities Emerging Growth
                                          Fund              Fund
                                    ----------------- ----------------
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2006             Division 26 /(1)/ Division 27 /(1)/
----------------------------------- ----------------- ----------------
Assets and Liabilities:
   Investments in Shares Of Mutual
     Funds, at Fair Value             $         --      $         --
   Balance Due From (To) VALIC
     General Account, Net                       --                --
   Receivable (Payable) For Mutual
     Fund Sales (Purchases), Net                --                --
                                      ------------      ------------
Net Assets & Liabilities              $         --      $         --
Contract Owner Reserves and
  Capital Surplus:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable
     Contract Loans -Partial
     Withdrawals with Right of
     Reinvestment)                    $         --      $         --
   Reserves For Annuity Contracts
     On Benefit                                 --                --
                                      ------------      ------------
Total Contract Owner Reserves                   --                --
                                      ============      ============
   Capital Surplus                              --                --
                                      ------------      ------------
Total Contract Owner Reserves and
  Capital Surplus                     $         --      $         --
Net Assets Attributable To:
   Accumulation Units Outstanding     $         --      $         --
   Contracts in Payout
     (Annuitization) Period                     --                --
   Funds Retained in Separate
     Account A by VALIC                         --                --
                                      ------------      ------------
Total Net Assets                      $         --      $         --
                                      ============      ============
Total Units Outstanding                         --                --
                                      ============      ============
STATEMENT OF OPERATIONS For the
Year Ended December 31, 2006
-------------------------------
Investment Income:
   Dividends From Mutual Funds        $         --      $         --
Expenses:
   Mortality And Expense Risk
     Charge                              2,758,807           962,090
   Reimbursements Of Expenses             (571,025)         (197,815)
                                      ------------      ------------
Net Investment Income (Loss)          $ (2,187,782)     $   (764,275)
                                      ============      ============
Net Realized Gains (Losses) On
  Investments:
   Net Realized Gains (Losses) on
     Sale of Fund Shares              $(45,757,811)     $ 30,740,532
   Realized Gain Distributions
     From Mutual Funds                          --                --
                                      ------------      ------------
Net Realized Gains (Losses)            (45,757,811)       30,740,532
Net Change in Unrealized
  Appreciation (Depreciation)
  During The Period                     53,863,406       (17,980,374)
                                      ------------      ------------
Increase (Decrease) In Net Assets
  From Operations                     $  5,917,813      $ 11,995,883
                                      ============      ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                      Statement of Assets and Liabilities
                            Statement of Operations
                                  (Continued)

                                Putnam       VALIC Company I       American         Templeton       VALIC Company II
                            Global Equity    Large Cap Growth   Century Ultra        Foreign       International Small
                                 Fund              Fund              Fund              Fund          Cap Equity Fund
                           ----------------  ----------------  ----------------  ----------------  -------------------
STATEMENT OF ASSETS AND
LIABILITIES
As of December 31, 2006    Division 28 /(1)/ Division 30 /(1)/ Division 31 /(1)/ Division 32 /(1)/     Division 33
-----------------------    ----------------  ----------------  ----------------  ----------------  -------------------
Assets and Liabilities:
   Investments in Shares
     Of Mutual Funds, at
     Fair Value              $        --       $         --      $         --     $          --     $    569,760,792
   Balance Due From (To)
     VALIC General
     Account, Net                     --                 --                --                --              559,859
   Receivable (Payable)
     For Mutual Fund
     Sales (Purchases),
     Net                              --                 --                --                --              778,364
                             -----------       ------------      ------------     -------------     ----------------
Net Assets & Liabilities     $        --       $         --      $         --     $          --     $    571,099,015
                             ===========       ============      ============     =============     ================
Contract Owner Reserves
  and Capital Surplus:
   Reserves For
     Redeemable Annuity
     Contracts (Net of
     Applicable Contract
     Loans - Partial
     Withdrawals with
     Right of
     Reinvestment)           $        --       $         --      $         --     $          --     $    571,067,287
   Reserves For Annuity
     Contracts On Benefit             --                 --                --                --               31,728
                             -----------       ------------      ------------     -------------     ----------------
Total Contract Owner
  Reserves                            --                 --                --                --          571,099,015
Capital Surplus                       --                 --                --                --                   --
                             -----------       ------------      ------------     -------------     ----------------
Total Contract Owner
  Reserves and Capital
  Surplus                    $        --       $         --      $         --     $          --     $    571,099,015
                             ===========       ============      ============     =============     ================
Net Assets
  Attributable To:
   Accumulation Units
     Outstanding             $        --       $         --      $         --     $          --     $    571,067,287
   Contracts in Payout
     (Annuitization)
     Period                           --                 --                --                --               31,728
   Funds Retained in
     Separate Account A
     by VALIC                         --                 --                --                --                   --
                             -----------       ------------      ------------     -------------     ----------------
Total Net Assets             $        --       $         --      $         --     $          --     $    571,099,015
                             ===========       ============      ============     =============     ================
Total Units Outstanding               --                 --                --                --      275,095,668.469
                             ===========       ============      ============     =============     ================
STATEMENT OF OPERATIONS
For the Year Ended
December 31, 2006
-----------------------
Investment Income:
   Dividends From Mutual
     Funds                   $        --       $    595,003      $         --     $          --     $      1,929,012
Expenses:
   Mortality And Expense
     Risk Charge               1,858,503          1,282,084         4,636,354         3,357,482            3,672,998
   Reimbursements Of
     Expenses                   (387,563)                --          (804,096)         (691,259)            (945,822)
                             -----------       ------------      ------------     -------------     ----------------
Net Investment Income
  (Loss)                     $(1,470,940)      $   (687,081)     $ (3,832,258)    $  (2,666,223)    $       (798,164)
                             -----------       ------------      ------------     -------------     ----------------
Net Realized Gains
  (Losses) On
  Investments:
   Net Realized Gains
     (Losses) on Sale of
     Fund Shares             $(7,349,467)      $(72,666,097)     $(41,589,079)    $ 166,223,502     $     20,983,937
   Realized Gain
     Distributions From
     Mutual Funds                     --                 --                --                --           23,900,444
                             -----------       ------------      ------------     -------------     ----------------
Net Realized Gains
  (Losses)                    (7,349,467)       (72,666,097)      (41,589,079)      166,223,502           44,884,381
                             -----------       ------------      ------------     -------------     ----------------
Net Change in Unrealized
  Appreciation
  (Depreciation) During
  The Period                  36,666,155         69,988,225        (2,649,820)     (119,112,933)          30,563,805
                             -----------       ------------      ------------     -------------     ----------------
Increase (Decrease) In
  Net Assets From
  Operations                 $27,845,748       $ (3,364,953)     $(48,071,157)    $  44,444,346     $     74,650,022
                             ===========       ============      ============     =============     ================

                           VALIC Company II VALIC Company II
                           Small Cap Growth Small Cap Value
                                 Fund             Fund
                           ---------------- ----------------
STATEMENT OF ASSETS AND
LIABILITIES
As of December 31, 2006      Division 35      Division 36
-----------------------    ---------------- ----------------
Assets and Liabilities:
   Investments in Shares
     Of Mutual Funds, at
     Fair Value            $    47,591,321  $   161,106,970
   Balance Due From (To)
     VALIC General
     Account, Net                   89,442          141,985
   Receivable (Payable)
     For Mutual Fund
     Sales (Purchases),
     Net                           (45,078)         213,032
                           ---------------  ---------------
Net Assets & Liabilities   $    47,635,685  $   161,461,987
                           ===============  ===============
Contract Owner Reserves
  and Capital Surplus:
   Reserves For
     Redeemable Annuity
     Contracts (Net of
     Applicable Contract
     Loans - Partial
     Withdrawals with
     Right of
     Reinvestment)         $    47,623,816  $   161,424,964
   Reserves For Annuity
     Contracts On Benefit           11,869           37,023
                           ---------------  ---------------
Total Contract Owner
  Reserves                      47,635,685      161,461,987
Capital Surplus                         --               --
                           ---------------  ---------------
Total Contract Owner
  Reserves and Capital
  Surplus                  $    47,635,685  $   161,461,987
                           ===============  ===============
Net Assets
  Attributable To:
   Accumulation Units
     Outstanding           $    47,623,816  $   161,424,964
   Contracts in Payout
     (Annuitization)
     Period                         11,869           37,023
   Funds Retained in
     Separate Account A
     by VALIC                           --               --
                           ---------------  ---------------
Total Net Assets           $    47,635,685  $   161,461,987
                           ===============  ===============
Total Units Outstanding     29,224,164.010   64,993,931.275
                           ===============  ===============
STATEMENT OF OPERATIONS
For the Year Ended
December 31, 2006
-----------------------
Investment Income:
   Dividends From Mutual
     Funds                 $            --  $       643,803
Expenses:
   Mortality And Expense
     Risk Charge                   450,938        1,059,744
   Reimbursements Of
     Expenses                     (117,699)        (278,099)
                           ---------------  ---------------
Net Investment Income
  (Loss)                   $      (333,239) $      (137,842)
                           ---------------  ---------------
Net Realized Gains
  (Losses) On
  Investments:
   Net Realized Gains
     (Losses) on Sale of
     Fund Shares           $     4,510,590  $     2,213,255
   Realized Gain
     Distributions From
     Mutual Funds                       --       10,001,361
                           ---------------  ---------------
Net Realized Gains
  (Losses)                       4,510,590       12,214,616
                           ---------------  ---------------
Net Change in Unrealized
  Appreciation
  (Depreciation) During
  The Period                      (521,674)       6,851,577
                           ---------------  ---------------
Increase (Decrease) In
  Net Assets From
  Operations               $     3,655,677  $    18,928,351
                           ===============  ===============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                      Statement of Assets and Liabilities
                            Statement of Operations
                                  (Continued)

                           VALIC Company II VALIC Company II    VALIC Company II   VALIC Company II    VALIC Company II
                            Mid Cap Growth   Mid Cap Value    Capital Appreciation Large Cap Value   Socially Responsible
                                 Fund             Fund                Fund               Fund                Fund
                           ---------------- ----------------  -------------------- ----------------  --------------------
STATEMENT OF ASSETS AND
LIABILITIES
As of December 31, 2006      Division 37      Division 38         Division 39        Division 40         Division 41
-----------------------    ---------------- ----------------  -------------------- ----------------  --------------------
Assets and Liabilities:
   Investments in Shares
     Of Mutual Funds, at
     Fair Value            $    61,038,919  $    411,742,054     $    9,438,162    $    298,102,271    $    490,928,554
   Balance Due From (To)
     VALIC General
     Account, Net                  113,917           365,178            (39,536)          2,026,238           2,623,909
   Receivable (Payable)
     For Mutual Fund
     Sales (Purchases),
     Net                           (22,939)          788,781             48,144          (1,230,497)         (1,346,193)
                           ---------------  ----------------     --------------    ----------------    ----------------
Net Assets & Liabilities   $    61,129,897  $    412,896,013     $    9,446,770    $    298,898,012    $    492,206,270
                           ===============  ================     ==============    ================    ================
Contract Owner Reserves
  and Capital Surplus:
   Reserves For
     Redeemable Annuity
     Contracts (Net of
     Applicable Contract
     Loans -Partial
     Withdrawals with
     Right of
     Reinvestment)         $    61,122,632  $    412,778,548     $    9,446,770    $    298,883,506    $    492,206,270
   Reserves For Annuity
     Contracts On Benefit            7,265           117,465                 --              14,506                  --
                           ---------------  ----------------     --------------    ----------------    ----------------
Total Contract Owner
  Reserves                      61,129,897       412,896,013          9,446,770         298,898,012         492,206,270
   Capital Surplus                      --                --                 --                  --                  --
                           ---------------  ----------------     --------------    ----------------    ----------------
Total Contract Owner
  Reserves and Capital
  Surplus                  $    61,129,897  $    412,896,013     $    9,446,770    $    298,898,012    $    492,206,270
                           ===============  ================     ==============    ================    ================
Net Assets
  Attributable To:
   Accumulation Units
     Outstanding           $    61,122,632  $    412,778,548     $    9,446,770    $    298,883,506    $    492,206,270
   Contracts in Payout
     (Annuitization)
     Period                          7,265           117,465                 --              14,506                  --
   Funds Retained in
     Separate Account A
     by VALIC                           --                --                 --                  --                  --
                           ---------------  ----------------     --------------    ----------------    ----------------
Total Net Assets           $    61,129,897  $    412,896,013     $    9,446,770    $    298,898,012    $    492,206,270
                           ===============  ================     ==============    ================    ================
Total Units Outstanding     46,414,849.984   122,875,937.032      9,377,279.064     141,357,287.239     331,640,377.432
                           ===============  ================     ==============    ================    ================
STATEMENT OF OPERATIONS
For the Year Ended
December 31, 2006
-----------------------
Investment Income:
   Dividends From Mutual
     Funds                 $            --  $      1,369,644     $       16,544    $      1,218,399    $      2,245,282
Expenses:
   Mortality And Expense
     Risk Charge                   532,730         3,333,561             88,925           1,183,973           2,455,908
   Reimbursements Of
     Expenses                     (138,091)         (867,523)           (24,776)           (307,784)           (627,299)
                           ---------------  ----------------     --------------    ----------------    ----------------
Net Investment Income
  (Loss)                   $      (394,639) $     (1,096,394)    $      (47,605)   $        342,210    $        416,673
                           ---------------  ----------------     --------------    ----------------    ----------------
Net Realized Gains
  (Losses) On Investments:
   Net Realized Gains
     (Losses) on Sale of
     Fund Shares           $     3,803,048  $      8,815,453     $      824,038    $      2,334,123    $      2,533,719
   Realized Gain
     Distributions From
     Mutual Funds                3,839,151        36,841,766                 --          11,249,796           7,534,877
                           ---------------  ----------------     --------------    ----------------    ----------------
Net Realized Gains
  (Losses)                       7,642,199        45,657,219            824,038          13,583,919          10,068,596
                           ---------------  ----------------     --------------    ----------------    ----------------
Net Change in Unrealized
  Appreciation
  (Depreciation) During
  The Period                      (125,514)        7,736,331           (285,055)         10,067,311          31,074,696
                           ---------------  ----------------     --------------    ----------------    ----------------
Increase (Decrease) In
  Net Assets From
  Operations               $     7,122,046  $     52,297,156     $      491,378    $     23,993,440    $     41,559,965
                           ===============  ================     ==============    ================    ================

                           VALIC Company II    VALIC Company I
                           Money Market II   Nasdaq-100 (R) Index
                                 Fund                Fund
                           ----------------  --------------------
STATEMENT OF ASSETS AND
LIABILITIES
As of December 31, 2006      Division 44         Division 46
-----------------------    ----------------  --------------------
Assets and Liabilities:
   Investments in Shares
     Of Mutual Funds, at
     Fair Value            $    225,165,269    $     79,992,336
   Balance Due From (To)
     VALIC General
     Account, Net                   981,865             (79,751)
   Receivable (Payable)
     For Mutual Fund
     Sales (Purchases),
     Net                           (244,552)            257,104
                           ----------------    ----------------
Net Assets & Liabilities   $    225,902,582    $     80,169,689
                           ================    ================
Contract Owner Reserves
  and Capital Surplus:
   Reserves For
     Redeemable Annuity
     Contracts (Net of
     Applicable Contract
     Loans -Partial
     Withdrawals with
     Right of
     Reinvestment)         $    225,846,658    $     80,167,925
   Reserves For Annuity
     Contracts On Benefit            55,924               1,764
                           ----------------    ----------------
Total Contract Owner
  Reserves                      225,902,582          80,169,689
   Capital Surplus                       --                  --
                           ----------------    ----------------
Total Contract Owner
  Reserves and Capital
  Surplus                  $    225,902,582    $     80,169,689
                           ================    ================
Net Assets
  Attributable To:
   Accumulation Units
     Outstanding           $    225,846,658    $     80,167,925
   Contracts in Payout
     (Annuitization)
     Period                          55,924               1,764
   Funds Retained in
     Separate Account A
     by VALIC                            --                  --
                           ----------------    ----------------
Total Net Assets           $    225,902,582    $     80,169,689
                           ================    ================
Total Units Outstanding     185,594,292.837     160,131,223.333
                           ================    ================
STATEMENT OF OPERATIONS
For the Year Ended
December 31, 2006
-----------------------
Investment Income:
   Dividends From Mutual
     Funds                 $      6,145,830    $         61,174
Expenses:
   Mortality And Expense
     Risk Charge                  1,275,523             781,679
   Reimbursements Of
     Expenses                      (330,100)                 --
                           ----------------    ----------------
Net Investment Income
  (Loss)                   $      5,200,407    $       (720,505)
                           ----------------    ----------------
Net Realized Gains
  (Losses) On Investments:
   Net Realized Gains
     (Losses) on Sale of
     Fund Shares           $             (1)   $      4,093,913
   Realized Gain
     Distributions From
     Mutual Funds                        --                  --
                           ----------------    ----------------
Net Realized Gains
  (Losses)                               (1)          4,093,913
                           ----------------    ----------------
Net Change in Unrealized
  Appreciation
  (Depreciation) During
  The Period                              1             740,780
                           ----------------    ----------------
Increase (Decrease) In
  Net Assets From
  Operations               $      5,200,407    $      4,114,188
                           ================    ================

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                      Statement of Assets and Liabilities
                            Statement of Operations
                                  (Continued)

                                 Janus       VALIC Company II  VALIC Company II  VALIC Company II   Vanguard LifeStrategy
                           Adviser Worldwide Aggressive Growth Moderate Growth  Conservative Growth        Growth
                                 Fund         Lifestyle Fund    Lifestyle Fund    Lifestyle Fund            Fund
                           ----------------- ----------------- ---------------- ------------------- ---------------------
STATEMENT OF ASSETS AND
LIABILITIES
As of December 31, 2006    Division 47 /(1)/    Division 48      Division 49        Division 50          Division 52
-----------------------    ----------------- ----------------- ---------------- ------------------- ---------------------
Assets and Liabilities:
   Investments in Shares
     Of Mutual Funds, at
     Fair Value               $        --     $    65,628,173  $    96,392,008    $    39,118,612      $   109,038,819
   Balance Due From (To)
     VALIC General
     Account, Net                      --              49,807          (84,671)          (110,280)             223,265
   Receivable (Payable)
     For Mutual Fund
     Sales (Purchases),
     Net                               --              89,887          450,942            249,604             (148,519)
                              -----------     ---------------  ---------------    ---------------      ---------------
Net Assets & Liabilities      $        --     $    65,767,867  $    96,758,279    $    39,257,936      $   109,113,565
                              ===========     ===============  ===============    ===============      ===============
Contract Owner Reserves
  and Capital Surplus:
   Reserves For
     Redeemable Annuity
     Contracts (Net of
     Applicable Contract
     Loans -Partial
     Withdrawals with
     Right of
     Reinvestment)            $        --     $    65,767,867  $    96,751,466    $    39,257,936      $   109,083,552
   Reserves For Annuity
     Contracts On Benefit              --                  --            6,813                 --               30,013
                              -----------     ---------------  ---------------    ---------------      ---------------
Total Contract Owner
  Reserves                             --          65,767,867       96,758,279         39,257,936          109,113,565
   Capital Surplus                     --                  --               --                 --                   --
                              -----------     ---------------  ---------------    ---------------      ---------------
Total Contract Owner
  Reserves and Capital
  Surplus                     $        --     $    65,767,867  $    96,758,279    $    39,257,936      $   109,113,565
                              ===========     ===============  ===============    ===============      ===============
Net Assets
  Attributable To:
   Accumulation Units
     Outstanding              $        --     $    65,767,867  $    96,751,466    $    39,257,936      $   109,083,552
   Contracts in Payout
     (Annuitization)
     Period                            --                  --            6,813                 --               30,013
   Funds Retained in
     Separate Account A
     by VALIC                          --                  --               --                 --                   --
                              -----------     ---------------  ---------------    ---------------      ---------------
Total Net Assets              $        --     $    65,767,867  $    96,758,279    $    39,257,936      $   109,113,565
                              ===========     ===============  ===============    ===============      ===============
Total Units Outstanding                --      35,981,011.892   52,393,452.638     22,046,884.167       67,292,354.305
                              ===========     ===============  ===============    ===============      ===============
STATEMENT OF OPERATIONS
For the Year Ended
December 31, 2006
-----------------------
Investment Income:
   Dividends From Mutual
     Funds                    $        --     $            --  $       852,012    $            --      $     2,125,294
Expenses:
   Mortality And Expense
     Risk Charge                  172,435             497,485          819,548            336,943            1,103,458
   Reimbursements Of
     Expenses                     (35,516)           (128,100)        (210,197)           (87,509)                  --
                              -----------     ---------------  ---------------    ---------------      ---------------
Net Investment Income
  (Loss)                      $  (136,919)    $      (369,385) $       242,661    $      (249,434)     $     1,021,836
                              -----------     ---------------  ---------------    ---------------      ---------------
Net Realized Gains
  (Losses) On
  Investments:
   Net Realized Gains
     (Losses) on Sale of
     Fund Shares              $ 4,517,978     $     2,337,876  $     3,956,615    $     1,168,056      $     3,895,451
   Realized Gain
     Distributions From
     Mutual Funds                      --           5,091,495        7,121,452          2,037,658                   --
                              -----------     ---------------  ---------------    ---------------      ---------------
Net Realized Gains
  (Losses)                      4,517,978           7,429,371       11,078,067          3,205,714            3,895,451
                              -----------     ---------------  ---------------    ---------------      ---------------
Net Change in Unrealized
  Appreciation
  (Depreciation) During
  The Period                   (3,813,941)           (340,231)      (2,895,951)           153,751            8,070,488
                              -----------     ---------------  ---------------    ---------------      ---------------
Increase (Decrease) In
  Net Assets From
  Operations                  $   567,118     $     6,719,755  $     8,424,777    $     3,110,031      $    12,987,775
                              ===========     ===============  ===============    ===============      ===============

                           Vanguard LifeStrategy Vanguard LifeStrategy
                              Moderate Growth     Conservative Growth
                                   Fund                  Fund
                           --------------------- ---------------------
STATEMENT OF ASSETS AND
LIABILITIES
As of December 31, 2006         Division 53           Division 54
-----------------------    --------------------- ---------------------
Assets and Liabilities:
   Investments in Shares
     Of Mutual Funds, at
     Fair Value               $   122,074,860       $    45,390,259
   Balance Due From (To)
     VALIC General
     Account, Net                      17,781                (5,699)
   Receivable (Payable)
     For Mutual Fund
     Sales (Purchases),
     Net                              390,966               356,606
                              ---------------       ---------------
Net Assets & Liabilities      $   122,483,607       $    45,741,166
                              ===============       ===============
Contract Owner Reserves
  and Capital Surplus:
   Reserves For
     Redeemable Annuity
     Contracts (Net of
     Applicable Contract
     Loans -Partial
     Withdrawals with
     Right of
     Reinvestment)            $   122,471,814       $    45,741,166
   Reserves For Annuity
     Contracts On Benefit              11,793                    --
                              ---------------       ---------------
Total Contract Owner
  Reserves                        122,483,607            45,741,166
   Capital Surplus                         --                    --
                              ---------------       ---------------
Total Contract Owner
  Reserves and Capital
  Surplus                     $   122,483,607       $    45,741,166
                              ===============       ===============
Net Assets
  Attributable To:
   Accumulation Units
     Outstanding              $   122,471,814       $    45,741,166
   Contracts in Payout
     (Annuitization)
     Period                            11,793                    --
   Funds Retained in
     Separate Account A
     by VALIC                              --                    --
                              ---------------       ---------------
Total Net Assets              $   122,483,607       $    45,741,166
                              ===============       ===============
Total Units Outstanding        77,720,793.026        30,392,438.290
                              ===============       ===============
STATEMENT OF OPERATIONS
For the Year Ended
December 31, 2006
-----------------------
Investment Income:
   Dividends From Mutual
     Funds                    $     3,144,557       $     1,381,631
Expenses:
   Mortality And Expense
     Risk Charge                    1,307,027               501,665
   Reimbursements Of
     Expenses                              --                    --
                              ---------------       ---------------
Net Investment Income
  (Loss)                      $     1,837,530       $       879,966
                              ---------------       ---------------
Net Realized Gains
  (Losses) On
  Investments:
   Net Realized Gains
     (Losses) on Sale of
     Fund Shares              $     4,132,038       $     1,428,299
   Realized Gain
     Distributions From
     Mutual Funds                          --                    --
                              ---------------       ---------------
Net Realized Gains
  (Losses)                          4,132,038             1,428,299
                              ---------------       ---------------
Net Change in Unrealized
  Appreciation
  (Depreciation) During
  The Period                        6,690,311             1,479,567
                              ---------------       ---------------
Increase (Decrease) In
  Net Assets From
  Operations                  $    12,659,879       $     3,787,832
                              ===============       ===============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                      Statement of Assets and Liabilities
                            Statement of Operations
                                  (Continued)

                              Evergreen          Evergreen        Evergreen      VALIC Company II VALIC Company II
                            Special Values   Fundamental Large  Equity Income       Core Bond      Strategic Bond
                                 Fund            Cap Fund            Fund              Fund             Fund
                           ----------------  ----------------- ----------------  ---------------- ----------------
STATEMENT OF ASSETS AND
LIABILITIES
As of December 31, 2006    Division 55 /(1)/ Division 56 /(1)/ Division 57 /(1)/   Division 58      Division 59
-----------------------    ----------------  ----------------- ----------------  ---------------- ----------------
Assets and Liabilities:
   Investments in Shares
     Of Mutual Funds, at
     Fair Value              $         --       $        --       $       --     $    86,706,399  $    227,069,322
   Balance Due From (To)
     VALIC General
     Account, Net                      --                --               --             146,342           255,197
   Receivable (Payable)
     For Mutual Fund
     Sales (Purchases),
     Net                               --                --               --              28,760           128,692
                             ------------       -----------       ----------     ---------------  ----------------
Net Assets & Liabilities     $         --       $        --       $       --     $    86,881,501  $    227,453,211
                             ============       ===========       ==========     ===============  ================
Contract Owner Reserves
  and Capital Surplus:
   Reserves For
     Redeemable Annuity
     Contracts (Net of
     Applicable Contract
     Loans -Partial
     Withdrawals with
     Right of
     Reinvestment)           $         --       $        --       $       --     $    86,864,092  $    227,420,608
   Reserves For Annuity
     Contracts On Benefit              --                --               --              17,409            32,603
                             ------------       -----------       ----------     ---------------  ----------------
Total Contract Owner
  Reserves                             --                --               --          86,881,501       227,453,211
Capital Surplus                        --                --               --                  --                --
                             ------------       -----------       ----------     ---------------  ----------------
Total Contract Owner
  Reserves and Capital
  Surplus                    $         --       $        --       $       --     $    86,881,501  $    227,453,211
                             ============       ===========       ==========     ===============  ================
Net Assets
  Attributable To:
   Accumulation Units
     Outstanding             $         --       $        --       $       --     $    86,864,092  $    227,420,608
   Contracts in Payout
     (Annuitization)
     Period                            --                --               --              17,409            32,603
   Funds Retained in
     Separate Account A
     by VALIC                          --                --               --                  --                --
                             ------------       -----------       ----------     ---------------  ----------------
Total Net Assets             $         --       $        --       $       --     $    86,881,501  $    227,453,211
                             ============       ===========       ==========     ===============  ================
Total Units Outstanding                --                --               --      61,261,572.133   121,930,003.223
                             ============       ===========       ==========     ===============  ================
STATEMENT OF OPERATIONS
For the Year Ended
December 31, 2006
-----------------------
Investment Income:
   Dividends From Mutual
     Funds                   $         --       $   151,658       $   58,189     $     2,389,658  $      7,623,723
Expenses:
   Mortality And Expense
     Risk Charge                1,699,694           856,643          122,185             574,518         1,750,371
   Reimbursements Of
     Expenses                    (349,076)         (173,447)         (25,014)           (152,081)         (449,937)
                             ------------       -----------       ----------     ---------------  ----------------
Net Investment Income
  (Loss)                     $ (1,350,618)      $  (531,538)      $  (38,982)    $     1,967,221  $      6,323,289
                             ------------       -----------       ----------     ---------------  ----------------
Net Realized Gains
  (Losses) On
  Investments:
   Net Realized Gains
     (Losses) on Sale of
     Fund Shares             $ 59,050,349       $ 8,282,245       $  936,102     $       (21,341) $      1,273,322
   Realized Gain
     Distributions From
     Mutual Funds                      --                --               --                  --         2,300,612
                             ------------       -----------       ----------     ---------------  ----------------
Net Realized Gains
  (Losses)                     59,050,349         8,282,245          936,102             (21,341)        3,573,934
                             ------------       -----------       ----------     ---------------  ----------------
Net Change in Unrealized
  Appreciation
  (Depreciation) During
  The Period                  (26,218,508)       (3,551,528)         172,557             936,506         4,308,912
                             ------------       -----------       ----------     ---------------  ----------------
Increase (Decrease) In
  Net Assets From
  Operations                 $ 31,481,223       $ 4,199,179       $1,069,677     $     2,882,386  $     14,206,135
                             ============       ===========       ==========     ===============  ================

                             VALIC Company
                           II High Yield Bond      Janus
                                  Fund              Fund
                           ------------------ ----------------
STATEMENT OF ASSETS AND
LIABILITIES
As of December 31, 2006       Division 60     Division 61 /(1)/
-----------------------    ------------------ ----------------
Assets and Liabilities:
   Investments in Shares
     Of Mutual Funds, at
     Fair Value             $   122,971,128     $        --
   Balance Due From (To)
     VALIC General
     Account, Net                  (209,093)             --
   Receivable (Payable)
     For Mutual Fund
     Sales (Purchases),
     Net                            378,348              --
                            ---------------     -----------
Net Assets & Liabilities    $   123,140,383     $        --
                            ===============     ===========
Contract Owner Reserves
  and Capital Surplus:
   Reserves For
     Redeemable Annuity
     Contracts (Net of
     Applicable Contract
     Loans -Partial
     Withdrawals with
     Right of
     Reinvestment)          $   123,139,184     $        --
   Reserves For Annuity
     Contracts On Benefit             1,199              --
                            ---------------     -----------
Total Contract Owner
  Reserves                      123,140,383              --
Capital Surplus                          --              --
                            ---------------     -----------
Total Contract Owner
  Reserves and Capital
  Surplus                   $   123,140,383     $        --
                            ===============     ===========
Net Assets
  Attributable To:
   Accumulation Units
     Outstanding            $   123,139,184     $        --
   Contracts in Payout
     (Annuitization)
     Period                           1,199              --
   Funds Retained in
     Separate Account A
     by VALIC                            --              --
                            ---------------     -----------
Total Net Assets            $   123,140,383     $        --
                            ===============     ===========
Total Units Outstanding      67,764,309.494              --
                            ===============     ===========
STATEMENT OF OPERATIONS
For the Year Ended
December 31, 2006
-----------------------
Investment Income:
   Dividends From Mutual
     Funds                  $     5,549,033     $        --
Expenses:
   Mortality And Expense
     Risk Charge                    961,064         249,480
   Reimbursements Of
     Expenses                      (246,890)        (51,704)
                            ---------------     -----------
Net Investment Income
  (Loss)                    $     4,834,859     $  (197,776)
                            ---------------     -----------
Net Realized Gains
  (Losses) On
  Investments:
   Net Realized Gains
     (Losses) on Sale of
     Fund Shares            $     1,855,865     $ 6,570,703
   Realized Gain
     Distributions From
     Mutual Funds                 2,628,994              --
                            ---------------     -----------
Net Realized Gains
  (Losses)                        4,484,859       6,570,703
                            ---------------     -----------
Net Change in Unrealized
  Appreciation
  (Depreciation) During
  The Period                      1,635,701      (5,660,371)
                            ---------------     -----------
Increase (Decrease) In
  Net Assets From
  Operations                $    10,955,419     $   712,556
                            ===============     ===========

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company


                      Statement of Assets and Liabilities
                            Statement of Operations
                                  (Continued)

                                       AIM Large       Credit Suisse       MSIF Trust        Evergreen            SIT
                                       Cap Growth     Small Cap Growth   Mid Cap Growth    Special Equity   Small Cap Growth
                                          Fund              Fund           Portfolio            Fund              Fund
                                    ----------------  ----------------  ----------------  ----------------  ----------------
STATEMENT OF ASSETS AND LIABILITIES
     As of December 31, 2006        Division 62 /(1)/ Division 63 /(1)/ Division 64 /(1)/ Division 65 /(1)/ Division 66 /(1)/
----------------------------------- ----------------  ----------------  ----------------  ----------------  ----------------
Assets and Liabilities:
   Investments in Shares Of Mutual
     Funds, at Fair Value             $        --       $        --       $         --      $        --       $         --
   Balance Due From (To) VALIC
     General Account, Net                      --                --                 --               --                 --
   Receivable (Payable) For Mutual
     Fund Sales (Purchases), Net               --                --                 --               --                 --
                                      -----------       -----------       ------------      -----------       ------------
Net Assets & Liabilities              $        --       $        --       $         --      $        --       $         --
                                      ===========       ===========       ============      ===========       ============
Contract Owner Reserves and
  Capital Surplus:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable
     Contract Loans -Partial
     Withdrawals with Right of
     Reinvestment)                    $        --       $        --       $         --      $        --       $         --
   Reserves For Annuity Contracts
     On Benefit                                --                --                 --               --                 --
                                      -----------       -----------       ------------      -----------       ------------
Total Contract Owner Reserves                  --                --                 --               --                 --
   Capital Surplus                             --                --                 --               --                 --
                                      -----------       -----------       ------------      -----------       ------------
Total Contract Owner Reserves and
  Capital Surplus                     $        --       $        --       $         --      $        --       $         --
                                      ===========       ===========       ============      ===========       ============
Net Assets Attributable To:
   Accumulation Units Outstanding     $        --       $        --       $         --      $        --       $         --
   Contracts in Payout
     (Annuitization) Period                    --                --                 --               --                 --
   Funds Retained in Separate
     Account A by VALIC                        --                --                 --               --                 --
                                      -----------       -----------       ------------      -----------       ------------
Total Net Assets                      $        --       $        --       $         --      $        --       $         --
                                      ===========       ===========       ============      ===========       ============
Total Units Outstanding                        --                --                 --               --                 --
                                      ===========       ===========       ============      ===========       ============
STATEMENT OF OPERATIONS
For the Year Ended December 31,
2006
-------------------------------

Investment Income:
   Dividends From Mutual Funds        $        --       $        --       $         --      $        --       $         --
Expenses:
   Mortality And Expense Risk
     Charge                                95,352           288,241            650,918          231,360            699,210
   Reimbursements Of Expenses             (19,620)          (59,386)          (134,670)         (47,516)          (143,208)
                                      -----------       -----------       ------------      -----------       ------------
Net Investment Income (Loss)          $   (75,732)      $  (228,855)      $   (516,248)     $  (183,844)      $   (556,002)
                                      -----------       -----------       ------------      -----------       ------------
Net Realized Gains (Losses) On
  Investments:
   Net Realized Gains (Losses) on
     Sale of Fund Shares              $ 2,411,870       $ 5,109,289       $ 29,590,378      $ 6,889,108       $ 34,693,466
   Realized Gain Distributions
     From Mutual Funds                         --                --                 --               --                 --
                                      -----------       -----------       ------------      -----------       ------------
Net Realized Gains (Losses)             2,411,870         5,109,289         29,590,378        6,889,108         34,693,466
                                      -----------       -----------       ------------      -----------       ------------
Net Change in Unrealized
  Appreciation (Depreciation)
  During The Period                    (2,479,134)       (2,710,278)       (25,526,791)      (4,802,740)       (26,287,925)
                                      -----------       -----------       ------------      -----------       ------------
Increase (Decrease) In Net Assets
  From Operations                     $  (142,996)      $ 2,170,156       $  3,547,339      $ 1,902,524       $  7,849,539
                                      ===========       ===========       ============      ===========       ============

                                          SIT
                                     Mid Cap Growth         Ariel
                                          Fund              Fund
                                    ----------------  ----------------
STATEMENT OF ASSETS AND LIABILITIES
     As of December 31, 2006        Division 67 /(1)/    Division 68
----------------------------------- ----------------  ----------------
Assets and Liabilities:
   Investments in Shares Of Mutual
     Funds, at Fair Value             $        --     $    519,164,694
   Balance Due From (To) VALIC
     General Account, Net                      --             (483,303)
   Receivable (Payable) For Mutual
     Fund Sales (Purchases), Net               --            2,409,266
                                      -----------     ----------------
Net Assets & Liabilities              $        --     $    521,090,657
                                      ===========     ================
Contract Owner Reserves and
  Capital Surplus:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable
     Contract Loans -Partial
     Withdrawals with Right of
     Reinvestment)                    $        --     $    520,713,005
   Reserves For Annuity Contracts
     On Benefit                                --              377,652
                                      -----------     ----------------
Total Contract Owner Reserves                  --          521,090,657
   Capital Surplus                             --                   --
                                      -----------     ----------------
Total Contract Owner Reserves and
  Capital Surplus                     $        --     $    521,090,657
                                      ===========     ================
Net Assets Attributable To:
   Accumulation Units Outstanding     $        --     $    520,713,005
   Contracts in Payout
     (Annuitization) Period                    --              377,652
   Funds Retained in Separate
     Account A by VALIC                        --                   --
                                      -----------     ----------------
Total Net Assets                      $        --     $    521,090,657
                                      ===========     ================
Total Units Outstanding                        --      263,335,327.321
                                      ===========     ================
STATEMENT OF OPERATIONS
For the Year Ended December 31,
2006
-------------------------------

Investment Income:
   Dividends From Mutual Funds        $        --     $             --
Expenses:
   Mortality And Expense Risk
     Charge                               154,327            6,474,571
   Reimbursements Of Expenses             (31,585)          (1,341,919)
                                      -----------     ----------------
Net Investment Income (Loss)          $  (122,742)    $     (5,132,652)
                                      -----------     ----------------
Net Realized Gains (Losses) On
  Investments:
   Net Realized Gains (Losses) on
     Sale of Fund Shares              $ 6,158,656     $     35,125,394
   Realized Gain Distributions
     From Mutual Funds                         --           32,765,906
                                      -----------     ----------------
Net Realized Gains (Losses)             6,158,656           67,891,300
                                      -----------     ----------------
Net Change in Unrealized
  Appreciation (Depreciation)
  During The Period                    (5,761,532)         (15,446,849)
                                      -----------     ----------------
Increase (Decrease) In Net Assets
  From Operations                     $   274,382     $     47,311,799
                                      ===========     ================

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company


                      Statement of Assets and Liabilities
                            Statement of Operations
                                  (Continued)

                                         Ariel          Lou Holland         Dreyfus BASIC       VALIC Company I
                                      Appreciation        Growth       U.S. Mortgage Securities Blue Chip Growth
                                          Fund             Fund                  Fund                 Fund
                                    ----------------  ---------------  ------------------------ ----------------
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2006               Division 69       Division 70       Division 71 /(1)/       Division 72
----------------------------------- ----------------  ---------------  ------------------------ ----------------
Assets and Liabilities:
   Investments in Shares Of Mutual
     Funds, at Fair Value           $    387,982,095  $    52,522,667        $        --        $    89,447,959
   Balance Due From (To) VALIC
     General Account, Net                   (317,849)         (67,374)                --                387,036
   Receivable (Payable) For Mutual
     Fund Sales (Purchases), Net           1,413,308          109,166                 --               (290,489)
                                    ----------------  ---------------        -----------        ---------------
Net Assets & Liabilities            $    389,077,554  $    52,564,459        $        --        $    89,544,506
                                    ================  ===============        ===========        ===============
Contract Owner Reserves and
  Capital Surplus:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable
     Contract Loans -Partial
     Withdrawals with Right of
     Reinvestment)                  $    388,292,003  $    52,543,421        $        --        $    89,503,185
   Reserves For Annuity Contracts
     On Benefit                              785,551           21,038                 --                 41,321
                                    ----------------  ---------------        -----------        ---------------
Total Contract Owner Reserves            389,077,554       52,564,459                 --             89,544,506
   Capital Surplus                                --               --                 --                     --
                                    ----------------  ---------------        -----------        ---------------
Total Contract Owner Reserves and
  Capital Surplus                   $    389,077,554  $    52,564,459        $        --        $    89,544,506
                                    ================  ===============        ===========        ===============
Net Assets Attributable To:
   Accumulation Units Outstanding   $    388,292,003  $    52,543,421        $        --        $    89,503,185
   Contracts in Payout
     (Annuitization) Period                  785,551           21,038                 --                 41,321
   Funds Retained in Separate
     Account A by VALIC                           --               --                 --                     --
                                    ----------------  ---------------        -----------        ---------------
Total Net Assets                    $    389,077,554  $    52,564,459        $        --        $    89,544,506
                                    ================  ===============        ===========        ===============
Total Units Outstanding              219,434,293.980   54,090,876.817                 --         95,874,018.304
                                    ================  ===============        ===========        ===============
STATEMENT OF OPERATIONS For the
Year Ended December 31, 2006
-------------------------------
Investment Income:
   Dividends From Mutual Funds      $        173,150  $        40,397        $ 1,500,647        $       164,533
Expenses:
   Mortality And Expense Risk
     Charge                                4,811,438          597,355            410,338                664,453
   Reimbursements Of Expenses               (991,278)        (131,250)           (84,025)                    --
                                    ----------------  ---------------        -----------        ---------------
Net Investment Income (Loss)        $     (3,647,010) $      (425,708)       $ 1,174,334        $      (499,920)
                                    ----------------  ---------------        -----------        ---------------
Net Realized Gains (Losses) On
  Investments:
   Net Realized Gains (Losses) on
     Sale of Fund Shares            $     25,840,111  $     1,364,859        $(4,739,419)       $     2,269,050
   Realized Gain Distributions
     From Mutual Funds                    26,501,860          745,469                 --                     --
                                    ----------------  ---------------        -----------        ---------------
Net Realized Gains (Losses)               52,341,971        2,110,328         (4,739,419)             2,269,050
                                    ----------------  ---------------        -----------        ---------------
Net Change in Unrealized
  Appreciation (Depreciation)
  During The Period                      (12,576,769)         572,744          2,757,006              4,650,944
                                    ----------------  ---------------        -----------        ---------------
Increase (Decrease) In Net Assets
  From Operations                   $     36,118,192  $     2,257,364        $  (808,079)       $     6,420,074
                                    ================  ===============        ===========        ===============

                                     VALIC Company I  VALIC Company I  VALIC Company I
                                     Health Sciences       Value       Broad Cap Value
                                          Fund             Fund             Fund
                                    ----------------  ---------------  ---------------
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2006                Division 73      Division 74      Division 75
----------------------------------- ----------------  ---------------  ---------------
Assets and Liabilities:
   Investments in Shares Of Mutual
     Funds, at Fair Value           $    185,879,977  $    78,053,730  $    28,574,143
   Balance Due From (To) VALIC
     General Account, Net                   (106,837)        (280,369)         (17,323)
   Receivable (Payable) For Mutual
     Fund Sales (Purchases), Net             356,505          417,329           78,827
                                    ----------------  ---------------  ---------------
Net Assets & Liabilities            $    186,129,645  $    78,190,690  $    28,635,647
                                    ================  ===============  ===============
Contract Owner Reserves and
  Capital Surplus:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable
     Contract Loans -Partial
     Withdrawals with Right of
     Reinvestment)                  $    186,050,431  $    78,190,690  $    25,873,345
   Reserves For Annuity Contracts
     On Benefit                               79,214               --               --
                                    ----------------  ---------------  ---------------
Total Contract Owner Reserves            186,129,645       78,190,690       25,873,345
   Capital Surplus                                --               --        2,762,302
                                    ----------------  ---------------  ---------------
Total Contract Owner Reserves and
  Capital Surplus                   $    186,129,645  $    78,190,690  $    28,635,647
                                    ================  ===============  ===============
Net Assets Attributable To:
   Accumulation Units Outstanding   $    186,050,431  $    78,190,690  $    25,873,345
   Contracts in Payout
     (Annuitization) Period                   79,214               --               --
   Funds Retained in Separate
     Account A by VALIC                           --               --        2,762,302
                                    ----------------  ---------------  ---------------
Total Net Assets                    $    186,129,645  $    78,190,690  $    28,635,647
                                    ================  ===============  ===============
Total Units Outstanding              153,030,041.629   56,285,849.698   22,478,347.106
                                    ================  ===============  ===============
STATEMENT OF OPERATIONS For the
Year Ended December 31, 2006
-------------------------------
Investment Income:
   Dividends From Mutual Funds      $             --  $     1,399,963  $       271,979
Expenses:
   Mortality And Expense Risk
     Charge                                1,789,335        1,362,617          141,632
   Reimbursements Of Expenses                     --               --               --
                                    ----------------  ---------------  ---------------
Net Investment Income (Loss)        $     (1,789,335) $        37,346  $       130,347
                                    ----------------  ---------------  ---------------
Net Realized Gains (Losses) On
  Investments:
   Net Realized Gains (Losses) on
     Sale of Fund Shares            $      9,497,479  $     9,788,170  $       187,037
   Realized Gain Distributions
     From Mutual Funds                    22,515,980       10,162,766               --
                                    ----------------  ---------------  ---------------
Net Realized Gains (Losses)               32,013,459       19,950,936          187,037
                                    ----------------  ---------------  ---------------
Net Change in Unrealized
  Appreciation (Depreciation)
  During The Period                      (17,594,711)      (4,512,867)       2,978,524
                                    ----------------  ---------------  ---------------
Increase (Decrease) In Net Assets
  From Operations                   $     12,629,413  $    15,475,415  $     3,295,908
                                    ================  ===============  ===============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company


                      Statement of Assets and Liabilities
                            Statement of Operations
                                  (Continued)


                                        VALIC Company I   VALIC Company I    VALIC Company I     VALIC Company I
                                        Large Cap Core  Inflation Protected  VALIC Ultra Fund     Large Capital
                                             Fund              Fund                Fund            Growth Fund
                                        --------------- ------------------- ------------------  ----------------
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2006                   Division 76       Division 77        Division 78         Division 79
-----------------------------------     --------------- ------------------- ------------------  ----------------
Assets and Liabilities:
   Investments in Shares Of Mutual
     Funds, at Fair Value               $   101,149,373   $    16,158,191   $    1,057,785,529  $    581,819,441
   Balance Due From (To) VALIC
     General Account, Net                        19,350             8,362             (755,291)         (417,073)
   Receivable (Payable) For Mutual
     Fund Sales (Purchases), Net                292,183            (4,416)           5,117,664         2,804,967
                                        ---------------   ---------------   ------------------  ----------------
Net Assets & Liabilities                $   101,460,906   $    16,162,137   $    1,062,147,902  $    584,207,335
                                        ===============   ===============   ==================  ================
Contract Owner Reserves and
  Capital Surplus:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable
       Contract Loans - Partial
         Withdrawals with Right of
         Reinvestment)                  $   101,460,906   $    11,259,738   $    1,061,779,000  $    584,075,603
   Reserves For Annuity Contracts
     On Benefit                                      --                --              368,902           131,732
                                        ---------------   ---------------   ------------------  ----------------
Total Contract Owner Reserves               101,460,906        11,259,738        1,062,147,902       584,207,335
   Capital Surplus                                   --         4,902,399                   --                --
                                        ---------------   ---------------   ------------------  ----------------
Total Contract Owner Reserves and
  Capital Surplus                       $   101,460,906   $    16,162,137   $    1,062,147,902  $    584,207,335
                                        ===============   ===============   ==================  ================
Net Assets Attributable To:
   Accumulation Units Outstanding       $   101,460,906   $    11,259,738   $    1,061,779,000  $    584,075,603
   Contracts in Payout
     (Annuitization) Period                          --                --              368,902           131,732
   Funds Retained in Separate
     Account A by VALIC                              --         4,902,399                   --                --
                                        ---------------   ---------------   ------------------  ----------------
Total Net Assets                        $   101,460,906   $    16,162,137   $    1,062,147,902  $    584,207,335
                                        ===============   ===============   ==================  ================
Total Units Outstanding                  92,451,762.233    11,129,795.428    1,133,942,037.816   524,431,567.221
                                        ===============   ===============   ==================  ================
STATEMENT OF OPERATIONS For the
Year Ended December 31, 2006
-------------------------------
Investment Income:
   Dividends From Mutual Funds          $       927,751   $       545,426   $          127,637  $      1,326,103
Expenses:
   Mortality And Expense Risk
     Charge                                     758,099           111,625            6,235,965         3,259,297
   Reimbursements Of Expenses                        --                --                   --                --
                                        ---------------   ---------------   ------------------  ----------------
Net Investment Income (Loss)            $       169,652   $       433,801   $       (6,108,328) $     (1,933,194)
                                        ---------------   ---------------   ------------------  ----------------
Net Realized Gains (Losses) On
  Investments:
   Net Realized Gains (Losses) on
     Sale of Fund Shares                $       239,745   $      (216,367)  $       (6,569,770) $      1,814,508
   Realized Gain Distributions
     From Mutual Funds                               --                --                   --                --
                                        ---------------   ---------------   ------------------  ----------------
Net Realized Gains (Losses)                     239,745          (216,367)          (6,569,770)        1,814,508
                                        ---------------   ---------------   ------------------  ----------------
Net Change in Unrealized
  Appreciation (Depreciation)
  During The Period                           7,344,741          (273,565)          19,816,216        37,115,069
                                        ---------------   ---------------   ------------------  ----------------
Increase (Decrease) In Net Assets
  From Operations                       $     7,754,138   $       (56,131)  $        7,138,118  $     36,996,383
                                        ===============   ===============   ==================  ================

                                         AIG SunAmerica   AIG SunAmerica  AIG SunAmerica
                                           2010 High        2015 High       2020 High
                                         Watermark Fund   Watermark Fund  Watermark Fund
                                              Fund             Fund            Fund
                                        ---------------  ---------------  --------------
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2006                   Division 80      Division 81     Division 82
-----------------------------------     ---------------  ---------------  --------------
Assets and Liabilities:
   Investments in Shares Of Mutual
     Funds, at Fair Value               $    27,502,122  $    25,642,136  $   10,771,550
   Balance Due From (To) VALIC
     General Account, Net                       (82,637)         (50,839)        (27,464)
   Receivable (Payable) For Mutual
     Fund Sales (Purchases), Net                 80,801           84,339          26,423
                                        ---------------  ---------------  --------------
Net Assets & Liabilities                $    27,500,286  $    25,675,636  $   10,770,509
                                        ===============  ===============  ==============
Contract Owner Reserves and
  Capital Surplus:
   Reserves For Redeemable Annuity
     Contracts (Net of Applicable
       Contract Loans - Partial
         Withdrawals with Right of
         Reinvestment)                  $    27,500,286  $    25,675,636  $   10,770,509
   Reserves For Annuity Contracts
     On Benefit                                      --               --              --
                                        ---------------  ---------------  --------------
Total Contract Owner Reserves                27,500,286       25,675,636      10,770,509
   Capital Surplus                                   --               --              --
                                        ---------------  ---------------  --------------
Total Contract Owner Reserves and
  Capital Surplus                       $    27,500,286  $    25,675,636  $   10,770,509
                                        ===============  ===============  ==============
Net Assets Attributable To:
   Accumulation Units Outstanding       $    27,500,286  $    25,675,636  $   10,770,509
   Contracts in Payout
     (Annuitization) Period                          --               --              --
   Funds Retained in Separate
     Account A by VALIC                              --               --              --
                                        ---------------  ---------------  --------------
Total Net Assets                        $    27,500,286  $    25,675,636  $   10,770,509
                                        ===============  ===============  ==============
Total Units Outstanding                  25,876,834.323   22,808,857.866   9,426,298.812
                                        ===============  ===============  ==============
STATEMENT OF OPERATIONS For the
Year Ended December 31, 2006
-------------------------------
Investment Income:
   Dividends From Mutual Funds          $       881,991  $       793,667  $      336,437
Expenses:
   Mortality And Expense Risk
     Charge                                     279,724          240,493          96,711
   Reimbursements Of Expenses                        --               --              --
                                        ---------------  ---------------  --------------
Net Investment Income (Loss)            $       602,267  $       553,174  $      239,726
                                        ---------------  ---------------  --------------
Net Realized Gains (Losses) On
  Investments:
   Net Realized Gains (Losses) on
     Sale of Fund Shares                $       159,309  $       205,699  $       67,836
   Realized Gain Distributions
     From Mutual Funds                        1,122,860        1,632,226         753,553
                                        ---------------  ---------------  --------------
Net Realized Gains (Losses)                   1,282,169        1,837,925         821,389
                                        ---------------  ---------------  --------------
Net Change in Unrealized
  Appreciation (Depreciation)
  During The Period                            (418,952)        (268,956)       (140,001)
                                        ---------------  ---------------  --------------
Increase (Decrease) In Net Assets
  From Operations                       $     1,465,484  $     2,122,143  $      921,114
                                        ===============  ===============  ==============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                      Statement of Assets and Liabilities
                            Statement of Operations
                                  (Continued)

                                                                                    VALIC Company I
                            VALIC Company I   VALIC Company I    VALIC Company I       Small Cap
                           Mid Cap Strategic Small Cap Special Small Cap Strategic Aggressive Grwoth  VALIC Company I
                              Growth Fund       Values Fund        Growth Fund           Fund        Global Equity Fund
                           ----------------- ----------------- ------------------- ----------------- ------------------
STATEMENT OF ASSETS AND
LIABILITIES As of
December 31, 2006             Division 83       Division 84        Division 85        Division 86       Division 87
-----------------------    ----------------- ----------------- ------------------- ----------------- ------------------
Assets and Liabilities:
   Investments in Shares
     Of Mutual Funds, at
     Fair Value            $    307,167,613  $    376,053,962   $    166,682,512    $    49,518,532   $    430,265,974
   Balance Due From (To)
     VALIC General
     Account, Net                  (449,479)         (313,713)          (142,735)           (58,881)          (215,485)
   Receivable (Payable)
     For Mutual Fund
     Sales (Purchases),
     Net                          1,503,892         2,335,813          1,197,649            128,950          1,878,545
                           ----------------  ----------------   ----------------    ---------------   ----------------
Net Assets & Liabilities   $    308,222,026  $    378,076,062   $    167,737,426    $    49,588,601   $    431,929,034
                           ================  ================   ================    ===============   ================
Contract Owner Reserves
  and Capital Surplus:
   Reserves For
     Redeemable Annuity
     Contracts (Net of
     Applicable Contract
     Loans -Partial
     Withdrawals with
     Right of
     Reinvestment)         $    308,140,392  $    377,658,992   $    167,723,424    $    49,586,721   $    431,779,176
   Reserves For Annuity
     Contracts On Benefit            81,634           417,070             14,002              1,880            149,858
                           ----------------  ----------------   ----------------    ---------------   ----------------
Total Contract Owner
  Reserves                      308,222,026       378,076,062        167,737,426         49,588,601        431,929,034
   Capital Surplus                       --                --                 --                 --                 --
                           ----------------  ----------------   ----------------    ---------------   ----------------
Total Contract Owner
  Reserves and Capital
  Surplus                  $    308,222,026  $    378,076,062   $    167,737,426    $    49,588,601   $    431,929,034
                           ================  ================   ================    ===============   ================
Net Assets Attributable
  To:
   Accumulation Units
     Outstanding           $    308,140,392  $    377,658,992   $    167,723,424    $    49,586,721   $    431,779,176
   Contracts in Payout
     (Annuitization)
     Period                          81,634           417,070             14,002              1,880            149,858
   Funds Retained in
     Separate Account A
     by VALIC                            --                --                 --                 --                 --
                           ----------------  ----------------   ----------------    ---------------   ----------------
Total Net Assets           $    308,222,026  $    378,076,062   $    167,737,426    $    49,588,601   $    431,929,034
                           ================  ================   ================    ===============   ================
Total Units Outstanding     259,327,122.158   325,756,790.103    159,121,567.870     48,733,069.319    354,730,198.451
                           ================  ================   ================    ===============   ================
STATEMENT OF OPERATIONS
For the Year Ended
December 31, 2006
-----------------------
Investment Income:
   Dividends From Mutual
     Funds                 $        147,310  $      2,077,094   $             --    $            --   $      5,379,917
Expenses:
   Mortality And Expense
     Risk Charge                  1,823,734         2,069,452            988,460            290,923          2,299,252
   Reimbursements Of
     Expenses                            --                --                 --                 --                 --
                           ----------------  ----------------   ----------------    ---------------   ----------------
Net Investment Income
  (Loss)                   $     (1,676,424) $          7,642   $       (988,460)   $      (290,923)  $      3,080,665
                           ----------------  ----------------   ----------------    ---------------   ----------------
Net Realized Gains
  (Losses) On
  Investments:
   Net Realized Gains
     (Losses) on Sale of
     Fund Shares           $     (1,525,355) $        147,457   $     (1,581,064)   $    (1,035,307)  $      2,066,747
   Realized Gain
     Distributions From
     Mutual Funds                        --         1,468,674                 --             52,480            160,640
                           ----------------  ----------------   ----------------    ---------------   ----------------
Net Realized Gains
  (Losses)                       (1,525,355)        1,616,131         (1,581,064)          (982,827)         2,227,387
                           ----------------  ----------------   ----------------    ---------------   ----------------
Net Change in Unrealized
  Appreciation
  (Depreciation) During
  The Period                      5,391,674        27,746,339          3,763,585             48,374         44,356,845
                           ----------------  ----------------   ----------------    ---------------   ----------------
Increase (Decrease) In
  Net Assets From
  Operations               $      2,189,895  $     29,370,112   $      1,194,061    $    (1,225,376)  $     49,664,897
                           ================  ================   ================    ===============   ================

                           VALIC Company I
                           Global Strategy   VALIC Company I
                                Fund        Foreign Value Fund
                           ---------------- ------------------
STATEMENT OF ASSETS AND
LIABILITIES As of
December 31, 2006            Division 88       Division 89
-----------------------    ---------------- ------------------
Assets and Liabilities:
   Investments in Shares
     Of Mutual Funds, at
     Fair Value            $    442,017,998  $    841,622,272
   Balance Due From (To)
     VALIC General
     Account, Net                    50,489         1,023,214
   Receivable (Payable)
     For Mutual Fund
     Sales (Purchases),
     Net                          1,753,794         3,211,139
                           ----------------  ----------------
Net Assets & Liabilities   $    443,822,281  $    845,856,625
                           ================  ================
Contract Owner Reserves
  and Capital Surplus:
   Reserves For
     Redeemable Annuity
     Contracts (Net of
     Applicable Contract
     Loans -Partial
     Withdrawals with
     Right of
     Reinvestment)         $    443,312,813  $    845,673,930
   Reserves For Annuity
     Contracts On Benefit           509,468           182,695
                           ----------------  ----------------
Total Contract Owner
  Reserves                      443,822,281       845,856,625
   Capital Surplus                       --                --
                           ----------------  ----------------
Total Contract Owner
  Reserves and Capital
  Surplus                  $    443,822,281  $    845,856,625
                           ================  ================
Net Assets Attributable
  To:
   Accumulation Units
     Outstanding           $    443,312,813  $    845,673,930
   Contracts in Payout
     (Annuitization)
     Period                         509,468           182,695
   Funds Retained in
     Separate Account A
     by VALIC                            --                --
                           ----------------  ----------------
Total Net Assets           $    443,822,281  $    845,856,625
                           ================  ================
Total Units Outstanding     364,752,374.973   692,138,998.988
                           ================  ================
STATEMENT OF OPERATIONS
For the Year Ended
December 31, 2006
-----------------------
Investment Income:
   Dividends From Mutual
     Funds                 $      5,948,788  $      8,750,042
Expenses:
   Mortality And Expense
     Risk Charge                  2,359,980         4,162,431
   Reimbursements Of
     Expenses                            --                --
                           ----------------  ----------------
Net Investment Income
  (Loss)                   $      3,588,808  $      4,587,611
                           ----------------  ----------------
Net Realized Gains
  (Losses) On
  Investments:
   Net Realized Gains
     (Losses) on Sale of
     Fund Shares           $      2,106,154  $      2,333,063
   Realized Gain
     Distributions From
     Mutual Funds                 1,586,148            26,891
                           ----------------  ----------------
Net Realized Gains
  (Losses)                        3,692,302         2,359,954
                           ----------------  ----------------
Net Change in Unrealized
  Appreciation
  (Depreciation) During
  The Period                     38,168,310        87,396,743
                           ----------------  ----------------
Increase (Decrease) In
  Net Assets From
  Operations               $     45,449,420  $     94,344,308
                           ================  ================

--------
/(1)/ Funds were closed as of May 29, 2006

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                       Schedule of Portfolio Investments
                               December 31, 2006

                                                                           Net Asset      Net Asset
Underlying Fund                                Division     Shares      Value Per Share     Value           Cost
---------------                                -------- --------------- --------------- -------------- --------------
VALIC Company I Capital Conservation Fund          1        334,657.011     $ 9.77      $    3,269,599 $    3,201,577
VALIC Company I Money Market I Fund                2      1,488,218.000       1.00           1,488,218      1,488,219
VALIC Company I Mid Cap Index Fund                 4    109,779,250.258      23.28       2,555,660,946  2,215,442,648
VALIC Company I Asset Allocation Fund              5     14,996,635.683      11.35         170,211,815    182,514,468
VALIC Company I Money Market I Fund                6    384,271,096.000       1.00         384,271,096    384,271,094
VALIC Company I Capital Conservation Fund          7     21,197,777.175       9.77         207,102,283    202,449,611
VALIC Company I Government Securities Fund         8      9,914,668.259      10.05          99,642,416    102,866,017
VALIC Company I Stock Index Fund                 10A      6,369,778.745      36.65         233,452,391    171,280,685
VALIC Company I Stock Index Fund                 10B        537,412.224      36.65          19,696,158     14,315,744
VALIC Company I Stock Index Fund                 10C    127,245,946.194      36.65       4,663,563,928  3,604,018,437
VALIC Company I Stock Index Fund                 10D        733,627.367      36.65          26,887,443     20,637,762
VALIC Company I International Equities Fund       11     89,988,890.319      10.33         929,585,237    767,148,673
VALIC Company I Social Awareness Fund             12     19,040,109.650      22.28         424,213,643    369,054,202
VALIC Company I International Government Bond
  Fund                                            13     11,437,683.697      11.90         136,108,436    146,004,413
VALIC Company I Small Cap Index Fund              14     62,497,473.930      17.99       1,124,329,556    956,395,842
VALIC Company I Core Equity Fund                  15     31,974,654.565      14.24         455,319,081    450,279,022
VALIC Company I Growth & Income Fund              16      8,428,417.341      16.32         137,551,771    123,826,398
VALIC Company I Science & Technology Fund         17     78,607,590.392      12.49         981,808,804  1,295,824,825
VALIC Company I Small Cap Fund                    18     46,145,671.980      12.17         561,592,828    459,021,395
VALIC Company I International Growth I Fund       20     51,629,107.935      11.72         605,093,145    455,488,955
VALIC Company I Core Value Fund                   21     20,363,692.935      11.89         242,124,309    193,201,415
Vanguard LT Corporate Fund                        22     24,278,312.108       9.25         224,574,387    225,622,172
Vanguard LT Treasury Fund                         23     25,727,047.170      11.13         286,342,035    295,392,863
Vanguard Windsor II Fund                          24     52,881,655.799      34.75       1,837,637,539  1,511,540,218
Vanguard Wellington Fund                          25     47,005,215.479      32.43       1,524,379,138  1,371,820,200
VALIC Company II International Growth II Fund     33     31,565,694.848      18.05         569,760,792    511,468,057
VALIC Company II Small Cap Growth Fund            35      3,461,186.982      13.75          47,591,321     41,281,901
VALIC Company II Small Cap Value Fund             36     10,454,702.790      15.41         161,106,970    152,617,586
VALIC Company II Mid Cap Growth Fund              37      7,249,277.791       8.42          61,038,919     49,113,586
VALIC Company II Mid Cap Value Fund               38     22,184,377.909      18.56         411,742,054    372,673,194
VALIC Company II Capital Appreciation Fund        39        973,006.392       9.70           9,438,162      8,377,858
VALIC Company II Large Cap Value Fund             40     19,663,738.193      15.16         298,102,271    284,608,383
VALIC Company II Socially Responsible Fund        41     38,204,556.732      12.85         490,928,554    457,679,319
VALIC Company II Money Market II Fund             44    225,165,269.000       1.00         225,165,269    225,165,289
VALIC Company I Nasdaq-100(R) Index Fund          46     16,459,328.395       4.86          79,992,336     70,680,777
VALIC Company II Aggressive Growth Lifestyle
  Fund                                            48      5,571,152.207      11.78          65,628,173     58,747,556
VALIC Company II Moderate Growth Lifestyle
  Fund                                            49      7,843,125.142      12.29          96,392,008     90,337,412
VALIC Company II Conservative Growth Lifestyle
  Fund                                            50      3,628,813.729      10.78          39,118,612     37,737,397
Vanguard LifeStrategy Growth Fund                 52      4,568,027.608      23.87         109,038,819     89,414,215
Vanguard LifeStrategy Moderate Growth Fund        53      5,995,818.271      20.36         122,074,860    105,378,533
Vanguard LifeStrategy Conservative Growth Fund    54      2,736,001.145      16.59          45,390,259     41,364,009
VALIC Company II Core Bond Fund                   58      8,636,095.518      10.04          86,706,399     86,487,231
VALIC Company II Strategic Bond Fund              59     20,183,939.733      11.25         227,069,322    221,984,950
VALIC Company II High Yield Bond Fund             60     13,513,310.769       9.10         122,971,128    120,269,985
Ariel Fund                                        68     10,020,549.971      51.81         519,164,694    480,896,306
Ariel Appreciation Fund                           69      8,027,769.398      48.33         387,982,095    332,591,601
Lou Holland Growth Fund                           70      2,816,228.794      18.65          52,522,667     49,783,744
VALIC Company I Blue Chip Growth Fund             72      9,118,038.634       9.81          89,447,959     77,437,255
VALIC Company I Health Sciences Fund              73     17,907,512.235      10.38         185,879,977    175,913,599
VALIC Company I Value Fund                        74      6,676,965.783      11.69          78,053,730     80,699,102


  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                 Schedule of Portfolio Investments (Continued)
                               December 31, 2006

                                                                            Net Asset      Net Asset
Underlying Fund                                 Division     Shares      Value Per Share     Value         Cost
---------------                                 -------- --------------- --------------- ------------- -------------
VALIC Company I Broad Cap Value Fund               75      2,484,708.087      11.50         28,574,143    25,608,134
VALIC Company I Large Cap Core Fund                76      9,212,146.903      10.98        101,149,373    93,842,165
VALIC Company I Inflation Protected Fund           77      1,695,507.975       9.53         16,158,191    16,776,988
VALIC Company I VALIC Ultra Fund                   78    111,816,652.114       9.46      1,057,785,529 1,038,021,811
VALIC Company I Large Capital Growth Fund          79     51,442,921.397      11.31        581,819,441   544,134,511
AIG SunAmerica 2010 High Watermark Fund            80      2,720,289.021      10.11         27,502,122    28,142,062
AIG SunAmerica 2015 High Watermark Fund            81      2,363,330.507      10.85         25,642,136    25,858,575
AIG SunAmerica 2020 High Watermark Fund            82        973,919.530      11.06         10,771,550    10,847,196
VALIC Company I Mid Cap Strategic Growth Fund      83     25,364,790.504      12.11        307,167,613   300,355,745
VALIC Company I Small Cap Special Values Fund      84     32,446,416.048      11.59        376,053,962   348,397,654
VALIC Company I Small Cap Strategic Growth Fund    85     15,650,940.094      10.65        166,682,512   162,928,927
VALIC Company I Small Cap Aggressive Growth
  Fund                                             86      4,821,668.160      10.27         49,518,532    49,517,661
VALIC Company I Global Equity Fund                 87     35,471,226.216      12.13        430,265,974   385,904,148
VALIC Company I Global Strategy Fund               88     36,651,575.290      12.06        442,017,998   403,784,680
VALIC Company I Foreign Value Fund                 89     68,928,933.006      12.21        841,622,272   754,200,529

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                      Statements of Changes in Net Assets

                                           VALIC Company I Capital    VALIC Company I Capital     VALIC Company I Money
                                              Conservation Fund          Conservation Fund         Market I Fund Fund
                                          ------------------------  --------------------------  ------------------------
                                                 Division 1                 Division 7                 Division 2
                                          ------------------------  --------------------------  ------------------------
                                          For The Year For The Year For The Year  For The Year  For The Year For The Year
                                             Ended        Ended        Ended         Ended         Ended        Ended
                                          December 31, December 31, December 31,  December 31,  December 31, December 31,
                                              2006         2005         2006          2005          2006         2005
                                          ------------ ------------ ------------  ------------  ------------ ------------
Operations:
   Net Investment Income (Loss)            $   16,386   $  117,891  $  1,494,114  $  2,837,348   $   55,164   $   31,359
   Net Realized Gains (Losses) From
     Securities Transactions                    7,480       13,215      (294,696)       12,514           --           --
   Net Change In Unrealized Appreciation
     (Depreciation) During The Period          87,536     (104,070)    6,386,402    (2,158,503)          --           --
                                           ----------   ----------  ------------  ------------   ----------   ----------
Increase (Decrease) In Net Assets From
  Operations                                  111,402       27,036     7,585,820       691,359       55,164       31,359
                                           ----------   ----------  ------------  ------------   ----------   ----------
Principal Transactions:
   Purchase Payments                           49,336       50,201    17,990,011     7,791,175       23,287       58,204
   Surrenders Of Accumulation Units By
     Terminations And Withdrawals,           (335,792)    (454,101)  (17,556,506)   (7,235,364)    (107,548)    (246,410)
   Annuity Benefit Payments                        --           --        (3,774)           --           --           --
   Amounts Transferred From (To) Other
     Divisions Or VALIC General
     Account, Net                             (23,941)     (49,871)   89,944,033    26,183,039     (260,536)     132,125
   Contract Maintenance Charge                 (2,488)      (3,125)      (41,179)      (20,356)        (910)      (1,280)
   Return Of Capital To VALIC                      --           --            --            --           --           --
   Capital Contributed By VALIC                    --           --            --            --           --           --
                                           ----------   ----------  ------------  ------------   ----------   ----------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions                            (312,885)    (456,896)   90,332,585    26,718,494     (345,707)     (57,361)
                                           ----------   ----------  ------------  ------------   ----------   ----------
Total Increase (Decrease) In Net Assets      (201,483)    (429,860)   97,918,405    27,409,853     (290,543)     (26,002)
Net Assets:
Beginning Of Period                         3,470,462    3,900,322   110,284,587    82,874,734    1,778,432    1,804,434
                                           ----------   ----------  ------------  ------------   ----------   ----------
End Of Period                              $3,268,979   $3,470,462  $208,202,992  $110,284,587   $1,487,889   $1,778,432
                                           ==========   ==========  ============  ============   ==========   ==========

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                 VALIC Company I Money Market  VALIC Company I Mid Cap Index     VALIC Company I Asset
                                         I Fund Fund                       Fund                     Allocation Fund
                                 --------------------------   ------------------------------  --------------------------
                                         Division 6                     Division 4                    Division 5
                                 --------------------------   ------------------------------  --------------------------
                                 For The Year   For The Year   For The Year    For The Year   For The Year  For The Year
                                    Ended          Ended          Ended           Ended          Ended         Ended
                                 December 31,   December 31,   December 31,    December 31,   December 31,  December 31,
                                     2006           2005           2006            2005           2006          2005
                                 ------------   ------------  --------------  --------------  ------------  ------------
Operations:
   Net Investment Income
     (Loss)                      $ 12,756,778   $  5,875,836  $  (10,803,682) $    1,077,392  $  1,039,546  $  2,639,481
   Net Realized Gains (Losses)
     From Securities
     Transactions                          --             --     227,793,618     113,115,639    21,441,805    11,035,211
   Net Change In Unrealized
     Appreciation
     (Depreciation) During
     The Period                            --             --     (12,935,319)     96,070,711    (5,535,221)   (9,239,145)
                                 ------------   ------------  --------------  --------------  ------------  ------------
Increase (Decrease) In Net
  Assets From Operations           12,756,778      5,875,836     204,054,617     210,263,742    16,946,130     4,435,547
                                 ------------   ------------  --------------  --------------  ------------  ------------
Principal Transactions:
   Purchase Payments              149,831,054    150,573,573     262,687,250     220,925,933     8,979,050    11,097,936
   Surrenders Of
     Accumulation Units By
     Terminations And
     Withdrawals,                 (65,131,463)   (56,501,634)   (206,597,118)   (130,247,560)  (15,262,520)  (15,090,654)
   Annuity Benefit Payments            (1,431)        (1,824)       (108,683)        (95,469)      (23,691)      (23,118)
   Amounts Transferred From
     (To) Other Divisions Or
     VALIC General Account,
     Net                          (47,839,929)   (95,583,537)    115,668,270      73,536,982   (11,474,223)  (28,104,223)
   Contract Maintenance
     Charge                          (170,070)      (150,723)       (476,260)       (462,120)      (41,239)      (49,931)
   Return Of Capital To
     VALIC                                 --             --              --              --            --            --
   Capital Contributed By
     VALIC                                 --             --              --              --            --            --
                                 ------------   ------------  --------------  --------------  ------------  ------------
   Increase (Decrease) In Net
     Assets Resulting From
     Principal Transactions        36,688,161     (1,664,145)    171,173,459     163,657,766   (17,822,623)  (32,169,990)
                                 ------------   ------------  --------------  --------------  ------------  ------------
Total Increase (Decrease) In Net
  Assets                           49,444,939      4,211,691     375,228,076     373,921,508      (876,493)  (27,734,443)
Net Assets:
Beginning Of Period               335,949,211    331,737,520   2,188,170,463   1,814,248,955   171,441,442   199,175,885
                                 ------------   ------------  --------------  --------------  ------------  ------------
End Of Period                    $385,394,150   $335,949,211  $2,563,398,539  $2,188,170,463  $170,564,949  $171,441,442
                                 ============   ============  ==============  ==============  ============  ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                        VALIC Company I Government        VALIC Company I       VALIC Company I Stock Index
                                              Securities Fund            Stock Index Fund                 Fund
                                        --------------------------  --------------------------  --------------------------
                                                Division 8                 Division 10A               Division 10B
                                        --------------------------  --------------------------  --------------------------
                                        For The Year  For The Year  For The Year  For The Year  For The Year  For The Year
                                           Ended         Ended         Ended         Ended         Ended         Ended
                                        December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
                                            2006          2005          2006          2005          2006          2005
                                        ------------  ------------  ------------  ------------  ------------  ------------
Operations:
   Net Investment Income (Loss)         $  1,341,672  $  2,934,479  $   (401,689) $  1,220,569  $    83,764   $   222,177
   Net Realized Gains (Losses) From
     Securities Transactions              (1,406,947)   (1,470,638)   17,985,650    11,944,053    1,449,521     1,145,180
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period                     2,047,737       441,879    13,387,223    (5,074,268)   1,159,486      (552,507)
                                        ------------  ------------  ------------  ------------  -----------   -----------
Increase (Decrease) In Net Assets From
  Operations                               1,982,462     1,905,720    30,971,184     8,090,354    2,692,771       814,850
                                        ------------  ------------  ------------  ------------  -----------   -----------
Principal Transactions:
   Purchase Payments                       8,045,093     9,330,248     3,243,786       139,262      212,978      (724,788)
   Surrenders Of Accumulation Units
     By Terminations And
     Withdrawals,                        (10,741,555)  (11,014,586)  (32,295,987)  (23,867,786)  (2,679,134)   (2,074,738)
   Annuity Benefit Payments                  (36,697)      (34,816)     (711,392)     (730,207)    (103,715)     (110,611)
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net                (12,799,285)  (11,595,706)   (4,799,653)   (3,525,141)    (225,380)     (154,199)
   Contract Maintenance Charge               (31,152)      (38,323)           --            --           --            --
   Return Of Capital To VALIC                     --            --            --            --           --            --
   Capital Contributed By VALIC                   --            --            --            --           --            --
                                        ------------  ------------  ------------  ------------  -----------   -----------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions                        (15,563,596)  (13,353,183)  (34,563,246)  (27,983,872)  (2,795,251)   (3,064,336)
                                        ------------  ------------  ------------  ------------  -----------   -----------
Total Increase (Decrease) In Net Assets  (13,581,134)  (11,447,463)   (3,592,062)  (19,893,518)    (102,480)   (2,249,486)
Net Assets:
Beginning Of Period                      113,486,871   124,934,334   236,945,996   256,839,514   19,801,075    22,050,561
                                        ------------  ------------  ------------  ------------  -----------   -----------
End Of Period                           $ 99,905,737  $113,486,871  $233,353,934  $236,945,996  $19,698,595   $19,801,075
                                        ============  ============  ============  ============  ===========   ===========

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                       VALIC Company I Stock        VALIC Company I Stock   VALIC Company I International
                                            Index Fund                   Index Fund                Equities Fund
                                  ------------------------------  ------------------------  ----------------------------
                                           Division 10C                 Division 10D                Division 11
                                  ------------------------------  ------------------------  ----------------------------
                                   For The Year    For The Year   For The Year For The Year For The Year   For The Year
                                      Ended           Ended          Ended        Ended        Ended          Ended
                                   December 31,    December 31,   December 31, December 31, December 31,   December 31,
                                       2006            2005           2006         2005         2006           2005
                                  --------------  --------------  ------------ ------------ ------------   ------------
Operations:
   Net Investment Income (Loss)   $   (3,812,731) $   21,640,091  $   (39,161) $   136,410  $  5,955,165   $  4,377,732
   Net Realized Gains (Losses)
     From Securities
     Transactions                    279,275,618     154,818,143    1,560,700    1,282,488   101,458,565     28,547,158
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period               316,707,049     (34,392,638)   1,946,592     (533,216)   49,901,553     58,940,631
                                  --------------  --------------  -----------  -----------  ------------   ------------
Increase (Decrease) In Net Assets
  From Operations                    592,169,936     142,065,596    3,468,131      885,682   157,315,283     91,865,521
                                  --------------  --------------  -----------  -----------  ------------   ------------
Principal Transactions:
   Purchase Payments                 395,665,871     365,198,197      340,614       (9,494)  139,625,911    106,995,327
   Surrenders Of Accumulation
     Units By Terminations And
     Withdrawals,                   (385,073,637)   (314,794,586)  (2,044,026)  (3,036,799)  (49,731,155)   (29,635,522)
   Annuity Benefit Payments             (342,050)       (343,086)     (14,731)     (14,000)      (17,224)       (12,998)
   Amounts Transferred From
     (To) Other Divisions Or
     VALIC General Account,
     Net                            (121,876,724)    (27,178,098)    (887,470)  (1,039,660)   34,629,546    103,364,065
   Contract Maintenance Charge        (1,054,582)     (1,161,588)      (8,395)     (11,228)     (150,848)      (117,105)
   Return Of Capital To VALIC                 --              --           --           --            --             --
   Capital Contributed By
     VALIC                                    --              --           --           --            --             --
                                  --------------  --------------  -----------  -----------  ------------   ------------
   Increase (Decrease) In Net
     Assets Resulting From
     Principal Transactions         (112,681,122)     21,720,839   (2,614,008)  (4,111,181)  124,356,230    180,593,767
                                  --------------  --------------  -----------  -----------  ------------   ------------
Total Increase (Decrease) In Net
  Assets                             479,488,814     163,786,435      854,123   (3,225,499)  281,671,513    272,459,288
Net Assets:
Beginning Of Period                4,197,334,815   4,033,548,380   26,030,923   29,256,422   650,312,593    377,853,305
                                  --------------  --------------  -----------  -----------  ------------   ------------
End Of Period                     $4,676,823,629  $4,197,334,815  $26,885,046  $26,030,923  $931,984,106   $650,312,593
                                  ==============  ==============  ===========  ===========  ============   ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company


                Statements of Changes in Net Assets (Continued)

                                               VALIC Company I             VALIC Company I              VALIC Company I
                                            Social Awareness Fund    Int'l Government Bond Fund      Small Cap Index Fund
                                         --------------------------  --------------------------  ----------------------------
                                                 Division 12                 Division 13                  Division 14
                                         --------------------------  --------------------------  ----------------------------
                                           For The       For The       For The       For The        For The        For The
                                          Year Ended    Year Ended    Year Ended    Year Ended     Year Ended     Year Ended
                                         December 31,  December 31,  December 31,  December 31,   December 31,   December 31,
                                             2006          2005          2006          2005           2006           2005
                                         ------------  ------------  ------------  ------------  --------------  ------------
Operations:
   Net Investment Income (Loss)          $   (890,311) $    845,436  $  4,232,306  $  4,420,802  $   (5,651,000) $    (93,566)
   Net Realized Gains (Losses) From
     Securities Transactions               25,750,531       624,380     3,919,126    13,000,094      89,153,032    41,319,587
   Net Change In Unrealized
     Appreciation (Depreciation) During
     The Period                            28,826,473     9,649,605     1,016,351   (19,898,967)     70,581,085    (9,736,097)
                                         ------------  ------------  ------------  ------------  --------------  ------------
Increase (Decrease) In Net Assets From
  Operations                               53,686,693    11,119,421     9,167,783    (2,478,071)    154,083,117    31,489,924
                                         ------------  ------------  ------------  ------------  --------------  ------------
Principal Transactions:
   Purchase Payments                       30,075,559    25,527,795     9,372,025    10,379,229     151,364,317   123,138,950
   Surrenders Of Accumulation Units By
     Terminations And Withdrawals,        (32,512,502)  (28,566,814)  (13,916,910)  (11,301,749)    (69,580,110)  (47,228,009)
   Annuity Benefit Payments                   (18,632)      (19,346)       (4,906)       (4,428)        (35,124)      (29,527)
   Amounts Transferred From (To) Other
     Divisions Or VALIC General
     Account, Net                         (10,617,760)  (38,439,638)  (10,471,160)   (9,818,459)     19,909,489   111,891,605
   Contract Maintenance Charge               (119,737)     (141,387)      (40,098)      (46,761)       (237,073)     (216,281)
   Return Of Capital To VALIC                      --            --            --            --              --            --
   Capital Contributed By VALIC                    --            --            --            --              --            --
                                         ------------  ------------  ------------  ------------  --------------  ------------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions                         (13,193,072)  (41,639,390)  (15,061,049)  (10,792,168)    101,421,499   187,556,738
                                         ------------  ------------  ------------  ------------  --------------  ------------
Total Increase (Decrease) In Net Assets    40,493,621   (30,519,969)   (5,893,266)  (13,270,239)    255,504,616   219,046,662

Net Assets:
Beginning Of Period                       384,904,564   415,424,533   142,378,962   155,649,201     872,385,771   653,339,109
                                         ------------  ------------  ------------  ------------  --------------  ------------
End Of Period                            $425,398,185  $384,904,564  $136,485,696  $142,378,962  $1,127,890,387  $872,385,771
                                         ============  ============  ============  ============  ==============  ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                         VALIC Company I Core Equity   VALIC Company I Growth &      VALIC Company I Science &
                                                     Fund                     Income Fund                 Technology Fund
                                         ---------------------------  --------------------------  ------------------------------
                                                 Division 15                  Division 16                   Division 17
                                         ---------------------------  --------------------------  ------------------------------
                                           For The        For The       For The       For The        For The         For The
                                          Year Ended     Year Ended    Year Ended    Year Ended     Year Ended      Year Ended
                                         December 31,   December 31,  December 31,  December 31,   December 31,    December 31,
                                             2006           2005          2006          2005           2006            2005
                                         ------------  -------------  ------------  ------------  --------------  --------------
Operations:
   Net Investment Income (Loss)          $ (1,517,813) $     371,027  $   (443,496) $    304,732  $   (9,945,077) $  (11,349,217)
   Net Realized Gains (Losses) From
     Securities Transactions               (8,147,788)   (22,869,870)     (237,546)   (2,757,362)   (162,236,402)   (225,667,769)
   Net Change In Unrealized
     Appreciation (Depreciation) During
     The Period                            56,355,483     36,894,200    18,840,545     2,960,791     216,555,410     256,412,844
                                         ------------  -------------  ------------  ------------  --------------  --------------
Increase (Decrease) In Net Assets From
  Operations                               46,689,882     14,395,357    18,159,503       508,161      44,373,931      19,395,858
                                         ------------  -------------  ------------  ------------  --------------  --------------
Principal Transactions:
   Purchase Payments                       20,584,055     19,568,708     6,753,662     6,325,951      72,982,834      84,708,104
   Surrenders Of Accumulation Units By
     Terminations And Withdrawals,        (46,242,972)   (46,621,688)  (15,214,050)  (13,407,705)    (95,400,063)    (95,927,555)
   Annuity Benefit Payments                   (23,673)       (26,781)       (6,962)       (6,919)        (35,301)        (37,259)
   Amounts Transferred From (To) Other
     Divisions Or VALIC General
     Account, Net                         (66,503,223)   (75,465,022)  (14,755,182)  (18,648,113)   (168,880,677)   (212,374,499)
   Contract Maintenance Charge               (153,913)      (184,629)      (38,533)      (46,500)       (502,006)       (603,844)
   Return Of Capital To VALIC                      --             --            --            --              --              --
   Capital Contributed By VALIC                    --             --            --            --              --              --
                                         ------------  -------------  ------------  ------------  --------------  --------------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions                         (92,339,726)  (102,729,412)  (23,261,065)  (25,783,286)   (191,835,213)   (224,235,053)
                                         ------------  -------------  ------------  ------------  --------------  --------------
Total Increase (Decrease) In Net Assets   (45,649,844)   (88,334,055)   (5,101,562)  (25,275,125)   (147,461,282)   (204,839,195)

Net Assets:
Beginning Of Period                       502,008,856    590,342,911   142,991,612   168,266,737   1,131,812,192   1,336,651,387
                                         ------------  -------------  ------------  ------------  --------------  --------------
End Of Period                            $456,359,012  $ 502,008,856  $137,890,050  $142,991,612  $  984,350,910  $1,131,812,192
                                         ============  =============  ============  ============  ==============  ==============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                               VALIC Company I              Templeton Global              VALIC Company I
                                                  Small Cap                 Asset Allocation          International Growth I
                                                     Fund                         Fund                         Fund
                                         ---------------------------  ----------------------------  --------------------------
                                                 Division 18                Division 19 /(3)/               Division 20
                                         ---------------------------  ----------------------------  --------------------------
                                            For The       For The                       For The       For The       For The
                                           Year Ended    Year Ended   For the Period   Year Ended    Year Ended    Year Ended
                                          December 31,  December 31,  January 1, 2006 December 31,  December 31,  December 31,
                                              2006          2005      to May 29, 2006     2005          2006          2005
                                         -------------  ------------  --------------- ------------  ------------  ------------
Operations:
   Net Investment Income (Loss)          $  (5,853,207) $ (6,054,291)  $  (1,995,032) $ 10,531,846  $  4,437,123  $  1,473,178
   Net Realized Gains (Losses) From
     Securities Transactions                77,041,303    21,920,068      72,857,346     5,928,212    16,873,332     3,084,425
   Net Change In Unrealized
     Appreciation (Depreciation) During
     The Period                            (29,366,155)   20,795,265     (39,781,613)   (6,048,581)   92,908,398    41,842,146
                                         -------------  ------------   -------------  ------------  ------------  ------------
Increase (Decrease) In Net Assets From
  Operations                                41,821,941    36,661,042      31,080,701    10,411,477   114,218,853    46,399,749
                                         -------------  ------------   -------------  ------------  ------------  ------------
Principal Transactions:
   Purchase Payments                        21,674,284    26,325,030      17,833,344    47,185,515    33,180,746    19,350,192
   Surrenders Of Accumulation Units By
     Terminations And Withdrawals,         (58,969,313)  (52,966,433)    (14,630,560)  (29,199,226)  (46,038,049)  (32,501,083)
   Annuity Benefit Payments                    (27,389)      (24,305)        (41,958)      (53,522)      (26,584)      (21,707)
   Amounts Transferred From (To) Other
     Divisions Or VALIC General
     Account, Net                          (66,007,731)  (51,945,279)   (433,769,850)   (4,682,260)   93,799,963   (31,300,931)
   Contract Maintenance Charge                (141,954)     (162,579)        (25,930)     (105,918)     (111,202)     (118,949)
   Return Of Capital To VALIC                       --            --              --            --            --            --
   Capital Contributed By VALIC                     --            --              --            --            --            --
                                         -------------  ------------   -------------  ------------  ------------  ------------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions                         (103,472,103)  (78,773,566)   (430,634,954)   13,144,589    80,804,874   (44,592,478)
                                         -------------  ------------   -------------  ------------  ------------  ------------
Total Increase (Decrease) In Net Assets    (61,650,162)  (42,112,524)   (399,554,253)   23,556,066   195,023,727     1,807,271

Net Assets:
Beginning Of Period                        624,235,402   666,347,926     399,554,253   375,998,187   411,313,395   409,506,124
                                         -------------  ------------   -------------  ------------  ------------  ------------
End Of Period                            $ 562,585,240  $624,235,402   $          --  $399,554,253  $606,337,122  $411,313,395
                                         =============  ============   =============  ============  ============  ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                                                              Vanguard
                                               VALIC Company I                  Long-                     Vanguard
                                                 Core Value          Term Investment Grade Fund      Long-Term Treasury
                                                    Fund                        Fund                        Fund
                                         --------------------------  --------------------------  --------------------------
                                                 Division 21                 Division 22                 Division 23
                                         --------------------------  --------------------------  --------------------------
                                           For The       For The       For The       For The       For The       For The
                                          Year Ended    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                         December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
                                             2006          2005          2006          2005          2006          2005
                                         ------------  ------------  ------------  ------------  ------------  ------------
Operations:
   Net Investment Income (Loss)          $   (307,792) $  2,171,564  $ 10,186,040  $  9,184,890  $ 12,124,384  $ 12,328,220
   Net Realized Gains (Losses) From
     Securities Transactions               10,319,759     4,637,454      (314,418)    2,595,434    (1,342,164)    5,404,526
   Net Change In Unrealized
     Appreciation (Depreciation) During
     The Period                            24,463,032     1,117,542    (5,933,036)   (3,588,293)  (10,005,323)   (1,385,653)
                                         ------------  ------------  ------------  ------------  ------------  ------------
Increase (Decrease) In Net Assets From
  Operations                               34,474,999     7,926,560     3,938,586     8,192,031       776,897    16,347,093
                                         ------------  ------------  ------------  ------------  ------------  ------------
Principal Transactions:
   Purchase Payments                       15,131,456     6,164,268    26,076,750    29,484,045    33,642,814    39,309,408
   Surrenders Of Accumulation Units By
     Terminations And Withdrawals,        (22,411,619)  (18,878,621)  (20,941,267)  (18,097,805)  (31,223,172)  (26,224,661)
   Annuity Benefit Payments                    (5,779)       (6,065)       (5,436)       (5,819)       (3,799)       (3,403)
   Amounts Transferred From (To) Other
     Divisions Or VALIC General
     Account, Net                         (10,364,883)  (15,521,080)     (241,042)       10,221   (51,503,082)    9,560,357
   Contract Maintenance Charge                (62,670)      (71,174)      (59,245)      (61,181)      (88,855)     (102,752)
   Return Of Capital To VALIC                      --            --            --            --            --            --
   Capital Contributed By VALIC                    --            --            --            --            --            --
                                         ------------  ------------  ------------  ------------  ------------  ------------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions                         (17,713,495)  (28,312,672)    4,829,760    11,329,461   (49,176,094)   22,538,949
                                         ------------  ------------  ------------  ------------  ------------  ------------
Total Increase (Decrease) In Net Assets    16,761,504   (20,386,112)    8,768,346    19,521,492   (48,399,197)   38,886,042

Net Assets:
Beginning Of Period                       226,563,736   246,949,848   216,520,347   196,998,855   335,724,869   296,838,827
                                         ------------  ------------  ------------  ------------  ------------  ------------
End Of Period                            $243,325,240  $226,563,736  $225,288,693  $216,520,347  $287,325,672  $335,724,869
                                         ============  ============  ============  ============  ============  ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                              Vanguard Windsor II Fund        Vanguard Wellington Fund     Putnam New Opportunities Fund
                           ------------------------------  ------------------------------  -----------------------------
                                     Division 24                     Division 25                 Division 26 /(3)/
                           ------------------------------  ------------------------------  -----------------------------
                              For The         For The         For The         For The                         For The
                             Year Ended      Year Ended      Year Ended      Year Ended    For the Period    Year Ended
                            December 31,    December 31,    December 31,    December 31,   January 1, 2006  December 31,
                                2006            2005            2006            2005       to May 29, 2006      2005
                           --------------  --------------  --------------  --------------  --------------- -------------
Operations:
   Net Investment
     Income (Loss)         $   18,914,886  $   14,344,397  $   26,215,648  $   21,392,069   $  (2,187,782) $  (5,392,951)
   Net Realized Gains
     (Losses) From
     Securities
     Transactions             118,959,901      67,031,116      84,034,217      51,455,746     (45,757,811)   (30,219,756)
   Net Change In
     Unrealized
     Appreciation
     (Depreciation)
     During The Period        126,232,028       2,490,452      68,136,623      (5,729,879)     53,863,406     82,198,186
                           --------------  --------------  --------------  --------------   -------------  -------------
Increase (Decrease) In Net
  Assets From Operations      264,106,815      83,865,965     178,386,488      67,117,936       5,917,813     46,585,479
                           --------------  --------------  --------------  --------------   -------------  -------------
Principal Transactions:
   Purchase Payments          171,787,421     189,174,291     182,851,854     164,875,054       7,369,905     29,270,637
   Surrenders Of
     Accumulation Units
     By Terminations
     And Withdrawals,        (148,798,584)   (117,995,312)   (128,317,809)    (98,631,687)    (20,007,282)   (48,628,267)
   Annuity Benefit
     Payments                     (48,397)        (33,079)        (57,683)        (50,432)         (2,710)        (6,730)
   Amounts Transferred
     From (To) Other
     Divisions Or
     VALIC General
     Account, Net             (36,145,830)     58,068,484       6,005,985       6,091,794    (562,086,823)   (84,814,119)
   Contract Maintenance
     Charge                      (383,326)       (390,393)       (345,613)       (353,387)        (55,963)      (246,003)
   Return Of Capital To
     VALIC                             --              --              --              --              --             --
   Capital Contributed
     By VALIC                          --              --              --              --              --             --
                           --------------  --------------  --------------  --------------   -------------  -------------
   Increase (Decrease) In
     Net Assets
     Resulting From
     Principal
     Transactions             (13,588,716)    128,823,991      60,136,734      71,931,342    (574,782,873)  (104,424,482)
                           --------------  --------------  --------------  --------------   -------------  -------------
Total Increase (Decrease)
  In Net Assets               250,518,099     212,689,956     238,523,222     139,049,278    (568,865,060)   (57,839,003)

Net Assets:
Beginning Of Period         1,593,504,859   1,380,814,903   1,291,063,328   1,152,014,050     568,865,060    626,704,063
                           --------------  --------------  --------------  --------------   -------------  -------------
End Of Period              $1,844,022,958  $1,593,504,859  $1,529,586,550  $1,291,063,328   $          --  $ 568,865,060
                           ==============  ==============  ==============  ==============   =============  =============


  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                           Putnam OTC                                                VALIC Company I
                                        & Emerging Growth           Putnam Global Equity            Large Cap Growth
                                              Fund                          Fund                          Fund
                                  ----------------------------  ----------------------------  ----------------------------
                                        Division 27 /(3)/             Division 28 /(3)/             Division 30 /(3)/
                                  ----------------------------  ----------------------------  ----------------------------
                                                    For The                       For The                       For The
                                  For the Period   Year Ended   For the Period   Year Ended   For the Period   Year Ended
                                  January 1, 2006 December 31,  January 1, 2006 December 31,  January 1, 2006 December 31,
                                  to May 29, 2006     2005      to May 29, 2006     2005      to May 29, 2006     2005
                                  --------------- ------------  --------------- ------------  --------------- ------------
Operations:
   Net Investment Income
     (Loss)                        $    (764,275) $ (1,864,673)  $  (1,470,940) $   (442,475)  $    (687,081) $ (1,250,258)
   Net Realized Gains (Losses)
     From Securities
     Transactions                     30,740,532   (22,107,625)     (7,349,467)  (20,464,495)    (72,666,097)  (23,828,696)
   Net Change In Unrealized
     Appreciation
     (Depreciation) During The
     Period                          (17,980,374)   35,732,444      36,666,155    48,182,615      69,988,225    27,451,603
                                   -------------  ------------   -------------  ------------   -------------  ------------
Increase (Decrease) In Net Assets
  From Operations                     11,995,883    11,760,146      27,845,748    27,275,645      (3,364,953)    2,372,649
                                   -------------  ------------   -------------  ------------   -------------  ------------
Principal Transactions:
   Purchase Payments                   4,469,701    14,840,137       7,887,854    28,398,324       5,263,470    15,541,370
   Surrenders Of Accumulation
     Units By Terminations
     And Withdrawals,                 (6,629,032)  (14,945,649)    (13,374,567)  (29,792,124)    (12,376,211)  (33,651,882)
   Annuity Benefit Payments                 (582)       (1,727)         (2,988)       (5,594)         (1,286)       (3,846)
   Amounts Transferred From
     (To) Other Divisions Or
     VALIC General Account,
     Net                            (200,411,030)  (36,191,270)   (400,754,151)  (41,481,991)   (330,368,198)  (60,530,436)
   Contract Maintenance
     Charge                              (27,239)     (121,793)        (32,770)     (143,089)        (41,179)     (183,252)
   Return Of Capital To VALIC                 --            --              --            --              --            --
   Capital Contributed By
     VALIC                                    --            --              --            --              --            --
                                   -------------  ------------   -------------  ------------   -------------  ------------
   Increase (Decrease) In Net
     Assets Resulting From
     Principal Transactions         (202,598,182)  (36,420,302)   (406,276,622)  (43,024,474)   (337,523,404)  (78,828,046)
                                   -------------  ------------   -------------  ------------   -------------  ------------
Total Increase (Decrease) In Net
  Assets                            (190,602,299)  (24,660,156)   (378,430,874)  (15,748,829)   (340,888,357)  (76,455,397)

Net Assets:
Beginning Of Period                  190,602,299   215,262,455     378,430,874   394,179,703     340,888,357   417,343,754
                                   -------------  ------------   -------------  ------------   -------------  ------------
End Of Period                      $          --  $190,602,299   $          --  $378,430,874   $          --  $340,888,357
                                   =============  ============   =============  ============   =============  ============


  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                            American                        Templeton                VALIC Company II
                                         Century Ultra                       Foreign            International Small Cap Equity
                                              Fund                            Fund                         Fund
                               ---------------------------------  ----------------------------  -----------------------------
                                       Division 31 /(3)/                Division 32 /(3)/               Division 33
                               ---------------------------------  ----------------------------  -----------------------------
                                                     For The                        For The       For The         For The
                                 For the Period     Year Ended    For the Period   Year Ended    Year Ended      Year Ended
                               January 1, 2006 to  December 31,   January 1, 2006 December 31,  December 31,    December 31,
                                  May 29, 2006         2005       to May 29, 2006     2005          2006            2005
                               ------------------ --------------  --------------- ------------  ------------    ------------
Operations:
   Net Investment Income
     (Loss)                     $    (3,832,258)  $   (9,044,587)  $  (2,666,223) $  4,479,222  $   (798,164)   $   (223,083)
   Net Realized Gains
     (Losses) From
     Securities Transactions        (41,589,079)     (21,861,863)    166,223,502    47,225,217    44,884,381       5,332,413
   Net Change In Unrealized
     Appreciation
     (Depreciation) During
     The Period                      (2,649,820)      38,588,915    (119,112,933)    4,756,284    30,563,805      23,861,653
                                ---------------   --------------   -------------  ------------   ------------   ------------
Increase (Decrease) In Net
  Assets From Operations            (48,071,157)       7,682,465      44,444,346    56,460,723    74,650,022      28,970,983
                                ---------------   --------------   -------------  ------------   ------------   ------------
Principal Transactions:
   Purchase Payments                 35,947,935       95,747,916      26,052,944    64,070,177    74,390,332      17,099,475
   Surrenders Of
     Accumulation Units By
     Terminations And
     Withdrawals,                   (33,270,326)     (79,386,833)    (20,870,652)  (43,790,969)  (26,665,653)     (4,782,057)
   Annuity Benefit Payments             (10,541)         (26,503)         (2,981)       (6,386)       (1,205)           (596)
   Amounts Transferred
     From (To) Other
     Divisions Or VALIC
     General Account, Net          (963,790,580)    (143,161,592)   (701,468,745)   24,259,856   202,331,153     180,402,289
   Contract Maintenance
     Charge                             (90,109)        (398,918)        (40,369)     (155,345)     (131,567)        (51,970)
   Return Of Capital To
     VALIC                                   --               --              --            --            --              --
   Capital Contributed By
     VALIC                                   --               --              --            --            --              --
                                ---------------   --------------   -------------  ------------   ------------   ------------
   Increase (Decrease) In Net
     Assets Resulting From
     Principal Transactions        (961,213,621)    (127,225,930)   (696,329,803)   44,377,333   249,923,060     192,667,141
                                ---------------   --------------   -------------  ------------   ------------   ------------
Total Increase (Decrease) In
  Net Assets                     (1,009,284,778)    (119,543,465)   (651,885,457)  100,838,056   324,573,082     221,638,124

Net Assets:
Beginning Of Period               1,009,284,778    1,128,828,243     651,885,457   551,047,401   246,525,933      24,887,809
                                ---------------   --------------   -------------  ------------   ------------   ------------
End Of Period                   $            --   $1,009,284,778   $          --  $651,885,457  $571,099,015    $246,525,933
                                ===============   ==============   =============  ============   ============   ============


  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                            VALIC Company II           VALIC Company II           VALIC Company II
                                            Small Cap Growth            Small Cap Value            Mid Cap Growth
                                                  Fund                       Fund                       Fund
                                        ------------------------  --------------------------  ------------------------
                                               Division 35                Division 36                Division 37
                                        ------------------------  --------------------------  ------------------------
                                          For The      For The      For The       For The       For The      For The
                                         Year Ended   Year Ended   Year Ended    Year Ended    Year Ended   Year Ended
                                        December 31, December 31, December 31,  December 31,  December 31, December 31,
                                            2006         2005         2006          2005          2006         2005
                                        ------------ ------------ ------------  ------------  ------------ ------------
Operations:
   Net Investment Income (Loss)         $  (333,239) $  (286,432) $   (137,842) $     (4,195) $  (394,639) $  (332,916)
   Net Realized Gains (Losses) From
     Securities Transactions              4,510,590    2,876,074    12,214,616    18,757,230    7,642,199    1,980,404
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period                     (521,674)    (945,903)    6,851,577   (13,311,095)    (125,514)   3,038,579
                                        -----------  -----------  ------------  ------------  -----------  -----------
Increase (Decrease) In Net Assets From
  Operations                              3,655,677    1,643,739    18,928,351     5,441,940    7,122,046    4,686,067
                                        -----------  -----------  ------------  ------------  -----------  -----------
Principal Transactions:
   Purchase Payments                      5,873,721    5,838,865    10,088,856    14,596,226    5,808,164    5,537,846
   Surrenders Of Accumulation Units
     By Terminations And
     Withdrawals,                        (5,143,936)  (3,947,441)   (8,658,248)   (7,233,713)  (4,665,506)  (3,762,162)
   Annuity Benefit Payments                    (208)        (335)       (2,771)       (2,608)          --           --
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net                   157,790   (2,955,875)   45,839,057    (9,657,911)   3,138,728   (4,888,853)
   Contract Maintenance Charge              (12,486)     (12,344)      (27,106)      (24,459)     (13,928)     (14,308)
   Return Of Capital To VALIC                    --           --            --            --           --           --
   Capital Contributed By VALIC                  --           --            --            --           --           --
                                        -----------  -----------  ------------  ------------  -----------  -----------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions                           874,881   (1,077,130)   47,239,788    (2,322,465)   4,267,458   (3,127,477)
                                        -----------  -----------  ------------  ------------  -----------  -----------
Total Increase (Decrease) In Net Assets   4,530,558      566,609    66,168,139     3,119,475   11,389,504    1,558,590

Net Assets:
Beginning Of Period                      43,105,127   42,538,518    95,293,848    92,174,373   49,740,393   48,181,803
                                        -----------  -----------  ------------  ------------  -----------  -----------
End Of Period                           $47,635,685  $43,105,127  $161,461,987  $ 95,293,848  $61,129,897  $49,740,393
                                        ===========  ===========  ============  ============  ===========  ===========

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                             VALIC Company II           VALIC Company II           VALIC Company II
                                               Mid Cap Value          Capital Appreciation         Large Cap Value
                                                   Fund                       Fund                       Fund
                                        --------------------------  ------------------------  -------------------------
                                                Division 38                Division 39               Division 40
                                        --------------------------  ------------------------  -------------------------
                                          For The       For The       For The      For The      For The       For The
                                         Year Ended    Year Ended    Year Ended   Year Ended   Year Ended    Year Ended
                                        December 31,  December 31,  December 31, December 31, December 31,  December 31,
                                            2006          2005          2006         2005         2006          2005
                                        ------------  ------------  ------------ ------------ ------------  ------------
Operations:
   Net Investment Income (Loss)         $ (1,096,394) $ (1,784,578) $   (47,605) $   (59,644) $    342,210  $   189,633
   Net Realized Gains (Losses) From
     Securities Transactions              45,657,219    31,312,596      824,038      308,629    13,583,919    5,493,517
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period                     7,736,331    (4,678,509)    (285,055)     (23,876)   10,067,311   (1,699,046)
                                        ------------  ------------  -----------  -----------  ------------  -----------
Increase (Decrease) In Net Assets From
  Operations                              52,297,156    24,849,509      491,378      225,109    23,993,440    3,984,104
                                        ------------  ------------  -----------  -----------  ------------  -----------
Principal Transactions:
   Purchase Payments                      41,758,196    49,052,218    1,194,049    1,123,882    22,606,445    5,504,163
   Surrenders Of Accumulation Units
     By Terminations And
     Withdrawals,                        (28,426,687)  (20,344,931)  (2,011,995)  (2,608,169)   (8,640,768)  (4,220,266)
   Annuity Benefit Payments                   (8,216)       (5,373)          --           --            --           --
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net                 33,550,696    19,588,447     (886,630)    (648,566)  204,973,738    4,763,374
   Contract Maintenance Charge               (77,319)      (72,228)      (2,072)      (2,338)      (59,847)     (11,686)
   Return Of Capital To VALIC                     --            --           --           --            --           --
   Capital Contributed By VALIC                   --            --           --           --            --           --
                                        ------------  ------------  -----------  -----------  ------------  -----------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions                         46,796,670    48,218,133   (1,706,648)  (2,135,191)  218,879,568    6,035,585
                                        ------------  ------------  -----------  -----------  ------------  -----------
Total Increase (Decrease) In Net Assets   99,093,826    73,067,642   (1,215,270)  (1,910,082)  242,873,008   10,019,689

Net Assets:
Beginning Of Period                      313,802,187   240,734,545   10,662,040   12,572,122    56,025,004   46,005,315
                                        ------------  ------------  -----------  -----------  ------------  -----------
End Of Period                           $412,896,013  $313,802,187  $ 9,446,770  $10,662,040  $298,898,012  $56,025,004
                                        ============  ============  ===========  ===========  ============  ===========

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                        VALIC Company II            VALIC Company II             VALIC Company I
                                      Socially Responsible           Money Market II          Nasdaq-100 (R) Index
                                              Fund                        Fund                        Fund
                                   --------------------------  --------------------------  --------------------------
                                           Division 41                 Division 44                 Division 46
                                   --------------------------  --------------------------  --------------------------
                                     For The       For The       For The       For The       For The       For The
                                    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                   December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
                                       2006          2005          2006          2005          2006          2005
                                   ------------  ------------  ------------  ------------  ------------  ------------
Operations:
   Net Investment Income (Loss)    $    416,673  $    688,147  $  5,200,407  $  1,496,290  $   (720,505) $   (711,437)
   Net Realized Gains (Losses)
     From Securities Transactions    10,068,596     6,852,700            (1)           (1)    4,093,913     5,366,688
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period               31,074,696    (1,880,194)            1             1       740,780    (5,025,782)
                                   ------------  ------------  ------------  ------------  ------------  ------------
Increase (Decrease) In Net Assets
  From Operations                    41,559,965     5,660,653     5,200,407     1,496,290     4,114,188      (370,531)
                                   ------------  ------------  ------------  ------------  ------------  ------------
Principal Transactions:
   Purchase Payments                 52,295,087    36,151,103    72,946,666    40,877,668    10,795,682    12,469,941
   Surrenders Of Accumulation
     Units By Terminations And
     Withdrawals,                   (14,208,694)   (6,682,038)  (26,733,292)  (13,297,079)   (8,244,620)   (6,749,588)
   Annuity Benefit Payments                  --            --        (4,170)       (4,230)         (421)         (246)
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net           274,890,282     8,857,734    92,613,781   (13,406,157)  (13,680,496)  (15,219,978)
   Contract Maintenance Charge          (91,064)      (70,007)      (23,516)      (15,879)      (26,046)      (29,973)
   Return Of Capital To VALIC                --            --            --            --            --            --
   Capital Contributed By VALIC              --            --            --            --            --            --
                                   ------------  ------------  ------------  ------------  ------------  ------------
   Increase (Decrease) In Net
     Assets Resulting From
     Principal Transactions         312,885,611    38,256,792   138,799,469    14,154,323   (11,155,901)   (9,529,844)
                                   ------------  ------------  ------------  ------------  ------------  ------------
Total Increase (Decrease) In Net
  Assets                            354,445,576    43,917,445   143,999,876    15,650,613    (7,041,713)   (9,900,375)

Net Assets:
Beginning Of Period                 137,760,694    93,843,249    81,902,706    66,252,093    87,211,402    97,111,777
                                   ------------  ------------  ------------  ------------  ------------  ------------
End Of Period                      $492,206,270  $137,760,694  $225,902,582  $ 81,902,706  $ 80,169,689  $ 87,211,402
                                   ============  ============  ============  ============  ============  ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                                    Janus                VALIC Company II          VALIC Company II
                                              Adviser Worldwide          Aggressive Growth          Moderate Growth
                                                    Fund                  Lifestyle Fund            Lifestyle Fund
                                         --------------------------  ------------------------  ------------------------
                                              Division 47 /(3)/             Division 48               Division 49
                                         --------------------------  ------------------------  ------------------------
                                         For the Period   For The      For The      For The      For The      For The
                                           January 1,    Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                            2006 to     December 31, December 31, December 31, December 31, December 31,
                                          May 29, 2006      2005         2006         2005         2006         2005
                                         -------------- ------------ ------------ ------------ ------------ ------------
Operations:
   Net Investment Income (Loss)           $   (136,919) $   (59,028) $  (369,385) $   477,756  $   242,661  $   259,458
   Net Realized Gains (Losses) From
     Securities Transactions                 4,517,978      (23,440)   7,429,371    2,863,638   11,078,067    5,217,702
   Net Change In Unrealized
     Appreciation (Depreciation) During
     The Period                             (3,813,941)   1,743,797     (340,231)     799,141   (2,895,951)      (9,680)
                                          ------------  -----------  -----------  -----------  -----------  -----------
Increase (Decrease) In Net Assets From
  Operations                                   567,118    1,661,329    6,719,755    4,140,535    8,424,777    5,467,480
                                          ------------  -----------  -----------  -----------  -----------  -----------
Principal Transactions:
   Purchase Payments                         1,674,132    5,153,246   10,918,948    6,889,393   19,813,653   14,483,083
   Surrenders Of Accumulation Units By
     Terminations And Withdrawals,          (1,440,076)  (2,551,524)  (4,115,290)  (2,940,535)  (9,199,048)  (5,502,540)
   Annuity Benefit Payments                       (143)        (325)          --           --         (120)          --
   Amounts Transferred From (To) Other
     Divisions Or VALIC General
     Account, Net                          (36,266,838)  (7,573,961)   9,021,751      314,736      849,999     (302,747)
   Contract Maintenance Charge                  (3,572)     (15,701)     (20,542)     (17,263)     (31,617)     (27,695)
   Return Of Capital To VALIC                       --           --           --     (975,081)          --           --
   Capital Contributed By VALIC                     --           --           --           --           --           --
                                          ------------  -----------  -----------  -----------  -----------  -----------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions                          (36,036,497)  (4,988,265)  15,804,867    3,271,250   11,432,867    8,650,101
                                          ------------  -----------  -----------  -----------  -----------  -----------
Total Increase (Decrease) In Net Assets    (35,469,379)  (3,326,936)  22,524,622    7,411,785   19,857,644   14,117,581

Net Assets:
Beginning Of Period                         35,469,379   38,796,315   43,243,245   35,831,460   76,900,635   62,783,054
                                          ------------  -----------  -----------  -----------  -----------  -----------
End Of Period                             $         --  $35,469,379  $65,767,867  $43,243,245  $96,758,279  $76,900,635
                                          ============  ===========  ===========  ===========  ===========  ===========

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Staetments of Changes in Net Assets (Continued)

                                            VALIC Company II            Vanguard Life          Vanguard Life Strategy
                                           Conservative Growth         Strategy Growth             Moderate Growth
                                             Lifestyle Fund                  Fund                       Fund
                                        ------------------------  -------------------------  --------------------------
                                               Division 50               Division 52                 Division 53
                                        ------------------------  -------------------------  --------------------------
                                          For The      For The      For The       For The      For The       For The
                                         Year Ended   Year Ended   Year Ended    Year Ended   Year Ended    Year Ended
                                        December 31, December 31, December 31,  December 31, December 31,  December 31,
                                            2006         2005         2006          2005         2006          2005
                                        ------------ ------------ ------------  ------------ ------------  ------------
Operations:
   Net Investment Income (Loss)         $  (249,434) $   641,955  $  1,021,836  $   701,304  $  1,837,530  $  1,356,605
   Net Realized Gains (Losses) From
     Securities Transactions              3,205,714    2,515,937     3,895,451    3,132,608     4,132,038     3,214,808
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period                      153,751   (1,490,639)    8,070,488      543,160     6,690,311      (226,062)
                                        -----------  -----------  ------------  -----------  ------------  ------------
Increase (Decrease) In Net Assets From
  Operations                              3,110,031    1,667,253    12,987,775    4,377,072    12,659,879     4,345,351
                                        -----------  -----------  ------------  -----------  ------------  ------------
Principal Transactions:
   Purchase Payments                      6,772,988    6,034,981    16,965,778   16,351,227    18,061,209    21,508,373
   Surrenders Of Accumulation Units
     By Terminations And
     Withdrawals,                        (3,790,193)  (2,436,538)   (9,466,984)  (8,355,216)  (14,040,990)  (11,070,382)
   Annuity Benefit Payments                      --           --            --         (668)         (528)         (501)
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net                   185,624      286,982     3,957,735      116,535       430,301     1,139,744
   Contract Maintenance Charge               (8,994)      (8,361)      (26,496)     (25,406)      (34,292)      (32,447)
   Return Of Capital To VALIC                    --   (1,055,656)           --           --            --            --
   Capital Contributed By VALIC                  --           --            --           --            --            --
                                        -----------  -----------  ------------  -----------  ------------  ------------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions                         3,159,425    2,821,408    11,430,033    8,086,472     4,415,700    11,544,787
                                        -----------  -----------  ------------  -----------  ------------  ------------
Total Increase (Decrease) In Net Assets   6,269,456    4,488,661    24,417,808   12,463,544    17,075,579    15,890,138

Net Assets:
Beginning Of Period                      32,988,480   28,499,819    84,695,757   72,232,213   105,408,028    89,517,890
                                        -----------  -----------  ------------  -----------  ------------  ------------
End Of Period                           $39,257,936  $32,988,480  $109,113,565  $84,695,757  $122,483,607  $105,408,028
                                        ===========  ===========  ============  ===========  ============  ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Staetments of Changes in Net Assets (Continued)

                                     Vanguard LifeStrategy             Evergreen                     Evergreen
                                      Conservative Growth           Special Values               Fundamental Large
                                             Fund                        Fund                        Cap Fund
                                   ------------------------  ----------------------------  ----------------------------
                                          Division 54              Division 55 /(3)/             Division 56 /(3)/
                                   ------------------------  ----------------------------  ----------------------------
                                     For The      For The    For the Period    For The     For the Period    For The
                                    Year Ended   Year Ended  January 1, 2006  Year Ended   January 1, 2006  Year Ended
                                   December 31, December 31,   to May 29,    December 31,    to May 29,    December 31,
                                       2006         2005          2006           2005           2006           2005
                                   ------------ ------------ --------------- ------------  --------------- ------------
Operations:
   Net Investment Income (Loss)    $   879,966  $   685,343   $  (1,350,618) $   (149,151)  $    (531,538) $   (813,423)
   Net Realized Gains (Losses)
     From Securities Transactions    1,428,299    1,053,398      59,050,349    41,549,906       8,282,245     9,559,332
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period               1,479,567     (420,518)    (26,218,508)  (17,241,431)     (3,551,528)      759,565
                                   -----------  -----------   -------------  ------------   -------------  ------------
Increase (Decrease) In Net Assets
  From Operations                    3,787,832    1,318,223      31,481,223    24,159,324       4,199,179     9,505,474
                                   -----------  -----------   -------------  ------------   -------------  ------------
Principal Transactions:
   Purchase Payments                 4,574,035    7,896,966      24,136,427    48,768,225      15,946,121    32,939,678
   Surrenders Of Accumulation
     Units By Terminations And
     Withdrawals,                   (5,153,866)  (3,732,452)    (10,572,485)  (18,997,871)     (3,728,304)   (5,720,697)
   Annuity Benefit Payments                 --           --         (10,133)      (14,013)             --            --
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net              451,413     (432,995)   (354,331,101)   31,035,100    (181,032,939)   26,727,822
   Contract Maintenance Charge         (12,073)     (12,399)        (20,847)      (73,887)        (21,848)      (72,704)
   Return Of Capital To VALIC               --           --              --            --              --            --
   Capital Contributed By VALIC             --           --              --            --              --            --
                                   -----------  -----------   -------------  ------------   -------------  ------------
   Increase (Decrease) In Net
     Assets Resulting From
     Principal Transactions           (140,491)   3,719,120    (340,798,139)   60,717,554    (168,836,970)   53,874,099
                                   -----------  -----------   -------------  ------------   -------------  ------------
Total Increase (Decrease) In Net
  Assets                             3,647,341    5,037,343    (309,316,916)   84,876,878    (164,637,791)   63,379,573

Net Assets:
Beginning Of Period                 42,093,825   37,056,482     309,316,916   224,440,038     164,637,791   101,258,218
                                   -----------  -----------   -------------  ------------   -------------  ------------
End Of Period                      $45,741,166  $42,093,825   $          --  $309,316,916   $          --  $164,637,791
                                   ===========  ===========   =============  ============   =============  ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                                  Evergreen               VALIC Company II           VALIC Company II
                                                Equity Income                 Core Bond               Strategic Bond
                                                    Fund                        Fund                       Fund
                                        ----------------------------  ------------------------  --------------------------
                                              Division 57 /(3)/              Division 58                Division 59
                                        ----------------------------  ------------------------  --------------------------
                                        For the Period    For The       For The      For The      For The       For The
                                        January 1, 2006  Year Ended    Year Ended   Year Ended   Year Ended    Year Ended
                                          to May 29,    December 31,  December 31, December 31, December 31,  December 31,
                                             2006           2005          2006         2005         2006          2005
                                        --------------- ------------  ------------ ------------ ------------  ------------
Operations:
   Net Investment Income (Loss)          $    (38,982)  $    183,528  $ 1,967,221  $ 1,623,332  $  6,323,289  $  4,303,227
   Net Realized Gains (Losses) From
     Securities Transactions                  936,102      5,316,474      (21,341)    (343,005)    3,573,934     3,160,013
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period                        172,557     (4,338,481)     936,506     (458,759)    4,308,912    (2,257,558)
                                         ------------   ------------  -----------  -----------  ------------  ------------
Increase (Decrease) In Net Assets From
  Operations                                1,069,677      1,161,521    2,882,386      821,568    14,206,135     5,205,682
                                         ------------   ------------  -----------  -----------  ------------  ------------
Principal Transactions:
   Purchase Payments                        1,362,209      7,953,975    4,785,320    8,583,588    40,136,862    31,077,766
   Surrenders Of Accumulation Units
     By Terminations And
     Withdrawals,                            (912,386)    (2,367,371)  (5,771,109)  (3,761,763)  (14,538,568)   (8,318,749)
   Annuity Benefit Payments                        --             --       (1,359)      (1,324)         (721)         (347)
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net                 (26,283,973)   (41,408,750)  31,216,856    5,954,566    39,832,414    27,639,483
   Contract Maintenance Charge                 (2,766)       (25,351)     (14,182)     (12,309)      (40,099)      (33,252)
   Return Of Capital To VALIC                      --             --           --           --            --            --
   Capital Contributed By VALIC                    --             --           --           --            --            --
                                         ------------   ------------  -----------  -----------  ------------  ------------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions                         (25,836,916)   (35,847,497)  30,215,526   10,762,758    65,389,888    50,364,901
                                         ------------   ------------  -----------  -----------  ------------  ------------
Total Increase (Decrease) In Net Assets   (24,767,239)   (34,685,976)  33,097,912   11,584,326    79,596,023    55,570,583

Net Assets:
Beginning Of Period                        24,767,239     59,453,215   53,783,589   42,199,263   147,857,188    92,286,605
                                         ------------   ------------  -----------  -----------  ------------  ------------
End Of Period                            $         --   $ 24,767,239  $86,881,501  $53,783,589  $227,453,211  $147,857,188
                                         ============   ============  ===========  ===========  ============  ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Staetments of Changes in Net Assets (Continued)

                                             VALIC Company II                                            AIM Large
                                             High Yield Bond                  Janus                      Cap Growth
                                                   Fund                        Fund                         Fund
                                        -------------------------  ---------------------------  ---------------------------
                                               Division 60              Division 61 /(3)/            Division 62 /(3)/
                                        -------------------------  ---------------------------  ---------------------------
                                          For The       For The    For the Period    For The    For the Period    For The
                                         Year Ended    Year Ended  January 1, 2006  Year Ended  January 1, 2006  Year Ended
                                        December 31,  December 31,   to May 29,    December 31,   to May 29,    December 31,
                                            2006          2005          2006           2005          2006           2005
                                        ------------  ------------ --------------- ------------ --------------- ------------
Operations:
   Net Investment Income (Loss)         $  4,834,859  $ 3,686,469   $   (197,776)  $  (448,129)  $    (75,732)  $  (153,660)
   Net Realized Gains (Losses) From
     Securities Transactions               4,484,859    2,027,036      6,570,703        53,336      2,411,870       711,981
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period                     1,635,701     (951,221)    (5,660,371)    1,797,050     (2,479,134)      480,093
                                        ------------  -----------   ------------   -----------   ------------   -----------
Increase (Decrease) In Net Assets From
  Operations                              10,955,419    4,762,284        712,556     1,402,257       (142,996)    1,038,414
                                        ------------  -----------   ------------   -----------   ------------   -----------
Principal Transactions:
   Purchase Payments                      15,974,022   13,407,939      2,784,559     7,288,359        129,687     2,661,479
   Surrenders Of Accumulation Units
     By Terminations And
     Withdrawals,                        (10,790,160)  (6,205,067)    (1,771,748)   (3,761,032)      (662,778)   (1,247,900)
   Annuity Benefit Payments                     (254)        (244)          (106)         (158)          (277)         (624)
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net                 24,802,619    2,507,496    (52,351,367)   (9,051,726)   (17,887,933)      225,987
   Contract Maintenance Charge               (28,092)     (25,992)        (5,557)      (24,395)        (1,738)       (7,059)
   Return Of Capital To VALIC                     --           --             --            --             --            --
   Capital Contributed By VALIC                   --           --             --            --             --            --
                                        ------------  -----------   ------------   -----------   ------------   -----------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions                         29,958,135    9,684,132    (51,344,219)   (5,548,952)   (18,423,039)    1,631,883
                                        ------------  -----------   ------------   -----------   ------------   -----------
Total Increase (Decrease) In Net Assets   40,913,554   14,446,416    (50,631,663)   (4,146,695)   (18,566,035)    2,670,297

Net Assets:
Beginning Of Period                       82,226,829   67,780,413     50,631,663    54,778,358     18,566,035    15,895,738
                                        ------------  -----------   ------------   -----------   ------------   -----------
End Of Period                           $123,140,383  $82,226,829   $         --   $50,631,663   $         --   $18,566,035
                                        ============  ===========   ============   ===========   ============   ===========

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Staetments of Changes in Net Assets (Continued)

                                             Credit Suisse                  MSIF Trust                    Evergreen
                                            Small Cap Growth              Mid Cap Growth                Special Equity
                                                  Fund                       Portfolio                       Fund
                                      ---------------------------  ----------------------------  ---------------------------
                                           Division 63 /(3)/             Division 64 /(3)/            Division 65 /(3)/
                                      ---------------------------  ----------------------------  ---------------------------
                                      For the Period    For The    For the Period    For The     For the Period    For The
                                      January 1, 2006  Year Ended  January 1, 2006  Year Ended   January 1, 2006  Year Ended
                                        to May 29,    December 31,   to May 29,    December 31,    to May 29,    December 31,
                                           2006           2005          2006           2005           2006           2005
                                      --------------- ------------ --------------- ------------  --------------- ------------
Operations:
   Net Investment Income (Loss)        $   (228,855)  $  (512,453)  $    (516,248) $   (808,718)  $   (183,844)  $  (394,672)
   Net Realized Gains (Losses)
     From Securities Transactions         5,109,289     2,773,661      29,590,378     3,986,222      6,889,108     1,383,601
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period                   (2,710,278)   (4,604,625)    (25,526,791)   11,151,392     (4,802,740)    1,466,908
                                       ------------   -----------   -------------  ------------   ------------   -----------
Increase (Decrease) In Net Assets
  From Operations                         2,170,156    (2,343,417)      3,547,339    14,328,896      1,902,524     2,455,837
                                       ------------   -----------   -------------  ------------   ------------   -----------
Principal Transactions:
   Purchase Payments                      3,360,043     9,059,364       8,399,788    14,467,654      1,474,104     8,322,374
   Surrenders Of Accumulation
     Units By Terminations And
     Withdrawals,                        (2,072,415)   (3,847,411)     (3,843,880)   (5,830,009)    (2,012,047)   (3,289,666)
   Annuity Benefit Payments                    (121)         (160)           (672)         (709)          (135)       (1,067)
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net               (54,245,605)   (9,822,513)   (123,879,585)   22,342,495    (46,286,264)   (6,736,939)
   Contract Maintenance Charge               (3,922)      (16,132)         (6,540)      (20,700)        (3,672)      (15,202)
   Return Of Capital To VALIC                    --            --              --            --             --            --
   Capital Contributed By VALIC                  --            --              --            --             --            --
                                       ------------   -----------   -------------  ------------   ------------   -----------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions                       (52,962,020)   (4,626,852)   (119,330,889)   30,958,731    (46,828,014)   (1,720,500)
                                       ------------   -----------   -------------  ------------   ------------   -----------
Total Increase (Decrease) In Net
  Assets                                (50,791,864)   (6,970,269)   (115,783,550)   45,287,627    (44,925,490)      735,337

Net Assets:
Beginning Of Period                      50,791,864    57,762,133     115,783,550    70,495,923     44,925,490    44,190,153
                                       ------------   -----------   -------------  ------------   ------------   -----------
End Of Period                          $         --   $50,791,864   $          --  $115,783,550   $         --   $44,925,490
                                       ============   ===========   =============  ============   ============   ===========

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Staetments of Changes in Net Assets (Continued)

                                                SIT                          SIT
                                         Small Cap Growth               Mid Cap Growth                   Ariel
                                               Fund                          Fund                         Fund
                                   ----------------------------  ---------------------------  ---------------------------
                                         Division 66 /(3)/            Division 67 /(3)/               Division 68
                                   ----------------------------  ---------------------------  ---------------------------
                                   For the Period    For The     For the Period  For The Year    For The       For The
                                   January 1, 2006  Year Ended   January 1, 2006    Ended       Year Ended    Year Ended
                                     to May 29,    December 31,    to May 29,    December 31,  December 31,  December 31,
                                        2006           2005           2006           2005          2006          2005
                                   --------------- ------------  --------------- ------------ -------------  ------------
Operations:
   Net Investment Income (Loss)     $    (556,002) $   (890,353)  $   (122,742)  $  (214,038) $  (5,132,652) $ (3,711,194)
   Net Realized Gains (Losses)
     From Securities Transactions      34,693,466     3,097,591      6,158,656     1,842,375     67,891,300    57,365,445
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period                (26,287,925)   12,863,112     (5,761,532)    1,414,124    (15,446,849)  (53,117,542)
                                    -------------  ------------   ------------   -----------  -------------  ------------
Increase (Decrease) In Net Assets
  From Operations                       7,849,539    15,070,350        274,382     3,042,461     47,311,799       536,709
                                    -------------  ------------   ------------   -----------  -------------  ------------
Principal Transactions:
   Purchase Payments                    9,160,849    15,023,246      1,646,029     3,135,134     78,810,412    96,429,558
   Surrenders Of Accumulation
     Units By Terminations And
     Withdrawals,                      (4,250,509)   (6,449,270)    (1,289,404)   (1,623,251)   (51,146,855)  (40,983,981)
   Annuity Benefit Payments                  (114)         (235)          (203)         (263)       (41,142)      (36,804)
   Amounts Transferred From
     (To) Other Divisions Or
     VALIC General Account,
     Net                             (138,948,029)   17,763,191    (30,117,777)    3,472,541   (119,658,570)  (17,551,314)
   Contract Maintenance Charge             (8,493)      (29,867)        (1,898)       (6,743)      (158,894)     (180,970)
   Return Of Capital To VALIC                  --            --             --            --             --            --
   Capital Contributed By VALIC                --            --             --            --             --            --
                                    -------------  ------------   ------------   -----------  -------------  ------------
   Increase (Decrease) In Net
     Assets Resulting From
     Principal Transactions          (134,046,296)   26,307,065    (29,763,253)    4,977,418    (92,195,049)   37,676,489
                                    -------------  ------------   ------------   -----------  -------------  ------------
Total Increase (Decrease) In Net
  Assets                             (126,196,757)   41,377,415    (29,488,871)    8,019,879    (44,883,250)   38,213,198

Net Assets:
Beginning Of Period                   126,196,757    84,819,342     29,488,871    21,468,992    565,973,907   527,760,709
                                    -------------  ------------   ------------   -----------  -------------  ------------
End Of Period                       $          --  $126,196,757   $         --   $29,488,871  $ 521,090,657  $565,973,907
                                    =============  ============   ============   ===========  =============  ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Staetments of Changes in Net Assets (Continued)

                                                   Ariel                   Lou Holland                Dreyfus BASIC
                                               Appreciation                  Growth             U.S. Mortgage Securities
                                                   Fund                       Fund                        Fund
                                        --------------------------  ------------------------  ----------------------------
                                                Division 69                Division 70              Division 71 /(3)/
                                        --------------------------  ------------------------  ----------------------------
                                          For The       For The       For The      For The    For the Period    For The
                                         Year Ended    Year Ended    Year Ended   Year Ended  January 1, 2006  Year Ended
                                        December 31,  December 31,  December 31, December 31,   to May 29,    December 31,
                                            2006          2005          2006         2005          2006           2005
                                        ------------  ------------  ------------ ------------ --------------- ------------
Operations:
   Net Investment Income (Loss)         $ (3,647,010) $ (2,881,134) $  (425,708) $  (316,741)  $  1,174,334   $  2,858,676
   Net Realized Gains (Losses) From
     Securities Transactions              52,341,971    32,585,478    2,110,328    1,859,242     (4,739,419)      (843,645)
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period                   (12,576,769)  (21,194,291)     572,744   (2,131,404)     2,757,006        232,137
                                        ------------  ------------  -----------  -----------   ------------   ------------
Increase (Decrease) In Net Assets From
  Operations                              36,118,192     8,510,053    2,257,364     (588,903)      (808,079)     2,247,168
                                        ------------  ------------  -----------  -----------   ------------   ------------
Principal Transactions:
   Purchase Payments                      51,570,472    63,989,850    5,824,909    4,980,034      4,744,765     13,511,616
   Surrenders Of Accumulation Units
     By Terminations And
     Withdrawals,                        (40,593,497)  (33,186,296)  (4,347,402)  (2,852,399)    (3,599,646)    (7,778,615)
   Annuity Benefit Payments                  (61,665)      (49,318)      (1,524)        (736)        (2,569)        (2,812)
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net                (91,011,267)  (38,720,404)  16,232,089   (2,748,291)   (87,853,954)   (17,186,203)
   Contract Maintenance Charge              (130,622)     (152,907)      (7,006)      (8,383)        (7,431)       (33,845)
   Return Of Capital To VALIC                     --            --           --           --             --             --
   Capital Contributed By VALIC                   --            --           --           --             --             --
                                        ------------  ------------  -----------  -----------   ------------   ------------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions                        (80,226,579)   (8,119,075)  17,701,066     (629,775)   (86,718,835)   (11,489,859)
                                        ------------  ------------  -----------  -----------   ------------   ------------
Total Increase (Decrease) In Net Assets  (44,108,387)      390,978   19,958,430   (1,218,678)   (87,526,914)    (9,242,691)

Net Assets:
Beginning Of Period                      433,185,941   432,794,963   32,606,029   33,824,707     87,526,914     96,769,605
                                        ------------  ------------  -----------  -----------   ------------   ------------
End Of Period                           $389,077,554  $433,185,941  $52,564,459  $32,606,029   $         --   $ 87,526,914
                                        ============  ============  ===========  ===========   ============   ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Staetments of Changes in Net Assets (Continued)

                                             VALIC Company I            VALIC Company I             VALIC Company I
                                            Blue Chip Growth            Health Sciences                  Value
                                                  Fund                       Fund                        Fund
                                        ------------------------  --------------------------  --------------------------
                                               Division 72                Division 73                 Division 74
                                        ------------------------  --------------------------  --------------------------
                                        For The Year For The Year For The Year  For The Year  For The Year  For The Year
                                           Ended        Ended        Ended         Ended         Ended         Ended
                                        December 31, December 31, December 31,  December 31,  December 31,  December 31,
                                            2006         2005         2006          2005          2006          2005
                                        ------------ ------------ ------------  ------------  ------------  ------------
Operations:
   Net Investment Income (Loss)         $  (499,920) $  (393,018) $ (1,789,335) $ (1,535,111) $     37,346  $    145,871
   Net Realized Gains (Losses) From
     Securities Transactions              2,269,050    1,954,326    32,013,459    12,386,648    19,950,936     2,822,187
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period                    4,650,944    1,022,423   (17,594,711)    7,789,966    (4,512,867)       17,760
                                        -----------  -----------  ------------  ------------  ------------  ------------
Increase (Decrease) In Net Assets From
  Operations                              6,420,074    2,583,731    12,629,413    18,641,503    15,475,415     2,985,818
                                        -----------  -----------  ------------  ------------  ------------  ------------
Principal Transactions:
   Purchase Payments                     13,324,033    8,310,308    25,262,134    23,713,031    22,064,577    10,831,836
   Surrenders Of Accumulation Units
     By Terminations And
     Withdrawals,                        (6,730,315)  (4,020,924)  (16,676,712)  (12,613,778)   (8,436,849)   (2,515,393)
   Annuity Benefit Payments                  (1,456)        (390)       (5,323)       (3,761)           --            --
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net                18,863,675    4,007,541   (14,410,790)  (13,731,810)  (93,109,175)  124,983,701
   Contract Maintenance Charge              (16,081)     (14,856)      (56,098)      (58,835)      (54,295)      (36,580)
   Return Of Capital To VALIC                    --   (2,445,623)           --            --   (12,946,909)           --
   Capital Contributed By VALIC                  --           --            --            --            --            --
                                        -----------  -----------  ------------  ------------  ------------  ------------
   Increase (Decrease) In Net Assets
     Resulting From Principal
     Transactions                        25,439,856    5,836,056    (5,886,789)   (2,695,153)  (92,482,651)  133,263,564
                                        -----------  -----------  ------------  ------------  ------------  ------------
Total Increase (Decrease) In Net Assets  31,859,930    8,419,787     6,742,624    15,946,350   (77,007,236)  136,249,382

Net Assets:
Beginning Of Period                      57,684,576   49,264,789   179,387,021   163,440,671   155,197,926    18,948,544
                                        -----------  -----------  ------------  ------------  ------------  ------------
End Of Period                           $89,544,506  $57,684,576  $186,129,645  $179,387,021  $ 78,190,690  $155,197,926
                                        ===========  ===========  ============  ============  ============  ============

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Staetments of Changes in Net Assets (Continued)

                                          VALIC Company I               VALIC Company I              VALIC Company I
                                          Broad Cap Value                Large Cap Core            Inflation Protected
                                               Fund                           Fund                        Fund
                                   ----------------------------  -----------------------------  ------------------------
                                         Division 75 /(2)/             Division 76 /(2)/               Division 77
                                   ----------------------------  -----------------------------  ------------------------
                                     For The     For the Period    For The      For the Period    For The      For The
                                    Year Ended  December 5, 2005  Year Ended   December 5, 2005  Year Ended   Year Ended
                                   December 31, to December 31,  December 31,  to December 31,  December 31, December 31,
                                       2006           2005           2006            2005           2006         2005
                                   ------------ ---------------- ------------  ---------------- ------------ ------------
Operations:
   Net Investment Income (Loss)    $   130,347     $    4,356    $    169,652     $    2,527    $   433,801  $   533,315
   Net Realized Gains (Losses)
     From Securities Transactions      187,037             --         239,745             --       (216,367)      16,040
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period               2,978,524        (12,522)      7,344,741        (37,530)      (273,565)    (340,284)
                                   -----------     ----------    ------------     ----------    -----------  -----------
Increase (Decrease) In Net Assets
  From Operations                    3,295,908         (8,166)      7,754,138        (35,003)       (56,131)     209,071
                                   -----------     ----------    ------------     ----------    -----------  -----------
Principal Transactions:
   Purchase Payments                 1,995,521             --      15,815,981             --      1,991,115    2,447,116
   Surrenders Of Accumulation
     Units By Terminations And
     Withdrawals,                   (1,450,717)            --      (4,437,363)            --     (1,369,795)    (470,229)
   Annuity Benefit Payments                 --             --              --             --             --           --
   Amounts Transferred From (To)
     Other Divisions Or VALIC
     General Account, Net           22,437,911             --      82,429,858             --       (540,203)   9,202,570
   Contract Maintenance Charge          (6,587)            --         (66,693)            --         (2,545)      (1,582)
   Return Of Capital To VALIC         (128,223)            --      (2,500,012)            --       (249,652)          --
   Capital Contributed By VALIC             --      2,500,000              --      2,500,000             --           --
                                   -----------     ----------    ------------     ----------    -----------  -----------
   Increase (Decrease) In Net
     Assets Resulting From
     Principal Transactions         22,847,905      2,500,000      91,241,771      2,500,000       (171,080)  11,177,875
                                   -----------     ----------    ------------     ----------    -----------  -----------
Total Increase (Decrease) In Net
  Assets                            26,143,813      2,491,834      98,995,909      2,464,997       (227,211)  11,386,946

Net Assets:
Beginning Of Period                  2,491,834             --       2,464,997             --     16,389,348    5,002,402
                                   -----------     ----------    ------------     ----------    -----------  -----------
End Of Period                      $28,635,647     $2,491,834    $101,460,906     $2,464,997    $16,162,137  $16,389,348
                                   ===========     ==========    ============     ==========    ===========  ===========

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Staetments of Changes in Net Assets (Continued)

                                          VALIC Company I               VALIC Company I               AIG SunAmerica
                                            VALIC Ultra            Large Capital Growth Fund       2010 High Watermark
                                                Fund                          Fund                         Fund
                                  -------------------------------  -------------------------- -----------------------------
                                         Division 78 /(2)/                Division 79               Division 80 /(1)/
                                  -------------------------------  -------------------------- -----------------------------
                                     For The       For the Period    For The       For The      For The     For the Period
                                    Year Ended    December 5, 2005  Year Ended    Year Ended   Year Ended  February 18, 2005
                                   December 31,   to December 31,  December 31,  December 31, December 31,  to December 31,
                                       2006             2005           2006          2005         2006           2005
                                  --------------  ---------------- ------------  ------------ ------------ -----------------
Operations:
   Net Investment Income
     (Loss)                       $   (6,108,328)    $       --    $ (1,933,194) $    18,952  $   602,267     $   367,816
   Net Realized Gains (Losses)
     From Securities
     Transactions                     (6,569,770)            --       1,814,508           --    1,282,169         141,380
   Net Change In Unrealized
     Appreciation
     (Depreciation) During The
     Period                           19,816,216        (52,500)     37,115,069      489,857     (418,952)       (220,989)
                                  --------------     ----------    ------------  -----------  -----------     -----------
Increase (Decrease) In Net Assets
  From Operations                      7,138,118        (52,500)     36,996,383      508,809    1,465,484         288,207
                                  --------------     ----------    ------------  -----------  -----------     -----------
Principal Transactions:
   Purchase Payments                  56,184,050             --      26,572,670           --    4,694,148       8,660,296
   Surrenders Of Accumulation
     Units By Terminations
     And Withdrawals,                (69,600,123)            --     (36,695,808)          --   (2,386,389)       (411,006)
   Annuity Benefit Payments              (12,037)            --          (4,749)          --           --              --
   Amounts Transferred From
     (To) Other Divisions Or
     VALIC General Account,
     Net                           1,068,529,746             --     557,222,180           --   (1,153,833)     16,355,683
   Contract Maintenance
     Charge                             (327,764)            --        (174,101)          --       (7,620)         (4,684)
   Return Of Capital To VALIC         (2,211,588)            --     (10,299,117)          --           --              --
   Capital Contributed By
     VALIC                                    --      2,500,000              --           --           --              --
                                  --------------     ----------    ------------  -----------  -----------     -----------
   Increase (Decrease) In Net
     Assets Resulting From
     Principal Transactions        1,052,562,284      2,500,000     536,621,075           --    1,146,306      24,600,289
                                  --------------     ----------    ------------  -----------  -----------     -----------
Total Increase (Decrease) In Net
  Assets                           1,059,700,402      2,447,500     573,617,458      508,809    2,611,790      24,888,496

Net Assets:
Beginning Of Period                    2,447,500             --      10,589,877   10,081,068   24,888,496              --
                                  --------------     ----------    ------------  -----------  -----------     -----------
End Of Period                     $1,062,147,902     $2,447,500    $584,207,335  $10,589,877  $27,500,286     $24,888,496
                                  ==============     ==========    ============  ===========  ===========     ===========

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                           AIG SunAmerica                 AIG SunAmerica              VALIC Company I
                                        2015 High Watermark            2020 High Watermark        Mid Cap Strategic Growth
                                                Fund                           Fund                         Fund
                                   -----------------------------  -----------------------------  --------------------------
                                         Division 81 /(1)/              Division 82 /(1)/               Division 83
                                   -----------------------------  -----------------------------  --------------------------
                                     For The     For the Period     For The     For the Period     For The       For The
                                    Year Ended  February 18, 2005  Year Ended  February 18, 2005  Year Ended    Year Ended
                                   December 31,  to December 31,  December 31,  to December 31,  December 31,  December 31,
                                       2006           2005            2006           2005            2006          2005
                                   ------------ ----------------- ------------ ----------------- ------------  ------------
Operations:
   Net Investment Income (Loss)    $   553,174     $   251,351    $   239,726     $   93,222     $ (1,676,424) $        --
   Net Realized Gains (Losses)
     From Securities Transactions    1,837,925         180,261        821,389         63,088       (1,525,355)          --
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period                (268,956)         52,516       (140,001)        64,355        5,391,674    1,320,203
                                   -----------     -----------    -----------     ----------     ------------  -----------
Increase (Decrease) In Net Assets
  From Operations                    2,122,143         484,128        921,114        220,665        2,189,895    1,320,203
                                   -----------     -----------    -----------     ----------     ------------  -----------
Principal Transactions:
   Purchase Payments                 4,430,046       6,663,313      2,117,062      3,337,959       19,232,925           --
   Surrenders Of Accumulation
     Units By Terminations And
     Withdrawals,                   (1,338,453)       (318,068)      (469,920)       (35,456)     (19,356,295)          --
   Annuity Benefit Payments                 --              --             --             --           (2,562)          --
   Amounts Transferred From
     (To) Other Divisions Or
     VALIC General Account,
     Net                             1,277,678      12,363,858        848,921      3,835,586      305,906,368           --
   Contract Maintenance Charge          (6,083)         (2,926)        (3,983)        (1,439)         (98,347)          --
   Return Of Capital To VALIC               --              --             --             --      (11,071,713)          --
   Capital Contributed By VALIC             --              --             --             --               --           --
                                   -----------     -----------    -----------     ----------     ------------  -----------
   Increase (Decrease) In Net
     Assets Resulting From
     Principal Transactions          4,363,188      18,706,177      2,492,080      7,136,650      294,610,376           --
                                   -----------     -----------    -----------     ----------     ------------  -----------
Total Increase (Decrease) In Net
  Assets                             6,485,331      19,190,305      3,413,194      7,357,315      296,800,271    1,320,203

Net Assets:
Beginning Of Period                 19,190,305              --      7,357,315             --       11,421,755   10,101,552
                                   -----------     -----------    -----------     ----------     ------------  -----------
End Of Period                      $25,675,636     $19,190,305    $10,770,509     $7,357,315     $308,222,026  $11,421,755
                                   ===========     ===========    ===========     ==========     ============  ===========

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                         VALIC Company I                                                VALIC Company I
                                     Small Cap Special Values           VALIC Company I           Small Cap Aggressive Growth
                                               Fund              Small Cap Strategic Growth Fund             Fund
                                  -----------------------------  -----------------------------   ----------------------------
                                        Division 84 /(2)/              Division 85 /(2)/               Division 86 /(2)/
                                  -----------------------------  -----------------------------   ----------------------------
                                    For The      For the Period    For The       For the Period    For The     For the Period
                                   Year Ended   December 5, 2005  Year Ended    December 5, 2005  Year Ended  December 5, 2005
                                  December 31,  to December 31,  December 31,   to December 31,  December 31, to December 31,
                                      2006            2005           2006             2005           2006           2005
                                  ------------  ---------------- ------------   ---------------- ------------ ----------------
Operations:
   Net Investment Income
     (Loss)                       $      7,642     $    5,764    $   (988,460)     $       --    $  (290,923)    $       --
   Net Realized Gains (Losses)
     From Securities
     Transactions                    1,616,131             --      (1,581,064)             --       (982,827)            --
   Net Change In Unrealized
     Appreciation
     (Depreciation) During The
     Period                         27,746,339        (90,035)      3,763,585         (10,000)        48,374        (47,500)
                                  ------------     ----------    ------------      ----------    -----------     ----------
Increase (Decrease) In Net Assets
  From Operations                   29,370,112        (84,271)      1,194,061         (10,000)    (1,225,376)       (47,500)
                                  ------------     ----------    ------------      ----------    -----------     ----------
Principal Transactions:
   Purchase Payments                30,940,490             --      14,226,470              --      4,198,623             --
   Surrenders Of Accumulation
     Units By Terminations
     And Withdrawals,              (19,589,783)            --      (9,788,292)             --     (2,770,638)            --
   Annuity Benefit Payments            (16,469)            --            (343)             --           (160)            --
   Amounts Transferred From
     (To) Other Divisions Or
     VALIC General Account,
     Net                           337,661,726             --     162,069,870              --     49,279,395             --
   Contract Maintenance
     Charge                            (60,749)            --         (33,287)             --        (10,554)            --
   Return Of Capital To
     VALIC                          (5,144,994)            --      (2,421,053)             --     (2,335,189)            --
   Capital Contributed By
     VALIC                                  --      5,000,000              --       2,500,000             --      2,500,000
                                  ------------     ----------    ------------      ----------    -----------     ----------
   Increase (Decrease) In Net
     Assets Resulting From
     Principal Transactions        343,790,221      5,000,000     164,053,365       2,500,000     48,361,477      2,500,000
                                  ------------     ----------    ------------      ----------    -----------     ----------
Total Increase (Decrease) In Net
  Assets                           373,160,333      4,915,729     165,247,426       2,490,000     47,136,101      2,452,500

Net Assets:
Beginning Of Period                  4,915,729             --       2,490,000              --      2,452,500             --
                                  ------------     ----------    ------------      ----------    -----------     ----------
End Of Period                     $378,076,062     $4,915,729    $167,737,426      $2,490,000    $49,588,601     $2,452,500
                                  ============     ==========    ============      ==========    ===========     ==========

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                Statements of Changes in Net Assets (Continued)

                                 VALIC Company I Global Equity  VALIC Company I Global Strategy VALIC Company I Foreign Value
                                              Fund                           Fund                            Fund
                                 ------------------------------ ------------------------------  ------------------------------
                                       Division 87 /(2)/              Division 88 /(2)/               Division 89 /(2)/
                                 ------------------------------ ------------------------------  ------------------------------
                                   For The      For the Period    For The       For the Period    For The      For the Period
                                  Year Ended   December 5, 2005  Year Ended    December 5, 2005  Year Ended   December 5, 2005
                                 December 31,  to December 31,  December 31,   to December 31,  December 31,  to December 31,
                                     2006            2005           2006             2005           2006            2005
                                 ------------  ---------------- ------------   ---------------- ------------  ----------------
Operations:
   Net Investment Income
     (Loss)                      $  3,080,665     $    1,903    $  3,588,808      $    4,532    $  4,587,611     $      792
   Net Realized Gains
     (Losses) From Securities
     Transactions                   2,227,387             --       3,692,302              --       2,359,954             --
   Net Change In Unrealized
     Appreciation
     (Depreciation) During
     The Period                    44,356,845          4,985      38,168,310          65,009      87,396,743         24,998
                                 ------------     ----------    ------------      ----------    ------------     ----------
Increase (Decrease) In Net
  Assets From Operations           49,664,897          6,888      45,449,420          69,541      94,344,308         25,790
                                 ------------     ----------    ------------      ----------    ------------     ----------
Principal Transactions:
   Purchase Payments               19,245,520             --      23,167,987              --      45,611,271             --
   Surrenders Of
     Accumulation Units By
     Terminations And
     Withdrawals,                 (25,217,652)            --     (26,711,581)             --     (41,797,209)            --
   Annuity Benefit Payments            (5,290)            --         (12,628)             --          (5,198)            --
   Amounts Transferred From
     (To) Other Divisions Or
     VALIC General
     Account, Net                 388,532,683             --     402,396,362              --     748,010,554             --
   Contract Maintenance
     Charge                          (100,084)            --         (70,953)             --        (117,173)            --
   Return Of Capital To
     VALIC                         (2,697,928)            --      (5,465,867)             --      (2,715,718)            --
   Capital Contributed By
     VALIC                                 --      2,500,000              --       5,000,000              --      2,500,000
                                 ------------     ----------    ------------      ----------    ------------     ----------
   Increase (Decrease) In Net
     Assets Resulting From
     Principal Transactions       379,757,249      2,500,000     393,303,320       5,000,000     748,986,527      2,500,000
                                 ------------     ----------    ------------      ----------    ------------     ----------
Total Increase (Decrease) In Net
  Assets                          429,422,146      2,506,888     438,752,740       5,069,541     843,330,835      2,525,790

Net Assets:
Beginning Of Period                 2,506,888             --       5,069,541              --       2,525,790             --
                                 ------------     ----------    ------------      ----------    ------------     ----------
End Of Period                    $431,929,034     $2,506,888    $443,822,281      $5,069,541    $845,856,625     $2,525,790
                                 ============     ==========    ============      ==========    ============     ==========

--------
/(1)/ Funds commenced operations on February 18, 2005.
/(2)/ Funds commenced operations on December 5, 2005.
/(3)/ Funds were closed as of May 29, 2006.

  The accompanying notes are an integral part of these financial statements.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                         Notes to Financial Statements

1. Organization

The Variable Annuity Life Insurance Company Separate Account A (the "Separate Account") is a segregated investment account that was established by The Variable Annuity Life Insurance Company ("VALIC") to fund variable annuity insurance contracts issued by VALIC. VALIC is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance related activities, financial services, retirement savings and asset management. The Separate Account is registered with the Securities and Exchange Commission as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

The Separate Account includes the following variable annuity products:
Portfolio Director, Group Unit Purchase, IMPACT, Independence Plus, and
Potentia.

The Separate Account contracts are sold primarily by VALIC's exclusive sales force. The distributor of these contracts is American General Distributors, Inc., an affiliate of VALIC; however, all commissions are paid by VALIC. No underwriting fees are paid in connection with the distribution of these contracts.

VALIC serves as the investment adviser to the VALIC Company I and II Series. VALIC also serves as the transfer agent and accounting services agent to the VALIC Company I and II Series. AIG Global Investment Corporation ("AIGGIC") and SunAmerica Asset Management Corporation ("SAAMCO"), each an affiliate of VALIC, serve as investment sub-advisers to certain underlying mutual funds of each series. Third-party portfolio managers manage the remaining mutual funds. Collectively, all of the mutual funds are referred to as "Funds" throughout these financial statements.

On January 1, 2005, the VALIC Company I Mid Capital Growth Fund changed from Division 75 to Division 83 and the VALIC Company I Large Capital Growth Fund changed from Division 76 to Division 79.

As of February 18, 2005, the SunAmerica 2010 High Watermark Fund, the SunAmerica 2015 High Watermark Fund and the SunAmerica 2020 High Watermark Fund were added.

Effective August 1, 2005, the Evergreen Growth & Income Fund changed its name to the Evergreen Fundamental Large Cap Fund. Effective September 19, 2005, the VALIC Company I Mid Capital Growth Fund changed its name to the VALIC Company I Mid Cap Strategic Growth Fund.

As of December 5, 2005, the VALIC Company I Broad Cap Value Fund, the VALIC Company I Large Cap Core Fund, the VALIC Company I VALIC Ultra Fund, the VALIC Company I Small Cap Special Values Fund, the VALIC Company I Small Cap Strategic Growth Fund, the VALIC Company I Small Cap Aggressive Growth Fund, the VALIC Company I Global Equity Fund, the VALIC Company I Global Strategy Fund and the VALIC Company I Foreign Value Fund were added.

Effective May 30, 2006 the VALIC Company I Income & Growth Fund changed its name to the VALIC Company I Core Value Fund.

The Separate Account is comprised of sixty five sub-accounts or "divisions." Each division, which represents a variable investment vehicle available only through a VALIC annuity contract, invests in the Funds listed below.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

1. Organization (continued)

VALIC filed an application with the SEC and was granted approval to replace certain Variable Account Options offered in Portfolio Director in a process called a "Fund Substitution". Effective on the close of business on May 26, 2006, VALIC moved the Separate Account assets from the Funds listed below as "Replaced Funds" into the Funds listed below as "Replacement Funds".

             Replaced Fund                        Replacement Fund
 -------------------------------------  --------------------------------------
 Evergreen Equity Income Fund           Broad Cap Value Income Fund (Division
   (Division 57)                        75)
 Evergreen Fundamental Large Cap Fund   Large Cap Core Fund (Division 76)
   (Division 56)
 American Century Ultra Fund
   (Division 31)
 Large Cap Growth Fund (Division 30)    VALIC Ultra Fund (Division 78)
 AIM Large Cap Cap Growth Fund
   (Division 62)
 Janus Fund (Division 61)               Large Capital Growth Fund (Division
                                        79)
 Putnam New Opportunities Fund
   (Division 26)
 MSIF Trust Mid Cap Growth Fund
   (Division 64)
 Putnam OTC & Emerging Growth Fund      Mid Cap Strategic Growth Fund
   (Division 27)                        (Division 83)
 SIT Mid Cap Growth Fund (Division 67)
 Evergreen Special Values Fund          Small Cap Special Values Fund
   (Division 55)                        (Division 84)
 SIT Small Cap Growth Fund (Division    Small Cap Strategic Growth Fund
   66)                                  (Division 85)
 Evergreen Special Equity Fund
   (Division 55)
 Credit Suisse Small Cap Growth Fund    Small Cap Aggressive Growth Fund
   (Division 63)                        (Division 86)
 Janus Adviser Worldwide Fund
   (Division 47)
 Putnam Global Equity Fund (Division    Global Equity Fund (Division 87)
   28)
 Templeton Global Asset Allocation      Global Strategy Fund (Division 88)
   Fund (Division 19)
 Templeton Foreign Fund (Division 32)   Foreign Value Fund (Division 89)
 Dreyfus BASIC U.S. Mortgage            Capital Conservation Fund (Division 7)
   Securities Fund (Division 71)

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

1. Organization (continued)

 VALIC Company I Funds

 Capital Conservation Fund (Division 1
   and 7)                               Nasdaq-100(R) Index Fund (Division 46)
 Money Market I Fund (Division 2 and 6) Blue Chip Growth Fund (Division 72)
 Mid Cap Index Fund (Division 4)        Health Sciences Fund (Division 73)
 Asset Allocation Fund (Division 5)     Value Fund (Division 74)
 Government Securities Fund (Division   Broad Cap Value Income Fund (Division
   8)                                   75)
 Stock Index Fund (Divisions 10A, B,    Large Cap Core Fund (Division 76)
   C, and D)                            Inflation Protected Fund (Division 77)
 International Equities Fund (Division  VALIC Ultra Fund (Division 78)
   11)                                  Large Capital Growth Fund (Division
 Social Awareness Fund (Division 12)    79)
 International Government Bond Fund     Mid Cap Strategic Growth Fund
   (Division 13)                        (Division 83)
 Small Cap Index Fund (Division 14)     Small Cap Special Values Fund
 Core Equity Fund (Division 15)         (Division 84)
 Growth & Income Fund (Division 16)     Small Cap Strategic Growth Fund
 Science & Technology Fund (Division    (Division 85)
   17)                                  Small Cap Aggressive Growth Fund
 Small Cap Fund (Division 18)           (Division 86)
 International Growth I Fund (Division  Global Equity Fund (Division 87)
   20)                                  Global Strategy Fund (Division 88)
 Core Value Fund (Division 21)          Foreign Value Fund (Division 89)

 VALIC Company II Funds

 International Small Cap Equity Fund    Money Market II Fund (Division 44)
   (Division 33)                        Aggressive Growth Lifestyle Fund
 Small Cap Growth Fund (Division 35)    (Division 48)
 Small Cap Value Fund (Division 36)     Moderate Growth Lifestyle Fund
 Mid Cap Growth Fund (Division 37)      (Division 49)
 Mid Cap Value Fund (Division 38)       Conservative Growth Lifestyle Fund
 Capital Appreciation Fund (Division    (Division 50)
   39)                                  Core Bond Fund (Division 58)
 Large Cap Value Fund (Division 40)     Strategic Bond Fund (Division 59)
 Socially Responsible Fund (Division    High Yield Bond Fund (Division 60)
   41)


 Other Funds

 Vanguard Long-Term Investment-Grade    Ariel Fund (Division 68)
   Fund (Division 22)                   Ariel Appreciation Fund (Division 69)
 Vanguard Long-Term Treasury Fund       Lou Holland Growth Fund (Division 70)
   (Division 23)                        SunAmerica 2010 High Watermark Fund
 Vanguard Windsor II Fund (Division 24) (Division 80)
 Vanguard Wellington Fund (Division 25) SunAmerica 2015 High Watermark Fund
 Vanguard LifeStrategy Growth Fund      (Division 81)
   (Division 52)                        SunAmerica 2020 High Watermark Fund
 Vanguard LifeStrategy Moderate Growth  (Division 82)
   Fund (Division 53)
 Vanguard LifeStrategy Conservative
   Growth Fund (Division 54)

The assets of the Separate Account are segregated from VALIC's other assets. The operations of the Separate Account are part of VALIC.

In addition to the sixty five divisions above, a contract owner may allocate contract funds to a fixed account, which is part of VALIC's general account. Contract owners should refer to the Portfolio Director prospectus, Group Unit Purchase prospectus, IMPACT prospectus, Independence Plus prospectus, and/or the Potentia prospectus for a complete description of the available Funds and fixed account.

Net premiums from the contracts are allocated to the divisions and invested in the Funds in accordance with contract owner instructions and are recorded as principal transactions in the statements of changes in net assets.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financil Statements (Continued)

2. Summary of Significant Accounting Policies

The financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

Investment Valuation: Investments in the Funds are valued at the net asset value per share at the close of each business day as reported by each Fund, which value their securities at fair value.

Investment Transactions and Related Investment Income: Purchases and sales of shares of the Funds are made at the net asset values of such Funds. Transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are recognized at the date of sale. The cost basis to calculate the realized gains and losses is determined by recording purchases and subsequent sales on a first-in, first-out basis. Dividends and capital gain distributions from the Funds are recorded on the ex-dividend date and reinvested upon receipt.

Reserves for Annuity Contracts on Benefit: For contract owners who select a variable payout option, reserves are initially established based on estimated mortality (where applicable) and other assumptions, including provisions for the risk of adverse deviation from assumptions. Participants are able to elect assumed interest rates between 3.0% and 6.0% in determining annuity payments.

At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, VALIC makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to VALIC. No mortality transfers occurred during the current reporting period.

Annuity reserves are calculated according to the 1983(a) Individual Mortality Table, the Annuity 2000 Mortality Table, and the 1994 Group Annuity Reserve Mortality Table, depending on the calendar year of annuitization.

Accumulation Units: Accumulation units are the basic valuation unit of a deferred variable annuity. Such units are valued daily to reflect investment performance and the prorated daily deduction for mortality and expense risk charges, net of any applicable expense reimbursements. VALIC offers both standard and enhanced contracts, which have different mortality and expense risk charges.

Federal Income Taxes: VALIC qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of VALIC and are not taxed separately. Under the current provisions of the Code, VALIC does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

3. Charges and Deductions

Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

Mortality and Expense Risk Charge: Deductions for mortality and expense risks assumed by VALIC are calculated daily, at an annual rate, on the average daily net asset value of the underlying Funds comprising the divisions attributable to the contract owners and are paid to VALIC. The mortality and expense risk charges for each division is shown in the table below. The charges range from 0.21% to 1.45% based on the average daily net asset value of each division. The exact rate depends on the particular product issued and the division selected. This charge is guaranteed and cannot be increased by VALIC. The mortality and expense risk charges are to compensate VALIC for assuming mortality and expense risks under the contract. The mortality risk that VALIC assumes is the obligation to provide payments during the payout period for the life of the contract, no matter how long that might be. In addition, VALIC assumes the obligation to pay during the purchase period a death benefit. The expense risk is VALIC's obligation to cover the cost of issuing and administering the contract, no matter how large the cost may be. These charges are included on the mortality and expense risk charge line of the statement of operations.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

3. Charges and Deductions (Continued)

 Divisions                              Risk Charges
 ---------                              -------------------------------------
 10B                                    0.85% on the first $10 million
                                        0.425% on the next $90 million
                                        0.21% on the excess over $100 million

 1, 2, 4 through 8, 10A, 10C, 10D, 11   0.60% - 1.00%
   through 18, 20, 21, 30, 33, 35
   through 41, 44 through 46, 48
   through 50, 58 through 60, 72
   through 89

 19, 22 through 28, 31, 32, 47, 52
   through 57, 61 through 71
                                        0.85% - 1.25%
 Potentia Product 4, 6, 10C, 12, 14,
   16, 17, 26 through 28, 31, 35, 39,
   47 through 50, 58, 59, 78, 79, 83,
   87                                   0.95% - 1.45%

Mortality and expense risk charges of the Separate Account's divisions' 10A and 10B (as defined to include underlying Fund expenses) are limited to the following rates based on average daily net assets:

 Divisions                                Expense Limitations
 ---------                                -------------------------------------
 10A                                      1.4157% on the first $359,065,787
                                          1.36% on the next $40,934,213
                                          1.32% on the excess over $400 million

 10B                                      0.6966% on the first $25,434,267
                                          0.50% on the first $74,565,733
                                          0.25% on the excess over $100 million

Separate Account Expense Reimbursements or Credits: Certain of the Funds or their affiliates have an agreement with VALIC to pay VALIC for administrative and shareholder services provided to the underlying Fund. VALIC applied these payments to reduce its charges to the division investing in that Fund. In addition, VALIC currently reimburses or credits certain divisions a portion of VALIC's mortality and expense risk charges, as shown in the table above. The reimbursements are included on the reimbursement of expenses line of the statement of operations. Such crediting arrangements are voluntary, and may be changed by VALIC at any time. The expense reimbursements are credited at the annual rates shown below.

 Divisions                                                    Expense Reduction
 ---------                                                    -----------------
 22, 23, 26 through 28, 32, 33, 35 through 41, 44, 47         0.25%
 through 50,
 55 through 71
 31                                                           0.21%

Account Maintenance Charge: An account maintenance charge of $3.75 is assessed on each contract (except those relating to divisions 10A and 10B, contracts within division 10D are assessed a $30 annual maintenance charge) by VALIC on the last day of the calendar quarter in which VALIC receives the first purchase payment, and in quarterly installments thereafter during the accumulation period. The account maintenance charge is to reimburse VALIC for administrative expenses for establishing and maintaining the record keeping for the divisions. Account maintenance charges for all divisions in the Separate Account totaled $6,854,050 and $7,174,979 for the years ended December 31, 2006 and 2005, respectively. These charges are paid by redemption of units outstanding and are included as part of the contract maintenance charge line of the statement of changes in net assets.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

3. Charges and Deductions (Continued)

Surrender Charge: When money is withdrawn from a participant's account, a surrender charge may be deducted from the amount withdrawn. VALIC received surrender charges of $7,474,099 and $7,510,509 for the years ended December 31, 2006 and 2005, respectively. The surrender charges are paid by redemption of units outstanding and represent the sum of all divisions presented in the Separate Account. These charges are included as part of the surrenders of accumulation units by termination and withdrawal line of the statement of changes in net assets.

Sales and Administrative Charge: Certain purchase payments into divisions 10A and 10B are subject to a sales and administrative charge. The percentage rate charged is based on the amount of purchase payment received. VALIC received $12,954 and $342 for the year ended December 31, 2006, in sales and administrative charges on variable annuity purchase payments for divisions 10A and 10B, respectively. VALIC received $14,479 and $513 for the year ended December 31, 2005, in sales and administrative charges on variable annuity purchase payments for divisions 10A and 10B, respectively. The sales and administrative charges are paid by redemption of units outstanding and represent the sum of all divisions presented in the Separate Account. These charges are included as part of the purchase payments line of the statement of changes in net assets.

Premium Tax Charge: Taxes on purchase payments are imposed by some states, cities, and towns. The rate will range from 0% to 3.5%. If the law of the state, city, or town requires premium taxes to be paid when purchase payments are made, VALIC will deduct the tax from such payments prior to depositing the payments into the separate account. Otherwise, such tax will be deducted from the account value when annuity payments are to begin.

Other Matters Related to Separate Account Charges: Capital surplus (which represents VALIC's investment in the Separate Account) amounts reflected in the statements of net assets for Divisions 75 and 77 and are not subject to contract owner charges since they do not represent reserves for annuity contracts issued.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

4. Purchases and Sales of Investments

The aggregate cost of shares acquired and the aggregate proceeds from shares sold during the year ended December 31, 2006 consist of the following:

                                                                      Cost of     Proceeds from
Underlying Fund                                        Division   Shares Acquired  Shares Sold
---------------                                      ------------ --------------- -------------
VALIC Company I Capital Conservation Fund               1 & 7      $140,727,345   $ 50,135,135
VALIC Company I Money Market I Fund                     2 & 6       272,133,932    210,188,050
VALIC Company I Mid Cap Index Fund                        4         630,614,760    291,814,993
VALIC Company I Asset Allocation Fund                     5          38,401,343     33,684,137
VALIC Company I Government Securities Fund                8          17,430,748     31,731,490
VALIC Company I Stock Index Fund                     10A, B, C, D   686,628,468    672,600,234
VALIC Company I International Equities Fund               11        379,073,042    197,828,005
VALIC Company I Social Awareness Fund                     12         84,992,343     82,235,243
VALIC Company I International Government Bond Fund        13         32,027,460     38,630,803
VALIC Company I Small Cap Index Fund                      14        316,578,495    169,597,532
VALIC Company I Core Equity Fund                          15         38,735,063    132,455,343
VALIC Company I Growth & Income Fund                      16         13,309,631     37,183,816
VALIC Company I Science & Technology Fund                 17         86,244,089    288,617,928
VALIC Company I Small Cap Fund                            18         87,609,098    146,632,314
Templeton Global Asset Allocation Fund /(1)/              19         13,975,286    445,898,697
VALIC Company I International Growth I Fund               20        157,217,747     70,744,629
VALIC Company I Core Value Fund                           21         47,152,684     65,087,904
Vanguard LT Investment-Grade Fund                         22         65,398,873     50,186,241
Vanguard LT Treasury Fund                                 23         65,481,177    100,030,650
Vanguard Windsor II Fund                                  24        346,807,027    247,282,913
Vanguard Wellington Fund                                  25        365,234,440    214,264,161
Putnam New Opportunities Fund /(1)/                       26         14,258,470    581,678,218
Putnam OTC & Emerging Growth Fund /(1)/                   27          5,071,495    207,008,463
Putnam Global Equity Fund /(1)/                           28         10,777,822    413,980,332
VALIC Company I Large Cap Growth Fund /(1)/               30          6,348,281    340,390,590
American Century Ultra Fund /(1)/                         31         17,067,655    980,541,495
Templeton Foreign Fund /(1)/                              32         54,404,132    747,439,352
VALIC Company II International Small Cap Equity Fund      33        369,491,973     97,217,492
VALIC Company II Small Cap Growth Fund                    35         18,723,752     17,600,481
VALIC Company II Small Cap Value Fund                     36         83,801,385     19,032,673
VALIC Company II Mid Cap Growth Fund                      37         21,590,135     13,528,030
VALIC Company II Mid Cap Value Fund                       38        138,992,819     47,990,276
VALIC Company II Capital Appreciation Fund                39          2,628,231      4,322,337
VALIC Company II Large Cap Value Fund                     40        247,369,054     17,355,857
VALIC Company II Socially Responsible Fund                41        359,318,851     38,626,207
VALIC Company II Money Market II Fund                     44        233,894,930     90,548,403
VALIC Company I Nasdaq-100(R) Index Fund                  46         20,278,499     32,283,484
Janus Adviser Worldwide Fund /(1)/                        47          1,660,140     37,679,509
VALIC Company II Aggressive Growth Lifestyle Fund         48         32,832,025     10,569,742
VALIC Company II Moderate Growth Lifestyle Fund           49         42,768,510     20,391,944

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

4. Purchases and Sales of Investments (Continued)

                                                                 Cost of     Proceeds from
Underlying Fund                                     Division Shares Acquired  Shares Sold
---------------                                     -------- --------------- -------------
VALIC Company II Conservative Growth Lifestyle Fund    50        16,001,614     9,764,616
Vanguard LifeStrategy Growth Fund                      52        33,919,594    18,138,829
Vanguard LifeStrategy Moderate Growth Fund             53        36,990,743    24,323,179
Vanguard LifeStrategy Conservative Growth Fund         54        14,573,302    10,972,381
Evergreen Special Values Fund /(1)/                    55        43,089,242   384,727,531
Evergreen Fundamental Large Cap Fund /(1)/             56        31,535,643   200,449,662
Evergreen Equity Income Fund /(1)/                     57         1,710,751    27,539,827
VALIC Company II Core Bond Fund                        58        52,854,074    16,485,631
VALIC Company II Strategic Bond Fund                   59       100,511,118    26,415,072
VALIC Company II High Yield Bond Fund                  60        64,370,312    27,049,745
Janus Fund /(1)/                                       61         2,854,887    54,309,202
AIM Large Cap Growth Fund /(1)/                        62         5,108,714    22,474,441
Credit Suisse Small Cap Growth Fund /(1)/              63        13,991,438    67,164,639
MSIF Trust Mid Cap Growth Portfolio /(1)/              64        24,759,157   144,440,131
Evergreen Special Equity Fund /(1)/                    65         6,393,395    51,750,042
SIT Small Cap Growth Fund /(1)/                        66        21,596,114   156,042,878
SIT Mid Cap Growth Fund /(1)/                          67         5,224,030    35,006,619
Ariel Fund                                             68        90,004,754   155,759,605
Ariel Appreciation Fund                                69        66,708,909   124,554,987
Lou Holland Growth Fund                                70        36,692,579    18,693,985
Dreyfus BASIC U.S. Mortgage Securities Fund /(1)/      71         4,134,390    89,466,198
VALIC Company I Blue Chip Growth Fund                  72        41,831,656    16,929,017
VALIC Company I Health Sciences Fund                   73        61,495,738    46,685,352
VALIC Company I Value Fund                             74        78,109,219   160,077,174
VALIC Company I Broad Cap Value Fund                   75        28,467,815     5,551,074
VALIC Company I Large Cap Core Fund                    76       202,965,080   111,865,186
VALIC Company I Inflation Protected Fund               77         6,526,151     6,267,961
VALIC Company I VALIC Ultra Fund                       78     1,275,842,562   233,750,981
VALIC Company I Large Capital Growth Fund              79       650,121,070   117,821,089
AIG SunAmerica 2010 High Watermark Fund                80         9,991,164     7,080,871
AIG SunAmerica 2015 High Watermark Fund                81        12,209,744     5,690,749
AIG SunAmerica 2020 High Watermark Fund                82         5,163,080     1,676,837
VALIC Company I Mid Cap Strategic Growth Fund          83       376,708,534    84,828,989
VALIC Company I Small Cap Special Values Fund          84       410,834,039    67,589,606
VALIC Company I Small Cap Strategic Growth Fund        85       207,119,786    45,109,795
VALIC Company I Small Cap Aggressive Growth Fund       86        64,712,690    16,659,722
VALIC Company I Global Equity Fund                     87       453,567,183    72,231,685
VALIC Company I Global Strategy Fund                   88       465,412,712    68,738,718
VALIC Company I Foreign Value Fund                     89       848,460,287    99,093,613

--------
/(1)/Funds were closed as of May 29, 2006.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

5. Unit Values, Net Assets and Changes in Units Outstanding

                                      VALIC                              VALIC
                                    Company I                          Company I
The accumulation units outstanding    Capital                            Capital
and analysis of the increase        Conservation                       Conservation
(decrease) in units outstanding as     Fund                               Fund
of December 31, 2006.               ------------                       ------------
                                    Division 1                         Division 7
                                    ------------                       ------------
Contracts with Mortality and
  Expense Risk Charge of:                1.00% /(2)/ /(3)/ /(4)/ /(5)/        1.00% /(2)/ /(3)/ /(4)/ /(5)/
                                    ---------                          -----------
Accumulation Unit Value             5.0557624                            2.8311854
Net Assets Attributable to
  Accumulation Units Outstanding    3,268,979                          170,943,002
                                    =========                          ===========
Accumulation Units Issued              17,448                           39,313,506
Accumulation Units Redeemed           (81,200)                         (12,062,049)
                                    ---------                          -----------
Increase (Decrease) in
  Accumulation Units Outstanding      (63,752)                          27,251,457
Beginning Accumulation Units
  Outstanding                         710,459                           33,131,168
                                    ---------                          -----------
Ending Accumulation Units
  Outstanding                         646,707                           60,382,625
                                    =========                          ===========
Contracts with Mortality and
  Expense Risk Charge of:                                                     0.80%/(2)/
                                                                       -----------
Accumulation Unit Value                                                  2.9486282
Net Assets Attributable to
  Accumulation Units Outstanding                                        35,755,834
                                                                       ===========
Accumulation Units Issued                                                9,774,191
Accumulation Units Redeemed                                             (4,398,915)
                                                                       -----------
Increase (Decrease) in
  Accumulation Units Outstanding                                         5,375,277
Beginning Accumulation Units
  Outstanding                                                            6,750,984
                                                                       -----------
Ending Accumulation Units
  Outstanding                                                           12,126,261
                                                                       ===========
Contracts with Mortality and
  Expense Risk Charge of:                                                     0.60% /(2)/
                                                                       -----------
Accumulation Unit Value                                                  3.0752907
Net Assets Attributable to
  Accumulation Units Outstanding                                         1,351,982
                                                                       ===========
Accumulation Units Issued                                                  698,999
Accumulation Units Redeemed                                               (390,503)
                                                                       -----------
Increase (Decrease) in
  Accumulation Units Outstanding                                           308,497
Beginning Accumulation Units
  Outstanding                                                              131,131
                                                                       -----------
Ending Accumulation Units
  Outstanding                                                              439,627
                                                                       ===========
Contracts with Mortality and
  Expense Risk Charge of:

Accumulation Unit Value
Net Assets Attributable to
  Accumulation Units Outstanding

Accumulation Units Issued
Accumulation Units Redeemed

Increase (Decrease) in
  Accumulation Units Outstanding
Beginning Accumulation Units
  Outstanding

Ending Accumulation Units
  Outstanding

Contracts with Mortality and
  Expense Risk Charge of:

Accumulation Unit Value
Net Assets Attributable to
  Accumulation Units Outstanding

Accumulation Units Issued
Accumulation Units Redeemed

Increase (Decrease) in
  Accumulation Units Outstanding
Beginning Accumulation Units
  Outstanding

Ending Accumulation Units
  Outstanding

                                      VALIC                        VALIC
                                    Company I                    Company I
The accumulation units outstanding    Money                        Money                         VALIC
and analysis of the increase        Market I                     Market I                    Company I Mid
(decrease) in units outstanding as     Fund                         Fund                     Cap Index Fund
of December 31, 2006.               ----------                   -----------                 --------------
                                    Division 2                   Division 6                  Division 4
                                    ----------                   -----------                 --------------
Contracts with Mortality and
  Expense Risk Charge of:                1.00% /(2) (3) (4) (5)/        1.45% /(1)/                   1.45% /(1)/
                                    ---------                    -----------                 -------------
Accumulation Unit Value             2.8947346                      1.0427528                     1.4645854
Net Assets Attributable to
  Accumulation Units Outstanding    1,487,889                        512,689                       236,428
                                    =========                    ===========                 =============
Accumulation Units Issued             120,188                        528,438                       129,344
Accumulation Units Redeemed          (242,589)                      (367,620)                     (192,366)
                                    ---------                    -----------                 -------------
Increase (Decrease) in
  Accumulation Units Outstanding     (122,401)                       160,818                       (63,022)
Beginning Accumulation Units
  Outstanding                         636,513                        330,852                       224,452
                                    ---------                    -----------                 -------------
Ending Accumulation Units
  Outstanding                         514,112                        491,670                       161,430
                                    =========                    ===========                 =============
Contracts with Mortality and
  Expense Risk Charge of:                                               1.00% /(2)(3)(4)(5)/          1.00% /(2)(3)(4)(5)/
                                                                 -----------                 -------------
Accumulation Unit Value                                            2.0439485                    10.1450566
Net Assets Attributable to
  Accumulation Units Outstanding                                 300,833,664                 2,103,459,948
                                                                 ===========                 =============
Accumulation Units Issued                                         99,746,537                    28,847,984
Accumulation Units Redeemed                                      (81,197,660)                  (20,050,658)
                                                                 -----------                 -------------
Increase (Decrease) in
  Accumulation Units Outstanding                                  18,548,877                     8,797,327
Beginning Accumulation Units
  Outstanding                                                    128,654,836                   198,552,536
                                                                 -----------                 -------------
Ending Accumulation Units
  Outstanding                                                    147,203,713                   207,349,862
                                                                 ===========                 =============
Contracts with Mortality and
  Expense Risk Charge of:                                               0.95% /(1)/                   0.95% /(1)/
                                                                 -----------                 -------------
Accumulation Unit Value                                            1.0504111                     1.6429462
Net Assets Attributable to
  Accumulation Units Outstanding                                          --                            --
                                                                 ===========                 =============
Accumulation Units Issued                                                 --                            --
Accumulation Units Redeemed                                               --                            --
                                                                 -----------                 -------------
Increase (Decrease) in
  Accumulation Units Outstanding                                          --                            --
Beginning Accumulation Units
  Outstanding                                                             --                            --
                                                                 -----------                 -------------
Ending Accumulation Units
  Outstanding                                                             --                            --
                                                                 ===========                 =============
Contracts with Mortality and
  Expense Risk Charge of:                                               0.80%/(2)/                    0.80%/(2)/
                                                                 -----------                 -------------
Accumulation Unit Value                                            2.1292607                    10.6238821
Net Assets Attributable to
  Accumulation Units Outstanding                                  72,233,336                   421,965,380
                                                                 ===========                 =============
Accumulation Units Issued                                         20,779,957                    14,873,537
Accumulation Units Redeemed                                      (14,988,211)                   (4,896,498)
                                                                 -----------                 -------------
Increase (Decrease) in
  Accumulation Units Outstanding                                   5,791,746                     9,977,039
Beginning Accumulation Units
  Outstanding                                                     28,132,393                    29,741,528
                                                                 -----------                 -------------
Ending Accumulation Units
  Outstanding                                                     33,924,139                    39,718,568
                                                                 ===========                 =============
Contracts with Mortality and
  Expense Risk Charge of:                                               0.60% /(2)/                   0.60% /(2)/
                                                                 -----------                 -------------
Accumulation Unit Value                                            2.2206541                    11.1522323
Net Assets Attributable to
  Accumulation Units Outstanding                                  11,789,806                    36,401,035
                                                                 ===========                 =============
Accumulation Units Issued                                          4,911,581                       973,163
Accumulation Units Redeemed                                      (10,860,680)                   (2,335,505)
                                                                 -----------                 -------------
Increase (Decrease) in
  Accumulation Units Outstanding                                  (5,949,099)                   (1,362,343)
Beginning Accumulation Units
  Outstanding                                                     11,258,258                     4,626,356
                                                                 -----------                 -------------
Ending Accumulation Units
  Outstanding                                                      5,309,159                     3,264,013
                                                                 ===========                 =============


The accumulation units outstanding  VALIC Company
and analysis of the increase        I Asset Allocation
(decrease) in units outstanding as        Fund
of December 31, 2006.               -----------------------------
                                    Division 5
                                    -----------------------------
Contracts with Mortality and
  Expense Risk Charge of:           1.00% /(2)/ /(3)/ /(4)/ /(5)/
                                    -----------------------------
Accumulation Unit Value                                 4.9582721
Net Assets Attributable to
  Accumulation Units Outstanding                      156,715,742
                                    =============================
Accumulation Units Issued                               1,976,858
Accumulation Units Redeemed                            (6,054,268)
                                    -----------------------------
Increase (Decrease) in
  Accumulation Units Outstanding                       (4,077,410)
Beginning Accumulation Units
  Outstanding                                          35,686,374
                                    -----------------------------
Ending Accumulation Units
  Outstanding                                          31,608,964
                                    =============================
Contracts with Mortality and
  Expense Risk Charge of:                                    0.80%/(2)/
                                    -----------------------------
Accumulation Unit Value                                 5.1841136
Net Assets Attributable to
  Accumulation Units Outstanding                       13,415,347
                                    =============================
Accumulation Units Issued                                 942,150
Accumulation Units Redeemed                              (701,422)
                                    -----------------------------
Increase (Decrease) in
  Accumulation Units Outstanding                          240,728
Beginning Accumulation Units
  Outstanding                                           2,347,052
                                    -----------------------------
Ending Accumulation Units
  Outstanding                                           2,587,780
                                    =============================
Contracts with Mortality and
  Expense Risk Charge of:                                    0.60% /(2)/
                                    -----------------------------
Accumulation Unit Value                                 5.4320094
Net Assets Attributable to
  Accumulation Units Outstanding                          224,339
                                    =============================
Accumulation Units Issued                                  14,419
Accumulation Units Redeemed                               (41,518)
                                    -----------------------------
Increase (Decrease) in
  Accumulation Units Outstanding                          (27,099)
Beginning Accumulation Units
  Outstanding                                              68,398
                                    -----------------------------
Ending Accumulation Units
  Outstanding                                              41,299
                                    =============================
Contracts with Mortality and
  Expense Risk Charge of:

Accumulation Unit Value
Net Assets Attributable to
  Accumulation Units Outstanding

Accumulation Units Issued
Accumulation Units Redeemed

Increase (Decrease) in
  Accumulation Units Outstanding
Beginning Accumulation Units
  Outstanding

Ending Accumulation Units
  Outstanding

Contracts with Mortality and
  Expense Risk Charge of:

Accumulation Unit Value
Net Assets Attributable to
  Accumulation Units Outstanding

Accumulation Units Issued
Accumulation Units Redeemed

Increase (Decrease) in
  Accumulation Units Outstanding
Beginning Accumulation Units
  Outstanding

Ending Accumulation Units
  Outstanding


                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company


                   Notes to Financial Statements (Continued)

5. Unit Values, Net Assets and Changes in Units Outstanding (Continued)

                                 VALIC
The accumulation units          Company I                            VALIC                                VALIC
outstanding and analysis of    Government                           Company I                            Company I
the increase (decrease) in     Securities                          Stock Index                          Stock Index
units outstanding as of           Fund                                Fund                                 Fund
December 31, 2006.             ----------                          ------------                         ------------
                               Division 8                          Division 10A                         Division 10B
                               ----------                          ------------                         ------------
Contracts with Mortality and
  Expense Risk Charge of:            1.00% /(2)/ /(3)/ /(4)/ /(5)/        1.00% /(2)/ /(3)/ /(4)/ /(5)/      0.4335% /(3)/
                               ----------                          -----------                           ----------
Accumulation Unit Value         2.8320354                           26.4087546                           44.3992319
Net Assets Attributable to
  Accumulation Units
  Outstanding                  87,110,116                          228,210,065                           19,234,298
                               ==========                          ===========                           ==========
Accumulation Units Issued       3,200,323                              111,248                                5,273
Accumulation Units Redeemed    (8,908,947)                          (1,494,754)                             (72,517)
                               ----------                          -----------                           ----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                  (5,708,624)                          (1,383,506)                             (67,245)
Beginning Accumulation Units
  Outstanding                  36,469,959                           10,024,961                              500,457
                               ----------                          -----------                           ----------
Ending Accumulation Units
  Outstanding                  30,761,335                            8,641,455                              433,212
                               ==========                          ===========                           ==========
Contracts with Mortality and
  Expense Risk Charge of:            0.80%/(2)/
                               ----------
Accumulation Unit Value         2.9495323
Net Assets Attributable to
  Accumulation Units
  Outstanding                  12,143,084
                               ==========
Accumulation Units Issued       2,013,276
Accumulation Units Redeemed    (1,811,543)
                               ----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                     201,733
Beginning Accumulation Units
  Outstanding                   3,915,219
                               ----------
Ending Accumulation Units
  Outstanding                   4,116,952
                               ==========
Contracts with Mortality and
  Expense Risk Charge of:            0.60% /(2)/
                               ----------
Accumulation Unit Value         3.0761854
Net Assets Attributable to
  Accumulation Units
  Outstanding                     377,655
                               ==========
Accumulation Units Issued          94,322
Accumulation Units Redeemed      (207,178)
                               ----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                    (112,856)
Beginning Accumulation Units
  Outstanding                     235,623
                               ----------
Ending Accumulation Units
  Outstanding                     122,767
                               ==========
Contracts with Mortality and
  Expense Risk Charge of:

Accumulation Unit Value
Net Assets Attributable to
  Accumulation Units
  Outstanding

Accumulation Units Issued
Accumulation Units Redeemed

Increase (Decrease) in
  Accumulation Units
  Outstanding
Beginning Accumulation Units
  Outstanding

Ending Accumulation Units
  Outstanding

Contracts with Mortality and
  Expense Risk Charge of:

Accumulation Unit Value
Net Assets Attributable to
  Accumulation Units
  Outstanding

Accumulation Units Issued
Accumulation Units Redeemed

Increase (Decrease) in
  Accumulation Units
  Outstanding
Beginning Accumulation Units
  Outstanding

Ending Accumulation Units
  Outstanding


The accumulation units           VALIC                                  VALIC
outstanding and analysis of     Company I                              Company I
the increase (decrease) in     Stock Index                            Stock Index
units outstanding as of           Fund                                   Fund
December 31, 2006.             -------------                          ------------
                               Division 10C                           Division 10D
                               -------------                          ------------
Contracts with Mortality and
  Expense Risk Charge of:               1.45% /(1)/                          1.00% /(2)/ /(3)/ /(4)/ /(5)/
                               -------------                           ----------
Accumulation Unit Value            1.0627495                            9.9349134
Net Assets Attributable to
  Accumulation Units
  Outstanding                         44,640                           26,741,699
                               =============                           ==========
Accumulation Units Issued             31,598                               57,747
Accumulation Units Redeemed         (118,424)                            (344,338)
                               -------------                           ----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                        (86,825)                            (286,591)
Beginning Accumulation Units
  Outstanding                        128,830                            2,978,546
                               -------------                           ----------
Ending Accumulation Units
  Outstanding                         42,004                            2,691,954
                               =============                           ==========
Contracts with Mortality and
  Expense Risk Charge of:               1.00% /(2)/ /(3)/ /(4)/ /(5)/
                               -------------
Accumulation Unit Value            5.6057724
Net Assets Attributable to
  Accumulation Units
  Outstanding                  3,882,478,921
                               =============
Accumulation Units Issued         50,910,950
Accumulation Units Redeemed      (80,287,028)
                               -------------
Increase (Decrease) in
  Accumulation Units
  Outstanding                    (29,376,078)
Beginning Accumulation Units
  Outstanding                    722,006,187
                               -------------
Ending Accumulation Units
  Outstanding                    692,630,109
                               =============
Contracts with Mortality and
  Expense Risk Charge of:               0.95% /(1)/
                               -------------
Accumulation Unit Value            1.4650834
Net Assets Attributable to
  Accumulation Units
  Outstanding                             --
                               =============
Accumulation Units Issued                 --
Accumulation Units Redeemed               --
                               -------------
Increase (Decrease) in
  Accumulation Units
  Outstanding                             --
Beginning Accumulation Units
  Outstanding                             --
                               -------------
Ending Accumulation Units
  Outstanding                             --
                               =============
Contracts with Mortality and
  Expense Risk Charge of:               0.80%/(2)/
                               -------------
Accumulation Unit Value            5.8187300
Net Assets Attributable to
  Accumulation Units
  Outstanding                    684,408,276
                               =============
Accumulation Units Issued         35,661,324
Accumulation Units Redeemed      (22,444,952)
                               -------------
Increase (Decrease) in
  Accumulation Units
  Outstanding                     13,216,371
Beginning Accumulation Units
  Outstanding                    104,405,219
                               -------------
Ending Accumulation Units
  Outstanding                    117,621,590
                               =============
Contracts with Mortality and
  Expense Risk Charge of:               0.60% /(2)/
                               -------------
Accumulation Unit Value            6.0533918
Net Assets Attributable to
  Accumulation Units
  Outstanding                    105,703,009
                               =============
Accumulation Units Issued          2,883,303
Accumulation Units Redeemed       (8,263,966)
                               -------------
Increase (Decrease) in
  Accumulation Units
  Outstanding                     (5,380,663)
Beginning Accumulation Units
  Outstanding                     22,842,446
                               -------------
Ending Accumulation Units
  Outstanding                     17,461,782
                               =============

                                 VALIC                                 VALIC
The accumulation units          Company I                             Company I
outstanding and analysis of    International                            Social
the increase (decrease) in        Equities                           Awareness
units outstanding as of        Fund                                     Fund
December 31, 2006.             -------------                         -----------
                               Division 11                           Division 12
                               -------------                         -----------
Contracts with Mortality and
  Expense Risk Charge of:              1.00% /(2)/ /(3)/ /(4)/ /(5)/        1.45% /(1)/
                                -----------                          -----------
Accumulation Unit Value           1.9993758                            1.0636564
Net Assets Attributable to
  Accumulation Units
  Outstanding                   793,190,222                               32,633
                                ===========                          ===========
Accumulation Units Issued       129,326,879                               28,676
Accumulation Units Redeemed     (69,013,323)                             (19,083)
                                -----------                          -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                    60,313,556                                9,593
Beginning Accumulation Units
  Outstanding                   336,425,664                               21,087
                                -----------                          -----------
Ending Accumulation Units
  Outstanding                   396,739,220                               30,680
                                ===========                          ===========
Contracts with Mortality and
  Expense Risk Charge of:              0.80%/(2)/                           1.00% /(2) (3) (4) (5)/
                                -----------                          -----------
Accumulation Unit Value           2.0687634                            4.2793942
Net Assets Attributable to
  Accumulation Units
  Outstanding                   133,156,889                          346,146,511
                                ===========                          ===========
Accumulation Units Issued        38,680,685                            7,683,727
Accumulation Units Redeemed     (31,093,475)                         (15,105,376)
                                -----------                          -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                     7,587,210                           (7,421,650)
Beginning Accumulation Units
  Outstanding                    56,778,241                           88,315,012
                                -----------                          -----------
Ending Accumulation Units
  Outstanding                    64,365,451                           80,893,362
                                ===========                          ===========
Contracts with Mortality and
  Expense Risk Charge of:              0.60% /(2)/                          0.95% /(1)/
                                -----------                          -----------
Accumulation Unit Value           2.1414709                            1.4435059
Net Assets Attributable to
  Accumulation Units
  Outstanding                     5,431,105                                   --
                                ===========                          ===========
Accumulation Units Issued         2,577,424                                   --
Accumulation Units Redeemed      (1,124,379)                                  --
                                -----------                          -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                     1,453,045                                   --
Beginning Accumulation Units
  Outstanding                     1,083,111                                   --
                                -----------                          -----------
Ending Accumulation Units
  Outstanding                     2,536,156                                   --
                                ===========                          ===========
Contracts with Mortality and
  Expense Risk Charge of:                                                   0.80%/(2)/
                                                                     -----------
Accumulation Unit Value                                                4.4213463
Net Assets Attributable to
  Accumulation Units
  Outstanding                                                         74,836,301
                                                                     ===========
Accumulation Units Issued                                              7,934,623
Accumulation Units Redeemed                                           (4,149,932)
                                                                     -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                                                          3,784,691
Beginning Accumulation Units
  Outstanding                                                         13,141,444
                                                                     -----------
Ending Accumulation Units
  Outstanding                                                         16,926,134
                                                                     ===========
Contracts with Mortality and
  Expense Risk Charge of:                                                   0.60% /(2)/
                                                                     -----------
Accumulation Unit Value                                                4.5766886
Net Assets Attributable to
  Accumulation Units
  Outstanding                                                          4,165,444
                                                                     ===========
Accumulation Units Issued                                                252,080
Accumulation Units Redeemed                                             (234,428)
                                                                     -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                                                             17,652
Beginning Accumulation Units
  Outstanding                                                            892,492
                                                                     -----------
Ending Accumulation Units
  Outstanding                                                            910,144
                                                                     ===========

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company


                   Notes to Financial Statements (Continued)

5. Unit Values, Net Assets and Changes in Units Outstanding (Continued)

The accumulation units         VALIC Company I
outstanding and analysis of         Int'l                             VALIC Company I
the increase (decrease) in     Government Bond                        Small Cap Index
units outstanding as of             Fund                                    Fund
December 31, 2006.             ---------------                        ---------------
                                 Division 13                            Division 14
                               ---------------                        ---------------
Contracts with Mortality and
  Expense Risk Charge of:               1.00% /(2)/ /(3)/ /(4)/ /(5)/          1.45% /(1)/
Accumulation Unit Value            2.3551627                              1.4944773
Net Assets Attributable to
  Accumulation Units
  Outstanding                    114,891,154                                116,948
                                 ===========                            ===========
Accumulation Units Issued          5,902,463                                 43,017
Accumulation Units Redeemed      (12,939,414)                               (74,020)
                                 -----------                            -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                     (7,036,951)                               (31,003)
Beginning Accumulation Units
  Outstanding                     55,823,550                                109,256
                                 -----------                            -----------
Ending Accumulation Units
  Outstanding                     48,786,599                                 78,253
                                 ===========                            ===========
Contracts with Mortality and
  Expense Risk Charge of:               0.80%/(2)/                             1.00% /(2) (3) (4) (5)/
                                 -----------                            -----------
Accumulation Unit Value            2.4261427                              3.9013857
Net Assets Attributable to
  Accumulation Units
  Outstanding                     20,473,762                            931,793,268
                                 ===========                            ===========
Accumulation Units Issued          3,412,072                             49,144,644
Accumulation Units Redeemed       (2,748,654)                           (30,002,207)
                                 -----------                            -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                        663,418                             19,142,437
Beginning Accumulation Units
  Outstanding                      7,775,394                            219,709,484
                                 -----------                            -----------
Ending Accumulation Units
  Outstanding                      8,438,812                            238,851,921
                                 ===========                            ===========
Contracts with Mortality and
  Expense Risk Charge of:        0.60% /(2)/                            0.95% /(1)/
                                 -----------                            -----------
Accumulation Unit Value            2.5013069                              1.7183944
Net Assets Attributable to
  Accumulation Units
  Outstanding                      1,037,848                                     --
                                 ===========                            ===========
Accumulation Units Issued            166,400                                     --
Accumulation Units Redeemed         (476,605)                                    --
                                 -----------                            -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                       (310,205)                                    --
Beginning Accumulation Units
  Outstanding                        725,127                                     --
                                 -----------                            -----------
Ending Accumulation Units
  Outstanding                        414,922                                     --
                                 ===========                            ===========
Contracts with Mortality and
  Expense Risk Charge of:                                               0.80%/(2)/
                                                                        -----------
Accumulation Unit Value                                                   4.0121504
Net Assets Attributable to
  Accumulation Units
  Outstanding                                                           178,060,411
                                                                        ===========
Accumulation Units Issued                                                18,144,264
Accumulation Units Redeemed                                             (10,702,620)
                                                                        -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                                                             7,441,644
Beginning Accumulation Units
  Outstanding                                                            36,938,650
                                                                        -----------
Ending Accumulation Units
  Outstanding                                                            44,380,293
                                                                        ===========
Contracts with Mortality and
  Expense Risk Charge of:                                               0.60% /(2)/
                                                                        -----------
Accumulation Unit Value                                                   4.1317257
Net Assets Attributable to
  Accumulation Units
  Outstanding                                                            17,383,511
                                                                        ===========
Accumulation Units Issued                                                 1,816,762
Accumulation Units Redeemed                                              (1,016,851)
                                                                        -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                                                               799,911
Beginning Accumulation Units
  Outstanding                                                             3,407,414
                                                                        -----------
Ending Accumulation Units
  Outstanding                                                             4,207,324
                                                                        ===========

The accumulation units
outstanding and analysis of                                                     VALIC Company I
the increase (decrease) in     VALIC Company I                                  Growth & Income
units outstanding as of        Core Equity Fund                                      Fund
December 31, 2006.             ----------------                       ---------------
                                 Division 15                                      Division 16
                               ----------------                       ---------------
Contracts with Mortality and
  Expense Risk Charge of:               1.00% /(2)/ /(3)/ /(4)/ /(5)/          1.45% /(1)/
Accumulation Unit Value            2.3686762                              1.0302355
Net Assets Attributable to
  Accumulation Units
  Outstanding                    389,126,200                                 33,441
                                 ===========                            ===========
Accumulation Units Issued          6,306,659                                 37,467
Accumulation Units Redeemed      (46,584,991)                               (49,266)
                                 -----------                            -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                    (40,278,331)                               (11,799)
Beginning Accumulation Units
  Outstanding                    204,573,223                                 44,260
                                 -----------                            -----------
Ending Accumulation Units
  Outstanding                    164,294,892                                 32,461
                                 ===========                            ===========
Contracts with Mortality and
  Expense Risk Charge of:               0.80%/(2)/                             1.00% /(2)/ /(3)/ /(4)/ /(5)/
                                 -----------                            -----------
Accumulation Unit Value            2.4264177                              2.4956307
Net Assets Attributable to
  Accumulation Units
  Outstanding                     63,023,376                            120,572,861
                                 ===========                            ===========
Accumulation Units Issued          8,890,319                              2,540,834
Accumulation Units Redeemed       (9,666,929)                           (13,209,058)
                                 -----------                            -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                       (776,610)                           (10,668,224)
Beginning Accumulation Units
  Outstanding                     26,750,447                             58,985,361
                                 -----------                            -----------
Ending Accumulation Units
  Outstanding                     25,973,836                             48,317,136
                                 ===========                            ===========
Contracts with Mortality and
  Expense Risk Charge of:        0.60% /(2)/                            0.95% /(1)/
                                 -----------                            -----------
Accumulation Unit Value            2.4887096                              1.4144269
Net Assets Attributable to
  Accumulation Units
  Outstanding                      3,839,647                                     --
                                 ===========                            ===========
Accumulation Units Issued            161,721                                     --
Accumulation Units Redeemed         (904,297)                                    --
                                 -----------                            -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                       (742,576)                                    --
Beginning Accumulation Units
  Outstanding                      2,285,402                                     --
                                 -----------                            -----------
Ending Accumulation Units
  Outstanding                      1,542,826                                     --
                                 ===========                            ===========
Contracts with Mortality and
  Expense Risk Charge of:                                               0.80%/(2)/
                                                                        -----------
Accumulation Unit Value                                                   2.5566146
Net Assets Attributable to
  Accumulation Units
  Outstanding                                                            16,632,780
                                                                        ===========
Accumulation Units Issued                                                 2,551,524
Accumulation Units Redeemed                                              (2,000,205)
                                                                        -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                                                               551,320
Beginning Accumulation Units
  Outstanding                                                             5,954,464
                                                                        -----------
Ending Accumulation Units
  Outstanding                                                             6,505,783
                                                                        ===========
Contracts with Mortality and
  Expense Risk Charge of:                                               0.60% /(2)/
                                                                        -----------
Accumulation Unit Value                                                   2.6222680
Net Assets Attributable to
  Accumulation Units
  Outstanding                                                               531,676
                                                                        ===========
Accumulation Units Issued                                                    44,042
Accumulation Units Redeemed                                                (136,430)
                                                                        -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                                                               (92,388)
Beginning Accumulation Units
  Outstanding                                                               295,142
                                                                        -----------
Ending Accumulation Units
  Outstanding                                                               202,754
                                                                        ===========

The accumulation units
outstanding and analysis of            VALIC Company I
the increase (decrease) in                Science &                       VALIC Company I
units outstanding as of                Technology Fund                    Small Cap Fund
December 31, 2006.             ---------------                  ---------------
                                         Division 17                        Division 18
                               ---------------                  ---------------
Contracts with Mortality and
  Expense Risk Charge of:               1.45% /(1)/                      1.00% /(2)/ /(3)/ /(4)/ /(5)/
Accumulation Unit Value            0.5330760                        2.8813225
Net Assets Attributable to
  Accumulation Units
  Outstanding                         24,640                      492,646,341
                                ============                      ===========
Accumulation Units Issued             29,856                        6,322,012
Accumulation Units Redeemed           (8,036)                     (41,274,961)
                                ------------                      -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                         21,820                      (34,952,950)
Beginning Accumulation Units
  Outstanding                         24,403                      205,943,433
                                ------------                      -----------
Ending Accumulation Units
  Outstanding                         46,223                      170,990,484
                                ============                      ===========
Contracts with Mortality and
  Expense Risk Charge of:               1.00% /(2) (3) (4) (5)/          0.80%/(2)/
                                ------------                      -----------
Accumulation Unit Value            2.3079080                        2.9646337
Net Assets Attributable to
  Accumulation Units
  Outstanding                    806,475,945                       64,520,780
                                ============                      ===========
Accumulation Units Issued         16,552,409                        8,448,023
Accumulation Units Redeemed     (100,752,426)                      (6,933,715)
                                ------------                      -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                    (84,200,018)                       1,514,308
Beginning Accumulation Units
  Outstanding                    433,689,791                       20,249,184
                                ------------                      -----------
Ending Accumulation Units
  Outstanding                    349,489,774                       21,763,492
                                ============                      ===========
Contracts with Mortality and
  Expense Risk Charge of:       0.95% /(1)/                       0.60% /(2)/
                                ------------                      -----------
Accumulation Unit Value            1.2920292                        3.0632175
Net Assets Attributable to
  Accumulation Units
  Outstanding                             --                        4,995,551
                                ============                      ===========
Accumulation Units Issued                 --                          240,664
Accumulation Units Redeemed               --                       (3,965,992)
                                ------------                      -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                             --                       (3,725,328)
Beginning Accumulation Units
  Outstanding                             --                        5,356,147
                                ------------                      -----------
Ending Accumulation Units
  Outstanding                             --                        1,630,818
                                ============                      ===========
Contracts with Mortality and
  Expense Risk Charge of:       0.80%/(2)/
                                ------------
Accumulation Unit Value            2.3637280
Net Assets Attributable to
  Accumulation Units
  Outstanding                    152,178,603
                                ============
Accumulation Units Issued         19,835,037
Accumulation Units Redeemed      (21,066,206)
                                ------------
Increase (Decrease) in
  Accumulation Units
  Outstanding                     (1,231,168)
Beginning Accumulation Units
  Outstanding                     65,611,927
                                ------------
Ending Accumulation Units
  Outstanding                     64,380,758
                                ============
Contracts with Mortality and
  Expense Risk Charge of:       0.60% /(2)/
                                ------------
Accumulation Unit Value            2.4244877
Net Assets Attributable to
  Accumulation Units
  Outstanding                     25,078,522
                                ============
Accumulation Units Issued          1,603,066
Accumulation Units Redeemed       (3,649,128)
                                ------------
Increase (Decrease) in
  Accumulation Units
  Outstanding                     (2,046,062)
Beginning Accumulation Units
  Outstanding                     12,389,905
                                ------------
Ending Accumulation Units
  Outstanding                     10,343,844
                                ============

The accumulation units
outstanding and analysis of    Templeton Global
the increase (decrease) in     Asset Allocation
units outstanding as of          Fund
December 31, 2006.             ----------------
                               Division 19
                               ----------------
Contracts with Mortality and
  Expense Risk Charge of:                1.25% /(2)/ /(6)/
Accumulation Unit Value                    --
Net Assets Attributable to
  Accumulation Units
  Outstanding                              --
                                 ============
Accumulation Units Issued           2,384,660
Accumulation Units Redeemed      (128,764,816)
                                 ------------
Increase (Decrease) in
  Accumulation Units
  Outstanding                    (126,380,157)
Beginning Accumulation Units
  Outstanding                     126,380,157
                                 ------------
Ending Accumulation Units
  Outstanding                              --
                                 ============
Contracts with Mortality and
  Expense Risk Charge of:                1.05%/(2) (6)/
                                 ------------
Accumulation Unit Value                    --
Net Assets Attributable to
  Accumulation Units
  Outstanding                              --
                                 ============
Accumulation Units Issued           2,162,909
Accumulation Units Redeemed       (22,734,825)
                                 ------------
Increase (Decrease) in
  Accumulation Units
  Outstanding                     (20,571,916)
Beginning Accumulation Units
  Outstanding                      20,571,916
                                 ------------
Ending Accumulation Units
  Outstanding                              --
                                 ============
Contracts with Mortality and
  Expense Risk Charge of:        0.85% /(2)(6)/
                                 ------------
Accumulation Unit Value                    --
Net Assets Attributable to
  Accumulation Units
  Outstanding                              --
                                 ============
Accumulation Units Issued             110,922
Accumulation Units Redeemed        (3,425,177)
                                 ------------
Increase (Decrease) in
  Accumulation Units
  Outstanding                      (3,314,255)
Beginning Accumulation Units
  Outstanding                       3,314,255
                                 ------------
Ending Accumulation Units
  Outstanding                              --
                                 ============
Contracts with Mortality and
  Expense Risk Charge of:

Accumulation Unit Value
Net Assets Attributable to
  Accumulation Units
  Outstanding

Accumulation Units Issued
Accumulation Units Redeemed

Increase (Decrease) in
  Accumulation Units
  Outstanding
Beginning Accumulation Units
  Outstanding

Ending Accumulation Units
  Outstanding

Contracts with Mortality and
  Expense Risk Charge of:

Accumulation Unit Value
Net Assets Attributable to
  Accumulation Units
  Outstanding

Accumulation Units Issued
Accumulation Units Redeemed

Increase (Decrease) in
  Accumulation Units
  Outstanding
Beginning Accumulation Units
  Outstanding

Ending Accumulation Units
  Outstanding


                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

5. Unit Values, Net Assets and Changes in Units Outstanding (Continued)

The accumulation units outstanding and           VALIC Company I
analysis of the increase (decrease) in            International                     VALIC Company I
units outstanding as of December 31,              Growth I Fund                     Core Value Fund
2006.                                    ---------------                    ---------------
                                                   Division 20                        Division 21
                                         ---------------                    ---------------
Contracts with Mortality and Expense
  Risk Charge of:                                 1.00% /(2) (3)/ /(4) (5)/          1.00% /(2)/ /(3) (4) (5)/
Accumulation Unit Value                      2.3295067                          1.8983283
Net Assets Attributable to Accumulation
  Units Outstanding                        472,308,800                        181,397,208
                                           ===========                        ===========
Accumulation Units Issued                   30,281,073                          7,964,451
Accumulation Units Redeemed                (21,714,109)                       (25,852,316)
                                           -----------                        -----------
Increase (Decrease) in Accumulation
  Units Outstanding                          8,566,964                        (17,887,865)
Beginning Accumulation Units Outstanding   194,195,625                        113,451,896
                                           -----------                        -----------
Ending Accumulation Units Outstanding      202,762,589                         95,564,030
                                           ===========                        ===========
Contracts with Mortality and Expense
  Risk Charge of:                                 0.80%/(2)/                         0.80%/(2)/
                                           -----------                        -----------
Accumulation Unit Value                      2.3960475                          1.9729867
Net Assets Attributable to Accumulation
  Units Outstanding                        127,925,142                         58,393,970
                                           ===========                        ===========
Accumulation Units Issued                   39,261,667                         17,247,680
Accumulation Units Redeemed                 (7,394,434)                        (8,287,713)
                                           -----------                        -----------
Increase (Decrease) in Accumulation
  Units Outstanding                         31,867,233                          8,959,967
Beginning Accumulation Units Outstanding    21,522,837                         20,636,771
                                           -----------                        -----------
Ending Accumulation Units Outstanding       53,390,070                         29,596,738
                                           ===========                        ===========
Contracts with Mortality and Expense
  Risk Charge of:                                 0.60% /(2)/                        0.60% /(2)/
                                           -----------                        -----------
Accumulation Unit Value                      2.4674512                          2.0577293
Net Assets Attributable to Accumulation
  Units Outstanding                          5,584,256                          3,351,721
                                           ===========                        ===========
Accumulation Units Issued                    1,176,676                            195,560
Accumulation Units Redeemed                 (3,091,542)                        (1,781,413)
                                           -----------                        -----------
Increase (Decrease) in Accumulation
  Units Outstanding                         (1,914,866)                        (1,585,853)
Beginning Accumulation Units Outstanding     4,178,033                          3,214,697
                                           -----------                        -----------
Ending Accumulation Units Outstanding        2,263,168                          1,628,845
                                           ===========                        ===========
Contracts with Mortality and Expense
  Risk Charge of:

Accumulation Unit Value
Net Assets Attributable to Accumulation
  Units Outstanding

Accumulation Units Issued
Accumulation Units Redeemed

Increase (Decrease) in Accumulation
  Units Outstanding
Beginning Accumulation Units Outstanding

Ending Accumulation Units Outstanding

Contracts with Mortality and Expense
  Risk Charge of:

Accumulation Unit Value
Net Assets Attributable to Accumulation
  Units Outstanding

Accumulation Units Issued
Accumulation Units Redeemed

Increase (Decrease) in Accumulation
  Units Outstanding
Beginning Accumulation Units Outstanding

Ending Accumulation Units Outstanding

The accumulation units outstanding and             Vanguard
analysis of the increase (decrease) in        Long-Term Corporate                      Vanguard Long-
units outstanding as of December 31,                 Fund                            Term Treasury Fund
2006.                                    -------------------                ------------------
                                                  Division 22                           Division 23
                                         -------------------                ------------------
Contracts with Mortality and Expense
  Risk Charge of:                                   1.00% /(2)/ /(3)/ /(5)/           1.00% /(2)/ /(3)/ /(4)/ /(5)/
Accumulation Unit Value                        1.9090185                         1.9309776
Net Assets Attributable to Accumulation
  Units Outstanding                          177,902,202                       220,151,289
                                             ===========                       ===========
Accumulation Units Issued                     19,835,200                        12,576,185
Accumulation Units Redeemed                  (19,201,189)                      (40,629,702)
                                             -----------                       -----------
Increase (Decrease) in Accumulation
  Units Outstanding                              634,011                       (28,053,517)
Beginning Accumulation Units Outstanding      92,563,685                       142,074,181
                                             -----------
Ending Accumulation Units Outstanding         93,197,696                       114,020,665
                                             ===========
Contracts with Mortality and Expense
  Risk Charge of:                                   0.80%/(2)/                        0.80%/(2)/
                                             -----------
Accumulation Unit Value                        2.0030257
Net Assets Attributable to Accumulation
  Units Outstanding                           44,269,625                        62,523,026
                                             ===========
Accumulation Units Issued                      8,074,099                        11,807,703
Accumulation Units Redeemed                   (5,154,054)                       (8,508,413)
                                             -----------
Increase (Decrease) in Accumulation
  Units Outstanding                            2,920,045                         3,299,290
Beginning Accumulation Units Outstanding      19,181,331                        27,830,619
                                             -----------
Ending Accumulation Units Outstanding         22,101,376                        31,129,909
                                             ===========
Contracts with Mortality and Expense
  Risk Charge of:                                   0.60% /(2)/                       0.60% /(2)/
                                             -----------
Accumulation Unit Value                        2.1096842                         2.0932894
Net Assets Attributable to Accumulation
  Units Outstanding                            3,062,413                         4,592,017
                                             ===========
Accumulation Units Issued                        354,242                           273,081
Accumulation Units Redeemed                   (1,469,275)                       (1,932,341)
                                             -----------
Increase (Decrease) in Accumulation
  Units Outstanding                           (1,115,032)                       (1,659,260)
Beginning Accumulation Units Outstanding       2,566,630                         3,852,945
                                             -----------
Ending Accumulation Units Outstanding          1,451,598                         2,193,685
                                             ===========
Contracts with Mortality and Expense
  Risk Charge of:

Accumulation Unit Value
Net Assets Attributable to Accumulation
  Units Outstanding

Accumulation Units Issued
Accumulation Units Redeemed

Increase (Decrease) in Accumulation
  Units Outstanding
Beginning Accumulation Units Outstanding

Ending Accumulation Units Outstanding

Contracts with Mortality and Expense
  Risk Charge of:

Accumulation Unit Value
Net Assets Attributable to Accumulation
  Units Outstanding

Accumulation Units Issued
Accumulation Units Redeemed

Increase (Decrease) in Accumulation
  Units Outstanding
Beginning Accumulation Units Outstanding

Ending Accumulation Units Outstanding

The accumulation units outstanding and        Vanguard             Vanguard                   Putnam
analysis of the increase (decrease) in       Windsor II           Wellington             New Opportunities
units outstanding as of December 31,            Fund                 Fund                      Fund
2006.                                    -------------        -------------        -----------------
                                             Division 24          Division 25               Division 26
                                         -------------        -------------        -----------------
Contracts with Mortality and Expense
  Risk Charge of:                                 1.25% /(2)/          1.25% /(2)/           1.45% /(1) (6)/
Accumulation Unit Value                      2.6226294            2.4728192                    --
Net Assets Attributable to Accumulation
  Units Outstanding                      1,449,902,252        1,208,984,783                    --

Accumulation Units Issued                   53,820,325           63,924,345                11,927
Accumulation Units Redeemed                (66,930,201)         (55,770,069)              (39,999)

Increase (Decrease) in Accumulation
  Units Outstanding                        (13,109,876)           8,154,277               (28,072)
Beginning Accumulation Units Outstanding   565,988,092          480,789,133                28,072
                                         -------------        -------------          ------------
Ending Accumulation Units Outstanding      552,878,216          488,943,410                    --
                                         =============        =============          ============
Contracts with Mortality and Expense                                                         1.00%
  Risk Charge of:                                 1.05%/(2)/           1.05%/(2)/                /(2)(3)(4)(5)(6)/
                                         -------------        -------------          ------------
Accumulation Unit Value                      2.7279264            2.5923118                    --
Net Assets Attributable to Accumulation
  Units Outstanding                        343,528,261          272,516,342                    --
                                         =============        =============          ============
Accumulation Units Issued                   36,436,794           41,473,677             3,990,745
Accumulation Units Redeemed                (18,952,913)         (22,818,448)         (353,125,061)
                                         -------------        -------------          ------------
Increase (Decrease) in Accumulation
  Units Outstanding                         17,483,881           18,655,229          (349,134,316)
Beginning Accumulation Units Outstanding   108,446,296           86,469,604           349,134,316
                                         -------------        -------------          ------------
Ending Accumulation Units Outstanding      125,930,178          105,124,832                    --
                                         =============        =============          ============
Contracts with Mortality and Expense
  Risk Charge of:                                 0.85% /(2)/          0.85% /(2)/           0.95% /(1)(6)/
                                         -------------        -------------          ------------
Accumulation Unit Value                      2.8479610            2.7302999                    --
Net Assets Attributable to Accumulation
  Units Outstanding                         49,911,191           46,945,106                    --
                                         =============        =============          ============
Accumulation Units Issued                    3,661,055            3,609,788                    --
Accumulation Units Redeemed                (14,647,637)          (5,516,604)                   --
                                         -------------        -------------          ------------
Increase (Decrease) in Accumulation
  Units Outstanding                        (10,986,582)          (1,906,816)                   --
Beginning Accumulation Units Outstanding    28,511,819           19,100,937                    --
                                         -------------        -------------          ------------
Ending Accumulation Units Outstanding       17,525,237           17,194,121                    --
                                         =============        =============          ============
Contracts with Mortality and Expense
  Risk Charge of:                                                                            0.80%/(2)(6)/
                                                                                     ------------
Accumulation Unit Value                                                                        --
Net Assets Attributable to Accumulation
  Units Outstanding                                                                            --
                                                                                     ============
Accumulation Units Issued                                                               5,250,002
Accumulation Units Redeemed                                                           (78,053,223)
                                                                                     ------------
Increase (Decrease) in Accumulation
  Units Outstanding                                                                   (72,803,221)
Beginning Accumulation Units Outstanding                                               72,803,221
                                                                                     ------------
Ending Accumulation Units Outstanding                                                          --
                                                                                     ============
Contracts with Mortality and Expense
  Risk Charge of:

Accumulation Unit Value
Net Assets Attributable to Accumulation
  Units Outstanding

Accumulation Units Issued
Accumulation Units Redeemed

Increase (Decrease) in Accumulation
  Units Outstanding
Beginning Accumulation Units Outstanding

Ending Accumulation Units Outstanding


                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

5. Unit Values, Net Assets and Changes in Units Outstanding (Continued)

The accumulation units
outstanding and analysis of      Putnam OTC &                    Putnam                       VALIC Company I
the increase (decrease) in     Emerging Growth                Global Equity                 Large Cap Growth
units outstanding as of            Fund                           Fund                          Fund
December 31, 2006.             ---------------                -------------                 -----------------
                                 Division 27                    Division 28                   Division 30
                               ---------------                -------------                 -----------------
Contracts with Mortality and
  Expense Risk Charge of:               1.45% /(1) (6)/               1.45% /(1) (6)/                 1.00% /(2) (3) (4) (5) (6)/
Accumulation Unit Value                   --                            --                              --
Net Assets Attributable to
  Accumulation Units
  Outstanding                             --                            --                              --
                                ============                  ============                    ============
Accumulation Units Issued                409                        12,634                       1,522,324
Accumulation Units Redeemed             (845)                      (55,729)                   (252,816,226)
                                ------------                  ------------                    ------------
Increase (Decrease) in
  Accumulation Units
  Outstanding                           (436)                      (43,095)                   (251,293,902)
Beginning Accumulation Units
  Outstanding                            436                        43,095                     251,293,902
                                ------------                  ------------                    ------------
Ending Accumulation Units
  Outstanding                             --                            --                              --
                                ============                  ============                    ============
Contracts with Mortality and            1.00%                         1.00%
  Expense Risk Charge of:                   /(2)(3)(4)(5)(6)/             /(2)(3)(4)(5)(6)/           0.80%/(2)(6)/
                                ------------                  ------------                    ------------
Accumulation Unit Value                   --                            --                              --
Net Assets Attributable to
  Accumulation Units
  Outstanding                             --                            --                              --
                                ============                  ============                    ============
Accumulation Units Issued          3,820,534                     2,296,107                       2,706,708
Accumulation Units Redeemed     (256,715,178)                 (207,985,837)                    (41,020,861)
                                ------------                  ------------                    ------------
Increase (Decrease) in
  Accumulation Units
  Outstanding                   (252,894,644)                 (205,689,731)                    (38,314,153)
Beginning Accumulation Units
  Outstanding                    252,894,644                   205,689,731                      38,314,153
                                ------------                  ------------                    ------------
Ending Accumulation Units
  Outstanding                             --                            --                              --
                                ============                  ============                    ============
Contracts with Mortality and
  Expense Risk Charge of:               0.95% /(1)(6)/                0.95% /(1)(6)/                  0.60% /(2)(6)/
                                ------------                  ------------                    ------------
Accumulation Unit Value                   --                            --                              --
Net Assets Attributable to
  Accumulation Units
  Outstanding                             --                            --                              --
                                ============                  ============                    ============
Accumulation Units Issued                 --                            --                         223,598
Accumulation Units Redeemed               --                            --                     (11,313,662)
                                ------------                  ------------                    ------------
Increase (Decrease) in
  Accumulation Units
  Outstanding                             --                            --                     (11,090,063)
Beginning Accumulation Units
  Outstanding                             --                            --                      11,090,063
                                ------------                  ------------                    ------------
Ending Accumulation Units
  Outstanding                             --                            --                              --
                                ============                  ============                    ============
Contracts with Mortality and
  Expense Risk Charge of:               0.80%/(2)(6)/                 0.80%/(2)(6)/
                                ------------                  ------------
Accumulation Unit Value                   --                            --
Net Assets Attributable to
  Accumulation Units
  Outstanding                             --                            --
                                ============                  ============
Accumulation Units Issued          2,882,584                     2,586,770
Accumulation Units Redeemed      (43,541,703)                  (47,792,227)
                                ------------                  ------------
Increase (Decrease) in
  Accumulation Units
  Outstanding                    (40,659,119)                  (45,205,457)
Beginning Accumulation Units
  Outstanding                     40,659,119                    45,205,457
                                ------------                  ------------
Ending Accumulation Units
  Outstanding                             --                            --
                                ============                  ============
Contracts with Mortality and
  Expense Risk Charge of:               0.60% /(2)(6)/                0.60% /(2)(6)/
                                ------------                  ------------
Accumulation Unit Value                   --                            --
Net Assets Attributable to
  Accumulation Units
  Outstanding                             --                            --
                                ============                  ============
Accumulation Units Issued            212,088                     1,412,921
Accumulation Units Redeemed       (7,375,919)                  (15,524,591)
                                ------------                  ------------
Increase (Decrease) in
  Accumulation Units
  Outstanding                     (7,163,831)                  (14,111,669)
Beginning Accumulation Units
  Outstanding                      7,163,831                    14,111,669
                                ------------                  ------------
Ending Accumulation Units
  Outstanding                             --                            --
                                ============                  ============

The accumulation units
outstanding and analysis of      American                Templeton                           VALIC Company II
the increase (decrease) in     Century Ultra              Foreign                          International
units outstanding as of            Fund                    Fund                                Growth II Fund
December 31, 2006.             -------------           -------------                       ------------------
                                 Division 31             Division 32                         Division 33
                               -------------           -------------                       ------------------
Contracts with Mortality and
  Expense Risk Charge of:              1.45% /(1) (6)/         1.00% /(2) (3) (4) (5) (6)/           0.75%/ (2)/
Accumulation Unit Value                  --                      --                             2.0705138
Net Assets Attributable to
  Accumulation Units
  Outstanding                            --                      --                           483,899,013
                               ============            ============                           ===========
Accumulation Units Issued             1,549              18,323,569                           146,111,206
Accumulation Units Redeemed         (48,533)           (292,352,906)                          (34,087,703)
                               ------------            ------------                           -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                       (46,985)           (274,029,337)                          112,023,502
Beginning Accumulation Units
  Outstanding                        46,985             274,029,337                           121,703,328
                               ------------            ------------                           -----------
Ending Accumulation Units
  Outstanding                            --                      --                           233,726,830
                               ============            ============                           ===========
Contracts with Mortality and
  Expense Risk Charge of:              1.04%/(2)(6)/           0.80%/(2)(6)/                         0.55%/(2)/
                               ------------            ------------                           -----------
Accumulation Unit Value                  --                      --                             2.1051984
Net Assets Attributable to
  Accumulation Units
  Outstanding                            --                      --                            82,409,846
                               ============            ============                           ===========
Accumulation Units Issued         2,910,455               7,137,412                            32,401,671
Accumulation Units Redeemed    (494,330,345)            (61,668,496)                           (9,831,178)
                               ------------            ------------                           -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                  (491,419,890)            (54,531,084)                           22,570,492
Beginning Accumulation Units
  Outstanding                   491,419,890              54,531,084                            16,575,388
                               ------------            ------------                           -----------
Ending Accumulation Units
  Outstanding                            --                      --                            39,145,880
                               ============            ============                           ===========
Contracts with Mortality and
  Expense Risk Charge of:              0.95% /(1)(6)/          0.60% /(2)(6)/                        0.35%/(2)/
                               ------------            ------------                           -----------
Accumulation Unit Value                  --                      --                             2.1405840
Net Assets Attributable to
  Accumulation Units
  Outstanding                            --                      --                             4,758,429
                               ============            ============                           ===========
Accumulation Units Issued                --                 554,486                             2,631,611
Accumulation Units Redeemed              --              (8,986,376)                           (3,872,503)
                               ------------            ------------                           -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                            --              (8,431,889)                           (1,240,892)
Beginning Accumulation Units
  Outstanding                            --               8,431,889                             3,463,850
                               ------------            ------------                           -----------
Ending Accumulation Units
  Outstanding                            --                      --                             2,222,958
                               ============            ============                           ===========
Contracts with Mortality and
  Expense Risk Charge of:              0.84% /(2)(6)/
                               ------------
Accumulation Unit Value                  --
Net Assets Attributable to
  Accumulation Units
  Outstanding                            --
                               ============
Accumulation Units Issued         4,806,421
Accumulation Units Redeemed     (96,129,476)
                               ------------
Increase (Decrease) in
  Accumulation Units
  Outstanding                   (91,323,054)
Beginning Accumulation Units
  Outstanding                    91,323,054
                               ------------
Ending Accumulation Units
  Outstanding                            --
                               ============
Contracts with Mortality and
  Expense Risk Charge of:              0.64%/(2)(6)/
                               ------------
Accumulation Unit Value                  --
Net Assets Attributable to
  Accumulation Units
  Outstanding                            --
                               ============
Accumulation Units Issued           934,789
Accumulation Units Redeemed     (19,920,189)
                               ------------
Increase (Decrease) in
  Accumulation Units
  Outstanding                   (18,985,400)
Beginning Accumulation Units
  Outstanding                    18,985,400
                               ------------
Ending Accumulation Units
  Outstanding                            --
                               ============

The accumulation units
outstanding and analysis of      VALIC Company II
the increase (decrease) in     Small Cap Growth
units outstanding as of            Fund
December 31, 2006.             ------------------
                                 Division 35
                               ------------------
Contracts with Mortality and
  Expense Risk Charge of:                1.45% /(1)/
Accumulation Unit Value             0.9027183
Net Assets Attributable to
  Accumulation Units
  Outstanding                          28,383
                                   ==========
Accumulation Units Issued              19,285
Accumulation Units Redeemed           (35,533)
                                   ----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                         (16,248)
Beginning Accumulation Units
  Outstanding                          47,690
                                   ----------
Ending Accumulation Units
  Outstanding                          31,442
                                   ==========
Contracts with Mortality and
  Expense Risk Charge of:                0.95% /(1)/
                                   ----------
Accumulation Unit Value             1.5374999
Net Assets Attributable to
  Accumulation Units
  Outstanding                              --
                                   ==========
Accumulation Units Issued                  --
Accumulation Units Redeemed                --
                                   ----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                              --
Beginning Accumulation Units
  Outstanding                              --
                                   ----------
Ending Accumulation Units
  Outstanding                              --
                                   ==========
Contracts with Mortality and
  Expense Risk Charge of:                0.75%/(2)/
                                   ----------
Accumulation Unit Value             1.6244539
Net Assets Attributable to
  Accumulation Units
  Outstanding                      38,014,358
                                   ==========
Accumulation Units Issued           8,743,841
Accumulation Units Redeemed        (8,367,424)
                                   ----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                         376,417
Beginning Accumulation Units
  Outstanding                      23,026,702
                                   ----------
Ending Accumulation Units
  Outstanding                      23,403,119
                                   ==========
Contracts with Mortality and
  Expense Risk Charge of:                0.55%/(2)/
                                   ----------
Accumulation Unit Value             1.6516363
Net Assets Attributable to
  Accumulation Units
  Outstanding                       8,448,553
                                   ==========
Accumulation Units Issued           2,651,841
Accumulation Units Redeemed        (1,597,223)
                                   ----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                       1,054,618
Beginning Accumulation Units
  Outstanding                       4,060,645
                                   ----------
Ending Accumulation Units
  Outstanding                       5,115,263
                                   ==========
Contracts with Mortality and
  Expense Risk Charge of:                0.35%/(2)/
                                   ----------
Accumulation Unit Value             1.6794504
Net Assets Attributable to
  Accumulation Units
  Outstanding                       1,132,521
                                   ==========
Accumulation Units Issued             251,773
Accumulation Units Redeemed        (1,297,034)
                                   ----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                      (1,045,261)
Beginning Accumulation Units
  Outstanding                       1,719,601
                                   ----------
Ending Accumulation Units
  Outstanding                         674,340
                                   ==========

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

5. Unit Values, Net Assets and Changes

in Units Outstanding (Continued)

The accumulation units
outstanding and analysis of          VALIC              VALIC             VALIC             VALIC               VALIC
the increase                      Company II         Company II        Company II         Company II         Company II
(decrease) in units
outstanding as of                  Small Cap           Mid Cap           Mid Cap           Capital            Large Cap
December 31, 2006.                   Value             Growth             Value          Appreciation           Value
                                     Fund               Fund              Fund               Fund               Fund
                               -----------        -----------       -----------        ------------       -----------
                                  Division 36        Division 37       Division 38       Division 39         Division 40
                               -----------        -----------       -----------        ------------       -----------
Contracts with Mortality and
  Expense Risk Charge of:             0.75%/ (2)/       0.75%/ (2)/        0.75%/ (2)/        1.45% /(1)/        0.75%/ (2)/
Accumulation Unit Value          2.4736263         1.3124865          3.3469304          0.7543568          2.1076226
Net Assets Attributable to
  Accumulation Units
  Outstanding                  127,701,955        49,453,927        332,481,450                 --        241,679,295
                               ===========        ==========        ===========         ==========        ===========
Accumulation Units Issued       22,577,952        10,543,268         21,116,729                 --         93,912,956
Accumulation Units Redeemed     (4,891,960)       (8,629,926)        (8,970,415)                --         (4,313,706)
                               -----------        ----------        -----------         ----------        -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                   17,685,992         1,913,341         12,146,314                 --         89,599,250
Beginning Accumulation Units
  Outstanding                   33,942,615        35,768,812         87,198,782                 --         25,083,084
                               -----------        ----------        -----------         ----------        -----------
Ending Accumulation Units
  Outstanding                   51,628,606        37,682,153         99,345,096                 --        114,682,334
                               ===========        ==========        ===========         ==========        ===========
Contracts with Mortality and
  Expense Risk Charge of:             0.55%/(2)/        0.55%/(2)/         0.55%/(2)/         0.95% /(1)/        0.55%/(2)/
Accumulation Unit Value          2.5149758         1.3344272          3.4029244          1.2710212          2.1429448
Net Assets Attributable to
  Accumulation Units
  Outstanding                   27,097,971        10,729,952         66,796,220                 --         54,710,145
                               ===========        ==========        ===========         ==========        ===========
Accumulation Units Issued        6,509,419         3,433,325          8,880,058                 --         23,052,811
Accumulation Units Redeemed     (1,625,133)       (1,765,427)        (3,496,569)                --         (2,753,398)
                               -----------        ----------        -----------         ----------        -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                    4,884,286         1,667,898          5,383,489                 --         20,299,413
Beginning Accumulation Units
  Outstanding                    5,890,358         6,372,968         14,245,575                 --          5,230,944
                               -----------        ----------        -----------         ----------        -----------
Ending Accumulation Units
  Outstanding                   10,774,645         8,040,867         19,629,064                 --         25,530,357
                               ===========        ==========        ===========         ==========        ===========
Contracts with Mortality and
  Expense Risk Charge of:             0.35%/(2)/        0.35%/(2)/         0.35%/(2)/         0.75%/(2)/         0.35%/(2)/
                               -----------        ----------        -----------         ----------        -----------
Accumulation Unit Value          2.5572583         1.3569123          3.4601862          1.0011767          2.1789925
Net Assets Attributable to
  Accumulation Units
  Outstanding                    6,625,039           938,753         13,500,877          6,855,544          2,494,066
                               ===========        ==========        ===========         ==========        ===========
Accumulation Units Issued        1,754,413           288,942          1,497,134          2,000,795          1,040,324
Accumulation Units Redeemed     (4,497,352)         (609,970)        (4,351,028)        (2,326,148)          (763,433)
                               -----------        ----------        -----------         ----------        -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                   (2,742,939)         (321,028)        (2,853,894)          (325,353)           276,890
Beginning Accumulation Units
  Outstanding                    5,333,620         1,012,858          6,755,672          7,173,328            867,705
                               -----------        ----------        -----------         ----------        -----------
Ending Accumulation Units
  Outstanding                    2,590,680           691,830          3,901,778          6,847,976          1,144,596
                               ===========        ==========        ===========         ==========        ===========
Contracts with Mortality and
  Expense Risk Charge of:                                                                     0.55%/(2)/
                                                                                        ----------
Accumulation Unit Value                                                                  1.0179608
Net Assets Attributable to
  Accumulation Units
  Outstanding                                                                            1,595,027
                                                                                        ==========
Accumulation Units Issued                                                                  599,137
Accumulation Units Redeemed                                                               (560,580)
                                                                                        ----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                                                                               38,556
Beginning Accumulation Units
  Outstanding                                                                            1,528,329
                                                                                        ----------
Ending Accumulation Units
  Outstanding                                                                            1,566,885
                                                                                        ==========
Contracts with Mortality and
  Expense Risk Charge of:                                                                     0.35%/(2)/
                                                                                        ----------
Accumulation Unit Value                                                                  1.0350985
Net Assets Attributable to
  Accumulation Units
  Outstanding                                                                              996,198
                                                                                        ==========
Accumulation Units Issued                                                                  161,148
Accumulation Units Redeemed                                                             (1,568,671)
                                                                                        ----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                                                                           (1,407,523)
Beginning Accumulation Units
  Outstanding                                                                            2,369,942
                                                                                        ----------
Ending Accumulation Units
  Outstanding                                                                              962,418
                                                                                        ==========

The accumulation units
outstanding and analysis of          VALIC              VALIC
the increase                      Company II         Company II
(decrease) in units
outstanding as of                  Socially             Money
December 31, 2006.                Responsible         Market II
                                     Fund               Fund
                               -----------        -----------
                                  Division 41        Division 44
                               -----------        -----------
Contracts with Mortality and
  Expense Risk Charge of:             0.75%/ (2)/        0.75%/ (2)/
Accumulation Unit Value          1.4806670          1.2133800
Net Assets Attributable to
  Accumulation Units
  Outstanding                  423,047,691        189,644,953
                               ===========        ===========
Accumulation Units Issued      208,784,076        151,251,536
Accumulation Units Redeemed    (15,672,617)       (50,369,620)
                               -----------        -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                  193,111,459        100,881,916
Beginning Accumulation Units
  Outstanding                   92,619,529         55,418,724
                               -----------        -----------
Ending Accumulation Units
  Outstanding                  285,730,988        156,300,640
                               ===========        ===========
Contracts with Mortality and
  Expense Risk Charge of:             0.55%/(2)/         0.55%/(2)/
Accumulation Unit Value          1.5054444          1.2336863
Net Assets Attributable to
  Accumulation Units
  Outstanding                   66,467,816         32,422,790
                               ===========        ===========
Accumulation Units Issued       39,721,374         28,959,287
Accumulation Units Redeemed     (8,198,652)       (16,000,469)
                               -----------        -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                   31,522,722         12,958,818
Beginning Accumulation Units
  Outstanding                   12,628,904         13,322,408
                               -----------        -----------
Ending Accumulation Units
  Outstanding                   44,151,626         26,281,226
                               ===========        ===========
Contracts with Mortality and
  Expense Risk Charge of:             0.35%/(2)/         0.35%/(2)/
                               -----------        -----------
Accumulation Unit Value          1.5307878          1.2544421
Net Assets Attributable to
  Accumulation Units
  Outstanding                    2,690,763          3,778,915
                               ===========        ===========
Accumulation Units Issued        1,411,762          5,277,958
Accumulation Units Redeemed       (952,731)        (3,319,820)
                               -----------        -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                      459,031          1,958,139
Beginning Accumulation Units
  Outstanding                    1,298,733          1,054,289
                               -----------        -----------
Ending Accumulation Units
  Outstanding                    1,757,764          3,012,427
                               ===========        ===========
Contracts with Mortality and
  Expense Risk Charge of:

Accumulation Unit Value
Net Assets Attributable to
  Accumulation Units
  Outstanding

Accumulation Units Issued
Accumulation Units Redeemed

Increase (Decrease) in
  Accumulation Units
  Outstanding
Beginning Accumulation Units
  Outstanding

Ending Accumulation Units
  Outstanding

Contracts with Mortality and
  Expense Risk Charge of:

Accumulation Unit Value
Net Assets Attributable to
  Accumulation Units
  Outstanding

Accumulation Units Issued
Accumulation Units Redeemed

Increase (Decrease) in
  Accumulation Units
  Outstanding
Beginning Accumulation Units
  Outstanding

Ending Accumulation Units
  Outstanding


                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

5. Unit Values, Net Assets and Changes
   in Units Outstanding (Continued)


The accumulation units           VALIC                                VALIC                                   VALIC
outstanding and analysis of    Company II                           Company II                              Company II
the increase (decrease) in      Small Cap                             Mid Cap                                 Mid Cap
units outstanding as of        Value Fund                           Growth Fund                             Value Fund
December 31, 2006              -----------                          -----------                             -----------
                               Division 36                          Division 37                             Division 38
                               -----------                          -----------                             -----------
Contracts with Mortality and
  Expense Risk Charge of:             1.00% /(2)/ /(3)/ /(4)/ /(5)/        1.45% /(1)/ /(6)/                      1.45% /(1)/
                               -----------                          -----------                             ----------
Accumulation Unit Value          0.4995913                                   --                              1.2323909
Net Assets Attributable to
  Accumulation Units
  Outstanding                   67,209,754                                   --                                100,950
                               ===========                          ===========                             ==========
Accumulation Units Issued       28,671,516                                3,250                                 58,470
Accumulation Units Redeemed    (47,488,949)                             (47,233)                               (37,914)
                               -----------                          -----------                             ----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                  (18,817,432)                             (43,983)                                20,557
Beginning Accumulation Units
  Outstanding                  153,359,003                               43,983                                 61,357
                               -----------                          -----------                             ----------
Ending Accumulation Units
  Outstanding                  134,541,571                                   --                                 81,914
                               ===========                          ===========                             ==========
Contracts with Mortality and
  Expense Risk Charge of:             0.80%/(2)/                           1.00% /(2)/ /(3)/ /(4)/ /(5)/(6)       0.75%/(2)/
                               -----------                          -----------                             ----------
Accumulation Unit Value          0.5058051                                   --                              1.8235334
Net Assets Attributable to
  Accumulation Units
  Outstanding                   11,750,694                                   --                             54,554,067
                               ===========                          ===========                             ==========
Accumulation Units Issued       11,471,267                            1,593,083                             12,415,882
Accumulation Units Redeemed    (13,774,605)                         (43,194,503)                            (4,252,168)
                               -----------                          -----------                             ----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                   (2,303,338)                         (41,601,420)                             8,163,714
Beginning Accumulation Units
  Outstanding                   25,535,001                           41,601,420                             21,755,930
                               -----------                          -----------                             ----------
Ending Accumulation Units
  Outstanding                   23,231,663                                   --                             29,919,644
                               ===========                          ===========                             ==========
Contracts with Mortality and
  Expense Risk Charge of:             0.60% /(2)/                          0.95% /(1)(6)/                         0.95% /(1)/
                               -----------                          -----------                             ----------
Accumulation Unit Value          0.5120789                                   --                              1.6110618
Net Assets Attributable to
  Accumulation Units
  Outstanding                    1,207,477                                   --                                     --
                               ===========                          ===========                             ==========
Accumulation Units Issued        1,673,058                                   --                                     --
Accumulation Units Redeemed     (4,398,788)                                  --                                     --
                               -----------                          -----------                             ----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                   (2,725,731)                                  --                                     --
Beginning Accumulation Units
  Outstanding                    5,083,720                                   --                                     --
                               -----------                          -----------                             ----------
Ending Accumulation Units
  Outstanding                    2,357,989                                   --                                     --
                               ===========                          ===========                             ==========
Contracts with Mortality and
  Expense Risk Charge of:                                                  0.80%/(2)(6)/                          0.55%/(2)/
                                                                    -----------                             ----------
Accumulation Unit Value                                                      --                              1.8541380
Net Assets Attributable to
  Accumulation Units
  Outstanding                                                                --                              9,533,520
                                                                    ===========                             ==========
Accumulation Units Issued                                               529,655                              3,094,002
Accumulation Units Redeemed                                          (8,940,576)                            (1,196,765)
                                                                    -----------                             ----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                                                        (8,410,921)                             1,897,237
Beginning Accumulation Units
  Outstanding                                                         8,410,921                              3,244,516
                                                                    -----------                             ----------
Ending Accumulation Units
  Outstanding                                                                --                              5,141,753
                                                                    ===========                             ==========
Contracts with Mortality and
  Expense Risk Charge of:                                                  0.60% /(2)(6)/                         0.35%/(2)/
                                                                    -----------                             ----------
Accumulation Unit Value                                                      --                              1.8853135
Net Assets Attributable to
  Accumulation Units
  Outstanding                                                                --                              1,579,330
                                                                    ===========                             ==========
Accumulation Units Issued                                                85,405                                374,825
Accumulation Units Redeemed                                          (1,197,229)                            (1,231,529)
                                                                    -----------                             ----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                                                        (1,111,824)                              (856,704)
Beginning Accumulation Units
  Outstanding                                                         1,111,824                              1,694,406
                                                                    -----------                             ----------
Ending Accumulation Units
  Outstanding                                                                --                                837,701
                                                                    ===========                             ==========

                                 VALIC                                VALIC             VALIC
The accumulation units         Company II           VALIC           Company II        Company II
outstanding and analysis of      Capital          Company II          Socially          Money
the increase (decrease) in     Appreciation        Large Cap        Responsible       Market II
units outstanding as of           Fund            Value Fund           Fund              Fund
December 31, 2006              ------------       -----------       -----------       -----------
                               Division 39        Division 40       Division 41       Division 44
                               ------------       -----------       -----------       -----------
Contracts with Mortality and
  Expense Risk Charge of:             1.45% /(1)/       1.45% /(1)/       1.25% /(2)/       1.25% /(2)/
                                ----------        ----------        ----------        ----------
Accumulation Unit Value          1.2774703         1.2650775         1.6151146         1.5697948
Net Assets Attributable to
  Accumulation Units
  Outstanding                      184,129           130,962        87,943,568        97,982,624
                                ==========        ==========        ==========        ==========
Accumulation Units Issued          125,986            66,954        15,890,367        17,059,600
Accumulation Units Redeemed       (134,578)         (112,016)       (7,454,132)       (9,206,345)
                                ----------        ----------        ----------        ----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                       (8,591)          (45,062)        8,436,235         7,853,255
Beginning Accumulation Units
  Outstanding                      152,727           148,583        46,018,176        54,569,540
                                ----------        ----------        ----------        ----------
Ending Accumulation Units
  Outstanding                      144,136           103,521        54,454,410        62,422,794
                                ==========        ==========        ==========        ==========
Contracts with Mortality and
  Expense Risk Charge of:             0.75%/(2)/        0.75%/(2)/        1.05%/(2)/        1.05%/(2)/
                                ----------        ----------        ----------        ----------
Accumulation Unit Value          1.8435957         1.7761514         1.6420452         1.5959107
Net Assets Attributable to
  Accumulation Units
  Outstanding                   82,391,200        30,291,513        17,500,821        19,920,868
                                ==========        ==========        ==========        ==========
Accumulation Units Issued       15,166,501         5,727,516         4,402,878         4,669,925
Accumulation Units Redeemed     (7,631,324)       (3,823,920)       (1,929,209)       (2,754,975)
                                ----------        ----------        ----------        ----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                    7,535,177         1,903,597         2,473,669         1,914,950
Beginning Accumulation Units
  Outstanding                   37,159,710        15,152,237         8,184,272        10,567,495
                                ----------        ----------        ----------        ----------
Ending Accumulation Units
  Outstanding                   44,694,888        17,055,833        10,657,941        12,482,445
                                ==========        ==========        ==========        ==========
Contracts with Mortality and
  Expense Risk Charge of:             0.95% /(1)/       0.95% /(1)/       0.85% /(2)/       0.85% /(2)/
                                ----------        ----------        ----------        ----------
Accumulation Unit Value          1.4469540         1.3242249         1.6693387         1.6225305
Net Assets Attributable to
  Accumulation Units
  Outstanding                           --                --         3,639,163         4,568,322
                                ==========        ==========        ==========        ==========
Accumulation Units Issued               --                --           285,041           498,230
Accumulation Units Redeemed             --                --        (3,744,110)       (7,249,176)
                                ----------        ----------        ----------        ----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                           --                --        (3,459,069)       (6,750,945)
Beginning Accumulation Units
  Outstanding                           --                --         5,639,072         9,566,499
                                ----------        ----------        ----------        ----------
Ending Accumulation Units
  Outstanding                           --                --         2,180,003         2,815,554
                                ==========        ==========        ==========        ==========
Contracts with Mortality and
  Expense Risk Charge of:             0.55%/(2)/        0.55%/(2)/
                                ----------        ----------
Accumulation Unit Value          1.8744600         1.8059069
Net Assets Attributable to
  Accumulation Units
  Outstanding                   13,228,603         8,288,173
                                ==========        ==========
Accumulation Units Issued        3,695,585         2,087,631
Accumulation Units Redeemed     (1,767,587)       (1,251,750)
                                ----------        ----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                    1,927,998           835,880
Beginning Accumulation Units
  Outstanding                    5,129,289         3,753,599
                                ----------        ----------
Ending Accumulation Units
  Outstanding                    7,057,287         4,589,479
                                ==========        ==========
Contracts with Mortality and
  Expense Risk Charge of:             0.35%/(2)/        0.35%/(2)/
                                ----------        ----------
Accumulation Unit Value          1.9059642         1.8362252
Net Assets Attributable to
  Accumulation Units
  Outstanding                      947,535           547,287
                                ==========        ==========
Accumulation Units Issued          182,368           114,894
Accumulation Units Redeemed     (3,074,640)         (927,516)
                                ----------        ----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                   (2,892,272)         (812,623)
Beginning Accumulation Units
  Outstanding                    3,389,414         1,110,673
                                ----------        ----------
Ending Accumulation Units
  Outstanding                      497,142           298,050
                                ==========        ==========

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

5. Unit Values, Net Assets and Changes
   in Units Outstanding (Continued)

The accumulation units
outstanding and analysis
of the increase           Vanguard LifeStrategy    Evergreen
(decrease) in units        Conservative Growth   Special Values
outstanding as of               Fund                 Fund
December 31, 2006.        ---------------------  --------------
                              Division 54          Division 55
                          ---------------------  --------------
Contracts with Mortality
  and Expense Risk
  Charge of:                         1.25% /(2)/          1.00% /(2)/ /(3)/ /(4)/ /(5)/ /(6)/
                               ----------         ------------
Accumulation Unit Value         1.4998252                   --
Net Assets Attributable
  to Accumulation Units
  Outstanding                  37,391,241                   --
                               ==========         ============
Accumulation Units Issued       6,745,713           14,207,066
Accumulation Units
  Redeemed                     (5,433,992)        (142,486,046)
                               ----------         ------------
Increase (Decrease) in
  Accumulation Units
  Outstanding                   1,311,721         (128,278,981)
Beginning Accumulation
  Units Outstanding            23,620,566          128,278,981
                               ----------         ------------
Ending Accumulation
  Units Outstanding            24,932,287                   --
                               ==========         ============
Contracts with Mortality
  and Expense Risk
  Charge of:                         1.05%/(2)/           0.80%/(2)/ /(6)/
                               ----------         ------------
Accumulation Unit Value         1.5247775                   --
Net Assets Attributable
  to Accumulation Units
  Outstanding                   6,860,803                   --
                               ==========         ============
Accumulation Units Issued       2,130,266            4,602,736
Accumulation Units
  Redeemed                       (960,973)         (28,459,461)
                               ----------         ------------
Increase (Decrease) in
  Accumulation Units
  Outstanding                   1,169,293          (23,856,724)
Beginning Accumulation
  Units Outstanding             3,330,251           23,856,724
                               ----------         ------------
Ending Accumulation
  Units Outstanding             4,499,544                   --
                               ==========         ============
Contracts with Mortality
  and Expense Risk
  Charge of:                         0.85% /(2)/          0.60% /(2)/ /(6)/
                               ----------         ------------
Accumulation Unit Value         1.5501881                   --
Net Assets Attributable
  to Accumulation Units
  Outstanding                   1,489,122                   --
                               ==========         ============
Accumulation Units Issued         141,914              430,029
Accumulation Units
  Redeemed                     (2,741,209)          (3,646,422)
                               ----------         ------------
Increase (Decrease) in
  Accumulation Units
  Outstanding                  (2,599,294)          (3,216,392)
Beginning Accumulation
  Units Outstanding             3,559,902            3,216,392
                               ----------         ------------
Ending Accumulation
  Units Outstanding               960,607                   --
                               ==========         ============
Contracts with Mortality
  and Expense Risk
  Charge of:

Accumulation Unit Value
Net Assets Attributable
  to Accumulation Units
  Outstanding

Accumulation Units Issued
Accumulation Units
  Redeemed

Increase (Decrease) in
  Accumulation Units
  Outstanding
Beginning Accumulation
  Units Outstanding

Ending Accumulation
  Units Outstanding

Contracts with Mortality
  and Expense Risk
  Charge of:

Accumulation Unit Value
Net Assets Attributable
  to Accumulation Units
  Outstanding

Accumulation Units Issued
Accumulation Units
  Redeemed

Increase (Decrease) in
  Accumulation Units
  Outstanding
Beginning Accumulation
  Units Outstanding

Ending Accumulation
  Units Outstanding

The accumulation units
outstanding and analysis
of the increase               Evergreen                                  Evergreen
(decrease) in units       Fundamental Large                             Equity Income
outstanding as of             Cap Fund                                     Fund
December 31, 2006.        -----------------                             -------------
                              Division 56                                 Division 57
                          -----------------                             -------------
Contracts with Mortality
  and Expense Risk
  Charge of:                        1.00% /(2)/ /(3)/ /(4)/ /(5)/ /(6)/         1.00% /(2)/ /(3)/ /(4)/ /(5)/ /(6)/
                            ------------                                 -----------
Accumulation Unit Value               --                                          --
Net Assets Attributable
  to Accumulation Units
  Outstanding                         --                                          --
                            ============                                 ===========
Accumulation Units Issued     23,097,309                                     841,769
Accumulation Units
  Redeemed                  (159,397,105)                                (17,321,547)
                            ------------                                 -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding               (136,299,796)                                (16,479,779)
Beginning Accumulation
  Units Outstanding          136,299,796                                  16,479,779
                            ------------                                 -----------
Ending Accumulation
  Units Outstanding                   --                                          --
                            ============                                 ===========
Contracts with Mortality
  and Expense Risk
  Charge of:                        0.80%/(2)/ /(6)/                            0.80%/(2)(6)/
                            ------------                                 -----------
Accumulation Unit Value               --                                          --
Net Assets Attributable
  to Accumulation Units
  Outstanding                         --                                          --
                            ============                                 ===========
Accumulation Units Issued      4,115,317                                     321,149
Accumulation Units
  Redeemed                   (20,760,473)                                 (3,576,240)
                            ------------                                 -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                (16,645,156)                                 (3,255,090)
Beginning Accumulation
  Units Outstanding           16,645,156                                   3,255,090
                            ------------                                 -----------
Ending Accumulation
  Units Outstanding                   --                                          --
                            ============                                 ===========
Contracts with Mortality
  and Expense Risk
  Charge of:                        0.60% /(2)/ /(6)/                           0.60% /(2)/ /(6)/
                            ------------                                 -----------
Accumulation Unit Value               --                                          --
Net Assets Attributable
  to Accumulation Units
  Outstanding                         --                                          --
                            ============                                 ===========
Accumulation Units Issued        243,210                                      54,948
Accumulation Units
  Redeemed                      (774,229)                                   (387,589)
                            ------------                                 -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                   (531,019)                                   (332,641)
Beginning Accumulation
  Units Outstanding              531,019                                     332,641
                            ------------                                 -----------
Ending Accumulation
  Units Outstanding                   --                                          --
                            ============                                 ===========
Contracts with Mortality
  and Expense Risk
  Charge of:

Accumulation Unit Value
Net Assets Attributable
  to Accumulation Units
  Outstanding

Accumulation Units Issued
Accumulation Units
  Redeemed

Increase (Decrease) in
  Accumulation Units
  Outstanding
Beginning Accumulation
  Units Outstanding

Ending Accumulation
  Units Outstanding

Contracts with Mortality
  and Expense Risk
  Charge of:

Accumulation Unit Value
Net Assets Attributable
  to Accumulation Units
  Outstanding

Accumulation Units Issued
Accumulation Units
  Redeemed

Increase (Decrease) in
  Accumulation Units
  Outstanding
Beginning Accumulation
  Units Outstanding

Ending Accumulation
  Units Outstanding

The accumulation units
outstanding and analysis
of the increase           VALIC Company II     VALIC Company II
(decrease) in units           Core Bond          Strategic Bond
outstanding as of              Fund                 Fund
December 31, 2006.        ----------------     ----------------
                              Division 58        Division 59
                          ----------------     ----------------
Contracts with Mortality
  and Expense Risk
  Charge of:                       1.45% /(1)/          1.45% /(1)/
                             ----------          -----------
Accumulation Unit Value       1.2357705            1.5460591
Net Assets Attributable
  to Accumulation Units
  Outstanding                    22,012              130,005
                             ==========          ===========
Accumulation Units Issued        14,714               56,714
Accumulation Units
  Redeemed                      (54,411)             (78,618)
                             ----------          -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                   (39,697)             (21,904)
Beginning Accumulation
  Units Outstanding              57,510              105,992
                             ----------          -----------
Ending Accumulation
  Units Outstanding              17,813               84,088
                             ==========          ===========
Contracts with Mortality
  and Expense Risk
  Charge of:                       0.95% /(1)/          0.95% /(1)/
                             ----------          -----------
Accumulation Unit Value       1.0899115            1.3028609
Net Assets Attributable
  to Accumulation Units
  Outstanding                        --                   --
                             ==========          ===========
Accumulation Units Issued            --                   --
Accumulation Units
  Redeemed                           --                   --
                             ----------          -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                        --                   --
Beginning Accumulation
  Units Outstanding                  --                   --
                             ----------          -----------
Ending Accumulation
  Units Outstanding                  --                   --
                             ==========          ===========
Contracts with Mortality
  and Expense Risk
  Charge of:                       0.75%/(2)/           0.75%/(2)/
                             ----------          -----------
Accumulation Unit Value       1.4122980            1.8598678
Net Assets Attributable
  to Accumulation Units
  Outstanding                72,531,770          189,127,594
                             ==========          ===========
Accumulation Units Issued    30,289,496           37,006,781
Accumulation Units
  Redeemed                   (6,449,695)          (8,373,429)
                             ----------          -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                23,839,801           28,633,352
Beginning Accumulation
  Units Outstanding          27,520,001           73,060,919
                             ----------          -----------
Ending Accumulation
  Units Outstanding          51,359,802          101,694,271
                             ==========          ===========
Contracts with Mortality
  and Expense Risk
  Charge of:                       0.55%/(2)/           0.55%/(2)/
                             ----------          -----------
Accumulation Unit Value       1.4359624            1.8910175
Net Assets Attributable
  to Accumulation Units
  Outstanding                 7,227,777           34,785,890
                             ==========          ===========
Accumulation Units Issued     4,471,360           11,495,775
Accumulation Units
  Redeemed                   (3,273,766)          (3,693,764)
                             ----------          -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                 1,197,594            7,802,011
Beginning Accumulation
  Units Outstanding           3,835,809           10,593,319
                             ----------          -----------
Ending Accumulation
  Units Outstanding           5,033,403           18,395,330
                             ==========          ===========
Contracts with Mortality
  and Expense Risk
  Charge of:                       0.35%/(2)/           0.35%/(2)/
                             ----------          -----------
Accumulation Unit Value       1.4601490            1.9228436
Net Assets Attributable
  to Accumulation Units
  Outstanding                 7,082,533            3,377,118
                             ==========          ===========
Accumulation Units Issued     1,315,812              859,234
Accumulation Units
  Redeemed                   (4,420,389)            (797,580)
                             ----------          -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                (3,104,578)              61,654
Beginning Accumulation
  Units Outstanding           7,955,133            1,694,660
                             ----------          -----------
Ending Accumulation
  Units Outstanding           4,850,555            1,756,315
                             ==========          ===========

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

5. Unit Values, Net Assets and Changes
   in Units Outstanding (Continued)

The accumulation units
outstanding and analysis
of the increase            VALIC Company II
(decrease) in units         High Yield Bond        Janus
outstanding as of               Fund                Fund
December 31, 2006.        -----------------     -----------
                              Division 60       Division 61
                          -----------------     -----------
Contracts with Mortality
  and Expense Risk
  Charge of:                        0.75% /(2)/        1.00% /(2)/ /(3)/ /(4)/ /(5)/ /(6)/
Accumulation Unit Value        1.8124758                 --
Net Assets Attributable
  to Accumulation Units
  Outstanding                105,033,772                 --
                             ===========        ===========
Accumulation Units Issued     24,931,288          2,762,662
Accumulation Units
  Redeemed                   (11,215,038)       (66,877,669)
                             -----------        -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                 13,716,250        (64,115,007)
Beginning Accumulation
  Units Outstanding           44,238,174         64,115,007
                             -----------        -----------
Ending Accumulation
  Units Outstanding           57,954,424                 --
                             ===========        ===========
Contracts with Mortality
  and Expense Risk
  Charge of:                        0.55%/(2)/         0.80%/(2)/ /(6)/
                             -----------        -----------
Accumulation Unit Value        1.8428182                 --
Net Assets Attributable
  to Accumulation Units
  Outstanding                 16,444,026                 --
                             ===========        ===========
Accumulation Units Issued      6,458,238          1,375,260
Accumulation Units
  Redeemed                    (2,933,984)       (17,266,157)
                             -----------        -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                  3,524,253        (15,890,897)
Beginning Accumulation
  Units Outstanding            5,399,050         15,890,897
                             -----------        -----------
Ending Accumulation
  Units Outstanding            8,923,303                 --
                             ===========        ===========
Contracts with Mortality
  and Expense Risk
  Charge of:                        0.35%/(2)/         0.60% /(2)/ /(6)/
                             -----------        -----------
Accumulation Unit Value        1.8739220                 --
Net Assets Attributable
  to Accumulation Units
  Outstanding                  1,661,386                 --
                             ===========        ===========
Accumulation Units Issued        802,695             86,179
Accumulation Units
  Redeemed                      (759,048)        (1,444,369)
                             -----------        -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                     43,647         (1,358,190)
Beginning Accumulation
  Units Outstanding              842,935          1,358,190
                             -----------        -----------
Ending Accumulation
  Units Outstanding              886,582                 --
                             ===========        ===========

The accumulation units
outstanding and analysis
of the increase             AIM Large                                  Credit Suisse
(decrease) in units        Cap Growth                                Small Cap Growth
outstanding as of            Fund                                          Fund
December 31, 2006.        -----------                                ----------------
                          Division 62                                   Division 63
                          -----------                                ----------------
Contracts with Mortality
  and Expense Risk
  Charge of:                     1.00% /(2)/ /(3)/ /(4)/ /(5)/ /(6)/          1.00% /(2)/ /(3)/ /(4)/ /(5)/ /(6)/
Accumulation Unit Value            --                                           --
Net Assets Attributable
  to Accumulation Units
  Outstanding                      --                                           --
                          ===========                                  ===========
Accumulation Units Issued  10,967,326                                   12,321,160
Accumulation Units
  Redeemed                (57,395,962)                                 (62,132,246)
                          -----------                                  -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding             (46,428,636)                                 (49,811,086)
Beginning Accumulation
  Units Outstanding        46,428,636                                   49,811,086
                          -----------                                  -----------
Ending Accumulation
  Units Outstanding                --                                           --
                          ===========                                  ===========
Contracts with Mortality
  and Expense Risk
  Charge of:                     0.80%/(2)/ /(6)/                             0.80%/(2)/ /(6)/
                          -----------                                  -----------
Accumulation Unit Value            --                                           --
Net Assets Attributable
  to Accumulation Units
  Outstanding                      --                                           --
                          ===========                                  ===========
Accumulation Units Issued   3,533,939                                    1,751,740
Accumulation Units
  Redeemed                (11,052,044)                                 (13,403,657)
                          -----------                                  -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding              (7,518,105)                                 (11,651,917)
Beginning Accumulation
  Units Outstanding         7,518,105                                   11,651,917
                          -----------                                  -----------
Ending Accumulation
  Units Outstanding                --                                           --
                          ===========                                  ===========
Contracts with Mortality
  and Expense Risk
  Charge of:                     0.60% /(2)/ /(6)/                            0.60% /(2)/ /(6)/
                          -----------                                  -----------
Accumulation Unit Value            --                                           --
Net Assets Attributable
  to Accumulation Units
  Outstanding                      --                                           --
                          ===========                                  ===========
Accumulation Units Issued     591,349                                    1,213,580
Accumulation Units
  Redeemed                 (5,098,316)                                  (2,305,742)
                          -----------                                  -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding              (4,506,967)                                  (1,092,162)
Beginning Accumulation
  Units Outstanding         4,506,967                                    1,092,162
                          -----------                                  -----------
Ending Accumulation
  Units Outstanding                --                                           --
                          ===========                                  ===========

The accumulation units
outstanding and analysis
of the increase             MSIF Trust                                   Evergreen
(decrease) in units       Mid Cap Growth                               Special Equity
outstanding as of            Portfolio                                     Fund
December 31, 2006.        --------------                               --------------
                            Division 64                                Division 65
                          --------------                               --------------
Contracts with Mortality
  and Expense Risk
  Charge of:                       1.00% /(2)/ /(3)/ /(4)/ /(5)/ /(6)/         1.00% /(2)/ /(3)/ /(4)/ /(5)/ /(6)/
Accumulation Unit Value              --                                          --
Net Assets Attributable
  to Accumulation Units
  Outstanding                        --                                          --
                           ============                                 ===========
Accumulation Units Issued    21,152,948                                   4,247,748
Accumulation Units
  Redeemed                 (132,639,838)                                (41,150,898)
                           ------------                                 -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding              (111,486,891)                                (36,903,150)
Beginning Accumulation
  Units Outstanding         111,486,891                                  36,903,150
                           ------------                                 -----------
Ending Accumulation
  Units Outstanding                  --                                          --
                           ============                                 ===========
Contracts with Mortality
  and Expense Risk
  Charge of:                       0.80%/(2)/ /(6)/                            0.80%/(2)/ /(6)/
                           ------------                                 -----------
Accumulation Unit Value              --                                          --
Net Assets Attributable
  to Accumulation Units
  Outstanding                        --                                          --
                           ============                                 ===========
Accumulation Units Issued     6,138,509                                   1,348,473
Accumulation Units
  Redeemed                  (33,610,707)                                 (8,143,232)
                           ------------                                 -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding               (27,472,198)                                 (6,794,758)
Beginning Accumulation
  Units Outstanding          27,472,198                                   6,794,758
                           ------------                                 -----------
Ending Accumulation
  Units Outstanding                  --                                          --
                           ============                                 ===========
Contracts with Mortality
  and Expense Risk
  Charge of:                       0.60% /(2)/ /(6)/                           0.60% /(2)/ /(6)/
                           ------------                                 -----------
Accumulation Unit Value              --                                          --
Net Assets Attributable
  to Accumulation Units
  Outstanding                        --                                          --
                           ============                                 ===========
Accumulation Units Issued       795,550                                     177,698
Accumulation Units
  Redeemed                   (3,834,805)                                 (2,425,378)
                           ------------                                 -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                (3,039,255)                                 (2,247,680)
Beginning Accumulation
  Units Outstanding           3,039,255                                   2,247,680
                           ------------                                 -----------
Ending Accumulation
  Units Outstanding                  --                                          --
                           ============                                 ===========

The accumulation units
outstanding and analysis
of the increase               SIT
(decrease) in units       Small Cap Growth
outstanding as of             Fund
December 31, 2006.        ----------------
                          Division 66
                          ----------------
Contracts with Mortality
  and Expense Risk
  Charge of:                        1.00% /(2)/ /(3)/ /(4)/ /(5)/ /(6)/
Accumulation Unit Value               --
Net Assets Attributable
  to Accumulation Units
  Outstanding                         --
                            ============
Accumulation Units Issued     19,543,345
Accumulation Units
  Redeemed                  (156,382,265)
                            ------------
Increase (Decrease) in
  Accumulation Units
  Outstanding               (136,838,920)
Beginning Accumulation
  Units Outstanding          136,838,920
                            ------------
Ending Accumulation
  Units Outstanding                   --
                            ============
Contracts with Mortality
  and Expense Risk
  Charge of:                        0.80%/(2)/ /(6)/
                            ------------
Accumulation Unit Value               --
Net Assets Attributable
  to Accumulation Units
  Outstanding                         --
                            ============
Accumulation Units Issued      6,292,272
Accumulation Units
  Redeemed                   (36,607,371)
                            ------------
Increase (Decrease) in
  Accumulation Units
  Outstanding                (30,315,099)
Beginning Accumulation
  Units Outstanding           30,315,099
                            ------------
Ending Accumulation
  Units Outstanding                   --
                            ============
Contracts with Mortality
  and Expense Risk
  Charge of:                        0.60% /(2)/ /(6)/
                            ------------
Accumulation Unit Value               --
Net Assets Attributable
  to Accumulation Units
  Outstanding                         --
                            ============
Accumulation Units Issued        668,503
Accumulation Units
  Redeemed                    (3,170,198)
                            ------------
Increase (Decrease) in
  Accumulation Units
  Outstanding                 (2,501,695)
Beginning Accumulation
  Units Outstanding            2,501,695
                            ------------
Ending Accumulation
  Units Outstanding                   --
                            ============

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

5. Unit Values, Net Assets and Changes in Units Outstanding (Continued)

The accumulation units
outstanding and analysis
of the increase
(decrease) in units                      SIT Mid Cap
outstanding as of                        Growth Fund                             Ariel Fund
December 31, 2006.        -----------                                -----------
                                         Division 67                             Division 68
                          -----------                                -----------
Contracts with Mortality
  and Expense Risk
  Charge of:                     1.00% /(2)/ /(3)/ /(4)/ /(5)/ /(6)/        1.00% /(2)/ /(3)/ /(4)/ /(5)/
Accumulation Unit Value            --                                  1.9710524
Net Assets Attributable
  to Accumulation Units
  Outstanding                      --                                401,265,425
                          ===========                                ===========
Accumulation Units Issued   5,808,344                                 13,408,947
Accumulation Units
  Redeemed                (44,203,676)                               (58,558,655)
                          -----------                                -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding             (38,395,332)                               (45,149,708)
Beginning Accumulation
  Units Outstanding        38,395,332                                248,747,221
                          -----------                                -----------
Ending Accumulation
  Units Outstanding                --                                203,597,513
                          ===========                                ===========
Contracts with Mortality
  and Expense Risk
  Charge of:                     0.80%/(2)(6)/                              0.80%/(2)/
                          -----------                                -----------
Accumulation Unit Value            --                                  1.9955291
Net Assets Attributable
  to Accumulation Units
  Outstanding                      --                                 99,911,738
                          ===========                                ===========
Accumulation Units Issued   1,392,819                                 12,038,417
Accumulation Units
  Redeemed                 (6,694,282)                               (14,046,395)
                          -----------                                -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding              (5,301,462)                                (2,007,978)
Beginning Accumulation
  Units Outstanding         5,301,462                                 52,075,771
                          -----------                                -----------
Ending Accumulation
  Units Outstanding                --                                 50,067,793
                          ===========                                ===========
Contracts with Mortality
  and Expense Risk
  Charge of:                    0.6 0% /(2)(6)/                             0.60% /(2)/
                          -----------                                -----------
Accumulation Unit Value            --                                  2.0202480
Net Assets Attributable
  to Accumulation Units
  Outstanding                      --                                 19,535,842
                          ===========                                ===========
Accumulation Units Issued     158,356                                  1,826,718
Accumulation Units
  Redeemed                 (1,101,852)                                (4,131,444)
                          -----------                                -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                (943,496)                                (2,304,726)
Beginning Accumulation
  Units Outstanding           943,496                                 11,974,748
                          -----------                                -----------
Ending Accumulation
  Units Outstanding                --                                  9,670,021
                          ===========                                ===========

The accumulation units
outstanding and analysis
of the increase                          Ariel                             Lou Holland
(decrease) in units                   Appreciation                           Growth
outstanding as of                         Fund                                Fund
December 31, 2006.        ------------                         -----------
                                      Division 69                          Division 70
                          ------------                         -----------
Contracts with Mortality
  and Expense Risk
  Charge of:                     1.00% /(2)/ /(3)/ /(4)/ /(5)/       1.00% /(2)/ /(3)/ /(4)/ /(5)/
Accumulation Unit Value     1.7649401                           0.9640232
Net Assets Attributable
  to Accumulation Units
  Outstanding             315,922,030                          21,385,385
                          ===========                          ==========
Accumulation Units Issued  12,041,563                           3,158,185
Accumulation Units
  Redeemed                (54,463,950)                         (9,055,114)
                          -----------                          ----------
Increase (Decrease) in
  Accumulation Units
  Outstanding             (42,422,386)                         (5,896,928)
Beginning Accumulation
  Units Outstanding       221,437,590                          28,082,034
                          -----------                          ----------
Ending Accumulation
  Units Outstanding       179,015,204                          22,185,106
                          ===========                          ==========
Contracts with Mortality
  and Expense Risk
  Charge of:                     0.80%/(2)/                          0.80%/(2)/
                          -----------                          ----------
Accumulation Unit Value     1.7868271                           0.9759557
Net Assets Attributable
  to Accumulation Units
  Outstanding              60,312,673                          29,577,799
                          ===========                          ==========
Accumulation Units Issued   8,706,701                          34,753,431
Accumulation Units
  Redeemed                (13,053,212)                         (9,397,331)
                          -----------                          ----------
Increase (Decrease) in
  Accumulation Units
  Outstanding              (4,346,511)                         25,356,099
Beginning Accumulation
  Units Outstanding        38,100,573                           4,950,398
                          -----------                          ----------
Ending Accumulation
  Units Outstanding        33,754,062                          30,306,497
                          ===========                          ==========
Contracts with Mortality
  and Expense Risk
  Charge of:                     0.60% /(2)/                         0.60% /(2)/
                          -----------                          ----------
Accumulation Unit Value     1.8090396                           0.9880973
Net Assets Attributable
  to Accumulation Units
  Outstanding              12,057,300                           1,580,238
                          ===========                          ==========
Accumulation Units Issued   1,202,855                             246,208
Accumulation Units
  Redeemed                 (3,623,299)                           (737,402)
                          -----------                          ----------
Increase (Decrease) in
  Accumulation Units
  Outstanding              (2,420,444)                           (491,194)
Beginning Accumulation
  Units Outstanding         9,085,472                           2,090,468
                          -----------                          ----------
Ending Accumulation
  Units Outstanding         6,665,028                           1,599,274
                          ===========                          ==========

The accumulation units                     Dreyfus                                  VALIC
outstanding and analysis                 BASIC U.S.                               Company I
of the increase                           Mortgage                                Blue Chip
(decrease) in units                      Securities                                Growth
outstanding as of                           Fund                                    Fund
December 31, 2006.        -----------                                -----------
                                         Division 71                             Division 72
                          -----------                                -----------
Contracts with Mortality
  and Expense Risk
  Charge of:                     1.00% /(2)/ /(3)/ /(4)/ /(5)/ /(6)/       1.00% /(2)/ /(3)/ /(4)/ /(5)/
Accumulation Unit Value            --                                 0.9308038
Net Assets Attributable
  to Accumulation Units
  Outstanding                      --                                69,531,005
                          ===========                                ==========
Accumulation Units Issued   1,153,372                                31,013,026
Accumulation Units
  Redeemed                (59,010,306)                               (9,890,150)
                          -----------                                ----------
Increase (Decrease) in
  Accumulation Units
  Outstanding             (57,856,933)                               21,122,876
Beginning Accumulation
  Units Outstanding        57,856,933                                53,581,598
                          -----------                                ----------
Ending Accumulation
  Units Outstanding                --                                74,704,474
                          ===========                                ==========
Contracts with Mortality
  and Expense Risk
  Charge of:                     0.80%/(2)(6)/                             0.80%/(2)/
                          -----------                                ----------
Accumulation Unit Value            --                                 0.9423544
Net Assets Attributable
  to Accumulation Units
  Outstanding                      --                                18,106,079
                          ===========                                ==========
Accumulation Units Issued     735,291                                14,766,813
Accumulation Units
  Redeemed                (10,507,101)                               (7,015,294)
                          -----------                                ----------
Increase (Decrease) in
  Accumulation Units
  Outstanding              (9,771,810)                                7,751,519
Beginning Accumulation
  Units Outstanding         9,771,810                                11,462,143
                          -----------                                ----------
Ending Accumulation
  Units Outstanding                --                                19,213,662
                          ===========                                ==========
Contracts with Mortality
  and Expense Risk
  Charge of:                     0.60% /(2)(6)/                            0.60% /(2)/
                          -----------                                ----------
Accumulation Unit Value            --                                 0.9540965
Net Assets Attributable
  to Accumulation Units
  Outstanding                      --                                 1,866,101
                          ===========                                ==========
Accumulation Units Issued     120,410                                 1,314,740
Accumulation Units
  Redeemed                 (1,304,739)                               (1,302,391)
                          -----------                                ----------
Increase (Decrease) in
  Accumulation Units
  Outstanding              (1,184,329)                                   12,349
Beginning Accumulation
  Units Outstanding         1,184,329                                 1,943,533
                          -----------                                ----------
Ending Accumulation
  Units Outstanding                --                                 1,955,883
                          ===========                                ==========

The accumulation units
outstanding and analysis                  VALIC
of the increase                         Company I
(decrease) in units                      Health
outstanding as of                     Sciences Fund
December 31, 2006.        -------------
                                       Division 73
                          -------------
Contracts with Mortality
  and Expense Risk
  Charge of:                      1.00% /(2)/0 /(3)/ /(4)/ /(5)/
Accumulation Unit Value      1.2130038
Net Assets Attributable
  to Accumulation Units
  Outstanding              153,357,214
                           ===========
Accumulation Units Issued   20,746,918
Accumulation Units
  Redeemed                 (30,098,961)
                           -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding               (9,352,043)
Beginning Accumulation
  Units Outstanding        135,790,336
                           -----------
Ending Accumulation
  Units Outstanding        126,438,293
                           ===========
Contracts with Mortality
  and Expense Risk
  Charge of:                      0.80%/(2)/
                           -----------
Accumulation Unit Value      1.2280068
Net Assets Attributable
  to Accumulation Units
  Outstanding               29,575,822
                           ===========
Accumulation Units Issued   10,771,714
Accumulation Units
  Redeemed                  (6,319,021)
                           -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                4,452,693
Beginning Accumulation
  Units Outstanding         19,631,720
                           -----------
Ending Accumulation
  Units Outstanding         24,084,413
                           ===========
Contracts with Mortality
  and Expense Risk
  Charge of:                      0.60% /(2)/
                           -----------
Accumulation Unit Value      1.2433091
Net Assets Attributable
  to Accumulation Units
  Outstanding                3,117,394
                           ===========
Accumulation Units Issued    1,046,885
Accumulation Units
  Redeemed                  (1,601,373)
                           -----------
Increase (Decrease) in
  Accumulation Units
  Outstanding                 (554,489)
Beginning Accumulation
  Units Outstanding          3,061,825
                           -----------
Ending Accumulation
  Units Outstanding          2,507,336
                           ===========

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

5. Unit Values, Net Assets and Changes in Units Outstanding (Continued)


                                                                              VALIC
The accumulation units outstanding      VALIC                               Company I
and analysis of the increase          Company I                             Broad Cap
(decrease) in units outstanding as of Value Fund                            Value Fund
December 31, 2006.                    ------------                          -----------
                                      Division 74                           Division 75
                                      ------------                          -----------
    Contracts with Mortality and
      Expense Risk Charge of:         1.00% /(2)/ /(3)/ /(4)/ /(5)/         1.00% /(2)/ /(3)/ /(4)/ /(5)/
    Accumulation Unit Value              1.3868091                           1.1506603
    Net Assets Attributable to
      Accumulation Units
      Outstanding                       65,215,870                          21,410,729
                                      ============                          ==========
    Accumulation Units Issued           40,897,313                          22,095,964
    Accumulation Units
      Redeemed                        (100,627,301)                         (3,486,984)
                                      ------------                          ----------
    Increase (Decrease) in
      Accumulation Units
      Outstanding                      (59,729,988)                         18,608,980
    Beginning Accumulation
      Units Outstanding                106,759,435                                  --
                                      ------------                          ----------
    Ending Accumulation Units
      Outstanding                       47,029,448                          18,608,980
                                      ============                          ==========
    Contracts with Mortality and
      Expense Risk Charge of:         0.80%/(2)/                            0.80%/(2)/
                                      ------------                          ----------
    Accumulation Unit Value              1.4007538                           1.1531160
    Net Assets Attributable to
      Accumulation Units
      Outstanding                       12,083,063                           4,097,079
                                      ============                          ==========
    Accumulation Units Issued           10,631,953                           4,832,082
    Accumulation Units
      Redeemed                         (13,250,747)                         (1,279,031)
                                      ------------                          ----------
    Increase (Decrease) in
      Accumulation Units
      Outstanding                       (2,618,794)                          3,553,051
    Beginning Accumulation
      Units Outstanding                 11,244,909                                  --
                                      ------------                          ----------
    Ending Accumulation Units
      Outstanding                        8,626,115                           3,553,051
                                      ============                          ==========
    Contracts with Mortality and
      Expense Risk Charge of:         0.60% /(2)/                           0.60% /(2)/
                                      ------------                          ----------
    Accumulation Unit Value              1.4148361                           1.1556045
    Net Assets Attributable to
      Accumulation Units
      Outstanding                          891,753                             365,537
                                      ============                          ==========
    Accumulation Units Issued              762,657                             428,187
    Accumulation Units
      Redeemed                            (537,777)                           (111,870)
                                      ------------                          ----------
    Increase (Decrease) in
      Accumulation Units
      Outstanding                          224,880                             316,317
    Beginning Accumulation
      Units Outstanding                    405,407                                  --
                                      ------------                          ----------
    Ending Accumulation Units
      Outstanding                          630,287                             316,317
                                      ============                          ==========
    Contracts with Mortality and
      Expense Risk Charge of:

    Accumulation Unit Value
    Net Assets Attributable to
      Accumulation Units
      Outstanding

    Accumulation Units Issued
    Accumulation Units
      Redeemed

    Increase (Decrease) in
      Accumulation Units
      Outstanding

    Contracts with Mortality and
      Expense Risk Charge of:

    Accumulation Unit Value
    Net Assets Attributable to
      Accumulation Units
      Outstanding

    Accumulation Units Issued
    Accumulation Units
      Redeemed

    Increase (Decrease) in
      Accumulation Units
      Outstanding

                                                                             VALIC
                                        VALIC                              Company I
The accumulation units outstanding    Company I                            Inflation
and analysis of the increase          Large Cap                            Protected
(decrease) in units outstanding as of Core Fund                            Fund
December 31, 2006.                    -----------                          -----------
                                      Division 76                          Division 77
                                      -----------                          -----------
    Contracts with Mortality and
      Expense Risk Charge of:         1.00% /(2)/ /(3)/ /(4)/ /(5)/        1.00% /(2)/ /(3)/ /(4)/ /(5)/
    Accumulation Unit Value             1.0973934                           1.0113085
    Net Assets Attributable to
      Accumulation Units
      Outstanding                      89,275,605                          10,159,965
                                      ===========                          ==========
    Accumulation Units Issued         172,171,604                           4,754,543
    Accumulation Units
      Redeemed                        (90,799,232)                         (4,922,218)
                                      -----------                          ----------
    Increase (Decrease) in
      Accumulation Units
      Outstanding                      81,372,372                            (167,675)
    Beginning Accumulation
      Units Outstanding                        --                          10,214,616
                                      -----------                          ----------
    Ending Accumulation Units
      Outstanding                      81,372,372                          10,046,941
                                      ===========                          ==========
    Contracts with Mortality and
      Expense Risk Charge of:         0.80%/(2)/                           0.80%/(2)/
                                      -----------                          ----------
    Accumulation Unit Value             1.0997537                           1.0154333
    Net Assets Attributable to
      Accumulation Units
      Outstanding                      11,857,953                           1,048,869
                                      ===========                          ==========
    Accumulation Units Issued          25,546,560                           1,028,794
    Accumulation Units
      Redeemed                        (14,764,189)                           (734,179)
                                      -----------                          ----------
    Increase (Decrease) in
      Accumulation Units
      Outstanding                      10,782,371                             294,615
    Beginning Accumulation
      Units Outstanding                        --                             738,313
                                      -----------                          ----------
    Ending Accumulation Units
      Outstanding                      10,782,371                           1,032,927
                                      ===========                          ==========
    Contracts with Mortality and
      Expense Risk Charge of:         0.60% /(2)/                          0.60% /(2)/
                                      -----------                          ----------
    Accumulation Unit Value             1.1021130                           1.0195761
    Net Assets Attributable to
      Accumulation Units
      Outstanding                         327,348                              50,905
                                      ===========                          ==========
    Accumulation Units Issued             780,492                              46,147
    Accumulation Units
      Redeemed                           (483,474)                           (100,107)
                                      -----------                          ----------
    Increase (Decrease) in
      Accumulation Units
      Outstanding                         297,019                             (53,960)
    Beginning Accumulation
      Units Outstanding                        --                             103,887
                                      -----------                          ----------
    Ending Accumulation Units
      Outstanding                         297,019                              49,927
                                      ===========                          ==========
    Contracts with Mortality and
      Expense Risk Charge of:

    Accumulation Unit Value
    Net Assets Attributable to
      Accumulation Units
      Outstanding

    Accumulation Units Issued
    Accumulation Units
      Redeemed

    Increase (Decrease) in
      Accumulation Units
      Outstanding

    Contracts with Mortality and
      Expense Risk Charge of:

    Accumulation Unit Value
    Net Assets Attributable to
      Accumulation Units
      Outstanding

    Accumulation Units Issued
    Accumulation Units
      Redeemed

    Increase (Decrease) in
      Accumulation Units
      Outstanding

                                                                                                AIG
                                        VALIC                       VALIC                    SunAmerica
The accumulation units outstanding    Company I                   Company I                  2010 High
and analysis of the increase          VALIC Ultra                 Large Capital              Watermark
(decrease) in units outstanding as of Fund                        Growth Fund                Fund
December 31, 2006.                    -------------               -------------              -----------
                                      Division 78                 Division 79                Division 80
                                      -------------               -------------              -----------
    Contracts with Mortality and
      Expense Risk Charge of:         1.45% /(1)/                  1.45% /(1)/               1.00% /(2)/ /(3)/ /(4)/ /(5)/
    Accumulation Unit Value               0.9313759                  1.1025950                1.0626104
    Net Assets Attributable to
      Accumulation Units
      Outstanding                            17,072                     16,227               26,144,529
                                      =============                ===========               ==========
    Accumulation Units Issued                22,738                     15,030                6,694,532
    Accumulation Units
      Redeemed                               (4,409)                      (313)              (5,771,543)
                                      -------------                -----------               ----------
    Increase (Decrease) in
      Accumulation Units
      Outstanding                            18,329                     14,717                  922,989
    Beginning Accumulation
      Units Outstanding                          --                         --               23,682,799
                                      -------------                -----------               ----------
    Ending Accumulation Units
      Outstanding                            18,329                     14,717               24,605,788
                                      =============                ===========               ==========
    Contracts with Mortality and      1.00%                        1.00%
      Expense Risk Charge of:         /(2)(3)(4)(5)/               /(2)(3)(4)(5)/            0.80%/(2)/
                                      -------------                -----------               ----------
    Accumulation Unit Value               0.9359979                  1.1128435                1.0665822
    Net Assets Attributable to
      Accumulation Units
      Outstanding                       856,708,869                465,684,809                1,334,053
                                      =============                ===========               ==========
    Accumulation Units Issued         1,099,969,407                489,134,787                  828,330
    Accumulation Units
      Redeemed                         (184,571,045)               (70,621,844)                (576,769)
                                      -------------                -----------               ----------
    Increase (Decrease) in
      Accumulation Units
      Outstanding                       915,398,362                418,512,943                  251,561
    Beginning Accumulation
      Units Outstanding                          --                         --                  999,213
                                      -------------                -----------               ----------
    Ending Accumulation Units
      Outstanding                       915,398,362                418,512,943                1,250,774
                                      =============                ===========               ==========
    Contracts with Mortality and
      Expense Risk Charge of:         0.95% /(1)/                  0.95% /(1)/               0.60% /(2)/
                                      -------------                -----------               ----------
    Accumulation Unit Value               0.9364656                  1.1139310                1.0705621
    Net Assets Attributable to
      Accumulation Units
      Outstanding                                --                         --                   21,703
                                      =============                ===========               ==========
    Accumulation Units Issued                    --                         --                    6,441
    Accumulation Units
      Redeemed                                   --                         --                  (23,196)
                                      -------------                -----------               ----------
    Increase (Decrease) in
      Accumulation Units
      Outstanding                                --                         --                  (16,755)
    Beginning Accumulation
      Units Outstanding                          --                         --                   37,028
                                      -------------                -----------               ----------
    Ending Accumulation Units
      Outstanding                                --                         --                   20,273
                                      =============                ===========               ==========
    Contracts with Mortality and
      Expense Risk Charge of:         0.80%/(2)/                   0.80%/(2)/
                                      -------------                -----------
    Accumulation Unit Value               0.9380116                  1.1173695
    Net Assets Attributable to
      Accumulation Units
      Outstanding                                --                         --
                                      =============                ===========
    Accumulation Units Issued           229,035,966                116,542,768
    Accumulation Units
      Redeemed                          (46,823,085)               (19,563,650)
                                      -------------                -----------
    Increase (Decrease) in
      Accumulation Units
      Outstanding                       182,212,881                 96,979,118
                                      =============                ===========
    Contracts with Mortality and
      Expense Risk Charge of:         0.60%/(2)/                   0.60%/(2)/
                                      -------------                -----------
    Accumulation Unit Value               0.9400423                  1.1219375
    Net Assets Attributable to
      Accumulation Units
      Outstanding                                --                         --
                                      =============                ===========
    Accumulation Units Issued            47,109,106                 14,896,415
    Accumulation Units
      Redeemed                          (10,796,640)                (5,971,627)
                                      -------------                -----------
    Increase (Decrease) in
      Accumulation Units
      Outstanding                        36,312,466                  8,924,788
                                      =============                ===========

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

5. Unit Values, Net Assets and Changes in Units Outstanding (Continued)

The
accumulation
units outstanding
and analysis of
the increase
(decrease) in
units outstanding AIG SunAmerica 2015                     AIG SunAmerica 2020
as of               High Watermark                          High Watermark
December 31,            Fund                                    Fund
2006.             -------------------                     -------------------
                      Division 81                             Division 82
                  -------------------                     -------------------
 Contracts
   with
   Mortality
   and
   Expense
   Risk
   Charge of:               1.00% /(2)/ /(3)/ /(4)/ /(5)/           1.00% /(2)/ /(3)/ /(4)/ /(5)/
                      ----------                              ----------
 Accumulation
   Unit Value          1.1254799                               1.1423003
 Net Assets
   Attributable
   to
   Accumulation
   Units
   Outstanding        24,025,346                               9,734,743
                      ==========                              ==========
 Accumulation
   Units
   Issued              8,183,884                               3,334,286
 Accumulation
   Units
   Redeemed           (4,394,510)                             (1,308,883)
                      ----------                              ----------
 Increase
   (Decrease)
   in
   Accumulation
   Units
   Outstanding         3,789,373                               2,025,403
 Beginning
   Accumulation
   Units
   Outstanding        17,558,738                               6,497,562
                      ----------                              ----------
 Ending
   Accumulation
   Units
   Outstanding        21,348,111                               8,522,965
                      ==========                              ==========
 Contracts
   with
   Mortality
   and
   Expense
   Risk
   Charge of:               0.80%/(2)/                              0.80%/(2)/
                      ----------                              ----------
 Accumulation
   Unit Value          1.1296885                               1.1465671
 Net Assets
   Attributable
   to
   Accumulation
   Units
   Outstanding         1,623,216                               1,026,956
                      ==========                              ==========
 Accumulation
   Units
   Issued                941,942                                 430,166
 Accumulation
   Units
   Redeemed             (238,549)                                (76,225)
                      ----------                              ----------
 Increase
   (Decrease)
   in
   Accumulation
   Units
   Outstanding           703,392                                 353,941
 Beginning
   Accumulation
   Units
   Outstanding           733,478                                      --
                      ----------                              ----------
 Ending
   Accumulation
   Units
   Outstanding         1,436,871                                 353,941
                      ==========                              ==========
 Contracts
   with
   Mortality
   and
   Expense
   Risk
   Charge of:               0.60% /(2)/                             0.60% /(2)/
                      ----------                              ----------
 Accumulation
   Unit Value          1.1338912                               1.1508448
 Net Assets
   Attributable
   to
   Accumulation
   Units
   Outstanding            27,073                                   8,809
                      ==========                              ==========
 Accumulation
   Units
   Issued                  3,934                                   3,783
 Accumulation
   Units
   Redeemed             (301,663)                                 (7,338)
                      ----------                              ----------
 Increase
   (Decrease)
   in
   Accumulation
   Units
   Outstanding          (297,728)                                 (3,555)
 Beginning
   Accumulation
   Units
   Outstanding           321,605                                  11,209
                      ----------                              ----------
 Ending
   Accumulation
   Units
   Outstanding            23,876                                   7,654
                      ==========                              ==========
 Contracts
   with
   Mortality
   and
   Expense
   Risk
   Charge of:

 Accumulation
   Unit Value
 Net Assets
   Attributable
   to
   Accumulation
   Units
   Outstanding

 Accumulation
   Units
   Issued
 Accumulation
   Units
   Redeemed

 Increase
   (Decrease)
   in
   Accumulation
   Units
   Outstanding

 Contracts
   with
   Mortality
   and
   Expense
   Risk
   Charge of:

 Accumulation
   Unit Value
 Net Assets
   Attributable
   to
   Accumulation
   Units
   Outstanding

 Accumulation
   Units
   Issued
 Accumulation
   Units
   Redeemed

 Increase
   (Decrease)
   in
   Accumulation
   Units
   Outstanding

The
accumulation
units outstanding
and analysis of
the increase
(decrease) in
units outstanding VALIC Company I                           VALIC Company I
as of             Mid Cap Strategic                       Small Cap Special
December 31,        Growth Fund                             Values Fund
2006.             -----------------                       -----------------
                    Division 83                               Division 84
                  -----------------                       -----------------
 Contracts
   with
   Mortality
   and
   Expense
   Risk
   Charge of:               1.45% /(1)/                             1.00% /(2)/ /(3)/ /(4)/ /(5)/
                     -----------                             -----------
 Accumulation
   Unit Value          1.1764317                               1.1588569
 Net Assets
   Attributable
   to
   Accumulation
   Units
   Outstanding               778                             302,145,345
                     ===========                             ===========
 Accumulation
   Units
   Issued                    661                             301,019,353
 Accumulation
   Units
   Redeemed                   --                             (40,275,822)
                     -----------                             -----------
 Increase
   (Decrease)
   in
   Accumulation
   Units
   Outstanding               661                             260,743,531
 Beginning
   Accumulation
   Units
   Outstanding                --                                      --
                     -----------                             -----------
 Ending
   Accumulation
   Units
   Outstanding               661                             260,743,531
                     ===========                             ===========
 Contracts
   with
   Mortality
   and
   Expense
   Risk
   Charge of:               1.00% /(2)/ /(3)/ /(4)/ /(5)/           0.80%/(2)/
                     -----------                             -----------
 Accumulation
   Unit Value          1.1873890                               1.1613419
 Net Assets
   Attributable
   to
   Accumulation
   Units
   Outstanding       250,652,215                              70,380,911
                     ===========                             ===========
 Accumulation
   Units
   Issued            258,972,028                              70,508,123
 Accumulation
   Units
   Redeemed          (47,850,899)                             (9,905,030)
                     -----------                             -----------
 Increase
   (Decrease)
   in
   Accumulation
   Units
   Outstanding       211,121,130                              60,603,093
 Beginning
   Accumulation
   Units
   Outstanding                --                                      --
                     -----------                             -----------
 Ending
   Accumulation
   Units
   Outstanding       211,121,130                              60,603,093
                     ===========                             ===========
 Contracts
   with
   Mortality
   and
   Expense
   Risk
   Charge of:               0.95% /(1)/                             0.60% /(2)/
                     -----------                             -----------
 Accumulation
   Unit Value          1.1885339                               1.1638418
 Net Assets
   Attributable
   to
   Accumulation
   Units
   Outstanding                --                               5,132,735
                     ===========                             ===========
 Accumulation
   Units
   Issued                     --                               7,683,441
 Accumulation
   Units
   Redeemed                   --                              (3,273,275)
                     -----------                             -----------
 Increase
   (Decrease)
   in
   Accumulation
   Units
   Outstanding                --                               4,410,166
 Beginning
   Accumulation
   Units
   Outstanding                --                                      --
                     -----------                             -----------
 Ending
   Accumulation
   Units
   Outstanding                --                               4,410,166
                     ===========                             ===========
 Contracts
   with
   Mortality
   and
   Expense
   Risk
   Charge of:               0.80%/(2)/
                     -----------
 Accumulation
   Unit Value          1.1921987
 Net Assets
   Attributable
   to
   Accumulation
   Units
   Outstanding                --
                     ===========
 Accumulation
   Units
   Issued             55,848,085
 Accumulation
   Units
   Redeemed          (11,141,483)
                     -----------
 Increase
   (Decrease)
   in
   Accumulation
   Units
   Outstanding        44,706,601
                     ===========
 Contracts
   with
   Mortality
   and
   Expense
   Risk
   Charge of:               0.60%/(2)/
                     -----------
 Accumulation
   Unit Value          1.1970760
 Net Assets
   Attributable
   to
   Accumulation
   Units
   Outstanding                --
                     ===========
 Accumulation
   Units
   Issued              6,514,142
 Accumulation
   Units
   Redeemed           (3,015,412)
                     -----------
 Increase
   (Decrease)
   in
   Accumulation
   Units
   Outstanding         3,498,730
                     ===========

The
accumulation
units outstanding
and analysis of
the increase
(decrease) in
units outstanding   VALIC Company I                          VALIC Company I
as of             Small Cap Strategic                      Small Cap Aggressive
December 31,        Growth Fund                                Grwoth Fund
2006.             -------------------                      --------------------
                      Division 85                              Division 86
                  -------------------                      --------------------
 Contracts
   with
   Mortality
   and
   Expense
   Risk
   Charge of:                1.00% /(2)/ /(3)/ /(4)/ /(5)/            1.00% /(2)/ /(3)/ /(4)/ /(5)/
                      -----------                              -----------
 Accumulation
   Unit Value           1.0536175                                1.0171004
 Net Assets
   Attributable
   to
   Accumulation
   Units
   Outstanding        131,659,845                               39,214,520
                      ===========                              ===========
 Accumulation
   Units
   Issued             156,199,433                               49,403,626
 Accumulation
   Units
   Redeemed           (31,229,905)                             (10,845,242)
                      -----------                              -----------
 Increase
   (Decrease)
   in
   Accumulation
   Units
   Outstanding        124,969,528                               38,558,384
 Beginning
   Accumulation
   Units
   Outstanding                 --                                       --
                      -----------                              -----------
 Ending
   Accumulation
   Units
   Outstanding        124,969,528                               38,558,384
                      ===========                              ===========
 Contracts
   with
   Mortality
   and
   Expense
   Risk
   Charge of:                0.80%/(2)/                               0.80%/(2)/
                      -----------                              -----------
 Accumulation
   Unit Value           1.0558830                                1.0192779
 Net Assets
   Attributable
   to
   Accumulation
   Units
   Outstanding         34,659,910                                9,736,190
                      ===========                              ===========
 Accumulation
   Units
   Issued              40,070,660                               12,035,065
 Accumulation
   Units
   Redeemed            (7,245,139)                              (2,483,019)
                      -----------                              -----------
 Increase
   (Decrease)
   in
   Accumulation
   Units
   Outstanding         32,825,521                                9,552,046
 Beginning
   Accumulation
   Units
   Outstanding                 --                                       --
                      -----------                              -----------
 Ending
   Accumulation
   Units
   Outstanding         32,825,521                                9,552,046
                      ===========                              ===========
 Contracts
   with
   Mortality
   and
   Expense
   Risk
   Charge of:                0.60% /(2)/                              0.60% /(2)/
                      -----------                              -----------
 Accumulation
   Unit Value           1.0581585                                1.0214733
 Net Assets
   Attributable
   to
   Accumulation
   Units
   Outstanding          1,403,668                                  636,009
                      ===========                              ===========
 Accumulation
   Units
   Issued               2,971,938                                1,621,236
 Accumulation
   Units
   Redeemed            (1,645,419)                                (998,597)
                      -----------                              -----------
 Increase
   (Decrease)
   in
   Accumulation
   Units
   Outstanding          1,326,519                                  622,639
 Beginning
   Accumulation
   Units
   Outstanding                 --                                       --
                      -----------                              -----------
 Ending
   Accumulation
   Units
   Outstanding          1,326,519                                  622,639
                      ===========                              ===========
 Contracts
   with
   Mortality
   and
   Expense
   Risk
   Charge of:

 Accumulation
   Unit Value
 Net Assets
   Attributable
   to
   Accumulation
   Units
   Outstanding

 Accumulation
   Units
   Issued
 Accumulation
   Units
   Redeemed

 Increase
   (Decrease)
   in
   Accumulation
   Units
   Outstanding

 Contracts
   with
   Mortality
   and
   Expense
   Risk
   Charge of:

 Accumulation
   Unit Value
 Net Assets
   Attributable
   to
   Accumulation
   Units
   Outstanding

 Accumulation
   Units
   Issued
 Accumulation
   Units
   Redeemed

 Increase
   (Decrease)
   in
   Accumulation
   Units
   Outstanding

The
accumulation
units outstanding
and analysis of
the increase
(decrease) in
units outstanding VALIC Company I
as of               Global Equity
December 31,          Fund
2006.             ---------------
                    Division 87
                  ---------------
 Contracts
   with
   Mortality
   and
   Expense
   Risk
   Charge of:              1.45% /(1)/
                    -----------
 Accumulation
   Unit Value         1.2105673
 Net Assets
   Attributable
   to
   Accumulation
   Units
   Outstanding           87,857
                    ===========
 Accumulation
   Units
   Issued               102,558
 Accumulation
   Units
   Redeemed             (29,982)
                    -----------
 Increase
   (Decrease)
   in
   Accumulation
   Units
   Outstanding           72,575
 Beginning
   Accumulation
   Units
   Outstanding               --
                    -----------
 Ending
   Accumulation
   Units
   Outstanding           72,575
                    ===========
 Contracts
   with
   Mortality
   and
   Expense
   Risk
   Charge of:              1.00% /(2)/ /(3)/ /(4)/ /(5)/
                    -----------
 Accumulation
   Unit Value         1.2165547
 Net Assets
   Attributable
   to
   Accumulation
   Units
   Outstanding      332,452,564
                    ===========
 Accumulation
   Units
   Issued           314,809,125
 Accumulation
   Units
   Redeemed         (41,509,243)
                    -----------
 Increase
   (Decrease)
   in
   Accumulation
   Units
   Outstanding      273,299,882
 Beginning
   Accumulation
   Units
   Outstanding               --
                    -----------
 Ending
   Accumulation
   Units
   Outstanding      273,299,882
                    ===========
 Contracts
   with
   Mortality
   and
   Expense
   Risk
   Charge of:              0.95% /(1)/
                    -----------
 Accumulation
   Unit Value         1.2171647
 Net Assets
   Attributable
   to
   Accumulation
   Units
   Outstanding               --
                    ===========
 Accumulation
   Units
   Issued                    --
 Accumulation
   Units
   Redeemed                  --
                    -----------
 Increase
   (Decrease)
   in
   Accumulation
   Units
   Outstanding               --
 Beginning
   Accumulation
   Units
   Outstanding               --
                    -----------
 Ending
   Accumulation
   Units
   Outstanding               --
                    ===========
 Contracts
   with
   Mortality
   and
   Expense
   Risk
   Charge of:              0.80%/(2)/
                    -----------
 Accumulation
   Unit Value         1.2191858
 Net Assets
   Attributable
   to
   Accumulation
   Units
   Outstanding               --
                    ===========
 Accumulation
   Units
   Issued            76,194,409
 Accumulation
   Units
   Redeemed         (13,379,343)
                    -----------
 Increase
   (Decrease)
   in
   Accumulation
   Units
   Outstanding       62,815,066
                    ===========
 Contracts
   with
   Mortality
   and
   Expense
   Risk
   Charge of:              0.60% /(2)/
                    -----------
 Accumulation
   Unit Value         1.2218040
 Net Assets
   Attributable
   to
   Accumulation
   Units
   Outstanding               --
                    ===========
 Accumulation
   Units
   Issued            22,081,694
 Accumulation
   Units
   Redeemed          (3,539,019)
                    -----------
 Increase
   (Decrease)
   in
   Accumulation
   Units
   Outstanding       18,542,675
                    ===========

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company


                   Notes to Financial Statements (Continued)

5. Unit Values, Net Assets and Changes in Units Outstanding (Continued)

                                                                VALIC Company I
                                                                Global Strategy
The accumulation units outstanding and analysis of the increase     Fund
(decrease) in units outstanding as of December 31, 2006.        ---------------
                                                                Division 88
                                                                ---------------
   Contracts with Mortality and Expense Risk Charge of:                  1.00% /(2)/ /(3)/ /(4)/ /(5)/
   Accumulation Unit Value                                          1.2149193
   Net Assets Attributable to Accumulation Units Outstanding      360,689,929
                                                                  ===========
   Accumulation Units Issued                                      333,857,396
   Accumulation Units Redeemed                                    (36,954,903)
                                                                  -----------
   Increase (Decrease) in Accumulation Units Outstanding          296,902,494
   Beginning Accumulation Units Outstanding                                --
                                                                  -----------
   Ending Accumulation Units Outstanding                          296,902,494
                                                                  ===========
   Contracts with Mortality and Expense Risk Charge of:                   0.80%/(2)/
                                                                  -----------
   Accumulation Unit Value                                          1.2175317
   Net Assets Attributable to Accumulation Units Outstanding       76,321,823
                                                                  ===========
   Accumulation Units Issued                                       74,361,238
   Accumulation Units Redeemed                                    (11,675,541)
                                                                  -----------
   Increase (Decrease) in Accumulation Units Outstanding           62,685,696
   Beginning Accumulation Units Outstanding                                --
                                                                  -----------
   Ending Accumulation Units Outstanding                           62,685,696
                                                                  ===========
   Contracts with Mortality and Expense Risk Charge of:                  0.60% /(2)/
                                                                  -----------
   Accumulation Unit Value                                          1.2201462
   Net Assets Attributable to Accumulation Units Outstanding        6,301,061
                                                                  ===========
   Accumulation Units Issued                                        8,447,026
   Accumulation Units Redeemed                                     (3,282,841)
                                                                  -----------
   Increase (Decrease) in Accumulation Units Outstanding            5,164,185
   Beginning Accumulation Units Outstanding                                --
                                                                  -----------
   Ending Accumulation Units Outstanding                            5,164,185
                                                                  ===========

                                                                VALIC Company I
                                                                Foreign Value
The accumulation units outstanding and analysis of the increase     Fund
(decrease) in units outstanding as of December 31, 2006.        ---------------
                                                                Division 89
                                                                ---------------
   Contracts with Mortality and Expense Risk Charge of:                  1.00% /(2)/ /(3)/ /(4)/ /(5)/
   Accumulation Unit Value                                          1.2212918
   Net Assets Attributable to Accumulation Units Outstanding      668,359,249
                                                                  ===========
   Accumulation Units Issued                                      609,742,762
   Accumulation Units Redeemed                                    (62,455,267)
                                                                  -----------
   Increase (Decrease) in Accumulation Units Outstanding          547,287,495
   Beginning Accumulation Units Outstanding                                --
                                                                  -----------
   Ending Accumulation Units Outstanding                          547,287,495
                                                                  ===========
   Contracts with Mortality and Expense Risk Charge of:                   0.80%/(2)/
                                                                  -----------
   Accumulation Unit Value                                          1.2239106
   Net Assets Attributable to Accumulation Units Outstanding      163,643,201
                                                                  ===========
   Accumulation Units Issued                                      147,852,763
   Accumulation Units Redeemed                                    (14,147,571)
                                                                  -----------
   Increase (Decrease) in Accumulation Units Outstanding          133,705,192
   Beginning Accumulation Units Outstanding                                --
                                                                  -----------
   Ending Accumulation Units Outstanding                          133,705,192
                                                                  ===========
   Contracts with Mortality and Expense Risk Charge of:                   0.60% /(2)/
                                                                  -----------
   Accumulation Unit Value                                          1.2265474
   Net Assets Attributable to Accumulation Units Outstanding       13,671,480
                                                                  ===========
   Accumulation Units Issued                                       14,506,903
   Accumulation Units Redeemed                                     (3,360,591)
                                                                  -----------
   Increase (Decrease) in Accumulation Units Outstanding           11,146,312
   Beginning Accumulation Units Outstanding                                --
                                                                  -----------
   Ending Accumulation Units Outstanding                           11,146,312
                                                                  ===========

--------
/(1)/ Offered in registered Potentia Product
/(2)/ Offered in Portfolio Director Product
/(3)/ Offered in Group Unit Purchase Product
/(4)/ Offered in Independence Plus Fixed and Variable Annuity Product /(5)/ Offered in Impact Fixed and Variable Annuity Product
/(6)/ Funds were closed as of May 29, 2006.

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

6. Financial Highlights

A summary of unit values and units outstanding for the divisions, investment income ratios, expense ratios, excluding expenses of the underlying funds, and total return ratios for each of the four years in the period ended December 31, 2006, follows:

                                                     At December 31
                                           ---------------------------------- ----------



                                                   Unit Fair Value             Average
                                           Units      Lowest to    Net Assets Net Assets
                                           (000s)      Highest       (000s)     (000s)
                                           ------- --------------- ---------- ----------
VALIC Company I Capital Conservation Fund,
Division 1
------------------------------------------
2006                                           647 $         5.06  $    3,270 $    3,370
2005                                           710           4.89       3,471      3,686
2004                                           805           4.85       3,901      3,989
2003                                           865           4.71       4,075      4,307
2002                                           993           4.57       4,536      4,292

VALIC Company I Money Market I Fund,
Division 2
------------------------------------
2006                                           514 $         2.89  $    1,488 $    1,634
2005                                           637           2.79       1,779      1,792
2004                                           657           2.75       1,805      1,915
2003                                           735           2.75       2,024      2,793
2002                                         1,288           2.76       3,560      3,886

VALIC Company I Mid Cap Index Fund,
Division 4
-----------------------------------
2006                                       250,494 $1.46 to 11.15  $2,555,661 $2,391,440
2005                                       233,145  1.35 to 10.20   2,171,514  1,933,336
2004                                       214,907   1.22 to 9.15   1,806,400  1,543,301
2003                                       192,477   1.07 to 7.93   1,412,960  1,105,126
2002                                       169,912   0.80 to 5.90     931,354    996,421

VALIC Company I Asset Allocation Fund,
Division 5
--------------------------------------
2006                                        34,238 $ 4.96 to 5.43  $  170,212 $  167,501
2005                                        38,102   4.48 to 4.89     171,347    181,762
2004                                        45,466   4.36 to 4.74     198,651    192,593
2003                                        44,059   4.06 to 4.40     179,689    163,495
2002                                        45,224   3.43 to 3.70     155,648    172,207

VALIC Company I Money Market I Fund,
Division 6
------------------------------------
2006                                       186,929 $ 1.04 to 2.22  $  384,271 $  353,153
2005                                       168,376   1.01 to 2.14     322,035    325,994
2004                                       169,102   1.00 to 2.09     329,953    354,985
2003                                       194,029   1.01 to 2.09     380,465    425,490
2002                                       239,738   1.01 to 2.09     471,250    477,816

VALIC Company I Capital Conservation Fund,
Division 7
------------------------------------------
2006                                        72,949 $ 2.83 to 3.08  $  207,102 $  158,612
2005                                        40,013   2.74 to 2.96     110,122     96,391
2004                                        30,328   2.72 to 2.93      82,661     79,470
2003                                        28,834   2.64 to 2.83      76,312     76,438
2002
                                            29,869   2.56 to 2.74      76,624     69,109

VALIC Company I Government Securities
Fund, Division 8
-------------------------------------
2006                                        35,001 $ 2.83 to 3.08  $   99,642 $  105,383
2005
                                            40,621   2.78 to 3.00     113,302    118,579
2004                                        45,451   2.73 to 2.94     124,294    129,246
2003                                        52,761   2.67 to 2.86     141,390    163,616
2002                                        62,366   2.66 to 2.85     166,699    131,233

VALIC Company I Stock Index Fund, Division
10A
------------------------------------------
2006                                         8,641 $        26.41  $  233,452 $  235,241
2005                                        10,025          23.11     237,030    246,941
2004                                        11,234          22.33     256,852    258,387
2003                                        12,425          20.41     260,143    242,689
2002                                        13,677          16.08     225,569    283,832

VALIC Company I Stock Index Fund, Division
10B
------------------------------------------
2006                                           433 $        44.40  $   19,696 $   19,747
2005                                           500          38.64      19,797     20,921
2004                                           579          37.11      22,044     21,845
2003                                           621          33.70      21,618     20,247
2002                                           690          26.39      18,851     23,176

                                            For the year ended December 31
                                           ------------------------------
                                                                         total
                                                                         Return
                                                                         Lowest
                                           Investment                      to
                                             Income     Expense         Highest/
                                           Ratio /(1)/ Ratio /(2)/        (3)/
                                           ----------  ----------  --------
VALIC Company I Capital Conservation Fund,
Division 1
------------------------------------------
2006                                          1.47%       0.98%       3.48%
2005                                          4.19%       0.99%       0.77%
2004                                          3.56%       1.00%       2.94%
2003                                          3.33%       1.04%       3.09%
2002                                          4.61%       1.00%       7.85%

VALIC Company I Money Market I Fund,
Division 2
------------------------------------
2006                                          4.33%       0.96%       3.58%
2005                                          2.79%       1.04%       1.71%
2004                                          0.82%       1.05%      -0.20%
2003                                          0.63%       1.04%      -0.40%
2002                                          1.24%       1.00%       0.24%

VALIC Company I Mid Cap Index Fund,
Division 4
-----------------------------------
2006                                          0.51%       0.96%       8.38% to 9.32%
2005                                          1.02%       0.96%      10.57% to 11.53%
2004                                          0.84%       0.98%      14.37% to 15.35%
2003                                          0.68%       0.97%      33.16% to 34.31%
2002                                          0.66%       0.98%     -16.14% to -15.41%

VALIC Company I Asset Allocation Fund,
Division 5
--------------------------------------
2006                                          1.60%       0.98%      10.65% to 11.09%
2005                                          2.44%       0.98%       2.68% to 3.09%
2004                                          1.84%       0.99%       7.41% to 7.84%
2003                                          1.87%       0.99%      18.48% to 18.96%
2002                                          2.51%       0.99%     -10.26% to -9.90%

VALIC Company I Money Market I Fund,
Division 6
------------------------------------
2006                                          4.57%       0.96%       3.11% to 4.00%
2005                                          2.76%       0.96%       1.24% to 2.12%
2004                                          0.78%       0.93%      -0.66% to 0.20%
2003                                          0.60%       0.96%      -0.86% to 0.00%
2002                                          1.24%       0.96%      -0.22% to 0.64%

VALIC Company I Capital Conservation Fund,
Division 7
------------------------------------------
2006                                          1.97%       1.03%       3.48% to 3.89%
2005                                          3.81%       0.87%       0.77% to 1.17%
2004                                          3.51%       0.97%       2.94% to 3.35%
2003                                          3.36%       1.03%       3.09% to 3.50%
2002                                                                  7.85% to
                                              4.57%       0.98%           8.28%

VALIC Company I Government Securities
Fund, Division 8
-------------------------------------
2006                                          2.25%       0.97%       2.01% to 2.42%
2005                                                                  1.60% to
                                              3.45%       0.98%           2.00%
2004                                          2.85%       0.99%       2.41% to 2.82%
2003                                          3.08%       0.98%       0.14% to 0.55%
2002                                          4.06%       0.98%      10.92% to 11.36%

VALIC Company I Stock Index Fund, Division
10A
------------------------------------------
2006                                          0.81%       0.99%      14.26%
2005                                          1.48%       0.98%       3.52%
2004                                          1.54%       0.98%       9.41%
2003                                          1.30%       0.97%      26.93%
2002                                          1.14%       1.00%     -23.21%

VALIC Company I Stock Index Fund, Division
10B
------------------------------------------
2006                                          0.82%       0.39%      14.91%
2005                                          1.49%       0.43%       4.11%
2004                                          1.54%       0.37%      10.07%
2003                                          1.30%       0.29%      27.79%
2002                                          1.14%       0.29%     -22.66%

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                         Notes to Financial Statements

6. Financial Highlights (Continued)

               At December 31                         For the year ended December 31
     ---------------------------------- ----------------------------------------------------------
             Unit Fair Value                          Investment
     Units      Lowest to    Net Assets  Average Net    Income     Expense    Total Return Lowest to
     (000s)      Highest       (000s)   Assets (000s) Ratio /(1)/ Ratio /(2)/     Highest /(3)/
     ------- --------------- ---------- ------------- ----------  ----------  ----------------------

VALIC Company I Stock Index Fund. Division 10C
----------------------------------------------
2006 827,755 $1.06 to $6.05  $4,663,564  $4,416,739      0.86%       0.95%        13.74% to 14.72%
2005 849,383   0.93 to 5.28   4,169,914   4,093,536      1.47%       0.94%          3.05% to 9.85%
2004 845,578   0.91 to 5.08   4,017,159   3,850,094      1.54%       0.94%         8.91% to 27.43%
2003 846,011   0.83 to 4.62   3,686,006   3,237,578      1.30%       0.94%       26.34% to -22.90%
2002 814,587   0.66 to 3.63   2,794,008   3,218,554      1.15%       0.98%      -23.56% to -12.73%

VALIC Company I Stock Index Fund, Division 10D
----------------------------------------------
2006   2,692 $         9.93  $   26,887  $   26,461      0.83%       0.98%                  14.26%
2005   2,979           8.69      26,034      27,647      1.48%       0.99%                   3.52%
2004   3,467           8.40      29,260      29,060      1.53%       0.97%                   9.41%
2003   3,741           7.68      28,855      26,405      1.30%       0.96%                  26.93%
2002   3,940           6.05      23,946      28,324      1.15%       1.01%                 -23.21%

VALIC Company I International Equities Fund, Division 11
--------------------------------------------------------
2006 463,641 $2.00 to $2.14  $  929,585  $  796,041      1.71%       0.97%        21.84% to 22.33%
2005 394,287   1.64 to 1.75     648,641     520,365      1.81%       0.97%        15.82% to 16.29%
2004 265,712   1.42 to 1.51     376,837     224,399      1.43%       0.98%        16.68% to 17.15%
2003 100,098   1.21 to 1.29     121,879      86,715      1.58%       0.98%        28.35% to 28.86%
2002  78,954   0.95 to 1.00      74,884      84,752      0.33%       0.99%      -19.60% to -19.28%

VALIC Company I Social Awareness Fund, Division 12
--------------------------------------------------
2006  98,760 $1.06 to $4.58  $  424,214  $  394,505      0.74%       0.96%        13.85% to 14.83%
2005 102,370   0.93 to 3.99     384,400     390,447      1.19%       0.97%          2.56% to 3.45%
2004 113,968   0.91 to 3.85     414,408     408,421      1.24%       0.98%          8.99% to 9.93%
2003 119,744   0.84 to 3.50     398,346     349,114      1.00%       0.98%        26.59% to 27.68%
2002 121,648   0.66 to 2.75     318,132     378,702      0.79%       0.98%      -24.55% to -23.90%

VALIC Company I International Government Bond Fund, Division 13
---------------------------------------------------------------
2006  57,640 $2.36 to $2.50  $  136,108  $  137,789      4.04%       0.97%          6.88% to 7.31%
2005  64,324   2.20 to 2.33     142,221     147,764      3.96%       0.97%        -1.60% to -1.20%
2004  69,235   2.24 to 2.36     154,892     148,766      5.09%       0.98%          9.53% to 9.97%
2003  74,424   2.04 to 2.15     152,636     145,118      2.42%       0.98%        18.23% to 18.70%
2002  73,861   1.73 to 1.81     128,024     108,223        --        0.98%        16.22% to 16.68%

VALIC Company I Small Cap Index Fund, Division 14
-------------------------------------------------
2006 287,518 $1.49 to $4.13  $1,124,330  $1,001,724      0.40%       0.96%        16.36% to 17.36%
2005 260,165   1.28 to 3.52     870,870     745,223      0.95%       0.96%          2.76% to 3.65%
2004 201,258   1.25 to 3.40     650,837     502,550      0.84%       0.98%        16.18% to 17.18%
2003 149,874   1.08 to 2.90     416,710     285,486      0.55%       0.97%        44.34% to 45.59%
2002 109,676   0.75 to 1.99     210,172     226,337      0.95%       0.98%      -21.97% to -21.29%

VALIC Company I Core Equity Fund, Division 15
---------------------------------------------
2006 191,812 $2.37 to $2.49  $  455,319  $  471,012      0.65%       0.97%        10.63% to 11.07%
2005 282,887   2.08 to 2.17     585,907     596,629      1.18%       0.98%          6.96% to 7.39%
2004 320,911   1.94 to 2.02     625,526     558,250      1.04%       0.98%        25.53% to 26.03%
2003 339,145   1.55 to 1.60     526,422     629,299      0.84%       0.99%      -22.91% to -22.60%
2002 384,498   2.01 to 2.07     773,821     836,811      0.45%       1.00%      -16.12% to -15.78%

VALIC Company I Growth & Income Fund, Division 16
-------------------------------------------------
2006  55,058 $1.03 to $2.62  $  137,552  $  137,079      0.65%       0.98%        13.68% to 14.66%
2005  65,279   0.91 to 2.29     142,823     153,769      1.18%       0.98%         -0.01% to 0.85%
2004  77,184   0.91 to 2.27     167,042     167,906      0.95%       0.99%         9.11% to 10.05%
2003  93,726   0.83 to 2.06     186,306     162,637      0.67%       0.99%        20.88% to 21.92%
2002  93,866   0.69 to 1.69     153,634     185,496      0.68%       0.99%      -22.66% to -21.99%

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                         Notes to Financial Statements

6. Financial Highlights (Continued)

               At December 31                         For the year ended December 31
     ---------------------------------- ----------------------------------------------------------
             Unit Fair Value                          Investment
     Units      Lowest to    Net Assets  Average Net    Income     Expense    total Return Lowest to
     (000s)      Highest       (000s)   Assets (000s) Ratio /(1)/ Ratio /(2)/     Highest/ (3)/
     ------- --------------- ---------- ------------- ----------  ----------  ----------------------
2006 424,261 $0.53 to $2.42  $  981,809  $1,035,644        --        0.96%          4.32% to 5.22%
2005 511,716   0.51 to 2.30   1,129,864   1,177,302        --        0.96%          1.83% to 2.71%
2004 618,736   0.50 to 2.24   1,328,628   1,351,782        --        0.98%         -0.67% to 0.19%
2003 689,182   0.51 to 2.24   1,490,473   1,197,495        --        0.98%        49.28% to 50.57%
2002 654,031   0.34 to 1.49     942,694   1,168,544        --        0.98%      -41.08% to -40.57%

VALIC Company I Small Cap Fund, Division 18
-------------------------------------------
2006 194,385 $2.88 to $3.06  $  561,593  $  601,283        --        0.97%          7.33% to 7.76%
2005 231,549   2.68 to 2.84     616,086     622,771        --        0.97%          6.26% to 6.69%
2004 262,835   2.53 to 2.66     662,328     614,333        --        0.98%        17.83% to 18.30%
2003 302,921   2.14 to 2.25     652,804     548,920        --        0.96%        35.04% to 35.57%
2002 310,040   1.59 to 1.66     494,495     588,767        --        0.96%      -24.15% to -23.84%

Templeton Global Asset Allocation Fund, Division 19 /(8)/
--------------------------------------------------------
2006      -- $   --  to $--  $       --  $  403,978        --        0.49%          7.95% to 8.13%
2005 150,266   2.64 to 2.83     398,848     387,058      3.93%       1.21%          2.57% to 2.98%
2004 145,175   2.57 to 2.74     374,152     321,788      2.96%       1.23%        14.49% to 14.95%
2003 147,399   2.25 to 2.39     334,579     256,788      2.73%       1.19%        30.67% to 31.19%
2002 128,200   1.72 to 1.82     222,713     236,355      1.96%       1.19%        -5.36% to -4.98%

VALIC Company I International Growth I Fund, Division 20
--------------------------------------------------------
2006 258,416 $2.33 to $2.47  $  605,093  $  506,825      1.83%       0.95%        25.12% to 25.62%
2005 219,896   1.86 to 1.96     408,838     390,878      1.35%       0.97%        12.57% to 13.02%
2004 246,624   1.65 to 1.74     407,359     385,156      0.60%       0.98%        14.45% to 14.91%
2003 280,453   1.45 to 1.51     407,377     351,302      1.05%       0.96%        24.17% to 24.67%
2002 288,450   1.16 to 1.21     337,197     394,594      0.98%       0.97%      -19.10% to -18.77%

VALIC Company I Core Value Fund, Division 21
--------------------------------------------
2006 126,790 $1.90 to $2.06  $  242,124  $  233,026      0.82%       0.95%        15.98% to 16.44%
2005 137,303   1.64 to 1.77     225,277     231,100      1.90%       0.96%          3.52% to 3.94%
2004 154,912   1.58 to 1.70     241,354     233,026      1.81%       0.96%        11.68% to 12.13%
2003 164,857   1.42 to 1.52     235,131     201,592      1.48%       0.96%        27.93% to 28.44%
2002 166,167   1.11 to 1.18     185,111     214,063      1.10%       0.96%      -20.38% to -20.06%

Vanguard Long-Term Investment Grade Fund, Division 22
-----------------------------------------------------
2006 116,751 $1.91 to $2.11  $  224,574  $  214,276      5.71%       0.95%          1.83% to 2.24%
2005 114,312   1.87 to 2.06     215,609     209,251      5.34%       0.95%          4.09% to 4.51%
2004 108,313   1.80 to 1.97     195,275     182,470      5.61%       0.96%          7.86% to 8.29%
2003 110,831   1.67 to 1.82     187,005     187,702      5.65%       0.95%          5.20% to 5.62%
2002 106,615   1.59 to 1.73     170,904     144,556      6.27%       0.95%        12.10% to 12.55%

Vanguard Long-Term Treasury Fund, Division 23
---------------------------------------------
2006 147,344 $1.93 to $2.09  $  286,342  $  303,205      4.95%       0.95%          0.73% to 1.13%
2005 173,758   1.92 to 2.07     333,761     317,350      4.84%       0.96%          5.55% to 5.97%
2004 162,227   1.82 to 1.95     295,240     295,301      5.03%       0.97%          6.05% to 6.48%
2003 182,935   1.71 to 1.83     315,279     341,949      4.82%       0.96%          1.65% to 2.06%
2002 199,173   1.68 to 1.80     337,458     267,603      5.22%       0.97%        15.51% to 15.98%

Vanguard Windsor II Fund, Division 24
-------------------------------------
2006 696,334 $2.62 to $2.85  $1,837,638  $1,671,001      2.33%       1.20%        16.78% to 17.25%
2005 702,946   2.25 to 2.43   1,566,299   1,483,284      2.17%       1.20%          5.68% to 6.11%
2004 644,293   2.12 to 2.29   1,372,830   1,183,729      2.11%       1.21%        16.84% to 17.31%
2003 603,232   1.82 to 1.95   1,106,274     895,011      2.37%       1.20%        28.47% to 28.98%
2002 542,194   1.42 to 1.51     773,254     836,093      2.22%       1.21%      -17.90% to -17.57%

Vanguard Wellington Fund, Division 25
-------------------------------------
2006 611,262 $2.47 to $2.73  $1,524,379  $1,384,025      3.09%       1.20%        13.51% to 13.96%
2005 586,360   2.18 to 2.40   1,284,053   1,208,911      2.97%       1.20%          5.50% to 5.92%
2004 552,256   2.06 to 2.26   1,142,920   1,017,473      3.02%       1.21%         9.79% to 10.23%
2003 505,105   1.88 to 2.05     960,010     801,343      2.98%       1.20%        19.25% to 19.73%
2002 443,418   1.58 to 1.71     706,350     702,977      3.28%       1.20%        -8.05% to -7.69%

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company


                   Notes to Financial Statements (Continued)

6. Financial Highlights (Continued)

              At December 31                           For the year ended December 31
     ------------------------------------  -----------------------------------------------------
                                                         Investment
     Units   Unit Fair Value    Net Assets  Average Net    Income     Expense    Total Return Lowest
     (000s)  Lowest to Highest    (000s)   Assets (000s) Ratio /(1)/ Ratio /(2)/  to Highest /(3)/
     ------- -----------------  ---------- ------------- ----------  ----------  -----------------
2006      -- $  --  to   $  --  $       --  $  546,967        --        0.40%      0.70% to    1.05%
2005 438,965  0.72  to    1.36     559,314     568,259        --        0.95%      8.33% to    9.27%
2004 526,535  0.67  to    1.25     617,991     620,357        --        0.96%      8.50% to    9.44%
2003 626,301  0.62  to    1.14     684,141     608,282        --        0.94%     30.76% to   31.88%
2002 636,710  0.47  to    0.87     528,947     633,606        --        0.95%    -31.63% to  -31.04%

Putnam OTC & Emerging Growth Fund, Division 27 /(8)/
---------------------------------------------------
2006      -- $  --  to   $  --  $       --  $  188,156        --        0.41%      6.07% to    6.43%
2005 300,718  0.57  to    1.29     189,177     194,028        --        0.96%      6.20% to    7.11%
2004 362,619  0.54  to    1.21     214,218     213,954        --        0.97%      6.36% to    7.28%
2003 415,502  0.50  to    0.59     230,486     202,099        --        0.97%     33.16% to   34.31%
2002 411,134  0.38  to    0.44     170,362     204,178        --        0.98%    -33.78% to  -33.20%

Putnam Global Equity Fund, Division 28 /(8)/
-------------------------------------------
2006      -- $  --  to   $  --  $       --  $  376,020        --        0.39%      7.38% to    7.75%
2005 265,050  0.88  to    1.53     373,886     374,697      0.83%       0.94%      7.12% to    8.05%
2004 297,644  0.82  to    1.41     392,170     378,921      0.25%       0.96%     11.90% to   12.86%
2003 342,450  0.73  to    1.25     403,106     345,165      2.39%       0.95%     27.07% to   28.17%
2002 338,386  0.58  to    0.98     311,697     353,447      0.25%       0.96%    -20.31% to  -19.59%

VALIC Company I Large Cap Growth Fund, Division 30 /(8)/
-------------------------------------------------------
2006      -- $  --  to   $  --  $       --  $  324,192      0.18%       0.40%     -1.18% to   -1.02%
2005 300,698  1.12  to    1.21     336,720     362,869      0.61%       0.96%      1.13% to    1.54%
2004 372,247  1.11  to    1.20     411,133     427,053        --        0.96%      4.24% to    4.66%
2003 445,027  1.07  to    1.14     479,482     427,889      0.02%       0.94%     24.83% to   25.33%
2002 451,370  0.86  to    0.91     389,149     479,302      0.04%       0.95%    -28.84% to  -28.56%

American Century Ultra Fund, Division 31 /(8)/
---------------------------------------------
2006      -- $  --  to   $  --  $       --  $  942,108        --        0.41%     -5.34% to   -5.02%
2005 601,775  0.86  to    1.82   1,007,713   1,036,454      0.12%       0.99%      0.64% to    1.50%
2004 681,209  0.86  to    1.80   1,121,768   1,080,945        --        0.99%      9.09% to   10.03%
2003 717,627  0.79  to    1.63   1,083,216     927,828        --        0.97%     24.00% to   25.07%
2002 663,903  0.63  to    1.31     803,599     909,750      0.26%       0.98%    -24.26% to  -23.61%

Templeton Foreign Fund, Division 32 /(8)/
----------------------------------------
2006      -- $  --  to   $  --  $       --  $  676,066        --        0.39%      6.90% to    7.08%
2005 336,992  1.92  to    2.07     645,925     586,347      1.72%       0.95%      9.53% to    9.97%
2004 312,327  1.75  to    1.88     545,727     469,327      2.08%       0.97%     16.96% to   17.43%
2003 293,418  1.50  to    1.60     441,868     345,069      2.19%       0.97%     29.22% to   29.73%
2002 256,119  1.16  to    1.24     298,190     313,014      1.55%       0.98%     -9.55% to   -9.19%

VALIC Company II International Small Cap Equity Fund, Division 33
-----------------------------------------------------------------
2006 275,096 $2.07  to   $2.14  $  569,761  $  383,808      0.50%       0.71%     19.33% to   19.81%
2005 141,743  1.74  to    1.79     245,939      86,678      0.44%       0.70%     28.49% to   29.00%
2004  18,383  1.35  to    1.38      24,572      25,491      1.23%       0.64%     18.44% to   18.92%
2003  19,542  1.14  to    1.16      29,880      22,229      1.10%       0.49%     27.09% to   27.59%
2002  12,981  0.90  to    0.91      17,561      16,756      0.39%       0.41%    -18.02% to  -17.70%

VALIC Company II Small Cap Growth Fund, Division 35
---------------------------------------------------
2006  29,224 $0.90  to   $1.68  $   47,591  $   47,517        --        0.70%      8.41% to    9.62%
2005  28,855  0.83  to    1.53      42,479      41,201        --        0.70%      3.26% to    4.41%
2004  29,634  0.81  to    1.47      42,220      39,933        --        0.66%      9.27% to   10.49%
2003  32,553  0.74  to    1.33      47,451      32,390        --        0.54%     43.69% to   45.29%
2002  21,283  0.51  to    0.91      22,590      23,242        --        0.48%    -33.76% to  -33.02%

VALIC Company II Small Cap Value Fund, Division 36
--------------------------------------------------
2006  64,994 $2.47  to   $2.56  $  161,107  $  112,445      0.57%       0.70%     17.91% to   18.38%
2005  45,167  2.10  to    2.16      87,273      93,033      0.68%       0.68%      5.92% to    6.34%
2004  46,339  1.98  to    2.03      91,703      71,872      0.68%       0.68%     18.48% to   18.96%
2003  34,840  1.67  to    1.71      65,019      48,365      0.44%       0.60%     38.20% to   38.75%
2002  29,222  1.21  to    1.23      40,139      39,413      1.06%       0.61%    -13.13% to  -12.78%

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

6. Financial Highlights (Continued)

              At December 31                         For the year ended December 31
     ------------------------------------  --------------------------------------------------
                                            Average   Investment
     Units   Unit Fair Value    Net Assets Net Assets   Income     Expense    Total Return Lowest
     (000s)  Lowest to Highest    (000s)     (000s)   Ratio /(1)/ Ratio /(2)/  to Highest/ (3)/
     ------- -----------------  ---------- ---------- ----------  ----------  -----------------
VALIC Company II Mid Cap Value Fund, Division 37
------------------------------------------------
2006  46,415 $1.31  to   $1.36   $ 61,039   $ 55,659       --        0.71%     14.21% to   14.66%
2005  43,155  1.15  to    1.18     49,299     46,961       --        0.71%     10.42% to   10.87%
2004  46,181  1.04  to    1.07     47,973     45,888       --        0.69%     11.84% to   12.29%
2003  47,429  0.93  to    0.95     48,029     35,597       --        0.64%     37.41% to   37.96%
2002  33,996  0.68  to    0.69     25,795     25,593       --        0.62%    -30.75% to  -30.48%

VALIC Company II Mid Cap Value Fund, Division 38
------------------------------------------------
2006 122,876 $3.35  to   $3.46   $411,742   $351,099     0.39%       0.70%     15.87% to   16.34%
2005 108,200  2.89  to    2.97    304,188    274,020     0.05%       0.70%      8.59% to    9.02%
2004  90,191  2.66  to    2.73    239,126    188,597     0.18%       0.70%     15.39% to   15.85%
2003  69,024  2.31  to    2.35    165,513    113,095     0.09%       0.65%     42.29% to   42.86%
2002  50,596  1.62  to    1.65     86,275     83,545     0.24%       0.65%    -14.60% to  -14.26%

VALIC Company II Capital Appreciation Fund, Division 39
-------------------------------------------------------
2006   9,377 $0.75  to   $1.27   $  9,438   $ 10,004     0.17%       0.64%      4.09% to    5.25%
2005  11,072  0.72  to    1.21     10,593     10,397     0.06%       0.63%      1.93% to    3.07%
2004  13,388  0.71  to    1.19     12,431     12,892     0.28%       0.55%      7.67% to    8.87%
2003  23,085  0.66  to    0.88     22,193     19,086     0.05%       0.43%     24.13% to   25.52%
2002  21,008  0.53  to    0.70     16,266     18,424       --        0.41%    -31.74% to  -30.98%

VALIC Company II Large Cap Value Fund, Division 40
--------------------------------------------------
2006 141,357 $2.11  to   $2.18   $298,102   $125,597     0.97%       0.70%     17.68% to   18.15%
2005  31,182  1.79  to    1.84     55,688     49,323     1.09%       0.70%      8.05% to    8.48%
2004  27,681  1.66  to    1.70     44,861     40,691     1.36%       0.70%     12.71% to   13.16%
2003  25,244  1.47  to    1.50     40,489     28,289     1.46%       0.62%     26.53% to   27.03%
2002  15,435  1.16  to    1.18     20,534     16,776     1.08%       0.57%    -12.65% to  -12.30%

VALIC Company II Socially Responsible Fund, Division 41
-------------------------------------------------------
2006 331,640 $1.48  to   $1.53   $490,929   $255,910     0.88%       0.71%     14.74% to   15.20%
2005 106,547  1.29  to    1.33    136,627    140,003     1.21%       0.72%      3.31% to    3.72%
2004  75,008  1.25  to    1.28     93,678     35,242     1.40%       0.69%      9.12% to    9.55%
2003   8,150  1.14  to    1.17     14,565     11,685     0.83%       0.33%     27.30% to   27.81%
2002   6,483  0.90  to    0.91      9,891     10,856     0.82%       0.30%    -23.95% to  -23.64%

VALIC Company II Money Market II Fund, Division 44
--------------------------------------------------
2006 185,594 $1.21  to   $1.25   $225,165   $134,616     4.57%       0.70%      3.81% to    4.22%
2005  69,795  1.17  to    1.20     81,819     74,487     2.71%       0.70%      1.96% to    2.37%
2004  57,593  1.15  to    1.18     65,500     70,662     0.83%       0.71%      0.08% to    0.48%
2003  61,977  1.15  to    1.17     74,195     78,751     0.63%       0.68%     -0.13% to    0.27%
2002  67,414  1.15  to    1.17     80,452     67,457     1.24%       0.67%      0.51% to    0.91%

VALIC Company I Growth Fund, Division 45 (CLOSED) /(7)/
------------------------------------------------------
2004      -- $  --  to   $  --   $     --   $  1,722       --        0.98%     -7.77% to   -7.53%
2003   4,118  0.47  to    0.47      1,929      1,490       --        0.95%     22.15% to   22.64%
2002   2,641  0.38  to    0.39      1,012      1,018       --        0.97%    -30.70% to  -30.42%

VALIC Company I Nasdaq-100(R) Index Fund, Division 46
-----------------------------------------------------
2006 160,131 $0.50  to   $0.51   $ 79,992   $ 81,388     0.08%       0.96%      5.60% to    6.02%
2005 183,978  0.47  to    0.48     87,163     86,087     0.13%       0.96%      0.24% to    0.64%
2004 205,478  0.47  to    0.48     96,495     88,901     0.58%       0.97%      8.96% to    9.39%
2003 205,651  0.43  to    0.44     89,189     53,539       --        0.96%     47.79% to   48.39%
2002  85,840  0.29  to    0.30     25,172     22,196       --        0.97%    -38.87% to  -38.63%

Janus Adviser Worldwide Fund, Division 47 /(8)/
----------------------------------------------
2006      -- $  --  to   $  --   $     --   $ 34,840       --        0.39%      1.34% to    1.69%
2005  51,168  0.69  to    1.24     35,315     35,762     0.79%       0.96%      4.54% to    5.44%
2004  58,805  0.66  to    1.18     38,569     38,867     0.35%       0.97%      3.21% to    4.10%
2003  65,101  0.64  to    0.70     41,409     35,671     0.65%       0.96%     21.05% to   22.10%
2002  60,112  0.52  to    0.58     31,428     32,581     0.39%       0.97%    -27.08% to  -26.44%

VALIC Company II Aggressive Growth Lifestyle Fund, Division 48
--------------------------------------------------------------
2006  35,981 $1.23  to   $1.89   $ 65,628   $ 51,931       --        0.71%     12.35% to   13.60%
2005  26,756  1.10  to    1.66     41,368     37,402     1.97%       0.70%     10.28% to   11.51%
2004  23,935  0.99  to    1.49     35,659     34,093     1.13%       0.61%     11.80% to   13.05%
2003  21,229  0.89  to    1.32     33,885     25,898     0.98%       0.53%     27.49% to   28.91%
2002  15,605  0.70  to    1.02     20,691     21,130     0.70%       0.49%    -19.65% to  -18.75%

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

6. Financial Highlights (Continued)

              At December 31                         For the year ended December 31
     ------------------------------------  --------------------------------------------------
                                            Average   Investment
     Units   Unit Fair Value    Net Assets Net Assets   Income     Expense    Total Return Lowest
     (000s)  Lowest to Highest    (000s)     (000s)   Ratio /(1)/ Ratio /(2)/  to Highest /(3)/
     ------- -----------------  ---------- ---------- ----------  ----------  -----------------
VALIC Company II Conservative Growth Lifestyle Fund, Division 49
2006  52,393 $1.28  to   $1.91   $ 96,392   $ 85,239     1.00%       0.71%      9.40% to   10.62%
2005  45,831  1.17  to    1.72     72,955     67,417     1.08%       0.69%      7.12% to    8.31%
2004  40,378  1.09  to    1.59     62,528     55,910     2.02%       0.66%      9.58% to   10.80%
2003  34,144  0.99  to    1.44     55,165     43,357     2.32%       0.55%     21.58% to   22.93%
2002  26,169  0.82  to    1.17     35,814     35,475     2.11%       0.51%    -11.71% to  -10.73%

VALIC Company II Conservative Growth Lifestyle Fund, Division 50
----------------------------------------------------------------
2006  22,047 $1.27  to   $1.84   $ 39,119   $ 35,405       --        0.70%      8.05% to    9.25%
2005  20,165  1.17  to    1.68     31,560     29,879     2.84%       0.69%      4.70% to    5.87%
2004  17,680  1.12  to    1.59     28,401     28,523     2.63%       0.59%      7.55% to    8.75%
2003  15,229  1.04  to    1.46     28,956     23,412     3.17%       0.48%     15.43% to   16.72%
2002  11,160  0.90  to    1.25     19,844     19,502     1.30%       0.45%     -6.41% to   -5.37%

Vanguard LifeStrategy Growth Fund, Division 52
----------------------------------------------
2006  67,292 $1.62  to   $1.67   $109,039   $ 92,358     2.30%       1.19%     14.69% to   15.15%
2005  59,842  1.41  to    1.45     81,292     75,645     2.11%       1.18%      5.56% to    5.98%
2004  53,843  1.33  to    1.37     71,438     59,751     2.22%       1.17%     11.17% to   11.62%
2003  72,257  1.20  to    1.23     87,734     67,293     1.90%       1.01%     26.93% to   27.43%
2002  56,500  0.95  to    0.96     53,967     51,638     2.17%       1.00%    -16.88% to  -16.55%

Vanguard LifeStrategy Moderate Growth Fund, Division 53
-------------------------------------------------------
2006  77,721 $1.57  to   $1.62   $122,075   $109,946     2.86%       1.19%     11.91% to   12.35%
2005  74,704  1.40  to    1.44     98,585     93,800     2.61%       1.16%      4.38% to    4.80%
2004  66,184  1.34  to    1.38     88,307     74,552     2.76%       1.15%      9.19% to    9.63%
2003  87,905  1.23  to    1.26    109,571     85,782     2.50%       0.99%     20.88% to   21.36%
2002  66,576  1.02  to    1.04     68,579     63,609     3.06%       0.97%    -11.44% to  -11.08%

Vanguard LifeStrategy Conservative Growth Fund, Division 54
-----------------------------------------------------------
2006  30,392 $1.50  to   $1.55   $ 45,390   $ 41,738     3.31%       1.20%      9.25% to    9.69%
2005  30,511  1.37  to    1.41     38,881     39,172     2.93%       1.18%      3.16% to    3.57%
2004  27,719  1.33  to    1.36     36,593     31,182     3.06%       1.18%      6.68% to    7.11%
2003  26,983  1.25  to    1.27     33,935     26,284     2.95%       1.09%     15.13% to   15.59%
2002  18,622  1.08  to    1.10     20,319     17,451     3.85%       1.07%     -6.54% to   -6.17%

Evergreen Special Values Fund, Division 55 /(8)/
-----------------------------------------------
2006      -- $  --  to   $  --   $     --   $340,766       --        0.40%     10.02% to   10.20%
2005 155,352  1.98  to    2.04    308,806    262,766     0.90%       0.96%      9.34% to    9.77%
2004 123,345  1.81  to    1.86    222,791    174,070     0.84%       0.97%     18.85% to   19.32%
2003  94,579  1.53  to    1.56    144,741    109,322       --        0.96%     31.48% to   32.00%
2002  81,612  1.16  to    1.18     94,940     85,039       --        0.97%    -14.74% to  -14.40%

Evergreen Fundamental Large Cap Fund, Division 56 /(8)/
------------------------------------------------------
2006      -- $  --  to   $  --   $     --   $169,115     0.09%       0.40%      2.44% to    2.60%
2005 153,476  1.07  to    1.10    164,183    130,097     0.35%       0.98%      6.54% to    6.97%
2004 100,628  1.01  to    1.03    101,040     48,762     0.67%       0.98%      7.69% to    8.12%
2003  24,108  0.93  to    0.95     22,526      8,785     0.14%       0.97%     27.78% to   28.29%
2002   5,506  0.73  to    0.74      4,028      3,378     0.33%       0.96%    -17.80% to  -17.47%

Evergreen Equity Income Fund, Division 57 /(8)/
----------------------------------------------
2006      -- $  --  to   $  --   $     --   $ 24,752     0.24%       0.39%      4.35% to    4.52%
2005  20,068  1.23  to    1.27     24,720     43,787     1.39%       0.98%      2.50% to    2.91%
2004  49,455  1.20  to    1.23     59,178     37,663     1.68%       0.98%      9.03% to    9.47%
2003  15,201  1.10  to    1.12     16,775     11,683     1.78%       0.96%     27.12% to   27.63%
2002  10,654  0.87  to    0.88      9,242      8,754     0.63%       0.97%    -19.73% to  -19.40%

VALIC Company II Core Bond Fund, Division 58
--------------------------------------------
2006  61,262 $1.09  to   $1.46   $ 86,706   $ 61,717     3.87%       0.68%      3.42% to    4.58%
2005  39,368  1.05  to    1.40     49,423     50,952     3.84%       0.65%      0.72% to    1.84%
2004  31,364  1.04  to    1.37     41,882     35,826     4.13%       0.63%      3.28% to    4.43%
2003  20,584  1.15  to    1.31     32,797     30,002     2.98%       0.50%      2.50% to    3.64%
2002  14,616  1.12  to    1.27     24,215     16,882     5.11%       0.44%      7.30% to    8.49%

VALIC Company II Strategic Bond Fund, Division 59
-------------------------------------------------
2006 121,930 $1.30  to   $1.92   $227,069   $182,636     4.17%       0.71%      6.98% to    8.17%
2005  85,455  1.21  to    1.78    147,391    119,144     4.33%       0.72%      3.38% to    4.53%
2004  55,556  1.17  to    1.70     91,514     72,372     5.75%       0.71%      9.01% to   10.23%
2003  34,694  1.28  to    1.54     59,397     39,531     6.41%       0.59%     17.72% to   19.03%
2002  15,765  1.09  to    1.30     25,871     22,407     6.85%       0.53%      5.06% to    6.23%

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

6. Financial Highlights (Continued)

              At December 31                         For the year ended December 31
     ------------------------------------  --------------------------------------------------
                                            Average   Investment
     Units   Unit Fair Value    Net Assets Net Assets   Income     Expense    Total Return Lowest
     (000s)  Lowest to Highest    (000s)     (000s)   Ratio /(1)/ Ratio /(2)/  to Highest /(3)/
     ------- -----------------  ---------- ---------- ----------  ----------  -----------------
VALIC Company II High Yield Bond Fund, Division 60
--------------------------------------------------
2006  67,764 $1.81  to   $1.87   $122,971   $ 99,728     5.56%       0.72%     11.49% to   11.94%
2005  50,480  1.63  to    1.67     82,159     76,176     5.56%       0.72%      6.44% to    6.87%
2004  44,313  1.53  to    1.57     66,980     52,793     9.01%       0.70%     15.02% to   15.48%
2003  35,032  1.33  to    1.36     53,336     35,007     9.60%       0.60%     29.01% to   29.52%
2002  12,604  1.03  to    1.05     18,177     16,063     9.96%       0.49%     -2.56% to   -2.16%

Janus Fund, Division 61 /(8)/
----------------------------
2006      -- $  --  to   $  --   $     --   $ 50,144       --        0.39%      1.31% to    1.48%
2005  81,364  0.62  to    0.63     50,544     50,825     0.07%       0.95%      2.95% to    3.36%
2004  90,682  0.60  to    0.61     54,444     54,164       --        0.96%      3.64% to    4.06%
2003  99,604  0.58  to    0.59     58,035     48,451       --        0.95%     30.40% to   30.92%
2002  87,485  0.45  to    0.45     39,064     41,287       --        0.96%    -28.28% to  -28.00%

AIM Large Cap Growth Fund, Division 62 /(8)/
-------------------------------------------
2006      -- $  --  to   $  --   $     --   $ 19,019       --        0.40%     -0.03% to    0.13%
2005  58,454  0.32  to    0.32     17,433     16,321       --        0.94%      5.95% to    6.36%
2004  53,053  0.30  to    0.30     15,757     14,006       --        0.95%      8.21% to    8.64%
2003  46,900  0.28  to    0.28     12,981      9,818       --        0.95%     29.88% to   30.40%
2002  33,728  0.21  to    0.21      7,175      8,146       --        0.97%    -41.74% to  -41.51%

Credit Suisse Small Cap Growth Fund, Division 63 /(8)/
-----------------------------------------------------
2006      -- $  --  to   $  --   $     --   $ 55,233       --        0.41%      5.25% to    5.42%
2005  62,555  0.81  to    0.83     50,774     53,651       --        0.96%     -4.26% to   -3.88%
2004  68,156  0.85  to    0.86     57,452     51,992       --        0.97%     10.00% to   10.44%
2003  51,941  0.77  to    0.78     40,001     23,372       --        0.95%     44.99% to   45.57%
2002  26,068  0.53  to    0.54     13,837     11,501       --        0.97%    -31.47% to  -31.20%

MSIF Trust Mid Cap Growth Portfolio, Division 64 /(8)/
-----------------------------------------------------
2006       1 $  --  to   $  --   $     --   $126,143       --        0.41%      3.38% to    3.54%
2005 141,998  0.81  to    0.83    115,617     85,448       --        0.95%     16.90% to   17.37%
2004 101,122  0.70  to    0.71     70,176     50,068       --        0.95%     20.48% to   20.97%
2003  68,365  0.58  to    0.58     39,535     24,956       --        0.95%     40.83% to   41.39%
2002  36,766  0.41  to    0.41     15,087     13,180       --        0.96%    -31.70% to  -31.42%

Evergreen Special Equity Fund, Division 65 /(8)/
-----------------------------------------------
2006      -- $  --  to   $  --   $     --   $ 45,179       --        0.41%      4.52% to    4.69%
2005  45,946  0.98  to    1.00     43,270     41,574       --        0.95%      5.94% to    6.36%
2004  47,897  0.92  to    0.94     44,053     42,874       --        0.96%      4.61% to    5.04%
2003  45,184  0.88  to    0.89     39,838     16,735       --        0.95%     50.61% to   51.22%
2002  11,175  0.58  to    0.59      6,548      5,039       --        0.96%    -28.26% to  -27.97%

SIT Small Cap Growth Fund, Division 66 /(8)/
-------------------------------------------
2006      -- $  --  to   $  --   $     --   $135,970       --        0.41%      6.29% to    6.47%
2005 169,656  0.74  to    0.76    126,041     93,457       --        0.95%     17.35% to   17.81%
2004 133,858  0.63  to    0.64     83,848     76,239       --        0.96%      5.73% to    6.15%
2003 122,494  0.60  to    0.61     73,392     52,055       --        0.95%     33.23% to   33.77%
2002  74,745  0.45  to    0.45     33,590     26,090       --        0.96%    -26.96% to  -26.66%

SIT Mid Cap Growth Fund, Division 67 /(8)/
-----------------------------------------
2006      -- $  --  to   $  --   $     --   $ 29,303       --        0.42%      0.85% to    1.01%
2005  44,640  0.66  to    0.67     29,385     22,200       --        0.96%     14.12% to   14.58%
2004  37,107  0.58  to    0.59     21,325     18,374       --        0.97%     15.85% to   16.32%
2003  33,377  0.50  to    0.51     16,666     11,086       --        0.97%     37.13% to   37.68%
2002  17,124  0.36  to    0.37      6,230      5,294       --        0.98%    -35.29% to  -35.03%

Ariel Fund, Division 68
-----------------------
2006 263,335 $1.97  to   $2.02   $519,165   $542,024       --        0.95%      9.25% to    9.69%
2005 312,798  1.80  to    1.84    565,241    567,495     0.30%       0.95%     -0.08% to    0.32%
2004 291,623  1.81  to    1.84    523,918    384,123     0.06%       0.96%     20.75% to   21.24%
2003 200,714  1.50  to    1.51    300,555    216,517       --        0.95%     26.76% to   27.27%
2002 134,358  1.18  to    1.19    158,599    117,091       --        0.96%     -6.13% to   -5.75%

Ariel Appreciation Fund, Division 69
------------------------------------
2006 219,434 $1.76  to   $1.81   $387,982   $400,034     0.04%       0.95%      9.84% to   10.28%
2005 268,624  1.61  to    1.64    432,565    428,952     0.29%       0.96%      1.90% to    2.31%
2004 273,688  1.58  to    1.60    430,032    376,800     0.11%       0.97%     11.98% to   12.43%
2003 246,998  1.41  to    1.43    348,317    259,088       --        0.96%     29.67% to   30.19%
2002 185,582  1.09  to    1.10    201,707    166,704       --        0.96%    -11.25% to  -10.90%

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                   Notes to Financial Statements (Continued)

6. Financial Highlights (Continued)

                     At December 31                                   For the year ended December 31
           -----------------------------------------------  --------------------------------------------------
                                                             Average   Investment
            Units         Unit Fair Value        Net Assets Net Assets   Income     Expense    Total Return Lowest
            (000s)        Lowest to Highest        (000s)     (000s)   Ratio /(1)/ Ratio /(2)/  to Highest /(3)/
             ---------    ---------------------  ---------- ---------- ----------  ----------  -----------------
Lou Holland Growth Fund, Division 70
------------------------------------ --   -----  ---------- ---------- ----------  ----------  ------  --  ------
2006          54,091      $0.96      to   $0.99  $   52,523  $ 53,040     0.08%       0.88%      4.19% to    4.60%
2005          35,123       0.93      to    0.94      32,586    33,411     0.00%       0.95%     -1.78% to   -1.39%
2004          35,830       0.94      to    0.96      33,602    28,027     0.31%       0.96%     10.10% to   10.54%
2003          32,200       0.86      to    0.87      27,587    16,962       --        0.96%     26.39% to   26.90%
2002          15,709       0.68      to    0.68      10,642     8,016       --        0.97%    -22.26% to  -21.95%

Dreyfus BASIC U.S. Mortgage Securities Fund, Division 71 /(8)/
-------------------------------------------------------------
2006              --      $  --      to   $  --  $       --  $ 83,491     1.80%       0.39%     -0.98% to   -0.82%
2005          68,813       1.27      to    1.30      87,314    92,323     4.06%       0.96%      2.42% to    2.83%
2004          77,962       1.24      to    1.26      95,777    98,103     4.66%       0.97%      1.78% to    2.19%
2003          83,891       1.22      to    1.23     102,283   104,241     3.85%       0.97%      2.51% to    2.92%
2002          79,578       1.19      to    1.20      94,614    55,679     4.16%       0.97%      7.79% to    8.22%

VALIC Company I Blue Chip Growth Fund, Division 72
--------------------------------------------------
2006          95,874      $0.93      to   $0.95  $   89,448  $ 70,303     0.23%       0.95%      8.36% to    8.79%
2005          66,987       0.86      to    0.88      57,625    49,913     0.15%       0.93%      4.85% to    5.28%
2004          57,056       0.82      to    0.83      48,394    41,821     0.40%       0.95%      7.85% to    8.29%
2003          47,194       0.76      to    0.77      35,897    23,195       --        0.95%     28.18% to   28.70%
2002          26,917       0.59      to    0.60      15,967    15,834       --        0.97%    -25.07% to  -24.76%

VALIC Company I Health Sciences Fund, Division 73
-------------------------------------------------
2006         153,030      $1.21      to   $1.24  $  185,880  $186,065       --        0.96%      7.38% to    7.81%
2005         158,484       1.13      to    1.15     179,167   159,035       --        0.97%     11.91% to   12.35%
2004         161,674       1.01      to    1.03     162,277   144,254       --        0.97%     14.24% to   14.70%
2003         128,392       0.88      to    0.89     113,618    81,562       --        0.96%     35.63% to   36.18%
2002          81,475       0.65      to    0.66      53,144    50,292       --        0.97%    -28.36% to  -28.07%

VALIC Company I Value Fund, Division 74
---------------------------------------
2006          56,286      $1.39      to   $1.41  $   78,054  $147,228     0.95%       0.93%     15.18% to   15.64%
2005         118,410       1.20      to    1.22     154,746    63,923     1.01%       0.78%      5.29% to    5.71%
2004           6,261       1.14      to    1.16      18,880    15,207     0.44%       0.30%     15.14% to   15.60%
2003           3,841       0.99      to    1.00      13,950    11,292     1.14%       0.22%     24.72% to   25.22%
2002           2,127       0.80      to    0.80       9,737     9,874     0.56%       0.10%    -20.37% to  -20.05%

VALIC Company I Broad Cap Value Fund, Division 75 /(6)/
------------------------------------------------------
2006          22,478      $1.15      to   $1.16  $   28,574  $ 17,489     1.56%       0.81%     15.53% to   15.99%
2005              --       1.00      to    1.00       2,492     2,418     0.18%         --       0.00% to    0.00%

VALIC Company I Large Cap Core Fund, Division 76 /(6)/
-----------------------------------------------------
2006          92,452      $1.10      to   $1.10  $  101,149  $ 79,956     1.16%       0.95%     11.38% to   11.83%
2005              --       0.99      to    0.99       2,465     2,417     0.10%         --       0.00% to    0.00%

VALIC Company I Inflation Protected Fund, Division 77 /(4)/
----------------------------------------------------------
2006          11,130      $1.01      to   $1.02  $   16,158  $ 16,374     3.33%       0.68%     -0.59% to   -0.19%
2005          11,057       1.02      to    1.02      16,390    10,892     5.42%       0.52%      1.72% to    2.13%
2004              --       1.00      to    1.00       5,002     4,998     0.15%         --       0.00% to    0.00%

VALIC Company I VALIC Ultra Fund, Division 78 /(6)/
--------------------------------------------------
2006       1,133,942      $0.93      to   $0.94  $1,057,786  $662,673     0.02%       0.94%     -4.76% to   -3.94%
2005              --       0.98      to    0.98       2,448     2,412       --          --       0.00% to    0.00%

VALIC Company I Large Capital Growth Fund, Division 79 /(4)/
-----------------------------------------------------------
2006         524,432      $1.10      to   $1.12  $  581,819  $352,220     0.38%       0.93%      5.69% to    6.60%
2005              --       1.04      to    1.05      10,590    10,032     0.19%         --       3.54% to    4.42%
2004              --       1.01      to    1.01      10,081    10,054     0.01%         --       0.00% to    0.00%

AIG SunAmerica 2010 High Watermark Fund, Division 80 /(5)/
---------------------------------------------------------
2006          25,877      $1.06      to   $1.07  $   27,502  $ 26,647     3.31%       1.05%      5.54% to    5.96%
2005          24,719       1.01      to    1.01      24,851    15,326     3.25%       0.85%      0.00% to    0.00%

AIG SunAmerica 2015 High Watermark Fund, Division 81 /(5)/
---------------------------------------------------------
2006          22,809      $1.13      to   $1.13  $   25,642  $ 22,933     3.46%       1.05%      9.17% to    9.61%
2005          18,614       1.03      to    1.03      19,186    10,516     3.23%       0.84%      0.00% to    0.00%

AIG SunAmerica 2020 High Watermark Fund, Division 82 /(5)/
---------------------------------------------------------
2006           9,426      $1.14      to   $1.15  $   10,772  $  9,246     3.64%       1.05%      9.47% to    9.91%
2005           7,051       1.04      to    1.05       7,357     3,615     3.42%       0.84%      0.00% to    0.00%

                              Separate Account A
                                      of
                  The Variable Annuity Life Insurance Company

                 See Notes to Financial Statements (Continued)

6. Financial Highlights (Continued)

              At December 31                        For the year ended December 31
     ------------------------------------  ---------------------------------------------------
                                            Average   Investment
     Units   Unit Fair Value    Net Assets Net Assets   Income     Expense    Total Return Lowest
     (000s)  Lowest to Highest    (000s)     (000s)   Ratio /(1)/ Ratio /(2)/ to Highest/ (3)/
     ------- -----------------  ---------- ---------- ----------  ----------  ------------------
VALIC Company I Mid Cap Strategic Growth Fund, Division 83 /(4)/
---------------------------------------------------------------
2006 259,327 $1.18  to   $1.20   $307,168   $199,628     0.07%       0.91%     4.56%  to    5.46%
2005      --  1.13  to    1.14     11,422     10,396       --          --     11.45%  to   12.40%
2004      --  1.01  to    1.01     10,102     10,036     0.02%         --      0.00%  to    0.00%

VALIC Company I Small Cap Special Values Fund, Division 84 /(6)/
---------------------------------------------------------------
2006 325,757 $1.16  to   $1.16   $376,054   $222,427     0.93%       0.93%    17.96%  to   18.43%
2005      --  0.98  to    0.98      4,916      4,814     0.12%         --      0.00%  to    0.00%

VALIC Company I Small Cap Strategic Growth Fund, Division 85 /(6)/
-----------------------------------------------------------------
2006 159,122 $1.05  to   $1.06   $166,683   $106,306       --        0.93%     5.87%  to    6.29%
2005      --  1.00  to    1.00      2,490      2,424       --          --      0.00%  to    0.00%

VALIC Company I Small Cap Aggressive Growth Fund, Division 86 /(6)/
------------------------------------------------------------------
2006  48,733 $1.02  to   $1.02   $ 49,519   $ 32,409       --        0.90%     3.76%  to    4.17%
2005      --  0.98  to    0.98      2,453      2,411       --          --      0.00%  to    0.00%

VALIC Company I Global Equity Fund, Division 87 /(6)/
----------------------------------------------------
2006 354,730 $1.21  to   $1.22   $430,266   $248,458     2.17%       0.93%    20.86%  to   21.90%
2005      --  1.00  to    1.00      2,507      2,433     0.08%         --      0.00%  to    0.00%

VALIC Company I Global Strategy Fund, Division 88 /(6)/
------------------------------------------------------
2006 364,752 $1.21  to   $1.22   $442,018   $252,385     2.36%       0.94%    19.92%  to   20.40%
2005      --  1.01  to    1.01      5,070      4,882     0.09%         --      0.00%  to    0.00%

VALIC Company I Foreign Value Fund, Division 89 /(6)/
----------------------------------------------------
2006 692,139 $1.22  to   $1.23   $841,622   $442,935     1.98%       0.94%    20.97%  to   21.46%
2005      --  1.01  to    1.01      2,526      2,439     0.03%         --      0.00%  to    0.00%

--------
/(1)/ These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the Fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests.
/(2)/ These amounts represent the annualized contract expenses of the separate account, consisting of mortality and expense risk charges, net of any expense reimburse- ments, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner acc- ounts through the redemption of units and expenses of the underlying fund are excluded.
/(3)/ These amounts represent the total return for periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
/(4)/ Funds commenced operations on December 17, 2004.
/(5)/ Funds commenced operations on February 18, 2005.
/(6)/ Funds commenced operations on December 5, 2005.
/(7)/ The VALIC Company I Growth Fund was closed as of August 27, 2004.
/(8)/ Funds were closed as of May 29, 2006.

                              Portfolio Director
                             Portfolio Director 2
                            Portfolio Director Plus
                 Fixed and Variable Deferred Annuity Contracts

                           PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)         Financial Statements:

(i)         Audited Financial Statements - The Variable Annuity Life Insurance
            Company
            Report of Independent Registered Public Accounting Firm Consolidated Balance Sheets
            Consolidated Statements of Income and Comprehensive Income Consolidated Statements of Cash Flows
            Notes to Consolidated Financial Statements

(ii) Audited Financial Statements - The Variable Annuity Life Insurance Company Separate Account A
            Report of Independent Registered Public Accounting Firm
            Statement of Net Assets
            Statement of Operations
            Statements of Changes in Net Assets
            Notes to Financial Statements

(b)         Exhibits

1. Resolutions adopted by The Variable Annuity Life Insurance Company Board of Directors at its Annual Meeting of April 18, 1979 establishing The Variable Annuity Life Insurance Company Separate Account A. (1)

1(b). Restated Resolutions dated September 1, 2002, adopted by unanimous written consent of Executive Committee of The Variable Annuity Life Insurance Company Board of Directors. (10)

2.          Not Applicable.

3(a). Underwriting Agreement between The Variable Annuity Life Insurance Company, The Variable Annuity Life Insurance Company Separate Account A and A. G. Distributors, Inc. (2)

4(a).       Specimen Individual Annuity Contract. (Form UIT-194). (1)

4(b)(i).    Specimen Group Annuity Contract. (Form UITG-194). (1)

4(b)(ii).   Specimen Individual Non-Qualified Annuity Contract. (Form
            UITN-194). (1)

4(b)(iii).  Specimen Certificate of Participation under Group Annuity Contract
            (Form UITG-194P). (1)

4(b)(iv).   Specimen Individual Retirement Account Annuity Contract. (Form
            UIT-IRA-194). (1)

4(b)(v).    Specimen Simplified Employee Pension Contract (Form UIT-SEP-194).
            (1)

4(b)(vi).   Specimen Endorsement to Group Annuity Contract or Certificate of
            Participation under Group Annuity Contract. (Form UITG-194-RSAC), effective upon issuance. (3)

4(b)(vii).  Specimen SIMPLE Individual Retirement Annuity Contract (Form
            UIT-SIMPLE-897). (4)

4(b)(viii). Specimen Portfolio Director Endorsement to Individual Annuity
            Contract (Form IPD-798). (4)

4(b)(ix).   Specimen Portfolio Director Individual Retirement Annuity (IRA)
            Endorsement to Individual Retirement Account Annuity Contract
            (Form IPDIRA-798). (4)

4(b)(x). Specimen Portfolio Director Non-Qualified Deferred Annuity (NQDA) Endorsement to Individual Non-Qualified Annuity Contract (Form IPDN-798). (4)

4(b)(xi).   Specimen Economic Growth and Tax Relief Reconciliation Act
            ("EGTRRA") Retirement Plan Annuity Contract Endorsement (Form
            EGTR-302). (10)

4(b)(xii).  Specimen EGTRRA Individual Retirement Annuity Endorsement (Form
            EGTRIRA 802). (10)

4(b)(xiii). Specimen EGTRRA Roth Individual Retirement Annuity Endorsement
            (Form ROTHEGTR-802). (10)

4(b)(xiv).  Form of Guaranteed Minimum Withdrawal Benefit Endorsement. (11)

4(b)(xv).   Form of Premium Enhancement Credit Endorsement on First-Year
            Contributions. (14)

4(b)(xvi).  Form of Premium Enhancement Credit Endorsement on Eligible
            Deposits. (14)

5(a)(i). Specimen Application for Portfolio Director/Portfolio Director 2/Portfolio Director Plus Fixed and Variable Annuity for use with all plan types except Individual Retirement Annuities (IRA), Simplified Employee Pension Plan (SEP), and Non-Qualified Deferred Annuities (NQDA). (10)

5(a)(ii).  Specimen Application for Portfolio Director/Portfolio Director
           2/Portfolio Director Plus Fixed and Variable Annuity for use with Individual Retirement Annuities (IRA), Simplified Employee Pension Plans (SEP), and Non-Qualified Deferred Annuities (NQDA). (10)

5(b).      Specimen Group Master Application. (10)

6(a). Copy of Amended and Restated Articles of Incorporation of The Variable Annuity Life Insurance Company, effective as of April 28, 1989. (1)

6(b). Copy of Amendment Number One to Amended and Restated Articles of Incorporation of The Variable Annuity Life Insurance Company (as amended through April 28, 1989) effective March 28, 1990 (1)

6(c). Copy of Amended and Restated Bylaws of The Variable Annuity Life Insurance Company as amended through August 3, 2006. (12)

7.         Not Applicable.

8(a). (1) Participation Agreement between The Variable Annuity Life Insurance Company and Templeton Variable Products Series Fund. (1)

           (2) Form of Redacted Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and The Variable Annuity Life Insurance Company dated May 1, 2000. (2)

           (3) Master Shareholder Services Agreement between The Variable Annuity Life Insurance Company and Franklin Templeton Group of Funds. (8)

           (4) Form of Redacted Administrative Services Agreement between The Variable Annuity Life Insurance Company and Franklin Templeton Services, Inc. (2)

8(b). (1) Participation Agreement between The Variable Annuity Life Insurance Company and Dreyfus Variable Investment Fund. (1)

           (2) Agreement between The Variable Annuity Life Insurance Company and The Dreyfus Corporation dated July 1, 1997. (5)

           (3) Amendment No. 1 dated November 1, 1999 to Agreement between The Dreyfus Corporation and The Variable Annuity Life Insurance Company dated July 1, 1997. (2)

8(c). (1) Fund Participation Agreement between The Variable Annuity Life Insurance Company and Putnam Mutual Funds Corp. (6)

           (2) Amendment No. 1 to Fund Participation Agreement between The Variable Annuity Life Insurance Company and Putnam Mutual Funds Corp., effective August 18, 1997. (3)

8(d). (1) Fund Participation Agreement between The Variable Annuity Life Insurance Company and Twentieth Century Investors Inc. (6)

           (2) Amendment No. 1 to Fund Participation Agreement between The Variable Annuity Life Insurance Company, American Century Mutual Funds, Inc. and American Century Investment Management, Inc., effective December 8, 1997. (3)

           (3) Amendment No. 2 dated January 1, 2000 to Fund Participation Agreement between The Variable Annuity Life Insurance Company, American Century Mutual Funds, Inc. and American Century Investment Management, Inc. dated April 30, 1996, as amended December 8, 1997.
           (2)

8(e). (1) Participation Agreement between The Variable Annuity Life Insurance Company and Vanguard Group, Inc. (6)

           (2) Amendment No. 1 to Participation Agreement between The Variable Annuity Life Insurance Company and The Vanguard Group, Inc., effective July 17, 1998. (7)

8(f).      Agreement between The Variable Annuity Life Insurance Company and
           T. Rowe Price Investment Services, Inc., entered into October 1, 1998. (4)

8(g)(i). Participation Agreement between The Variable Annuity Life Insurance Company and Evergreen Equity Trust, dated January 4, 1999. (8)

8(g)(ii).  Form of Amendment No. 1 to Participation Agreement between The
           Variable Annuity Life Insurance Company and Evergreen Equity Trust dated October 2, 2000. (9)

8(g)(iii). Form of Administrative Services Agreement between The Variable
           Annuity Life Insurance Company and Evergreen Investment Services, Inc. dated October 2, 2000. (9)

8(h)(i). Form of Participation Agreement between The Variable Annuity Life Insurance Company, SIT Mutual Funds, Inc. and SIT Investment Associates, Inc. dated November 1, 2000. (9)

8(h)(ii).  Form of Administrative Services Agreement between The Variable
           Annuity Life Insurance Company and SIT Investment Associates, Inc. dated November 1, 2000 (Small Cap Growth Fund). (9)

8(h)(iii). Form of Participation Agreement between The Variable Annuity Life
           Insurance Company, SIT MidCap Growth Fund, Inc. and SIT Investment Associates, Inc. dated November 1, 2000. (9)

8(h)(iv).  Form of Administrative Services Agreement between The Variable
           Annuity Life Insurance Company and SIT Investment Associates, Inc. dated November 1, 2000 (Mid Cap Growth Fund). (9)

8(i)(i). Form of Participation Agreement between The Variable Annuity Life Insurance Company, Ariel Investment Trust and Ariel Distributors, Inc. dated November 7, 2000. (9)

8(i)(ii).  Form of Administrative Services Agreement between The Variable
           Annuity Life Insurance Company and Ariel Distributors, Inc. (9)

8(j)(i). Form of Services Agreement between The Variable Annuity Life Insurance Company and Janus Service Corporation. (9)

8(j)(ii).  Form of Participant Administrative Services Agreement between The
           Variable Annuity Life Insurance Company and Janus Service Corporation. (9)

8(j)(iii). Form of Distribution and Shareholder Services Agreement between The
           Variable Annuity Life Insurance Company and Janus Distributors, Inc. (9)

8(k)(i). Form of Participation Agreement between The Variable Annuity Life Insurance Company, INVESCO Stock Funds, Inc. and INVESCO Distributors, Inc. (9)

8(k)(ii).  Form of Administrative Services Agreement between The Variable
           Annuity Life Insurance Company and INVESCO Funds Group, Inc. (9)

8(l)(i). Form of Participation Agreement between The Variable Annuity Life Insurance Company, Warburg Pincus Small Company Growth Funds (common shares), Credit Asset Management, LLC and Credit Suisse Asset Management Securities, Inc. dated October 2, 2000. (9)

8(l)(ii).  Form of Administrative Services Agreement Letter between The
           Variable Annuity Life Insurance Company and Credit Suisse Asset Management, LLC dated October 2, 2000. (9)

8(m)(i). Form of Participation Agreement between The Variable Annuity Life Insurance Company, Lou Holland Fund and HCM Investments, Inc. dated November 1, 2000. (9)

8(m)(ii).  Form of Administrative Services Agreement between The Variable
           Annuity Life Insurance Company and Holland Capital Management, L.P. dated November 1, 2000. (9)

8(n). Form of Agency Agreement between The Variable Annuity Life Insurance Company, MAS Funds, MAS Fund Distribution, Inc. and Miller Anderson & Sherrerd, LLP dated November 1, 2000. (9)

9.         Opinion of Counsel and Consent of Depositor. (13)

10. Consent of Independent Registered Public Accounting Firm. (Filed herewith)

11.        Not Applicable.

12.        Not Applicable.

13.        Calculation of standard and nonstandard performance information. (3)

14.        Powers of Attorney - The Variable Annuity Life Insurance Company.
           (12)

15. Supplemental Information Form which discloses Section 403(b)(11) withdrawal restrictions as set forth in a no-action letter issued by the SEC on November 28, 1988, and which requires the signed acknowledgement of participants who purchase Section 403(b) annuities with regard to these withdrawal restrictions. (1)
--------
/(1)/ Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4
      Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on March 1, 1996, Accession No. 0000950129-96-000265.

/(2)/ Incorporated by reference to Post-Effective Amendment No. 17 to Form N-4
      Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 26, 2000, Accession No. 0000950129-00-001969.

/(3)/ Incorporated by reference to Post-Effective Amendment No. 11 to Form N-4
      Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on December 23, 1997, Accession No. 0000950129-97-005374.

/(4)/ Incorporated by reference to Post-Effective Amendment No. 15 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on December 17, 1998, Accession No. 0000950129-98-005074.

/(5)/ Incorporated by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 29, 1998, Accession No. 0000950129-98-001794.

/(6)/ Incorporated by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on June 28, 1996, Accession No. 0000950129-96-001391.

/(7)/ Incorporated by reference to Post-Effective Amendment No. 14 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on September 1, 1998, Accession No. 0000950129-98-003727.

/(8)/ Incorporated by reference to Post-Effective Amendment No. 16 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 26, 1999, Accession No. 0000950129-99-001733.

/(9)/ Incorporated by reference to Post-Effective Amendment No. 18 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on November 3, 2000, Accession No. 0000950129-00-005232.

/(10)/ Incorporated by reference to Post-Effective Amendment No. 21 to Form
       N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account filed on April 30, 2003, Accession No. 0000899243-03-000987.

/(11)/ Incorporated by reference to Post-Effective Amendment No. 30 to Form
       N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on March 1, 2006, Accession No. 0000354912-06-000020.

/(12)/ Incorporated by reference to Initial Form N-4 (File No.
       333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on October 11, 2006, Accession No. 0001193125-06-206012.

/(13)/ Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4
       (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on December 15, 2006, Accession No. 0001193125-06-254482.

/(14)/ Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4
       (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on May 25, 2007, Accession No. 0000354912-07-000021.

ITEM 25.DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2929 Allen Parkway, Houston, Texas 77019, unless otherwise noted.

 NAMES                     POSITIONS AND OFFICES HELD WITH DEPOSITOR
 --------------------      ----------------------------------------------------
 Jay S. Wintrob*           Director
 Bruce R. Abrams           Director, President and Chief Executive Officer
 Randall W. Epright**      Executive Vice President & Chief Information Officer

    Sharla A. Jackson***           Director, Executive Vice President -
                                   Operations
    Michael J. Perry               Executive Vice President - National Sales
    Christopher J. Swift           Director
    Jay G. Wilkinson               Executive Vice President - Group Management
    Michael J. Akers               Director, Senior Vice President & Chief
                                   Actuary
    Leslie K. Bates                Senior Vice President
    Lillian Caliman                Senior Vice President & Divisional Chief
                                   Information Officer
    James Coppedge                 Senior Vice President & General Counsel
    Evelyn Curran                  Senior Vice President - Product Development
    David H. den Boer              Senior Vice President & Chief Compliance
                                   Officer
    Terry B. Festervand            Senior Vice President and Treasurer
    N. Scott Gillis**              Director, Senior Vice President & Principal
                                   Financial Officer
    Glenn Harris                   Senior Vice President - Group Management
    Kathleen M. McCutcheon         Director, Senior Vice President - Human
                                   Resources
    Thomas G. Norwood              Senior Vice President - Broker/Dealer
                                   Operations
    Kellie Richter                 Senior Vice President - Marketing Strategy
    Brenda Simmons                 Senior Vice President
    Robert E. Steele***            Senior Vice President - Specialty Products
    Richard L. Bailey              Vice President - Group Actuarial
    Kurt W. Bernlohr               Vice President - Annuity Products
    William B. Bartelloni          Vice President
    Mary C. Birmingham             Vice President
    Gregory Stephen Broer          Vice President - Actuarial
    Richard A. Combs               Vice President - Actuarial
    Neil J. Davidson               Vice President - Actuarial
    Robin F. Farris                Vice President
    Darlene Flagg                  Vice President - Case Development
    Mark D. Foster                 Vice President - VFA Compensation
    Daniel Fritz                   Vice President - Actuarial
    Marc Gamsin*                   Vice President
    David W. Hilbig                Vice President - Education Services &
                                   Marketing Communications
    Eric B. Holmes                 Vice President
    Michael R. Hood                Vice President
    Jeffrey M. Hughes              Vice President
    Stephen M. Hughes              Vice President - Marketing
    Paul Jackson                   Vice President
    Joanne M. Jarvis               Vice President - Sales Planning & Reporting
    Dave Jorgensen                 Vice President and Controller
    Joan M. Keller                 Vice President - Client Service Processing
    Ted G. Kennedy                 Vice President - Government Relations
    Calvin King                    Vice President - North Houston CCC
    Gary J. Kleinman****           Vice President
    Joseph P. McKernan             Vice President - Information Technology
    Lou McNeal                     Vice President
    Michael M. Mead                Vice President
    Greg Outcalt*                  Vice President
    Rembert R. Owen, Jr.           Vice President & Assistant Secretary
    Phillip W. Schraub             Vice President
    Richard W. Scott****           Vice President & Chief Investment Officer
    Cynthia S. Seeman              Vice President
    James P. Steele***             Vice President - Specialty Products
    Katherine Stoner               Vice President & Secretary
    Richard Turner                 Vice President - Retirement Services Tax
    Krien Verberkmoes              Vice President - Sales Compliance
    Darla G. Wilton                Vice President - National Sales
    William Fish                   Investment Officer

   Roger E. Hahn                    Investment Officer
   Locklan O. McNew                 Investment Officer
   Craig R. Mitchell                Investment Officer
   Alan Nussenblatt                 Investment Officer
   W. Larry Mask                    Real Estate Investment Officer & Assistant
                                    Secretary
   Daniel R. Cricks                 Tax Officer
   Kortney S. Farmer                Assistant Secretary
   Tracey E. Harris                 Assistant Secretary
   Debra L. Herzog                  Assistant Secretary
   Russell Lessard                  Assistant Secretary
   Paula G. Payne                   Assistant Secretary
   Connie E. Pritchett***           Assistant Secretary
   John Fleming                     Assistant Treasurer
   Paul Hoepfl                      Assistant Treasurer
   Robert C. Bauman                 Administrative Officer
   Joyce Bilski                     Administrative Officer
   Kara R. Boling                   Administrative Officer
   Fred Caldwell                    Administrative Officer
   Debbie G. Fewell                 Administrative Officer
   Tom Goodwin                      Administrative Officer
   Wendy Green                      Administrative Officer
   Carolyn Gutierrez                Administrative Officer
   Ted D. Hennis                    Administrative Officer
   Kathleen Janos                   Administrative Officer
   Paul Jackson                     Administrative Officer
   Richard D. Jackson               Administrative Officer
   David Malleck                    Administrative Officer
   Joella McPherson                 Administrative Officer
   Steven Mueller                   Administrative Officer
   Linda Pinney                     Administrative Officer
   Sheryl Reed                      Administrative Officer
   Carolyn Roller                   Administrative Officer
   Diana Smirl                      Administrative Officer
   Kathryn T. Smith                 Administrative Officer
   Thomas M. Ward                   Administrative Officer
--------
*    1 SunAmerica Center, Los Angeles, California 90067-6022

**   21650 Oxnard Ave., Woodland Hills, California 91367

***  205 E. 10th Avenue, Amarillo, Texas 79101

**** 70 Pine Street, New York, New York 10270

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of The Variable Annuity Life Insurance Company ("Depositor"). The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An organizational chart for AIG can be found as Exhibit 21 in AIG's Form 10-K, SEC file number 001-08787, Accession No. 0000950123-07-003026, filed March 1, 2007 and is incorporated herein by reference.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of June 30, 2007:

                                  Qualified Contracts   Non-Qualified Contracts
                                  -------------------   -----------------------
                                  Group   Individual      Group     Individual
                                  ------- -----------   --------- -------------
Portfolio Director                 1,011     1,455          41         0
Portfolio Director 2              15,668     6,242       1,595         0
Portfolio Director Plus           28,464    11,896       6,087         0

ITEM 28. INDEMNIFICATION

Set forth below is a summary of the general effect of applicable provisions of the Depositor's Bylaws regarding indemnification of, and advancement of legal expenses to, the Depositor's officers, directors and employees (collectively, "Indemnitees"). The Depositor shall indemnify any Indemnitee who was or is a named defendant or respondent or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (including any action by or in the right of the Depositor), or any appeal of such action, suit or proceeding and any inquiry or investigation that could lead to such an action, suit or proceeding, by reason of the fact that the Indemnitee is or was a director, or officer or employee of the Depositor, or is or was serving at the request of the Depositor as a director, officer, partner, venturer, proprietor, trustee, employee, or similar functionary of another foreign or domestic corporation or nonprofit corporation, partnership, joint venture, sole proprietorship, trust, employee benefit plan or other enterprise, against judgments, penalties (including excise and similar taxes), fines, amounts paid in settlement, and reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection with such action, suit or proceeding, if Indemnitee acted in good faith and in a manner he reasonably believed, (i) in the case of conduct in his official capacity as a director of the Depositor, to be in the best interests of the Depositor and (ii) in all other cases, to be not opposed to the best interests of the Depositor; and, with respect to any criminal action or proceeding, if Indemnitee had no reasonable cause to believe his conduct was unlawful; provided, however that in the case of any threatened, pending or completed action, suit or proceeding by or in the right of the Depositor, the indemnity shall be limited to reasonable expenses (including court costs and attorneys' fees) actually incurred in connection with such action, suit or proceeding; and no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Depositor or liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity as a director or officer. The termination of any action, suit or proceeding by judgment, order, settlement, or conviction, or on a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the Indemnitee did not act in good faith and in a manner which Indemnitee reasonably believed to be in the best interests of the Depositor; and, with respect to any criminal action or proceeding, shall not create a presumption that the person had reasonable cause to believe that his conduct was unlawful.

Where an Indemnitee of the Depositor or other person entitled to indemnity hereunder has been wholly successful, on the merits or otherwise, in defense of any such action, suit or proceeding, Indemnitee shall be indemnified against reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection therewith.

Any indemnification (unless otherwise ordered by a court of competent jurisdiction) shall be made by the Depositor only as authorized in a specific case upon a determination that the applicable standard of conduct has been met. Such determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors who at the time of the vote have not been named as defendants or respondents in such action, suit or proceeding, or
(ii) if such a quorum cannot be obtained, by a majority vote of a committee of the Board of Directors, designated to act in the matter by a majority vote of all directors, consisting solely of two or more directors who at the time of the vote are not named defendants or respondents in such action, suit or proceeding, or (iii) by special legal counsel selected by the Board of Directors (or a committee thereof) by vote in the manner set forth in subparagraphs (i) and (ii) immediately above or if such a quorum cannot be obtained and such a committee cannot be established, by a majority vote of all directors, or (iv) by the shareholders in a vote that excludes the shares held by any Indemnitee who is named as a defendant or respondent in such action, suit or proceeding.

Reasonable expenses incurred by an Indemnitee of the Depositor or other person entitled to indemnity hereunder, who was, is or is threatened to be made a named defendant or respondent in any such action, suit or proceeding described above may be paid by the Depositor in advance of the final disposition thereof upon (i) receipt of a written affirmation by the Indemnitee of his good faith belief that he has met the standard of conduct necessary for indemnification under this article and a written undertaking by or on behalf of the Indemnitee to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the Depositor as authorized under this article and (ii) a determination that the facts then known to those making the determination would not preclude indemnification under this article.

Notwithstanding any other provision of this article, the Depositor may pay or reimburse expenses incurred by any Indemnitee of the Depositor or any other person entitled to indemnity hereunder in connection with his appearance as a witness or other participation in any action, suit or a proceeding described above at a time when he is not named defendant or respondent in such action, suit or proceeding.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event
(a) that a claim for such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person; and (b) the Securities and Exchange Commission is still of the same opinion that the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit such cause to a court of appropriate jurisdiction, the question of whether such indemnification by the Depositor is against public policy as expressed in the Securities Act of 1933 will be governed by the final adjudication of such issue.

ITEM 29.PRINCIPAL UNDERWRITERS

(a) American General Distributors, Inc. ("AGDI") acts as exclusive distributor and principal underwriter of the Registrant.

(b) Unless otherwise indicated, the principal business address of each individual listed below is 2929 Allen Parkway, Houston, Texas 77019:

Name and Principal              Position and Offices With Underwriter
Business Address                American General Distributors, Inc.
------------------------------  -----------------------------------------------
Evelyn Curran                   Director, Chief Executive Officer and President
David H. den Boer               Director, Senior Vice President and Secretary
Katherine Stoner                Director and Assistant Secretary
Thomas G. Norwood               Executive Vice President
Krien VerBerkmoes               Chief Compliance Officer
John Reiner                     Chief Financial Officer and Treasurer
Terry B. Festervand             Assistant Treasurer
Paul Hoepfl                     Assistant Treasurer
Kathleen Janos                  Assistant Treasurer
Daniel R. Cricks                Tax Officer
Kortney S. Farmer               Assistant Secretary
Debra L. Herzog                 Assistant Secretary
Paula G. Payne                  Assistant Secretary

(c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 (the "Act") and the Rules promulgated thereunder will be in the physical possession of:

      The Variable Annuity Life Insurance Company
      Attn: Operations Administration
      2929 Allen Parkway
      Houston, Texas 77019

ITEM 31. MANAGEMENT SERVICES

There have been no management-related services provided to the separate account for the last three fiscal years.

ITEM 32. UNDERTAKINGS

a. VALIC hereby commits itself, on behalf of the contract owners, to the following undertakings:

   1. To file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

   2. To include as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information;

   3. To deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

b. The Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

c. Additional Commitments

The Tax Reform Act of 1986 added to the Internal Revenue Code a new section 403(b)(11) which applies to tax years beginning after December 31, 1988. This paragraph provides that withdrawal restrictions apply to contributions made and interest earned subsequent to December 31, 1988. Such restrictions require that distributions not begin before age 59 1/2, separation from service, death, disability, or hardship (only employee contributions without accrued interest may be withdrawn in case of hardship). These withdrawal restrictions appear in the Section "Federal Tax Matters" in either the prospectus or the Statement of Additional Information for contracts of this Registration Statement. The Company relies on a no-action letter issued by the Securities and Exchange Commission on November 28, 1988 stating that no enforcement action would be taken under sections 22(e), 27(c)(1), or 27(d) of the Act if, in effect, the Company permits restrictions on cash distributions from elective contributions to the extent necessary to comply with section 403(b)(11) of the Internal Revenue Code in accordance with the following conditions:

   (1) Include appropriate disclosure regarding the redemption restrictions imposed by section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

   (2) Include appropriate disclosure regarding the redemption restrictions imposed by section 403(b)(11) in any sales literature used in connection with the offer of the contract;

   (3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by section 403(b)(11) to the attention of the potential participants;

   (4) Obtain from each plan participant who purchases a section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by section 403(b)(11), and (2) the investment alternatives available under the employer's section 403(b) arrangement, to which the participant may elect to transfer his Account Value.

The Company has complied, and is complying, with the provisions of paragraphs
(1)-(4) above.

The Company relies on Rule 6c-7 of the Act which states that a registered separate account, and any depositor of or underwriter for such account, shall be exempt from the provisions of sections 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Texas Optional Retirement Program (Program) in accordance with the following conditions:

   (a) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

   (b) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of the contract to Program participants;

   (c) instruct salespeople who solicit Program participants to purchase the contract specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants;

   (d) obtain from each Program participant who purchases the contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

The Company has complied, and is complying, with the provisions of paragraphs
(a)-(d) above.

The Company relies on an order issued by the Securities and Exchange Commission on May 19, 1993 exempting it from the provisions of section 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Optional Retirement Program of the State University System of Florida ("Florida ORP") as administered by the Division of Retirement of the Florida Department of Management Services ("Division") in accordance with the following conditions:

   (a) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in each registration statement, including the prospectus, relating to the contracts issued in connection with the Florida ORP;

   (b) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in any sales literature used in connection with the offer of contracts to eligible employees;

   (c) instruct salespeople who solicit eligible employees to purchase the contracts specifically to bring the restrictions on redemption imposed by the division to the attention of the eligible employees;

   (d) obtain from each participant in the Florida ORP who purchases a contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding: (i) of the restrictions on redemption imposed by the division, and (ii) that other investment alternatives are available under the Florida ORP, to which the participant may elect to transfer his or her Account Values.

The Company has complied, and is complying, with the provisions of paragraphs
(a)-(d) above.

                                  SIGNATURES

As required by The Securities Act of 1933 and The Investment Company Act of 1940, the Registrant, The Variable Annuity Life Insurance Company Separate Account A certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 1st day of August, 2007.

                          THE VARIABLE ANNUITY LIFE INSURANCE
                          COMPANY SEPARATE ACCOUNT A
                          (Registrant)

                          BY: THE VARIABLE ANNUITY LIFE
                              INSURANCE COMPANY
                              (On behalf of the Registrant and
                              itself)

                          BY: /s/ KATHERINE STONER
                              -----------------------------------
                              Katherine Stoner
                              Vice President, Associate General
                              Counsel and Secretary

As required by The Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                    Title                               Date
---------------------------  ----------------------------------  --------------

JAY S. WINTROB *             Director                            August 1, 2007
---------------------------
Jay S. Wintrob

BRUCE R. ABRAMS *            Director and Chief Executive        August 1, 2007
---------------------------  Officer
Bruce R. Abrams

MICHAEL J. AKERS *           Director                            August 1, 2007
---------------------------
Michael J. Akers

N. SCOTT GILLIS *            Director and Principal Financial    August 1, 2007
---------------------------  Officer
N. Scott Gillis

SHARLA A. JACKSON *          Director                            August 1, 2007
---------------------------
Sharla A. Jackson

KATHLEEN M. MCCUTCHEON *     Director                            August 1, 2007
---------------------------
Kathleen M. McCutcheon

CHRISTOPHER J. SWIFT *       Director                            August 1, 2007
---------------------------
Christopher J. Swift

/s/ DAVID S. JORGENSEN       Vice President and Controller       August 1, 2007
---------------------------  (Principal Accounting Officer)
David S. Jorgensen

* /s/ KATHERINE STONER       Attorney-In-Fact                    August 1, 2007
---------------------------
Katherine Stoner

                               Index of Exhibits

10.   Consent of Independent Registered Public Accounting Firm